As filed with the Securities and Exchange Commission on December 22, 2023
Securities Act Registration No. 033-63943
Investment Company Act Registration No. 811-04661
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 56 (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 64 (X)
Check appropriate box or boxes
Prudential Global Total Return Fund, Inc.
Exact name of registrant as specified in charter
655 Broad Street
Newark, New Jersey 07102
Address of Principal Executive Offices including Zip Code
1-800-225-1852
Registrant’s Telephone Number, Including Area Code
Andrew R. French
655 Broad Street
Newark, New Jersey 07102
Name and Address of Agent for Service
It is proposed that this filing will become effective:
__ immediately upon filing pursuant to paragraph (b)
X on (December 29, 2023) pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on (____) pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
__ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PGIM Global Total Return Fund

PROSPECTUS — December 29, 2023
INVESTMENT OBJECTIVE
Total return, made up of current income and capital appreciation
PGIM GLOBAL TOTAL RETURN FUND
A: GTRAX	C: PCTRX	Z: PZTRX	R2: PGTOX	R4: PGTSX	R6: PGTQX

The Securities and Exchange Commission
(“SEC”) has not approved or disapproved the
Fund's shares, nor has the SEC determined
that this prospectus is complete or accurate.
It is a criminal offense to state otherwise.
Mutual funds are distributed by Prudential
Investment Management Services LLC
(“PIMS”), member SIPC. PGIM Fixed Income
is a unit of PGIM, Inc. (“PGIM”), a registered
investment adviser. PIMS and PGIM are
Prudential Financial companies. © 2023
Prudential Financial, Inc. and its related
entities. The Prudential logo and the Rock
symbol are service marks of Prudential
Financial, Inc. and its related entities,
registered in many jurisdictions worldwide.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

3	FUND SUMMARY
3	INVESTMENT OBJECTIVE
3	FUND FEES AND EXPENSES
4	INVESTMENTS, RISKS AND PERFORMANCE
9	MANAGEMENT OF THE FUND
9	BUYING AND SELLING FUND SHARES
10	TAX INFORMATION
10	PAYMENTS TO FINANCIAL INTERMEDIaries
11	MORE ABOUT THE FUND'S PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
11	INVESTMENT STRATEGIES AND INVESTMENTS
16	RISKS OF INVESTING IN THE FUND
25	HOW THE FUND IS MANAGED
25	BOARD OF DIRECTORS
25	MANAGER
25	SUBADVISER
26	SUB-SUBADVISER
26	PORTFOLIO MANAGERS
26	DISTRIBUTOR
27	DISCLOSURE OF PORTFOLIO HOLDINGS
28	FUND DISTRIBUTIONS AND TAX ISSUES
28	DISTRIBUTIONS
28	TAX ISSUES
30	IF YOU SELL OR EXCHANGE YOUR SHARES
31	HOW TO BUY, SELL AND EXCHANGE FUND SHARES
31	HOW TO BUY SHARES
42	HOW TO SELL YOUR SHARES
45	HOW TO EXCHANGE YOUR SHARES
49	FINANCIAL HIGHLIGHTS
56	GLOSSARY
57	APPENDIX A: WAIVERS AND DISCOUNTS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES

FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek total return, made up of current income and capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $100,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 34 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 57 of the Fund's Prospectus and in Rights of Accumulation on page 67 of the Fund's Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25%	None	None	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%*	1.00%**	None	None	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None	None	None
Redemption fee	None	None	None	None	None	None
Exchange fee	None	None	None	None	None	None
Maximum account fee (accounts under $10,000)	$15	$15	None***	None	None	None
*Investors who purchase $500,000 or more of Class A shares and sell these shares within 12 months of purchase are also subject to a contingent deferred sales charge (“CDSC”) of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
**Class C shares are sold with a CDSC of 1.00% on sales made within 12 months of purchase.
***Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Z	Class R2	Class R4	Class R6
Management fee	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution or distribution and service (12b-1) fees	0.25%	1.00%	None	0.25%	None	None
Other expenses:	0.23%	0.23%	0.17%	0.51%	0.36%	0.04%
Shareholder service fee	None	None	None	0.10%(1)	0.10%(1)	None
Remainder of other expenses(2)	0.23%	0.23%	0.17%	0.41%	0.26%	0.04%
Total annual Fund operating expenses	0.98%	1.73%	0.67%	1.26%	0.86%	0.54%
Fee waiver and/or expense reimbursement	(0.09)%	(0.09)%	(0.03)%	(0.17)%	(0.02)%	None
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(3)	0.89%	1.64%	0.64%	1.09%	0.84%	0.54%
(1) “Shareholder service fee” reflects maximum allowable fees under a shareholder services plan.
(2) Includes interest expense on borrowings of 0.01%.
(3) PGIM Investments LLC (“PGIM Investments”) has contractually agreed, through February 28, 2025, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.88% of average daily net assets for Class A shares, 1.63% of average daily net assets for Class C shares, 0.63% of average daily net assets for Class Z shares, 1.08% of average daily net assets for Class R2 shares, 0.83% of average daily net assets for Class R4 shares, and 0.58% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 28, 2025 without the prior approval of the Fund’s Board of Directors.
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Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$413	$618	$841	$1,479
Class C	$267	$536	$930	$1,835
Class Z	$65	$211	$370	$832
Class R2	$111	$383	$675	$1,508
Class R4	$86	$272	$475	$1,059
Class R6	$55	$173	$302	$677
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$413	$618	$841	$1,479
Class C	$167	$536	$930	$1,835
Class Z	$65	$211	$370	$832
Class R2	$111	$383	$675	$1,508
Class R4	$86	$272	$475	$1,059
Class R6	$55	$173	$302	$677
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund seeks investments that will increase in value, as well as pay the Fund interest and other income. The Fund generally invests in global developed market sovereign, corporate, mortgage-related, and asset-backed debt securities. The Fund may also invest in the debt securities of emerging market sovereign, quasi-sovereign, and corporate issuers.
The Fund may invest in countries anywhere in the world, and normally invests at least 65% of its total assets in income-producing debt securities of U.S. and foreign corporations and governments, supranational organizations, semi-governmental entities or government agencies, authorities or instrumentalities, investment-grade U.S. or foreign mortgage-related securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations), and U.S. or foreign short-term and long-term bank debt securities or bank deposits. Under normal circumstances, the Fund invests at least 40% of its investable assets in non-U.S. dollar denominated securities, including emerging market securities. The Fund's investments in non-U.S. dollar denominated securities may be lower if conditions are not favorable, but such investments may not be lower than 30% of the Fund's investable assets.
The Fund can invest in securities of developed countries and in developing or emerging market countries that the subadviser believes are stable. The Fund generally considers emerging market countries to be countries included in the JP Morgan Emerging Markets Bond Index Global Diversified Index, the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, the JP Morgan Emerging Local Markets Index Plus or the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified. The Fund may invest in debt securities that are denominated in U.S. dollars or foreign currencies. The Fund may invest up to 35% of its total assets in speculative, lower-rated securities, also known as “junk” bonds, and unrated securities, including unrated securities that the subadviser determines are of comparable quality to below investment grade securities.
In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and

PGIM Global Total Return Fund

risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser’s approach to global investing focuses on country and currency selection. The subadviser looks at fundamentals to identify relative value.
The Fund may invest in bonds of any duration. Duration measures the potential volatility of the price of a portfolio of bonds prior to maturity. The Fund also uses derivatives to manage its duration, as well as to manage its foreign currency exposure, to hedge against losses, and to try to improve returns.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Credit Risk. This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.
Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
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Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.
The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.
In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds

PGIM Global Total Return Fund

at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser's judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.
U.S. Government and Agency Securities Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.
Performance. The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns (Class Z Shares)[1]

20%
10%
0%
-10%
-20%
-30%
-2.06
4.29
-2.99
2.83
13.44
-1.49
12.31
9.99
-5.88
-21.88
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
8.27%	2nd Quarter 2020	-11.47%	2nd Quarter 2022

[1] The total return for Class Z shares from January 1, 2023 to	September 30, 2023	was	0.68%

PGIM Global Total Return Fund

Average Annual Total Returns % (including sales charges) (as of 12-31-22)

Return Before Taxes	One Year	Five Years	Ten Years	Since Inception	Inception Date
Class A Shares	-24.46%	-3.07%	-0.23%	-
Class C Shares	-23.30%	-3.16%	-0.65%	-
Class R2 Shares	-22.08%	-2.63%	N/A	-2.54%	12-27-2017
Class R4 Shares	-22.00%	-2.39%	N/A	-2.29%	12-27-2017
Class R6 Shares	-21.80%	-2.15%	0.47%	-
Class Z Shares % (as of 12-31-22)
Return Before Taxes	-21.88%	-2.20%	0.34%	-
Return After Taxes on Distributions	-22.13%	-3.56%	-0.85%	-
Return After Taxes on Distributions and Sale of Fund Shares	-12.95%	-2.07%	-0.16%	-
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-22)
Bloomberg Global Aggregate Index	-16.25%	-1.66%	-0.44%	-1.66%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
* Since Inception returns for the Index are measured from the month-end closest to the inception date for Class R2 and R4 shares.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Fixed Income*	Gregory Peters	Managing Director and Co-Chief Investment Officer	July 2022
		Robert Tipp, CFA	Managing Director, Chief Investment Strategist, and Head of Global Bonds	September 2002
		Matthew Angelucci, CFA	Principal and Co-Senior Portfolio Manager	October 2018
		Brett Bailey, CFA	Vice President and Portfolio Manager	September 2021
*PGIM Fixed Income, is a business unit of PGIM, Inc.
PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Fund.
BUYING AND SELLING FUND SHARES
	Class A*	Class C*	Class Z*	Class R2	Class R4	Class R6
Minimum initial investment	$1,000	$1,000	None	None	None	None
Minimum subsequent investment	$100	$100	None	None	None	None
* Certain share classes are generally closed to investments by new group retirement plans. Please see “How to Buy, Sell and Exchange Fund Shares—Closure of Certain Share Classes to New Group Retirement Plans” in the Prospectus for more information.
For Class A and Class C shares, the minimum initial and subsequent investment for Automatic Investment Plan purchases is $50. Class R, Class R2, Class R4 and Class R6 shares are generally not available for purchase by individuals. Class Z shares may be purchased by certain individuals, subject to certain requirements. Please see “How to Buy, Sell and Exchange Fund Shares—How to Buy Shares—Qualifying for Class R Shares,” “— Qualifying for Class Z Shares,” “—Qualifying for Class R2 and Class R4 Shares,” and “—Qualifying for Class R6 Shares” in the Prospectus for purchase eligibility requirements.
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Your financial intermediary may impose different investment minimums.  You can purchase or redeem shares on any business day that the Fund is open through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.

PGIM Global Total Return Fund

MORE ABOUT THE FUND'S PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
INVESTMENT STRATEGIES AND INVESTMENTS
The Fund's investment objective is to seek total return, made up of current income and capital appreciation. This means the Fund seeks investments that will increase in value, as well as pay the Fund interest and other income.
The Fund generally invests in global developed market sovereign, corporate, mortgage-related, and asset-backed debt securities. The Fund may also invest in the debt securities of emerging market sovereign, quasi-sovereign, and corporate issuers.
In pursuing the Fund's objective, the Fund may invest in countries anywhere in the world, and normally invests at least 65% of its total assets in income-producing debt securities of U.S. and foreign corporations and governments, supranational organizations, semi-governmental entities or government agencies, authorities or instrumentalities, investment-grade U.S. or foreign mortgage-related securities, asset-backed securities (including collateralized debt obligations and collateralized loan obligations) and U.S. or foreign short-term and long-term bank debt securities or bank deposits. The Fund can invest in debt securities denominated in U.S. dollars and debt securities in foreign countries denominated in U.S. dollars or foreign currencies. Under normal circumstances, the Fund invests at least 40% of its investable assets in non-U.S. dollar denominated securities, including emerging market securities. The Fund's investments in non-U.S. dollar denominated securities may be lower if conditions are not favorable, but such investments may not be lower than 30% of the Fund's investable assets. The term “investable assets” in this Prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund can invest in securities of developed countries, and in developing or emerging market countries that the subadviser believes are stable. The Fund generally considers emerging market countries to be countries included in the JP Morgan Emerging Markets Bond Index Global Diversified Index, the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, the JP Morgan Emerging Local Markets Index Plus or the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified. The Fund may invest in debt securities that are “investment-grade.” This means nationally recognized statistical ratings organizations (“NRSROs”), like S&P Global Ratings (“S&P”) or Moody's Investors Service, Inc. (“Moody's”), have rated the securities within one of their four highest quality grades. A rating is an assessment of the likelihood of the timely payment of interest and repayment of principal and can be useful when comparing different debt obligations. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from a NRSRO. If the three primary NRSROs used by the Fund (Moody’s, S&P and/or Fitch, Inc.) do not rate a security, the Fund will treat the security as being rated in the highest rating category received from Japan Credit Agency, Ltd. and DBRS Morningstar, if any. Up to 35% of the Fund's total assets may be invested in lower-rated securities, also known as “junk” bonds, and unrated securities, including unrated securities that the subadviser determines are of comparable quality to below investment grade securities. Lower rated securities are riskier than investment-grade debt obligations and considered “speculative” with respect to their capacity to pay principal and interest.
The Fund may invest in bonds of any duration. Duration measures the potential volatility of the price of a portfolio of bonds prior to maturity. Duration is the magnitude of the change in price of a bond relative to a given change in the market interest rate. Duration incorporates a bond's yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. As of October 31, 2023, the Fund’s weighted average duration was 6.47 years. The Fund also uses derivatives to manage its duration as well as to manage its foreign currency exposure, to hedge against losses, and to try to improve returns.
In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic
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data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.
The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser’s approach to global investing focuses on country and currency selection. The subadviser looks at fundamentals to identify relative value.
The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.
The subadviser has a team of fixed income professionals, including credit analysts and traders, with experience in many foreign fixed income securities markets. In selecting portfolio securities, the subadviser considers country and currency selection, economic conditions and interest rate fundamentals. The subadviser also evaluates individual debt securities within each fixed income sector based upon their relative investment merit and considers factors such as yield, duration and potential for price appreciation as well as credit quality, maturity and risk.
The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval. The Fund's 65% investment policy is not a fundamental investment policy.
Mortgage-Related Securities
The Fund invests in investment-grade U.S. or foreign mortgage-related securities issued or guaranteed by U.S. governmental entities or private issuers. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Mortgage-related securities issued by the U.S. Government include Government National Mortgage Association (“GNMA” or “Ginnie Mae”) and mortgage-related securities issued by agencies of the U.S. Government as well as Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and debt securities issued by Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The U.S. Government or the issuing agency directly or indirectly guarantees the payment of interest and principal on these securities (see discussion above). Privately issued mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default. Private issuer mortgage-backed securities may include loans on commercial or residential properties.
Mortgage pass-through securities include collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities. A collateralized mortgage obligation (“CMO”) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by a bank or by U.S. governmental entities. A multi-class pass-through security is an interest in a trust composed of underlying mortgage assets. Payments of principal of and interest on the mortgage assets and any reinvestment income thereon provide funds to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (“MBS strip”) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently.
The values of mortgage-related securities vary with changes in market interest rates generally and changes in yields among various kinds of mortgage-related securities. Such values are particularly sensitive to changes in prepayments of the underlying mortgages. For example, during periods of falling interest rates, prepayments tend to accelerate as homeowners and others refinance their higher rate mortgages; these prepayments reduce the anticipated duration of the mortgage-related securities. Conversely, during periods of rising interest rates, prepayments can be expected to

PGIM Global Total Return Fund

decelerate, which has the effect of extending the anticipated duration at the same time that the value of the securities declines. MBS strips tend to be even more highly sensitive to changes in prepayment and interest rates than mortgage-related securities and CMOs generally.
Structured Product Securities
Structured product securities include secured loans backed by commercial real estate, residential real estate, commercial or consumer loans such as agency and non-agency mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and “CMOs”), asset-backed securities (“ABS”) (including collateralized debt obligations (“CDOs”) such as collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”)), and other similar securities and related instruments. The Fund generally may not invest more than 5% of its total assets in unregistered or privately issued structured product securities (excluding structured products offered and sold in the U.S. in reliance on Rule 144A or Regulation S under the Securities Act of 1933) that, at the time of purchase, (i) are classified as illiquid, and (ii) for which there is no current market price (“Other Unregistered Structured Products”). If an identifiable market for the structured product develops after the Fund’s purchase of the security, the structured product will no longer be subject to this 5% limitation.
Adjustable/Floating Rate Securities
The Fund may invest in adjustable or floating rate securities whose interest rate is calculated by reference to a specific index and is reset periodically. The value of adjustable or floating rate securities does not respond as quickly to changing interest rates as do fixed rate securities.
Investments in Affiliated and Unaffiliated Funds
The Fund may invest its assets in affiliated or unaffiliated funds, including exchange-traded funds. The Fund can invest its free cash balances in short-term bond funds and/or money market funds to obtain income on short-term cash balances while awaiting attractive investment opportunities, to provide liquidity in preparation for anticipated redemptions or for defensive purposes. Such an investment could also allow the Fund to obtain the benefits of a more diversified portfolio available in the funds than might otherwise be available through direct investments in those asset classes, and will subject the Fund to the risks associated with the particular asset class. The investment results of the portions of the Fund’s assets invested in the other funds will be based on the investment results of the other funds. As a shareholder in other funds, the Fund will pay its proportional share of the expenses of the other funds.
The affiliated short-term bond funds and certain affiliated money market funds do not pay a management fee to the investment manager, since the investment manager only receives reimbursement for its expenses. Thus, shareholders of the Fund are not paying management fees for both the Fund and the affiliated short-term bond funds and money market funds.
To the extent the Fund serves as an underlying investment for other registered funds, the Fund may be prohibited from investing in certain registered funds and private funds.
Asset-Backed Securities
The Fund may invest in asset-backed securities. An asset-backed security is a type of pass-through instrument where the cash flow generated by the underlying assets is applied to make required payments on the security and to pay related administrative expenses. Underlying assets generating this cash flow may include mortgages, automobile loans, credit card receivables or similar assets supported by periodic payments. Asset-backed securities may also be collateralized by a portfolio of corporate debt, including bonds, junk bonds, corporate loans, or other types of corporate debt, or other corporate and municipal securities. Credit quality depends primarily on the quality of the underlying asset, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any. The value of the security may change because of actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent, the financial institution providing the credit support or the swap counterparty. Asset-backed securities in which the Fund invests may include collateralized debt obligations (“CDOs”), which may include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”).
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Derivative Strategies
Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying instruments, indices or currencies. The Fund may use various derivative strategies to try to improve the Fund's returns. The subadviser may also use hedging techniques to try to protect the Fund's assets. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more investments, indices or currencies. Derivatives may be traded or listed on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.
Because the Fund is a global fund and invests in securities denominated in different foreign currencies, the Fund may use currency derivative positions. Currency derivative positions can help protect the Fund’s net asset value from declining if a particular foreign currency were to decrease in value compared to the U.S. dollar, but can also decline in value should the currency derivative position move against the Fund.
Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts to protect the value of its assets against future changes in the level of foreign exchange rates or to enhance returns. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price or to make or receive a cash payment based on the value of a given currency at a future date. Delivery of the underlying currency is expected, the terms are individually negotiated, the counterparty is not a clearing corporation or an exchange, and payment on the contract is made upon delivery, rather than daily.
Futures Contracts and Related Options. The Fund may purchase and sell financial futures contracts and related options on financial futures. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the underlying index, margin is uniform, a clearing corporation or an exchange is the counterparty and the Fund makes daily margin payments based on price movements in the index. An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium.
Swap Transactions. The Fund may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to credit default swaps, interest rate swaps, total return swaps and index swaps.
Options. The Fund may purchase and sell put and call options on debt securities, aggregates of debt securities, financial indices, and currencies traded on U.S. or foreign securities exchanges or in the over-the-counter market. An option gives the purchaser the right to buy or sell securities or such currencies in exchange for a premium.
Options on Securities and Financial Indices. The Fund may purchase and sell put and call options on securities and financial indices traded on US or non-US securities exchanges, on NASDAQ or in the over-the-counter market. An option gives the purchaser the right to buy or sell securities in exchange for a premium.
Dollar Rolls
The Fund may enter into dollar rolls in which the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale.

PGIM Global Total Return Fund

Equity and Equity-Related Securities
From time to time, the Fund may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants.
Floating Rate and Other Loans
The Fund may invest in fixed and floating rate loans (secured or unsecured) arranged through private negotiations between a company as the borrower and one or more financial institutions as lenders. These types of investments can be in the form of loan participations or assignments.
Loan participations and assignments are nonconvertible corporate debt instruments of varying maturities. With participations, the Fund has the right to receive payments of principal, interest and fees from the lender conditioned upon the lender's receipt of payment from the borrower. In participations, the Fund generally does not have direct rights against the borrower on the loan, which means that if the borrower does not pay back the loan or otherwise comply with the loan agreement, the Fund will not have the right to make it do so. With assignments, the Fund has direct rights against the borrower on the loan, but its rights may be more limited than the original lender's.
Other Debt Securities
The Fund can invest up to 35% of its total assets in other debt securities such as convertible securities. Convertible securities include convertible preferred stocks and debt securities of a corporation that may be converted into underlying shares of common stock either because they have warrants attached or otherwise permit the holder to buy common stock of the corporation at a set price. Convertible securities provide an income stream (usually lower than non-convertible bonds) and give investors opportunities to participate in the capital appreciation of the underlying common stock. Convertible securities typically offer greater potential for appreciation than non-convertible securities.
Repurchase Agreements
The Fund may enter into repurchase agreements, where a party agrees to sell a security to the Fund and then repurchases it at an agreed-upon price at a stated time. This creates a fixed return for the Fund, and is, in effect, a loan by the Fund. Repurchase agreements are used for cash management purposes only.
Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements, where the Fund sells a security with an obligation to repurchase it at an agreed-upon price and time. Reverse repurchase agreements that involve borrowing to take advantage of investment opportunities, a practice known as leverage, could magnify losses. If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged. In addition, interest costs and investment fees relating to leverage may exceed potential investment gains.
Securities Lending
Consistent with applicable regulatory requirements, the Fund may lend portfolio securities with a value up to 33 1∕3% of its total assets to brokers, dealers and other financial organizations to earn additional income. Loans of portfolio securities will be collateralized by cash.
Short Sales
The Fund may make short sales of a security. This means that the Fund may sell a security that it does not own, which it may do, for example, when the subadviser thinks the value of the security will decline. The Fund generally borrows the security to deliver to the buyers in a short sale. The Fund must then replace the borrowed security by purchasing it at the market price at the time of replacement. The Fund may make short sales “against the box.” In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security at no additional cost through conversion or exchange of other securities it owns.
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Stripped Securities
The Fund may invest in “stripped securities” of U.S. and foreign debt securities. Stripped securities are those with the principal and interest sold separately.
Zero Coupon Bonds
The Fund may invest in zero coupon bonds. Zero coupon bonds do not pay interest during the life of the security. An investor purchases the security at a price that is less than the amount the investor will receive when the borrower repays the amount borrowed (face value).
Temporary Defensive Investments
In response to adverse market, economic or political conditions, the Fund may take a temporary defensive position and invest up to 100% of its investable assets in money market instruments, including short-term obligations of, or securities guaranteed by, the U.S. Government, its agencies or instrumentalities, or in high-quality obligations of U.S. or non-U.S. banks and corporations, and may hold up to 100% of its investable assets in cash or cash equivalents. Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions. Investing heavily in these securities is inconsistent with and limits the Fund's ability to achieve its investment objective, but may help to preserve the Fund's assets.
Other Investments
In addition to the strategies and securities discussed above, the Fund may use other strategies or invest in other types of securities as described in the Statement of Additional Information (“SAI”). The Fund might not use all of the strategies or invest in all of the types of securities as described in the Prospectus or in the SAI.
The table below summarizes the investment limits applicable to the Fund’s principal investment strategies and certain non-principal investment strategies.
Principal & Certain Non-Principal Strategies: Investment Limits
◾Income-producing debt securities: Normally, at least 65% of total assets
◾Non-USD Denominated Securities: At least 40% of investable assets (under normal circumstances); otherwise at least 30%
of investable assets
◾Junk bonds and unrated securities: Up to 35% of total assets
◾Derivatives (including swaps): Up to 25% of net assets (subject to the Fund's operation under the requirements of Rule
18f-4 under the Investment Company Act of 1940)
◾Short Sales: Up to 25% of net assets (excluding short sales against-the-box)
◾Asset-backed securities: Up to 35% of total assets
◾Mortgage-related securities: Percentage varies
◾U.S. Government and Agency securities: Percentage varies
◾Bank Loan Investments: Up to 10% of net assets
◾Illiquid Investments: Up to 15% of net assets
◾Money market instruments: Up to 100% of investable assets on temporary basis
◾Borrowing: Up to 33 1∕3% of total assets
◾Adjustable/floating rate securities: Percentage varies
◾Other Unregistered Structured Products: Up to 5% of total assets

RISKS OF INVESTING IN THE FUND
The order of the below risk factors does not indicate the significance of any particular risk factor.
Adjustable and Floating Rate Securities Risk. The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.

PGIM Global Total Return Fund

Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
“Covenant-Lite” Risk. Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.
Credit Risk. This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.
Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund's service providers or issuers of securities in which the Fund invests.
Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
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Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Dollar Rolls Risk. Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. If the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's right to purchase or repurchase securities under a dollar roll may be restricted. Successful use of dollar rolls depends on the ability to correctly predict interest rates and prepayments, depending on the underlying security. These transactions may involve leverage.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.
The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
Investing through the Bond Connect Program Risk. The Fund may invest in Chinese bonds traded on the China Interbank Bond Market (“CIBM”) through the China-Hong Kong Bond Connect program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds securities purchased via Bond Connect on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian. This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder.
Laws, rules, regulations, policies, notices, circulars or guidelines relating to the Bond Connect program, as published or applied by the relevant authorities of the PRC and Hong Kong, are subject to change from time to time. There can be no assurance that the Bond Connect program will not be restricted, suspended or abolished. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new. In the event of systems malfunctions or extreme market conditions, trading via Bond Connect could be disrupted. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.

PGIM Global Total Return Fund

Bond Connect is only available on days when markets in both the PRC and Hong Kong are open. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position and, therefore, may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Uncertainties in the PRC tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for the Fund.
Equity and Equity-Related Securities Risk. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Exchange-Traded Funds (“ETFs”) Risk. Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which it invests, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed.
Floating Rate and Other Loans Risk. The Fund's ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund's access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund's ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser's credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these
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protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.
Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.
In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. Certain of these entities may use predetermined, nondiscretionary mathematical formulas in their investment process that may result in large-scale asset flows into and out of the Fund. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Such redemptions may cause the Fund to have to sell securities at inopportune times or prices. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition,

PGIM Global Total Return Fund

large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle. To the extent a large shareholder in the Fund is an entity subject to domestic and/or international regulations governing banking, insurance, or other financial institutions, changes in those regulations (e.g., capital requirements) or in the shareholder’s financial status may cause or require the shareholder to redeem its investment in the Fund when it otherwise would not choose to redeem that investment. It is also possible that a significant redemption could result in an increase in Fund expenses on account of being spread over a smaller asset base, and therefore make it more difficult for the Fund to implement its investment strategy. Large redemptions could also result in tax consequences to shareholders. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser's judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise. Prepayments may also occur on a scheduled basis or due to foreclosure. When market interest rates increase, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund.
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Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rates of prepayment of the underlying mortgages tend to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.
The value of mortgage-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. For mortgage derivatives and structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.
Asset-backed securities are structured like mortgage-backed securities and are subject to many of the same risks, including prepayment risk, extension risk, credit risk and interest rate risk. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets or to otherwise recover from the underlying obligor may be limited. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.
Reference Rate Risk. The Fund may be exposed to financial instruments that recently transitioned from using or continue to use the London Interbank Offered Rate (LIBOR) or synthetic version thereof to determine payment obligations, financing terms, hedging strategies or investment value.
The United Kingdom's Financial Conduct Authority (the “FCA”) announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings ceased to be published or are no longer representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The FCA will permit the use of synthetic U.S. dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income instruments at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the Fund's NAV or its overall return.
Repurchase Agreements Risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.

PGIM Global Total Return Fund

Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve leverage, which may exaggerate the increase or decrease of the value of the Fund’s assets during the term of the agreement.
Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected. These events could trigger adverse tax consequences for the Fund.
Short Sales Risk. Short sales involve costs and risks. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Although the Fund’s gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. The Fund may also make short sales “against the box.” When selling short against the box, the Fund gives up the opportunity for capital appreciation in the security.
Spread Risk. Spread risk is the risk that wider credit spreads and decreasing market values typically represent a deterioration of the fixed income instrument's credit soundness and a perceived greater likelihood or risk of default by the issuer. Fixed income instruments generally compensate for greater credit risk by paying interest at a higher rate. As the spread on a security widens (or increases), the price (or value) of the security generally falls.
Stripped Securities Risk. Stripped securities are more volatile than securities where the principal and interest have not been separated. Principal-only stripped securities do not make periodic interest payments, and generally lose value when interest rates rise. The value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. Interest-only stripped securities generally have greater risk of loss compared to principal-only stripped securities.
Structured Products Risk. Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.
U.S. Government and Agency Securities Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association
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and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.
Zero Coupon Bond Risk. Zero coupon bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.
Please note that, in addition to the risks discussed above, there are many other factors that may impact the Fund’s ability to achieve its investment objective and which could result in a loss of all or a part of your investment.
More information about the Fund’s investment strategies and risks appears in the SAI.

PGIM Global Total Return Fund

HOW THE FUND IS MANAGED
BOARD OF DIRECTORS
The Fund is overseen by a Board of Directors (hereafter referred to as “Directors” or the “Board”). The Board oversees the actions of the Manager, subadviser and distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.
MANAGER
PGIM Investments LLC (“PGIM Investments”)
655 Broad Street
Newark, NJ 07102-4410
Under a management agreement with the Fund, PGIM Investments manages the Fund's investment operations and administers its business affairs and is responsible for supervising the Fund's subadviser. For the fiscal year ended October 31, 2023, the Fund paid PGIM Investments management fees (net of waivers, as applicable) at the effective rate of 0.50% of the Fund's average daily net assets.
PGIM Investments and its predecessors have served as a manager or administrator to investment companies since 1987. As of October 31, 2023 PGIM Investments, a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential”), served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the manager or administrator to closed-end investment companies, with aggregate assets of approximately $272.3 billion.
Subject to the supervision of the Board, PGIM Investments is responsible for conducting the initial review of prospective subadvisers for the Fund. In evaluating a prospective subadviser, PGIM Investments considers many factors, including the firm's experience, investment philosophy and historical performance. Subject to the Board’s oversight, PGIM Investments is also responsible for monitoring the performance of the Fund's subadviser and recommending its termination and replacement when deemed appropriate. PGIM Investments may provide a subadviser with additional investment guidelines consistent with the Fund's investment objective and restrictions.
PGIM Investments and the Fund operate under an exemptive order (the “Order”) from the SEC that generally permits PGIM Investments to enter into or amend agreements with unaffiliated subadvisers without obtaining shareholder approval. This authority is subject to certain conditions, including the requirement that the Board must approve any new or amended agreements with a subadviser. Shareholders of the Fund still have the right to terminate these agreements at any time by a vote of the majority of the outstanding shares of the Fund. The Fund will notify shareholders of any new subadvisers engaged or material amendments to subadvisory agreements made pursuant to the Order. Any new subadvisory agreement or amendment to the Fund’s management agreement or current subadvisory agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by the Fund will be submitted to the Fund’s shareholders for their approval. PGIM Investments does not currently intend to retain unaffiliated subadvisers.
A discussion of the basis for the Board's approvals of the management and subadvisory agreements is available in the Fund's Annual Report to shareholders dated October 31.
SUBADVISER
PGIM, Inc. (“PGIM”) is an indirect, wholly-owned subsidiary of Prudential that was organized in 1984. Its address is 655 Broad Street, Newark, New Jersey 07102. As of September 30, 2023, PGIM managed approximately $1.22 trillion in assets.
PGIM Fixed Income is the primary fixed income asset management unit of PGIM, with $744.2 billion in assets under management as of September 30, 2023 and is the unit of PGIM that provides fixed income investment advisory services to the Fund.*
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PGIM Fixed Income’s investment strategies include but are not limited to the following: multi-sector, investment grade credit, securitized products, leveraged finance, emerging markets and alternative strategies.
* PGIM Fixed Income's assets under management includes the assets under management of PGIM Limited, an indirect wholly-owned subsidiary of PGIM.
SUB-SUBADVISER
PGIM Limited is an indirect wholly-owned subsidiary of PGIM. PGIM Limited is located at Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR. PGIM Limited provides investment advisory services with respect to securities in certain foreign markets. As of September 30, 2023, PGIM Limited managed approximately $51.8 billion in assets.
PORTFOLIO MANAGERS
Robert Tipp, CFA, Matthew Angelucci, CFA, Brett Bailey, CFA, and Gregory Peters are jointly and primarily responsible for the day-to-day management of the Fund.
Robert Tipp, CFA, is a Managing Director, Chief Investment Strategist, and Head of Global Bonds at PGIM Fixed Income. Mr. Tipp is also one of the co-heads on the Multi-Sector Team at PGIM Fixed Income. Mr. Tipp has worked at the Firm since 1991, where he has held a variety of senior investment manager and strategist roles. Prior to joining the firm, he was a Director in the Portfolio Strategies Group at the First Boston Corporation, where he developed, marketed, and implemented strategic portfolio products for money managers. Before that, Mr. Tipp was a Senior Staff Analyst at the Allstate Research & Planning Center, and managed fixed income and equity derivative strategies at Wells Fargo Investment Advisors. He received a BS in Business Administration and an MBA from the University of California, Berkeley. Mr. Tipp holds the Chartered Financial Analyst (CFA) designation.
Matthew Angelucci, CFA, is a Principal and portfolio manager on the Multi-Sector Team at PGIM Fixed Income. In addition, he is responsible for the Global Bond Strategies. Mr. Angelucci specializes in country and sector allocation, global rates positioning, and issue selection within sovereign securities and derivatives. Prior to assuming his current position, he was a financial analyst in the Portfolio Analysis Group where he was responsible for performance attribution and providing daily risk analysis and analytic support to the Global Government portfolio management team. Mr. Angelucci joined the Firm in 2005. He received a BS in Corporate Finance and Accounting from Bentley University. Mr. Angelucci holds the Chartered Financial Analyst (CFA) designation.
Brett Bailey, CFA, is a Vice President and portfolio manager on the Multi-Sector Team at PGIM Fixed Income. Previously, he was a financial analyst in the Portfolio Analysis Group, responsible for performance attribution and providing daily risk analysis and analytic support to the Global Government and Emerging Market portfolio management teams. Mr. Bailey joined the Firm in 2007. He received a BS in Economics and Finance from Villanova University and holds the Chartered Financial Analyst (CFA) designation.
Gregory Peters is Managing Director and Co-Chief Investment Officer of PGIM Fixed Income. Mr. Peters is one of the co-heads on the Multi-Sector Team at PGIM Fixed Income. Prior to joining the Firm in 2014, Mr. Peters was Morgan Stanley's Global Director of Fixed Income & Economic Research and Chief Global Cross Asset Strategist, responsible for the Firm's macro research and asset allocation strategy. Earlier, he worked at Salomon Smith Barney and the Department of U.S. Treasury. He received a BA in Finance from The College of New Jersey and an MBA from Fordham University. Mr. Peters is a member of the Fixed Income Analyst Society and the Bond Market Association. Mr. Peters was named a 2019 winner of the Pension and Investment Provider Award for Global Multi-Asset Credit.
Additional information about portfolio manager compensation, other accounts managed, and portfolio manager ownership of Fund securities may be found in the SAI.
DISTRIBUTOR
Prudential Investment Management Services LLC (“PIMS” or the “Distributor”) distributes each class of the Fund's shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), applicable to

PGIM Global Total Return Fund

certain of the Fund's shares. Under the Plans and the Distribution Agreement, the Distributor pays the expenses of distributing the shares of all share classes of the Fund. The Distributor also provides certain shareholder support services. Under the Plans, certain classes of the Fund pay distribution and other fees to the Distributor as compensation for its services. These fees—known as 12b-1 fees—are set forth in the “Fund Fees and Expenses” tables.
Because these fees are paid from the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities are described in the Fund's SAI and on the Fund's website at www.pgim.com/investments.
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FUND DISTRIBUTIONS AND TAX ISSUES
DISTRIBUTIONS
The Fund distributes dividends to shareholders out of any net investment income. For example, if the Fund owns ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund’s income is more than its costs and expenses. The dividends you receive from the Fund will be subject to taxation whether or not they are reinvested in the Fund, unless your shares are held in a qualified or tax-deferred plan or account.
The Fund also distributes any net realized capital gains to shareholders. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 bonds of ACME Corp. for a total of $1,000 and more than one year later sold the bonds for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's remaining total gains are greater than any losses it may have).
For your convenience, the Fund’s distributions of dividends and net capital gains are automatically reinvested in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with Prudential Mutual Fund Services LLC (“PMFS” or the “Transfer Agent”). Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to income taxes, unless your shares are held in a qualified or tax-deferred plan or account. If your dividend distribution check remains uncashed for more than six months, your check may be invested in additional shares of the Fund at the next net asset value (“NAV”) calculated on the day of the investment. For more information about automatic reinvestment and other shareholder services, see “Additional Shareholder Services” in the next section.
The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.
Expected Distribution Schedule*
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually
*Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.
TAX ISSUES
Investors who buy Fund shares should be aware of some important tax issues. For example, the Fund distributes dividends of net investment income and realized net capital gains, if any, to shareholders. Fund distributions and gain from the sale of Fund shares are subject to federal income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (“IRA”) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income tax in the state where you live.
The following briefly discusses some of the important income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.
Fund Distributions
Fund distributions of net capital gains are taxed differently depending on how long the Fund holds the security. If the Fund holds a security for more than one year before selling it, any gain is treated as long-term capital gain which is generally taxed at rates of up to 15% or 20% for non-corporate U.S. shareholders, depending on whether their incomes exceed certain threshold amounts, which are adjusted annually for inflation. If the Fund holds the security for one year or less, any gain is treated as short-term capital gain, which is taxed at rates applicable to ordinary income, subject to a maximum tax rate of 37%. Different rates apply to corporate shareholders.

PGIM Global Total Return Fund

Dividends from net investment income paid to a non-corporate U.S. shareholder that are reported as qualified dividend income will generally be taxable to such shareholder at the long-term capital gain tax rate. Dividends of net investment income that are not reported as qualified dividend income will be taxable to shareholders at ordinary income rates. Also, a portion of the dividends paid to corporate shareholders of the Fund will be eligible for the dividends received deduction to the extent the Fund’s income is derived from certain dividends received from U.S. corporations. Between 2018 and 2025, the Fund may report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses.
A U.S. shareholder that is an individual, estate or certain type of trust is subject to a 3.8% Medicare contribution tax on the lesser of (1) the U.S. shareholder’s “net investment income,” including Fund distributions and net gains from the disposition of Fund shares, and (2) the excess of the U.S. shareholder’s modified adjusted gross income for the taxable year over $200,000 (or $250,000 for married couples filing jointly). For this purpose, net investment income includes interest, dividends, annuities, royalties, capital gain and income from a passive activity business or a business of trading in financial instruments or commodities.
Form 1099
For every year the Fund declares a dividend, you will receive a Form 1099, which reports the amount of ordinary income distributions and long-term capital gains we distributed to you during the prior year unless you own shares of the Fund as part of a qualified or tax-deferred plan or account. If you do own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead you will receive a Form 1099 when you take any distribution from your qualified or tax-deferred plan or account.
Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends and distributions in the fourth quarter, with a record date in such quarter, and actually pay them in January of the following year. In such cases, the dividends and distributions are treated as if they were paid on December 31st of the prior year.
Cost Basis Reporting
Mutual funds must report cost basis information to you and the IRS when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. The cost basis regulations also require mutual funds to report whether a gain or loss is short-term (shares held one year or less) or long-term (shares held more than one year) for all shares acquired on or after January 1, 2012 that are subsequently sold or exchanged. The Transfer Agent is not required to report cost basis information on shares acquired before January 1, 2012. However, in most cases the Transfer Agent will provide this information to you as a service.
Withholding Taxes
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion of your distributions and sale proceeds, based on the backup withholding rate.
Taxation of Non-U.S. Shareholders
For a discussion regarding the taxation of non-U.S. shareholders, please see the SAI and contact your tax adviser.
If You Purchase on or Before a Record Date
If you buy shares of the Fund on or before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so, because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. However, the timing of your purchase does mean that part of your investment may have come back to you as taxable income.
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Qualified and Tax-Deferred Retirement Plans
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax-deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax-deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of PGIM Funds that are suitable for retirement plans offered by Prudential.
IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Fund for a profit, you have realized a capital gain, which is subject to tax unless the shares are held in a qualified or tax-deferred plan or account. As mentioned above, the maximum capital gains tax rate is up to 15% or 20% for individuals, depending on whether their incomes exceed certain threshold amounts, which are adjusted annually for inflation.
If you sell shares of the Fund at a loss, you may have a capital loss, which you may use to offset capital gains you have, plus, in the case of non-corporate taxpayers, ordinary income of up to $3,000. If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before and ending 30 days after the sale of the shares). Under certain circumstances, if you acquire shares of the Fund and sell or exchange your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale or exchange of the shares.

If you exchange your Fund shares for shares of another class of the Fund, this is generally not a taxable event and should not result in realization of a capital gain or loss by you. If you exchange your shares of the Fund for shares of another PGIM Fund, this is considered a sale for tax purposes. In other words, it's a taxable event. Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above. Unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell—or exchange—Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.
Automatic Conversion of Class C Shares
The conversion of Class C shares into Class A shares—which happens automatically approximately 8 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.

PGIM Global Total Return Fund

HOW TO BUY, SELL AND EXCHANGE FUND SHARES
HOW TO BUY SHARES
In order to buy Fund shares, simply follow the steps described below.
Opening an Account
Shares may be purchased through an account with the Transfer Agent, or through an account with a financial intermediary that has an agreement with the Distributor to sell Fund shares. In order to open an account with the Transfer Agent contact PMFS at (800) 225-1852 or write to:
Prudential Mutual Fund Services LLC (“PMFS”)
P.O. Box 534432
Pittsburgh, PA 15253-4432
PMFS will accept purchases of shares by check or wire. We do not accept cash, money orders, non-U.S. checks, credit card checks, payable through checks or travelers checks. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this Prospectus. Your purchase order must be in good order to be accepted and processed, which means that all necessary processing requirements have been satisfied. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sales of its shares under certain circumstances. These circumstances include, but are not limited to, failure by you to provide additional information requested, such as information required to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares. Furthermore, we are required by law to close your account if you do not provide the required identifying information. This would result in the redemption of shares at the then-current NAV and the proceeds would be remitted to you via check. We will attempt to verify your identity within a reasonable time frame (e.g., 60 days), which may change from time to time. For further information, please contact PMFS (for shares purchased through the Transfer Agent) or your financial professional (for shares purchased through a financial intermediary).
With certain limited exceptions, Fund shares are only available to be sold in the United States, U.S. Virgin Islands, Puerto Rico and Guam.
Choosing a Share Class
The Fund offers the following share classes. Certain classes of shares may have additional specific eligibility or qualification requirements, which are explained below.
Share Class	Eligibility
Class A*	Retail investors
Class C*	Retail investors
Class Z*	Certain group retirement plans, institutional investors and certain other investors
Class R2	Certain group retirement plans and certain other investors
Class R4	Certain group retirement plans and certain other investors
Class R6	Certain group retirement plans, institutional investors and certain other investors
* The Fund’s Class A, Class C and Class Z shares are generally closed to investments by new group retirement plans. Please see “Closure of Certain Share Classes to New Group Retirement Plans” in this section of the Prospectus for more information.
Multiple share classes let you choose a cost structure that meets your needs:
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Class A shares purchased in amounts of less than $500,000 require you to pay a sales charge at the time of purchase, but the operating expenses of Class A shares are lower than the operating expenses of Class C shares. Investors who purchase $500,000 or more of Class A shares and sell these shares within 12 months of purchase are also subject to a contingent deferred sales charge (“CDSC”) of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
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Class C shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a CDSC of 1.00% if you sell your shares within 12 months of purchase. The operating expenses of Class C shares are higher than the operating expenses of Class A shares.
When choosing a share class, you should consider the following factors:
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The amount of your investment and any previous or planned future investments, which may qualify you for reduced sales charges for Class A shares under Rights of Accumulation or a Letter of Intent.
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The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For this reason, Class C shares are generally appropriate only for investors who plan to hold their shares for no more than 3 years.
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The different sales charges that apply to each share class—Class A's front-end sales charge (and, in certain instances, CDSC) vs. Class C's CDSC.
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Class C shares purchased in single amounts greater than $500,000 are generally less advantageous than purchasing Class A shares. Purchase orders for Class C shares above this amount generally will not be accepted.
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If you purchase Class Z shares through a broker acting solely as an agent on behalf of its customers pursuant to an agreement with PIMS, the broker may charge you a commission in an amount determined and separately disclosed to you by the broker.
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Because Class Z and Class R6 shares have lower operating expenses than Class A or Class C shares, as applicable, you should consider whether you are eligible to purchase such share classes.
See “How to Sell Your Shares” for a description of the impact of CDSCs.
If your shares are held through a financial intermediary, you should discuss with your intermediary which share classes of the Fund are available to you and which share class may best meet your needs. Certain financial intermediaries through which you may purchase shares of the Fund may impose their own investment minimums, fees, policies and procedures for purchasing, exchanging and selling Fund shares, which are not described in this Prospectus or the SAI, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult your financial intermediary about share class availability and the intermediary’s policies, procedures and other information. The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. See “Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries” for additional information. The Fund has advised financial intermediaries of the share class features and guidelines, per the Prospectus, and it is their responsibility to monitor and enforce these guidelines with respect to shareholders purchasing shares through financial intermediaries.
Share Class Comparison. Use the following chart to help you compare the different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.
	Class A*	Class C*	Class Z*	Class R2	Class R4	Class R6†
Minimum purchase amount	$1,000	$1,000	None	None	None	None
Minimum amount for subsequent purchases	$100	$100	None	None	None	None
Maximum initial sales charge	3.25% of the public offering price	None	None	None	None	None
Contingent Deferred Sales Charge (“CDSC”) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None	None
Annual distribution or distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	0.25%	None	None
Shareholder services fees	None	None	None	0.10%	0.10%	None

PGIM Global Total Return Fund

Notes to Share Class Comparison Table:
° The minimum initial and subsequent investment requirements do not apply to employee savings plan accounts, payroll deduction plan accounts, or when exchanging all shares of an account to an existing account with the same registration. The minimum initial and subsequent investment for AIP accounts is $50 monthly (if your shares are held through a broker or other financial intermediary, the broker or intermediary is responsible for determining the minimum initial and subsequent investment for AIP accounts). In addition, the minimum initial and subsequent investment requirements do not apply with respect to Class A and Class C shares when offered at NAV on fee-based programs, mutual fund “wrap” or asset allocation programs, mutual fund “supermarket” programs, and group retirement plans.
° If the value of your Class A, Class C, or Class Z account with PMFS is less than $10,000, the Fund will deduct a $15 annual account maintenance fee from your account. The $15 annual account maintenance fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 account maintenance fee will be waived. The $15 account maintenance fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) accounts which are authorized for electronic delivery of account statements, transaction confirmations, prospectuses and fund shareholder reports, (iii) omnibus accounts or accounts for which a broker or other financial intermediary is responsible for recordkeeping, (iv) institutional accounts, (v) group retirement plans, (vi) AIP accounts or employee savings plan accounts, (vii) accounts with the same registration associated with multiple share classes within the Fund, provided that the aggregate value of share classes with the same registration within the Fund is $10,000 or more, or (viii) clients with assets of $50,000 or more across the PGIM Funds family of mutual funds. For more information, see “Purchase, Redemption and Pricing of Fund Shares—Account Maintenance Fee” in the SAI.
° For more information about the CDSC and how it is calculated, see “How to Sell Your Shares—Contingent Deferred Sales Charge (“CDSC”).”
° Investors who purchase $500,000 or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
° Distribution and service (12b-1) fees are paid from the Fund's assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The service fee for Class A and Class C shares is 0.25%. The distribution fee for Class A shares is limited to 0.25% (including up to 0.25% as a service fee), and 0.25% for Class R2 shares. Class C shares pay a distribution fee (in addition to the service fee) of 0.75%.
* The Fund’s Class A, Class C and Class Z shares are generally closed to investments by new group retirement plans. Please see “Closure of Certain Share Classes to New Group Retirement Plans” in this section of the Prospectus for more information.
Closure of Certain Share Classes to New Group Retirement Plans
Effective June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R and Class Z shares, as applicable, were closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges in the Fund. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class R6 shares, Class R4 shares, or Class R2 shares of the Fund, as applicable. A short-term investment in a PGIM affiliated money market fund shall not be deemed a new group retirement plan investment for purposes of this policy.
In addition, on the Effective Date, the Class R shares of any fund were closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class R6 shares of the Fund, as applicable, subject to share class eligibility. Following the Effective Date, no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.
	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change
However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of the Fund, as applicable:
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Eligible group retirement plans that are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
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Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of the Fund, as applicable, as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.
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Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan or its financial intermediary or other agent has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.
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New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.
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The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.
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Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.
Reducing or Waiving Class A's and Class C’s Sales Charges
The following describes the different ways investors can reduce or avoid paying Class A's sales charge.
Increase the Amount of Your Investment. You can reduce Class A's sales charge by increasing the amount of your investment. The table below shows how the sales charge decreases as the amount of your investment increases:
Amount of Purchase	Sales Charge as a % of Offering Price*	Sales Charge as a % of Amount Invested*	Dealer Reallowance***
Less than $100,000	3.25%	3.36%	3.00%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.25%
$500,000 to $4,999,999**	None	None	1.00%
$5,000,000 to $9,999,999**	None	None	0.50%
$10,000,000 and over**	None	None	0.25%
* Due to rounding in the calculation of the offering price and the number of shares purchased, the actual sales charge you pay may be more or less than the percentages shown above.
** If you invest $500,000 or more, you can buy only Class A shares, unless you qualify to buy other share classes. If you purchase $500,000 or more of Class A shares and sell these shares within 12 months of purchase, you will be subject to a CDSC of 1.00%, although you will not be subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
*** The Dealer Reallowance is the amount that is paid by the Fund’s distributor to the financial intermediary responsible for the sale of the Fund’s shares. For more information, please see “How Financial Intermediaries are Compensated for Selling Fund Shares” in this section of the Prospectus.
To satisfy the purchase amounts above, you can:
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Use your Rights of Accumulation, which allow you or an eligible group of related investors to combine the value of a new purchase of Class A shares of any PGIM Fund with (1) the current value of Class A and Class C, and any other PGIM Fund share class (when used in retail brokerage or advisory programs) you or the eligible group of related investors already own, (2) the value of money market shares (other than Direct Purchase money market shares) you or an eligible group of related investors have received for shares of other PGIM Funds in an exchange transaction, and (3) the value of the shares you or an eligible group of related investors are purchasing; or
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Sign a Letter of Intent, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Fund and other PGIM Funds within 13 months.
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Purchases made prior to the effective date of the Letter of Intent will be applied toward the satisfaction of the Letter of Intent to determine the level of sales charge that will be paid pursuant to the Letter of Intent, but will not result in any reduction in the amount of any previously paid sales charge.
An “eligible group of related investors” includes any combination of the following:
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All accounts held in your name (alone or with other account holders) and taxpayer identification number (“TIN”);
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Accounts held in your spouse's name (alone or with other account holders) and TIN (see definition of spouse below);
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Accounts for your children or your spouse's children, including children for whom you and/or your spouse are legal guardian(s) (e.g., UGMAs and UTMAs);
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Accounts in the name and TINs of your parents;
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Trusts with you, your spouse, your children, your spouse's children and/or your parents as the beneficiaries;
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With limited exclusions, accounts with the same address (exclusions include, but are not limited to, addresses for brokerage firms and other intermediaries and Post Office boxes); and
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Accounts held in the name of a company controlled by you (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners), including employee benefit plans of the company where the accounts are held in the plan's TIN.

PGIM Global Total Return Fund

A “spouse” is defined in this Prospectus as follows:
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The person to whom you are legally married. We also consider your spouse to include the following:
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An individual of the same gender with whom you have been joined in a civil union, or legal contract similar to marriage;
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A domestic partner, who is an individual (including one of the same gender) with whom you have shared a primary residence for at least six months, in a relationship as a couple where you, your domestic partner or both provide for the personal or financial welfare of the other without a fee, to whom you are not related by blood; or
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An individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.
The value of shares held by you or an eligible group of related investors will be determined as follows:
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for Class A shares and any other share class for which a sales charge is paid, the value of existing shares is determined by the maximum offering price (NAV plus maximum sales charge); and
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for all other share classes, the value of existing shares is determined by the NAV.
If your shares are held directly by the Transfer Agent, and you believe you qualify for a reduction or waiver of Class A’s or Class C's sales charges, you must notify the Transfer Agent at the time of the qualifying share purchase in order to receive the applicable reduction or waiver. If your shares are held through a broker or other financial intermediary, and you believe you qualify for a reduction or waiver of Class A’s or Class C's sales charges, you must notify your broker or intermediary at the time of the qualifying purchase in order to receive the applicable reduction or waiver. Shares held through a broker or other financial intermediary will not be systematically aggregated with shares held directly by the Transfer Agent for purposes of receiving a reduction or waiver of Class A’s or Class C's sales charges. The reduced or waived sales charge will be granted subject to confirmation of account holdings.
If your shares are held directly by the Transfer Agent, you must identify the eligible group of related investors. Although the Transfer Agent does not require any specific form of documentation in order to establish your eligibility to receive a waiver or reduction of Class A’s or Class C's sales charges, you may be required to provide appropriate documentation if the Transfer Agent is unable to establish your eligibility.
If your shares are held through a financial intermediary, the financial intermediary is responsible for determining the specific documentation, if any, that you may need in order to establish your eligibility to receive a waiver or reduction of Class A’s or Class C's sales charges. Your financial intermediary is also responsible for notifying the Transfer Agent if your share purchase qualifies for a reduction or waiver of Class A’s or Class C's sales charges.
Purchases of $500,000 or More. If you purchase $500,000 or more of Class A shares, you will not be subject to an initial sales charge, although a CDSC may apply, as previously noted.
Mutual Fund Programs. The initial sales charge on Class A shares will be waived for participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. The initial sales charge will also be waived for clients of financial intermediaries in programs that are sponsored by or available through financial intermediaries that offer Class A shares without an initial sales charge, relating to:
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Mutual fund “wrap” or asset allocation programs, where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services; or
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Mutual fund “supermarket” programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.
Financial intermediaries sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.
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Group Retirement Plans. Class A’s and Class C’s sales charges will be waived for group retirement plans (including defined contribution plans, defined benefit plans and deferred compensation plans) available through a retirement plan recordkeeper or third party administrator. Investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class A and Class C shares at net asset value.
Other Types of Investors. Certain other types of investors may purchase Class A shares without paying the initial sales charge, including:
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Certain directors or trustees, officers, current employees (including their spouses, children and parents) and former employees (including their spouses, children and parents) of Prudential and its affiliates, the PGIM Funds, and the subadvisers of the PGIM Funds; former employees must have an existing investment in the Fund;
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Persons who have retired directly from active service with Prudential or one of its subsidiaries;
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Registered representatives and employees of broker-dealers (including their spouses, children and parents) that offer Class A shares; and
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Clients of financial intermediaries, who (i) offer Class A shares through a no-load network or platform, (ii) charge clients an ongoing fee for advisory, investment, consulting or similar services, or (iii) offer self-directed brokerage accounts or other similar types of accounts that may or may not charge transaction fees to customers.
To qualify for a waiver of the Class A or Class C sales charges at the time of purchase (including exchange of share classes within the Fund), you must notify the Transfer Agent, or the Distributor must be notified by the financial intermediary facilitating the purchase, that the transaction qualifies for a waiver of the Class A or Class C sales charges. The waiver will be granted subject to confirmation of your account holdings.
Additional Information About Reducing or Waiving Class A’s and Class C's Sales Charges. The Fund also makes available free of charge, on the Fund's website, in a clear and prominent format, information relating to the Fund's Class A and Class C sales charges, and the different ways that investors can reduce or avoid paying the initial sales charge. The Fund's website includes hyperlinks that facilitate access to this information.
You may need to provide your financial intermediary through which you hold Fund shares with the information necessary to take full advantage of reduced or waived Class A or Class C sales charges.
The Distributor may reallow the Class A sales charge to dealers.
Class C Shares Automatically Convert to Class A Shares
Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately eight years after the original date of purchase. Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes. See the table titled “Annual Fund Operating Expenses” in the section of the Fund’s Prospectus titled “Fund Summary – Fund Fees and Expenses” for the annual fund operating expenses for Class A and Class C shares.
For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion to Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares to Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.

PGIM Global Total Return Fund

A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.
Qualifying for Class Z Shares
Institutional Investors. Various institutional investors may purchase Class Z shares, including corporations, banks, governmental entities, municipalities, hospitals, insurance companies and IRS Section 501 entities, such as foundations and endowments. Institutional investors are responsible for indicating their eligibility to purchase Class Z shares at the time of purchase. Certain financial intermediaries may require that investments by their institutional investor clients in Class Z shares be placed directly with the Fund's Transfer Agent. Please contact the Transfer Agent at (800) 225-1852 for further details.
Mutual Fund Programs. Class Z shares can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by financial intermediaries who offer Class Z shares of the Fund, or whose programs are available through financial intermediaries that offer Class Z shares of the Fund, for:
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Mutual fund “wrap” or asset allocation programs where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services;
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Mutual fund “supermarket” programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services; or
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Fee- or commission-based retail brokerage programs of certain financial intermediaries that offer Class Z shares through such programs and that have agreements with PIMS to offer such shares when acting solely on an agency basis for their customers for the purchase or sale of such shares. If you transact in Class Z shares of the Fund through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker or financial intermediary for effecting such transaction. Because the Fund is not a party to any commission arrangement between you and your broker, any transactions in Class Z shares will be made by the Fund at net asset value (before imposition of the commission). Any such fee is paid by you, not by the Fund, and the imposition of any such fee or commission by your broker or financial intermediary does not impact the net asset value for such Fund shares. Shares of the Fund are available in other share classes that have different fees and expenses.
Financial intermediaries sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in a share class offered by the program before selecting a share class.
Other Types of Investors. Class Z shares also can be purchased by any of the following:
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Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the PGIM Funds are an available option;
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Current and former Directors/Trustees of mutual funds, closed-end funds and ETFs managed by PGIM Investments or any other affiliate of Prudential;
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Current and former employees (including their spouses, children and parents) of Prudential and its affiliates; former employees must have an existing investment in the Fund;
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Prudential (including any program or account sponsored by Prudential or an affiliate that includes the Fund as an available option);
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PGIM Funds, including PGIM funds-of-funds;
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Qualified state tuition programs (529 plans); and
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Investors working with fee-based consultants for investment selection and allocations.
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Qualifying for Class R2 and Class R4 Shares
Group Retirement Plans. Class R2 and Class R4 shares are offered for sale to group retirement plans (including defined contribution plans, defined benefit plans and deferred compensation plans) available through a retirement plan recordkeeper or third party administrator. Class R2 and Class R4 shares are also offered to retirement plans, both where Prudential serves as the retirement plan administrator and where a third party serves as the retirement plan administrator. If Prudential Retirement Services is the recordkeeper for your group retirement plan, you may call Prudential at (800) 353-2847 with any questions. Otherwise, investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class R2 and Class R4 shares.
Qualifying for Class R6 Shares
Group Retirement Plans. Group retirement plans (including defined contribution plans, defined benefit plans and deferred compensation plans) available through a retirement plan recordkeeper or third party administrator may purchase Class R6 shares. Investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class R6 shares.
Institutional Investors. Various institutional investors may purchase Class R6 shares, including, but not limited to, corporations, governmental entities, municipalities, hospitals, insurance companies and IRS Section 501 entities, such as foundations and endowments and other institutional investors. Institutional investors are responsible for indicating their eligibility to purchase Class R6 shares at the time of purchase.
Other Types of Investors. Class R6 shares may also be purchased by Prudential, certain programs or accounts sponsored by Prudential, and PGIM Funds, including PGIM funds-of-funds.
Class R6 shares may only be purchased from financial intermediaries who offer such shares.
Class R6 shares are offered to eligible investors as described in this Prospectus. Neither the Fund nor its affiliates shall make or pay fees associated with or similar to sub-accounting, networking, revenue sharing, or certain administrative fees with respect to Class R6 shares.
How Financial Intermediaries are Compensated for Selling Fund Shares
The PGIM Funds are distributed by Prudential Investment Management Services LLC (the “Distributor”), a broker-dealer that is licensed to sell securities. The Distributor generally does not sell shares of the PGIM Funds directly to the public, but instead markets and sells the PGIM Funds through other broker-dealers, 401(k) providers, retirement plan administrators, and other financial intermediaries. Each PGIM Fund is managed by the Manager.
Only persons licensed with the Financial Industry Regulatory Authority, Inc. (“FINRA”), as a registered representative (often referred to as a broker or financial adviser) and associated with a specific financial services firm may sell shares of a mutual fund to you, or to a retirement plan in which you participate.
Rule 12b-1 Fees & Sales Charges. The Distributor has agreements in place with financial intermediaries defining how much each firm will be paid for the sale of a particular mutual fund from front-end sales charges, if any, paid by Fund shareholders and from fees paid to the Distributor by the Fund pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1”). These financial intermediaries then pay their registered representatives who sold you the Fund some or all of what they received from the Distributor. The registered representatives may receive a payment when the sale is made and can, in some cases, continue to receive ongoing payments while you are invested in the Fund. The Distributor may change at any time, without prior notice, the amount of Rule 12b-1 fees that it pays (when the sale is made and/or any ongoing payments) to financial intermediaries and registered representatives so that the Distributor may retain all or a portion of such fees.
“Revenue Sharing” Payments. In addition to the compensation received by financial intermediaries as described above, the Manager or certain of its affiliates (but not the Distributor) may make additional payments (which are often referred to as “revenue sharing” payments) to the financial intermediaries from the Manager's or certain affiliates' own resources, including from the profits derived from management fees or other fees received from the Fund, without

PGIM Global Total Return Fund

additional direct or indirect cost to the Fund or its shareholders, provided that no such additional payments to financial intermediaries are made with respect to the Fund’s Class R6 shares. Revenue sharing payments are in addition to the front-end sales charges paid by Fund shareholders or fees paid pursuant to plans adopted in accordance with Rule 12b-1. The Manager or certain of its affiliates may revise the terms of any existing revenue sharing arrangement, and may enter into additional revenue sharing arrangements with other financial intermediaries in the future.
Revenue sharing arrangements are intended to foster the sale of Fund shares and/or to compensate financial intermediaries for assisting in marketing or promotional activities in connection with the sale of Fund shares. In exchange for revenue sharing payments, the Fund generally expects to receive the opportunity for the Fund to be sold through the financial intermediaries' sales force or access to third-party platforms or other marketing programs, including but not limited to mutual fund “supermarket” platforms or other sales programs. To the extent that financial intermediaries receiving revenue sharing payments sell more shares of the Fund, the Manager and Distributor benefit from the increase in Fund assets as a result of the management and distribution fees they receive from the Fund, respectively. Increased sales of Fund shares also may benefit shareholders, since an increase in Fund assets may allow the Fund to expand its investment opportunities, and increased Fund assets may result in reduced Fund operating expenses.
From time to time the Manager or an affiliate of the Fund (and not the Fund itself) may pay certain administrative fees in order to make the Fund available to shareholders. Such fees are not included in, and are paid separate and apart from, any revenue sharing payments.
Revenue sharing payments, as well as the other types of payments described above, may provide an incentive for financial intermediaries and their registered representatives to recommend or sell shares of the Fund to you and in doing so may create conflicts of interest between the firms' financial interests and their duties to customers.
If your Fund shares are purchased through a retirement plan, the Manager or certain of its affiliates (but not the Distributor) may also make revenue sharing payments to the plan's recordkeeper or an affiliate, which generally is not a registered broker-dealer.
It is likely that financial intermediaries that execute portfolio transactions for the Fund will include those firms with which the Manager and/or certain of its affiliates have entered into revenue sharing arrangements. Neither the Manager nor any subadviser may consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. The Manager and certain of its affiliates will not use Fund brokerage as any part of revenue sharing payments to financial intermediaries.
Revenue sharing payments are usually calculated based on a percentage of Fund sales and/or Fund assets attributable to a particular financial services firm. Payments may also be based on other criteria or factors, for example, a fee per each transaction. Specific payment formulas are negotiated based on a number of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and scope and quality of services provided. The Manager and/or certain of its affiliates make such payments to financial intermediaries in amounts that generally range from 0.02% up to 0.20% of Fund assets serviced and maintained by the financial intermediaries or from 0.10% to 0.25% of sales of Fund shares attributable to the firm. In addition, the Manager and/or certain of its affiliates may pay flat fees on a one-time or irregular basis for the initial set-up of the Fund on a financial services intermediary’s systems, participation or attendance at a financial services firm's meeting, or for other reasons. These amounts are subject to change. In addition, the costs associated with visiting the financial intermediaries to make presentations, and/or train and educate the personnel of the financial intermediaries, may be paid by the Manager and/or certain of its affiliates, subject to applicable FINRA regulations.
Please contact the registered representative (or his or her firm) who sold shares of the Fund to you for details about any payments the financial intermediary may receive from the Manager and/or certain of its affiliates. You should review your financial intermediary’s disclosure and/or talk to your financial intermediary to obtain more information on how this compensation may have influenced your financial intermediary’s recommendation of the Fund. Additional information regarding these revenue sharing payments is included in the SAI which is available to you at no additional charge.
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Other Payments Received by Financial Intermediaries
Administrative, Sub-Accounting and Networking Fees. In addition to, rather than in lieu of, the fees that the Fund may pay to financial intermediaries as described above, and the fees the Fund pays to the Transfer Agent, the Transfer Agent or its affiliates may enter into additional agreements on behalf of the Fund with financial intermediaries pursuant to which the Fund will pay financial intermediaries for certain administrative, sub-accounting and networking services, provided that no such additional payments to financial intermediaries are made with respect to the Fund’s Class R6 shares. These services include maintenance of shareholder accounts by the firms, such as recordkeeping and other activities that otherwise would be performed by the Transfer Agent. Sub-accounting services encompass activities that reduce the burden of recordkeeping to the Fund. Administrative fees are paid to a firm that undertakes, for example, shareholder communications on behalf of the Fund. Networking services are services undertaken to support the electronic transmission of shareholder purchase and redemption orders through the National Securities Clearing Corporation (“NSCC”).
These payments, as discussed above, are paid out of Fund assets and generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary or (2) a fixed dollar amount for each account serviced by a financial services firm. From time to time, the Manager or certain of its affiliates (but not the Distributor) also may pay a portion of the fees for the services to the financial intermediaries at their own expense and out of their own resources.
In addition, the Fund reimburses the Distributor for NSCC fees that are invoiced to the Distributor as the party to the Agreement with NSCC for the administrative services provided by NSCC to the Fund and its shareholders. These administrative services provided by NSCC to the Fund and its shareholders include transaction processing and settlement through Fund/SERV, electronic networking services to support the transmission of shareholder purchase and redemption orders to and from financial intermediaries, and related recordkeeping provided by NSCC to the Fund and its shareholders. These payments are generally based on a transaction fee rate for certain administrative services plus a fee for other administrative services.
Shareholder Services Fee. The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, the Fund's Class R2 and Class R4 shares are authorized to pay to PMFS, its affiliates or third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the Fund’s average daily net assets attributable to Class R2 or Class R4 shares of the Fund, as applicable.
Pursuant to the Shareholder Services Plan, the Fund's Class R2 or Class R4 shares may pay for shareholder services and/or account maintenance services and other similar personal services and/or services related to the maintenance of shareholder accounts as contemplated by FINRA Rule 2341 or any successor thereto. Because service fees are ongoing, over time they will increase the cost of an investment in the Fund. With respect to the Class R2 shares, these services are in addition to those services that may be provided under the distribution plan for Class R2 shares.
Anti-Money Laundering
In accordance with federal law, the Fund has adopted policies designed to deter money laundering. Under the policies, the Fund will not knowingly engage in financial transactions that involve proceeds from unlawful activity or support terrorist activities, and shall file government reports, including those concerning suspicious activities, as required by applicable law. The Fund will seek to confirm the identity of potential shareholders to include both individuals and entities through documentary and non-documentary methods. Non-documentary methods may include verification of name, address, date of birth and tax identification number with selected credit bureaus. The Fund's Anti-Money Laundering Compliance Officer oversees the Fund's anti-money laundering policies.
Understanding the Price You'll Pay
The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund—known as the net asset value or NAV—is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund

PGIM Global Total Return Fund

XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the value of one share of the Fund—or the NAV—is $10 ($1,000 divided by 100).
Mutual Fund Shares
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. bonds in its portfolio and the price of ACME bonds goes up, while the value of the Fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
The Fund's NAV will be determined every day on which the Fund is open as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern Time). The Fund's portfolio securities are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith by the Manager, as the Board's valuation designee. In this capacity, the Manager has adopted pricing methodologies for determining the fair value of certain types of securities and other assets held by the Fund that do not have quoted market prices, including the use of other pricing sources, such as bid prices supplied by a principal market maker and evaluated prices supplied by pricing vendors that employ analytic methodologies that take into account the prices of similar securities and other market factors.
If the Fund determines that a market quotation for a security is not reliable based on, among other things, events or market conditions that occur with respect to one or more securities held by the Fund or the market as a whole, after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the Fund's NAV is determined, the Fund may use “fair value pricing,” which is implemented by a valuation committee (“Valuation Committee”) consisting of representatives of the Manager. The subadviser often provides relevant information for the Valuation Committee meeting. Non-U.S. securities markets are open for trading on weekends and other days when the Fund does not price shares. Therefore, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem the Fund’s shares.
Investments in open-end non-exchange-traded mutual funds will be valued at their NAV as determined as of the close of the NYSE on the date of valuation, which will reflect the mutual fund’s fair valuation procedures.
Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that the Fund uses to determine its NAV may differ from the security's quoted or published price. If the Fund needs to implement fair value pricing after the NAV publishing deadline but before shares of the Fund are processed, the NAV you receive or pay may differ from the published NAV price. The prospectuses of any other mutual funds in which the Fund invests will explain each fund’s procedures and policies with respect to the use of fair value pricing.
Fair value pricing procedures are designed to result in prices for the Fund's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will accurately reflect the market value of a security or that it will prevent dilution of the Fund's NAV by short-term traders.
What Price Will You Pay for Shares of the Fund? For Class A shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For all other share classes, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares. Unless regular trading on the NYSE closes before 4:00 p.m. Eastern Time, or later than 4:00 p.m. Eastern Time, your order to purchase must be received by 4:00 p.m. Eastern Time in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE. The
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Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. Eastern Time, if the particular disruption directly affects only the NYSE. We deem an order received when it is received by the Transfer Agent at its processing center. If you submit your order through a broker or other financial intermediary, it may be deemed received when received by the broker or financial intermediary.
Each business day, the Fund's current NAV per share is made available at www.pgim.com/investments/mutual-funds/prices.
Additional Shareholder Services
As a Fund shareholder, you can take advantage of the following services and privileges:
Automatic Reinvestment. As we explained in the “Fund Distributions and Tax Issues” section, the Fund pays out—or distributes—its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV, without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, or by notifying your broker or the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends. For accounts held at the Transfer Agent (PMFS), distributions of $10.00 or less on non-retirement accounts will not be paid out in cash, but will be automatically reinvested into your account.
Prudential Mutual Fund Services LLC
P.O. Box 534432
Pittsburgh, PA 15253-4432
Automatic Investment Plan (“AIP”). You can make regular purchases of the Fund by having a fixed amount of money automatically withdrawn from your bank or brokerage account at specified intervals. The minimum for subsequent investments through newly-established AIP accounts must be at least $50 monthly.
Retirement Plan Services. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLE IRAs, SEP plans, Keoghs, 403(b)(7) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.
Systematic Withdrawal Plan. A Systematic Withdrawal Plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. The Systematic Withdrawal Plan is not available to participants in certain retirement plans. Please contact PMFS at (800) 225-1852 for more details.
Reports to Shareholders. Every year we will send you an updated summary prospectus. We will also send or make available to you pursuant to Rule 30e-3 under the 1940 Act, an annual report and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household, unless you instruct us or your financial intermediary otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's summary prospectus and shareholder reports, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.
HOW TO SELL YOUR SHARES
You can sell your Fund shares for cash at any time, subject to certain restrictions. For more information about these restrictions, see “Restrictions on Sales” below.
When you sell shares of the Fund—also known as redeeming your shares—the price you will receive will be the NAV next determined after the Transfer Agent or your financial intermediary receives your order to sell (less any applicable CDSC).

PGIM Global Total Return Fund

Shares Held by Financial Intermediaries. If your financial intermediary holds your shares, your financial intermediary must receive your order to sell no later than the time regular trading on the NYSE closes—which is usually 4:00 p.m. Eastern Time—to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE.
Shares Held by the Transfer Agent. If the Transfer Agent holds your shares, PMFS must receive your order to sell no later than the time regular trading on the NYSE closes—which is usually 4:00 p.m. Eastern Time—to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. You may contact the Transfer Agent at:
Prudential Mutual Fund Services LLC
P.O. Box 534432
Pittsburgh, PA 15253-4432
Payment for Shares You Have Sold
Shares Held by Financial Intermediaries. Typically, if your order to sell shares is received in good order, payment will be credited to your account within 1 to 3 business days after the order is received, but in any event within seven days. Your broker may charge you a separate or additional fee for sales of shares.
Shares Held by the Transfer Agent. Typically, if your order to sell shares is received in good order, we will send payment on the next business day, but in any event within seven days, regardless of the method of payment (e.g., payment by check, wire or electronic transfer (“ACH”)).
Restrictions on Sales
If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to seven days from the purchase date.
As a result of restrictions on withdrawals and transfers imposed by Section 403(b) of the Internal Revenue Code of 1986, as amended, we may consider a redemption request to not be in good order until we obtain information from your employer that is reasonably necessary to ensure that the payment is in compliance with such restrictions, if applicable. In such an event, the redemption request will not be in good order and we will not process it until we obtain information from your employer.
In addition, there are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. As permitted by the SEC, the former may happen only during unusual market conditions or emergencies when the Fund is unable to determine the value of its assets or sell its holdings. For more information, see the SAI.
If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order Medallion signature guaranteed if:
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You are selling more than $100,000 of shares;
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You want the redemption proceeds made payable to someone that is not in the Transfer Agent’s records;
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You want the redemption proceeds sent to an address that is not in the Transfer Agent’s records;
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You are a business or a trust; or
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You are redeeming due to the death of the shareholder or on behalf of the shareholder.
The Medallion signature guarantee may be obtained from an authorized officer from a bank, broker, dealer, securities exchange or association, clearing agency, savings association, or credit union that is participating in one of the recognized Medallion guarantee programs (STAMP, SEMP, or NYSE MSP), but not from a notary public. The Medallion signature guarantee must be appropriate for the dollar amount of the transaction. The Transfer Agent reserves the right
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to reject sale transactions where the value of the transaction exceeds the value of the surety coverage indicated on the Medallion imprint. The Fund may change the signature guarantee requirements from time to time without prior notice to shareholders. For more information, see the SAI.
How the Fund Pays for Shares You Have Sold
Under normal market conditions, the Fund expects to pay for shares that you have sold primarily by using cash or cash equivalents in its portfolio or selling portfolio assets to generate cash. Supplementally, the Fund may also raise cash to pay for sold shares by short-term borrowing in the form of overdrafts permitted by the Fund’s custodian bank and/or by short-term borrowing from a group of banks through an unsecured credit facility, which is intended to provide the Fund with a temporary additional source of liquidity. In certain circumstances the Fund reserves the right to pay for sold shares by giving you securities from the Fund’s portfolio. If you receive securities, you would incur transaction costs in converting the securities to cash, and you may receive less for the securities than the price at which they were valued for redemption purposes.
During stressed market conditions, it may be impractical or impossible to raise sufficient cash to pay for sold shares through the primary methods described above. In these circumstances, the Fund would be more likely to rely more heavily on the credit facility as a source of liquidity, as described above.
Contingent Deferred Sales Charge (“CDSC”)
If you sell Class C shares within 12 months of purchase, you will have to pay a CDSC of 1.00%. In addition, if you purchase $500,000 or more of Class A shares, although you are not subject to an initial sales charge, you are subject to a CDSC of 1.00% for shares redeemed within 12 months of purchase. The CDSC is waived for certain retirement and/or benefit plans. To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:
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Amounts representing shares you purchased with reinvested dividends and distributions,
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Amounts representing the increase in NAV above the total amount of payments for shares made during the past 12 months for Class A shares (in certain cases) and 12 months for Class C shares, and
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Amounts representing the cost of shares held beyond the CDSC period (12 months for Class A shares (in certain cases) and 12 months for Class C shares).
Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid—or at least minimize—the CDSC.
Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
The CDSC is calculated based on the lesser of the original purchase price or the net asset value at redemption. The rate decreases on the anniversary date of your purchase.
The holding period for purposes of determining the applicable CDSC will be calculated from the anniversary date of the purchase, excluding any time Class C shares were held in a money market fund.
Waiver of the CDSC—Class A Shares and Class C Shares
The CDSC will be waived if the Class A shares and Class C shares are sold:
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After a shareholder is deceased or permanently disabled (or, in the case of a trust account, after the death or permanent disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or permanent disability;
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To provide for certain distributions—made without IRS penalty—from a qualified or tax-deferred retirement plan, benefit plan, IRA or Section 403(b) custodial account; and
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To withdraw excess contributions from a qualified or tax-deferred retirement plan, IRA or Section 403(b) custodial account.
For more information, see the SAI.

PGIM Global Total Return Fund

Involuntary Redemption of Small Accounts Held by the Transfer Agent
If the value of your account with PMFS is less than $500 for any reason, we may sell your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. The involuntary sale provisions do not apply to Automatic Investment Plan (AIP) accounts, employee savings plan accounts, payroll deduction plan accounts, retirement accounts (such as a 401(k) plan, an IRA or other qualified or tax-deferred plan or account), omnibus accounts, and accounts for which a broker or other financial intermediary is responsible for recordkeeping. Prior thereto, if you make a sale that reduces your account value to less than the threshold, we may sell the rest of your shares (without charging any CDSC) and close your account; this involuntary sale does not apply to shareholders who own their shares as part of a retirement account. For more information, see “Purchase, Redemption and Pricing of Fund Shares—Involuntary Redemption” in the SAI.
Account Maintenance Fee for Accounts Held by the Transfer Agent
If the value of your Class A, Class C and/or Class Z account with PMFS is less than $10,000, with certain exclusions, a $15 annual account maintenance fee will be deducted from your account during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the account maintenance fee will be waived. For more information, see “Purchase, Redemption and Pricing of Fund Shares—Account Maintenance Fee” in the SAI.
90-Day Repurchase Privilege
After you redeem your shares, you have a 90-day period during which you may reinvest back into your account any of the redemption proceeds in shares of the same Fund without paying an initial sales charge. In order to take advantage of this privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. This privilege can only be used once in a 12-month period. For more information, see the SAI.
The terms of this privilege may vary by financial intermediary. For more information, see “Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries.”
Retirement Plans
To sell shares and receive a distribution from your retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.
HOW TO EXCHANGE YOUR SHARES
You can generally exchange your shares of the Fund for shares of the same class in certain other PGIM Funds—including PGIM Government Money Market Fund—if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Fund for Class A shares of other funds in the PGIM Funds mutual fund family, but you can’t exchange Class A shares for a different share class of another PGIM Fund. However, Class R2 and Class R4 shares may not be exchanged for shares of the same class in the PGIM Target Date Funds. In addition, Class R6 shares may not be exchanged for Class R6 shares of the PGIM Target Date Funds or the PGIM 60/40 Allocation Fund.
After an exchange, at redemption, any CDSC will be calculated from the date of the initial purchase, excluding any time that Class C shares were held in PGIM Government Money Market Fund. We may change the terms of any exchange privilege after giving you 60 days' notice.
There is no sales charge for exchanges. However, if you exchange—and then sell—shares within the applicable CDSC period, you must still pay the applicable CDSC. At the time of exchange, CDSC liable shares and free shares move proportionally according to the percentage of total shares you are exchanging. If you have exchanged Class C shares into PGIM Government Money Market Fund, the time you hold the Class C shares in the money market fund will not be counted in calculating the required holding period for CDSC liability.
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For investors in certain programs sponsored by financial intermediaries that offer shares of the Fund, or whose programs are available through financial intermediaries that offer shares of the Fund for mutual fund “wrap” or asset allocation programs or mutual fund “supermarket” programs, an exchange may be made from Class A to Class Z shares of the Fund in certain limited circumstances. Contact your program sponsor or financial intermediary with any questions.
Exchanging Shares Held by a Financial Intermediary. If you hold shares through a financial intermediary, you must exchange shares through your financial intermediary.
Exchanging Shares Held by the Transfer Agent. If you hold shares through the Transfer Agent, contact your financial advisor or PMFS at (800) 225-1852 or write to PMFS at:
Prudential Mutual Fund Services LLC
P.O. Box 534432
Pittsburgh, PA 15253-4432
If you participate in any fee-based program where the Fund is an available investment option, you may arrange with the Transfer Agent or your recordkeeper to exchange your Class A shares, if any, for Class Z shares when you elect to participate in the fee-based program. When you no longer participate in the program, you may arrange with the Transfer Agent or your recordkeeper to exchange all of your Class Z shares, including shares purchased while you were in the program, for Class A shares.
Remember, as we explained in the section entitled “Fund Distributions and Tax Issues—If You Sell or Exchange Your Shares,” exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI.
Frequent Purchases and Redemptions of Fund Shares
The Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of the Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, the Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the Fund cannot predict how much cash it will have to invest. In addition, if the Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, the Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Funds that invest in non-U.S. securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit fund share prices that may be based on closing prices of non-U.S. securities established some time before the Fund calculates its own share price. Funds that invest in certain fixed income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder's frequent trading strategy.
The Fund does not knowingly accommodate or permit frequent trading, and the Board has adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. In an effort to prevent such practices, the Fund's Transfer Agent monitors trading activity on a daily basis. The Fund has implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into the Fund and then sell those shares within a specified period of time (a “round-trip transaction”) as established by the Fund's Chief Compliance Officer (“CCO”). The CCO is authorized to set and modify the parameters of the trading policy at any time as required to prevent the adverse impact of frequent trading on Fund shareholders.

PGIM Global Total Return Fund

The CCO has defined frequent trading as one or more round-trip transactions in shares of the Fund within a 30-day period. If this occurs, the shareholder’s account will be subject to a 60-day warning period. If a second round-trip occurs before the conclusion of the 60-day warning period, a trading suspension will be placed on the account by the Fund’s Transfer Agent that will remain in effect for 90 days. The trading suspension will relate to purchases and exchange purchases (but not redemptions) in the Fund in which the frequent trading occurred. Exceptions to the trading policy will not normally be granted.
Transactions in the PGIM money market funds, exchange-traded funds and PGIM Short-Term Corporate Bond Fund are excluded from this trading policy. In addition, transactions by affiliated PGIM Funds or certain unaffiliated funds, which are structured as “funds-of-funds,” and invest primarily in other mutual funds within the PGIM Fund family, are not subject to the limitations of the trading policy and are not considered frequent or short-term trading.
This trading policy does not apply to systematic purchases and redemptions (e.g., payroll purchases, systematic withdrawals and rebalancing transactions or other similar transactions not initiated by a shareholder or financial professional on the transaction date). Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-established or scheduled for a specific date.
The Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into the Fund by a shareholder. Moreover, the Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in the Fund. The Transfer Agent will monitor daily trading activity above a certain threshold, which may be changed from time to time, over a rolling 90-day period. If a purchase into the Fund is rejected or canceled, the shareholder will receive a return of the purchase amount.
If the Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements, such as through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or an administrator or trustee of a retirement plan (“Intermediaries”) that holds your shares in an account under its name, Intermediaries maintain the individual beneficial owner records and submit to the Fund only aggregate orders combining the transactions of many beneficial owners. The Fund itself generally cannot monitor trading by particular beneficial owners. The Fund has notified Intermediaries in writing that it expects the Intermediaries to impose restrictions on transfers by beneficial owners. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners.
The Transfer Agent also reviews aggregate omnibus net flows above a certain threshold. In cases where the activity is considered unusual, the Intermediary may be contacted by the Transfer Agent to obtain additional information. The Transfer Agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to potential offenders. Where appropriate, the Transfer Agent may request that the Intermediary block a financial adviser or client from accessing the Fund. If necessary, the Fund may be removed from a particular Intermediary’s platform.
Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent such trading, there is no guarantee that the Fund, the Transfer Agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. The Fund does not have any arrangements intended to permit trading of its shares in contravention of the policies described above.
Telephone Redemptions or Exchanges
You may redeem your shares of the Fund if the proceeds of the redemption do not exceed $250,000 or exchange your shares in any amount by calling the Fund at (800) 225-1852 and communicating your instructions in good order to a customer service representative before 4:00 p.m. Eastern Time. You will receive a redemption or exchange amount based on that day's NAV. Certain restrictions apply; please see the section entitled “How to Sell Your Shares—Restrictions on Sales” above for additional information. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.
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The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable.
In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
Expedited Redemption Privilege
If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Transfer Agent prior to 4:00 p.m. Eastern Time to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.

PGIM Global Total Return Fund

FINANCIAL HIGHLIGHTS
Introduction
The financial highlights will help you evaluate the Fund's financial performance for the past five fiscal years or periods (as applicable). Certain information reflects financial results for a single fund class share. The total return in each chart represents the rate that a shareholder would have earned (or lost) on an investment in the Fund, assuming investment at the start of the period and reinvestment of all dividends and other distributions. The information is for the periods indicated.
These financial highlights for the fiscal years ended October 31, 2020 and after were derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report on those financial statements was unqualified. The information for the fiscal years or periods (as applicable) prior to the fiscal year ended October 31, 2020 was audited by another independent registered public accounting firm.
A copy of the Fund's annual report, including the Fund's audited financial statements and report of independent registered public accounting firm, is available upon request, at no charge, as described on the back cover of this Prospectus.
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Class A Shares
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.67	$6.67	$6.96	$7.07	$6.36
Income (loss) from investment operations:
Net investment income (loss)	0.17(b)	0.13	0.11	0.13	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13(c)	(1.91)	(0.17)	0.16	0.78
Total from investment operations	0.30	(1.78)	(0.06)	0.29	0.94
Less Dividends and Distributions:
Dividends from net investment income*	(0.07)	(0.03)	(0.23)	(0.23)	(0.23)
Tax return of capital distributions	(0.13)	(0.19)	-	-	-
Distributions from net realized gains	-	-	-	(0.17)	-
Total dividends and distributions	(0.20)	(0.22)	(0.23)	(0.40)	(0.23)
Net asset value, end of Year	$4.77	$4.67	$6.67	$6.96	$7.07
Total Return(d):	6.22%	(27.22)%	(0.97)%	4.35%	15.05%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$161,661	$185,414	$337,257	$326,416	$216,708
Average net assets (000)	$180,957	$257,676	$344,592	$285,380	$188,633
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.89%(f)	0.88%	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	0.98%	0.93%	0.91%	0.96%	1.02%
Net investment income (loss)	3.40%	2.29%	1.58%	1.94%	2.40%
Portfolio turnover rate(g)	6%	13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)
Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund's contractual waiver for the year ended October 31, 2023.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Global Total Return Fund

Class C Shares
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.66	$6.66	$6.95	$7.06	$6.35
Income (loss) from investment operations:
Net investment income (loss)	0.13	0.09	0.06	0.08	0.11
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13	(1.90)	(0.17)	0.16	0.78
Total from investment operations	0.26	(1.81)	(0.11)	0.24	0.89
Less Dividends and Distributions:
Dividends from net investment income*	(0.03)	-	(0.18)	(0.18)	(0.18)
Tax return of capital distributions	(0.13)	(0.19)	-	-	-
Distributions from net realized gains	-	-	-	(0.17)	-
Total dividends and distributions	(0.16)	(0.19)	(0.18)	(0.35)	(0.18)
Net asset value, end of Year	$4.76	$4.66	$6.66	$6.95	$7.06
Total Return(b):	5.43%	(27.82)%	(1.72)%	3.57%	14.21%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$15,099	$19,422	$42,012	$46,157	$37,486
Average net assets (000)	$17,962	$29,474	$45,988	$42,925	$34,321
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.64%(d)	1.63%	1.63%	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	1.73%	1.69%	1.66%	1.68%	1.69%
Net investment income (loss)	2.65%	1.51%	0.83%	1.20%	1.65%
Portfolio turnover rate(e)	6%	13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)
Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund's contractual waiver for the year ended October 31, 2023.
(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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Class Z Shares
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.69	$6.71	$7.00	$7.11	$6.40
Income (loss) from investment operations:
Net investment income (loss)	0.18(b)	0.15	0.13	0.15	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13(c)	(1.94)	(0.17)	0.16	0.78
Total from investment operations	0.31	(1.79)	(0.04)	0.31	0.96
Less Dividends and Distributions:
Dividends from net investment income*	(0.08)	(0.04)	(0.25)	(0.25)	(0.25)
Tax return of capital distributions	(0.13)	(0.19)	-	-	-
Distributions from net realized gains	-	-	-	(0.17)	-
Total dividends and distributions	(0.21)	(0.23)	(0.25)	(0.42)	(0.25)
Net asset value, end of Year	$4.79	$4.69	$6.71	$7.00	$7.11
Total Return(d):	6.47%	(27.16)%	(0.70)%	4.61%	15.25%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$993,606	$1,303,382	$2,907,890	$2,264,938	$1,254,507
Average net assets (000)	$1,131,695	$2,068,163	$2,809,784	$1,726,788	$888,961
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.64%(f)	0.63%	0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	0.67%	0.65%	0.65%	0.68%	0.68%
Net investment income (loss)	3.65%	2.51%	1.82%	2.18%	2.61%
Portfolio turnover rate(g)	6%	13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund's contractual waiver for the year ended October 31, 2023.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Global Total Return Fund

Class R2 Shares
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.72	$6.76	$7.05	$7.16	$6.44
Income (loss) from investment operations:
Net investment income (loss)	0.16(b)	0.12	0.10	0.11	0.15
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.14(c)	(1.95)	(0.17)	0.17	0.79
Total from investment operations	0.30	(1.83)	(0.07)	0.28	0.94
Less Dividends and Distributions:
Dividends from net investment income*	(0.06)	(0.02)	(0.22)	(0.22)	(0.22)
Tax return of capital distributions	(0.13)	(0.19)	-	-	-
Distributions from net realized gains	-	-	-	(0.17)	-
Total dividends and distributions	(0.19)	(0.21)	(0.22)	(0.39)	(0.22)
Net asset value, end of Year	$4.83	$4.72	$6.76	$7.05	$7.16
Total Return(d):	6.20%	(27.57)%	(1.12)%	4.13%	14.81%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$4,393	$4,350	$9,324	$18,443	$185
Average net assets (000)	$4,659	$6,242	$14,831	$9,990	$78
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.09%(f)	1.08%	1.08%	1.08%	1.08%
Expenses before waivers and/or expense reimbursement	1.26%	1.29%	1.13%	1.25%	19.82%
Net investment income (loss)	3.20%	2.08%	1.38%	1.62%	2.11%
Portfolio turnover rate(g)	6%	13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund's contractual waiver for the year ended October 31, 2023.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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Class R4 Shares
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.73	$6.76	$7.05	$7.16	$6.45
Income (loss) from investment operations:
Net investment income (loss)	0.17(b)	0.14	0.11	0.13	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13(c)	(1.95)	(0.17)	0.17	0.79
Total from investment operations	0.30	(1.81)	(0.06)	0.30	0.95
Less Dividends and Distributions:
Dividends from net investment income*	(0.07)	(0.03)	(0.23)	(0.24)	(0.24)
Tax return of capital distributions	(0.13)	(0.19)	-	-	-
Distributions from net realized gains	-	-	-	(0.17)	-
Total dividends and distributions	(0.20)	(0.22)	(0.23)	(0.41)	(0.24)
Net asset value, end of Year	$4.83	$4.73	$6.76	$7.05	$7.16
Total Return(d):	6.24%	(27.24)%	(0.87)%	4.39%	14.92%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$11,582	$12,251	$14,654	$8,932	$1,453
Average net assets (000)	$12,256	$14,017	$12,787	$5,178	$804
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.84%(f)	0.83%	0.83%	0.83%	0.83%
Expenses before waivers and/or expense reimbursement	0.86%	0.86%	0.87%	1.13%	2.63%
Net investment income (loss)	3.45%	2.40%	1.63%	1.91%	2.34%
Portfolio turnover rate(g)	6%	13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund's contractual waiver for the year ended October 31, 2023.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

PGIM Global Total Return Fund

Class R6 Shares
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$4.72	$6.75	$7.04	$7.16	$6.44
Income (loss) from investment operations:
Net investment income (loss)	0.19(b)	0.15	0.14	0.16	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.13(c)	(1.94)	(0.17)	0.15	0.80
Total from investment operations	0.32	(1.79)	(0.03)	0.31	0.98
Less Dividends and Distributions:
Dividends from net investment income*	(0.09)	(0.05)	(0.26)	(0.26)	(0.26)
Tax return of capital distributions	(0.13)	(0.19)	-	-	-
Distributions from net realized gains	-	-	-	(0.17)	-
Total dividends and distributions	(0.22)	(0.24)	(0.26)	(0.43)	(0.26)
Net asset value, end of Year	$4.82	$4.72	$6.75	$7.04	$7.16
Total Return(d):	6.56%	(27.06)%	(0.58)%	4.69%	15.25%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$1,478,216	$1,810,132	$2,766,815	$1,787,693	$1,139,781
Average net assets (000)	$1,651,821	$2,351,483	$2,396,559	$1,513,154	$925,868
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	0.54%(f)	0.53%	0.52%	0.55%	0.56%
Expenses before waivers and/or expense reimbursement	0.54%	0.53%	0.52%	0.55%	0.56%
Net investment income (loss)	3.74%	2.66%	1.93%	2.27%	2.67%
Portfolio turnover rate(g)	6%	13%	23%	20%	37%

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.
(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)
The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.01% which are being excluded from the Fund's contractual waiver for the year ended October 31, 2023.
(g)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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GLOSSARY
FUND Index
Bloomberg Global Aggregate Index. The Bloomberg Global Aggregate Index is an unmanaged index of global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, and Canadian government, agency and corporate securities. Index returns do not include the effect of any mutual fund sales charges, operating expenses or taxes. These returns would be lower if they included the effect of these expenses.

PGIM Global Total Return Fund

APPENDIX A: WAIVERS AND DISCOUNTS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers (i.e., back-end), which are discussed below. In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through the applicable intermediary to receive these waivers or discounts.
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, as applicable, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
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Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
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Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
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Shares purchased through a Merrill Lynch affiliated investment advisory program
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Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
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Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
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Shares of funds purchased through the Merrill Edge Self-Directed platform
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
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Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
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Employees and registered representatives of Merrill Lynch or its affiliates and their family members
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Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
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Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement
CDSC Waivers on Class A and C Shares available at Merrill Lynch
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Death or disability of the shareholder
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Shares sold as part of a systematic withdrawal plan as described in this Prospectus
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Return of excess contributions from an IRA Account
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Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
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Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
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Shares acquired through a Right of Reinstatement
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Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms

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Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
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Breakpoints as described in this Prospectus
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Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
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Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and be more limited than those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
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Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
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Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
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Shares purchased through a Morgan Stanley self-directed brokerage account
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Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
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Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Ameriprise Financial
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial.
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
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Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.

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Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
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Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts,  401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
Raymond James & Associates, Inc., Raymond James Financial Services and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
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Shares purchased in an investment advisory program.
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Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
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Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
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A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Classes A and C shares available at Raymond James
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Death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
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Return of excess contributions from an IRA Account.
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’s Prospectus.
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Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
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Shares acquired through a right of reinstatement.
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent
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Breakpoints as described in this Prospectus.
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Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
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Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones

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Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in this Fund’s Prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Fund or other facts qualifying the purchaser for breakpoints, discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
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Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this Fund’s Prospectus.
Rights of Accumulation (“ROA”)
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The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of PGIM Funds held by the shareholder or in an account grouped by Edward Jones with certain other related accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
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ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
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Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
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If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping. LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
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Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good-standing pursuant to Edward Jones’ policies and procedures.
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Shares purchased in an Edward Jones fee-based program.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
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Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: (1) the proceeds are from the sale of shares within 60 days of the purchase, and (2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.

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Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the Prospectus.
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Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
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The death or disability of the shareholder
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Systematic withdrawals with up to 10% per year of the account value
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Return of excess contributions from an Individual Retirement Account (“IRA”)
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Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
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Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
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Shares exchanged in an Edward Jones fee-based program
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Shares acquired through NAV reinstatement
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Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts (Class A and Class C shares)
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Initial purchase minimum: $250
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Subsequent purchase minimum: none
Minimum Balances
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Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
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A fee-based account held on an Edward Jones platform
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A 529 account held on an Edward Jones platform
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An account with an active systematic investment plan or LOI
Exchanging Share Classes
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Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares or such other share class based on Edward Jones’ policy.
Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing Fund shares through a Janney account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-end sales charge waivers on Class A shares available at Janney
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
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Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
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Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

Sales charge waivers on Class A and C shares available at Janney
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Shares sold upon the death or disability of the shareholder.
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Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
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Shares purchased in connection with a return of excess contributions from an IRA account.
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Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’s Prospectus.
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Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
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Shares acquired through a right of reinstatement.
Front-end load discounts available at Janney: breakpoints, and/or rights of accumulation
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Breakpoints as described in the Fund’s Prospectus.
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Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”) waivers (i.e., back-end)) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-End Sales Charge Waivers on Class A share available at OPCO
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Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
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Shares purchased by or through a 529 Plan
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Shares purchased through an OPCO affiliated investment advisory program
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the PGIM fund family)
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Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◾
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
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Employees and registered representatives of OPCO or its affiliates and their family members
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Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
Contingent Deferred Sales Charge (“CDSC”) Waivers available at OPCO
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The death or disability of the shareholder
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Shares sold as part of a systematic withdrawal plan as described in this Prospectus
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Return of excess contributions from an Individual Retirement Account (“IRA”)
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Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations
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Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
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Shares acquired through a Right of Reinstatement
Front-end load discounts available at OPCO: breakpoints and/or rights of accumulation
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Breakpoints as described in this Prospectus

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Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Fund family assets held by accounts within the purchaser’s household at OPCO. Eligible Fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
RW Baird (“Baird”)
Shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-end sales charge waivers on Class A shares available at Baird
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
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Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
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Shares purchased from the proceeds of redemptions from another PGIM Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)
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A shareholder in the Fund's Class C Shares will have their shares converted at net asset value to Class A shares of the Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
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Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
Contingent Deferred Sales Charge (“CDSC”) waivers on Class A and C shares available at Baird
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Shares sold upon the death or disability of the shareholder
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Shares sold as part of a systematic withdrawal plan as described in this Prospectus
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Shares purchased in connection with a return of excess contributions from an IRA account
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Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations
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Shares sold to pay Baird fees but only if the transaction is initiated by Baird
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Shares acquired through a Right of Reinstatement
Front-end Sales Charge Discounts available at Baird: Breakpoints and/or Rights of Accumulation
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Breakpoints as described in this Prospectus
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Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of PGIM Fund assets held by accounts within the purchaser’s household at Baird. Eligible PGIM Fund assets not held at Baird may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
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Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases of PGIM Funds through Baird, over a 13-month period of time
STIFEL, NICOLAUS & COMPANY, INCORPORATED (“STIFEL”)
Shareholders purchasing Fund shares through a Stifel platform or account, or who own shares for which Stifel or an affiliate is the broker-dealer of record, are eligible for the following front-end sales charge waivers with respect to Class A shares, which may differ from and be more limited than those disclosed elsewhere in this Fund's Prospectus or SAI. All other waivers in the Fund’s Prospectus or SAI apply as described.
Front-End Sales Charge Waivers on Class A Shares

◾
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same Fund (at net asset value per share) pursuant to policies and procedures of Stifel.
J.P. MORGAN SECURITIES LLC
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
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Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
◾
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
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Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
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Shares purchased through rights of reinstatement.
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Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
◾
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
◾
A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
◾
Shares sold upon the death or disability of the shareholder.
◾
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
◾
Shares purchased in connection with a return of excess contributions from an IRA account.
◾
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
◾
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
◾
Breakpoints as described in the prospectus.
◾
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
◾
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).

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FOR MORE INFORMATION Please read this Prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:
◾MAIL Prudential Mutual Fund Services LLC P.O. Box 534432 Pittsburgh, PA 15253-4432 ◾WEBSITE www.pgim.com/investments	◾TELEPHONE (800) 225-1852 (973) 367-3529 (from outside the U.S.)

◾E-DELIVERY
To receive your mutual fund documents on-line, go to pgim.com/investments/resource/edelivery and enroll.
Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

The Annual and Semi-Annual Reports and the SAI contain additional information about the Fund. Shareholders may obtain free copies of the SAI, Annual Report and Semi-Annual Report as well as other information about the Fund and may make other shareholder inquiries through the telephone number, address and website listed above.

◾STATEMENT OF ADDITIONAL INFORMATION (incorporated by reference into this Prospectus) ◾SEMI-ANNUAL REPORT	◾ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)

You can also obtain copies of Fund documents, including the SAI, from the SEC as follows (the SEC charges a fee to copy documents):
◾ELECTRONIC REQUEST publicinfo@sec.gov	◾VIA THE INTERNET on the EDGAR Database at www.sec.gov

PGIM Global Total Return Fund
Share Class	A	C	Z	R2	R4	R6
NASDAQ	GTRAX	PCTRX	PZTRX	PGTOX	PGTSX	PGTQX
CUSIP	74439A103	74439A301	74439A400	74439A863	74439A855	74439A509
MF169STAT The Fund's Investment Company Act File No. 811-04661

PGIM Global Total Return Fund
STATEMENT OF ADDITIONAL INFORMATION  |  December 29 , 2023
This Statement of Additional Information (“SAI”) of PGIM Global Total Return Fund (the “Fund”), a series of Prudential Global Total Return Fund, Inc. (the “Company”), is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated December 29, 2023. The Fund’s Prospectus can be obtained, without charge, by calling (800) 225-1852 or by writing to Prudential Mutual Fund Services LLC at P.O. Box 534432, Pittsburgh, PA 15253-4432. This SAI has been incorporated by reference into the Fund’s Prospectus.
The information in this SAI applies only to the Fund. The Company has the following other series: PGIM Global Total Return (USD Hedged) Fund, which is offered pursuant to a separate prospectus and a separate SAI.
The Fund's audited financial statements are incorporated into this SAI by reference to the Fund’s 2023 Annual Report (File No. 811-04661). You may request a copy of the Annual Report at no charge by calling (800) 225-1852.

PGIM GLOBAL TOTAL RETURN FUND
A: GTRAX	C: PCTRX	Z: PZTRX	R2: PGTOX	R4: PGTSX
R6: PGTQX

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MF169B

3	PART I
3	INTRODUCTION
3	GLOSSARY
4	FUND CLASSIFICATION, INVESTMENT Objective & POLICIES
4	INVESTMENTS, INVESTMENT STRATEGIES AND RISKS
34	INVESTMENT RESTRICTIONS
37	INFORMATION ABOUT BOARD MEMBERS AND OFFICERS
46	MANAGEMENT & ADVISORY ARRANGEMENTS
55	OTHER SERVICE PROVIDERS
56	DISTRIBUTION OF FUND SHARES
59	COMPUTATION OF OFFERING PRICE PER SHARE
59	PORTFOLIO TRANSACTIONS & BROKERAGE
61	ADDITIONAL INFORMATION
62	PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
65	FINANCIAL STATEMENTS
66	PART II
66	PURCHASE, REDEMPTION AND PRICING OF FUND SHARES
71	NET ASSET VALUE
72	SHAREHOLDER SERVICES
74	TAXES, DIVIDENDS AND DISTRIBUTIONS
82	DISCLOSURE OF PORTFOLIO HOLDINGS
84	PROXY VOTING
85	CODES OF ETHICS
85	APPENDIX I: PROXY VOTING POLICIES OF THE SUBADVISER
87	APPENDIX II: DESCRIPTIONS OF SECURITY RATINGS

PART I
INTRODUCTION
This SAI sets forth information about the Fund. This SAI provides information about certain of the securities, instruments, policies and strategies used by the Fund in seeking to achieve its objective. This SAI also provides additional information about the Company’s Board of Directors (hereafter referred to as “Board Members”), the advisory services provided to and the management fees paid by the Fund, and information about other fees paid by and services provided to the Fund, and other information.
Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI:
GLOSSARY
Term	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
1940 Act Laws, Interpretations and Exemptions	Exemptive order, SEC release, no-action letter or similar relief or interpretations, collectively
ADR	American Depositary Receipt
ADS	American Depositary Share
Board	Fund’s Board of Directors or Trustees
Board Member	A trustee or director of the Fund’s Board
CEA	Commodity Exchange Act, as amended
CFTC	U.S. Commodity Futures Trading Commission
Code	Internal Revenue Code of 1986, as amended
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EDR	European Depositary Receipt
Exchange	NYSE Arca, Inc.
Fannie Mae	Federal National Mortgage Association
FDIC	Federal Deposit Insurance Corporation
Fitch	Fitch Ratings, Inc.
Freddie Mac	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
Ginnie Mae	Government National Mortgage Association
IPO	Initial Public Offering
IRS	Internal Revenue Service
LIBOR	London Interbank Offered Rate
Manager or PGIM Investments	PGIM Investments LLC
Moody’s	Moody’s Investors Service, Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations
NAV	Net Asset Value
NRSRO	Nationally Recognized Statistical Rating Organization
NYSE	New York Stock Exchange
OTC	Over the Counter
Prudential	Prudential Financial, Inc.
PMFS	Prudential Mutual Fund Services LLC
QPTP	“Qualified publicly traded partnership” as the term is used in the Internal Revenue Code of 1986, as amended
REIT	Real Estate Investment Trust
RIC	Regulated Investment Company, as the term is used in the Internal Revenue Code of 1986, as amended

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Term	Definition
S&P	S&P Global Ratings
SEC	U.S. Securities and Exchange Commission
SOFR	Secured Overnight Financing Rate
World Bank	International Bank for Reconstruction and Development
FUND CLASSIFICATION, INVESTMENT Objective & POLICIES
The Company is an open-end management investment company. The Fund is a diversified series of the Company.
The Fund's investment objective is to seek total return, made up of current income and capital appreciation. The Fund's investment objective is a fundamental policy that cannot be changed without shareholder approval.
INVESTMENTS, INVESTMENT STRATEGIES AND RISKS
The principal investment policies and strategies of the Fund are described in the Fund’s Prospectus. In addition, the Fund may from time to time also use the securities, instruments, policies and strategies that are further discussed below in seeking to achieve its objective. Set forth below are descriptions of some of the types of investments and investment strategies that the Fund may use and the risks and considerations associated with those investments and investment strategies. Please also see the Prospectus and the “Fund Classification, Investment Objective & Policies” section of this SAI The order of the below investments, investment strategies and risks does not indicate the significance of any particular investment, investment strategy or risk. The Fund may also invest from time to time in certain types of investments and investment strategies that are not discussed below.
ADJUSTABLE AND FLOATING RATE SECURITIES. Adjustable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The interest rate on a floating rate debt instrument (“floaters”) is a variable rate which is tied to another interest rate, such as LIBOR, SOFR, or the prime rates of U.S. banks. The interest rate on a floater resets periodically, typically quarterly. While, because of the interest rate reset feature, floaters may provide the Fund with a certain degree of protection against rising interest rates, the Fund will participate in any declines in interest rates as well.
ASIA-PACIFIC COUNTRIES INVESTMENTS RISK. In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which the Fund may invest are subject to certain additional or specific risks. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund.
Many Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) monsoons and other natural disasters may cause substantial economic disruptions in Asian countries; (iv) outbreaks of infectious illness or other public health threats may reduce consumer demand, result in travel restrictions or quarantines, and may generally have a significant effect on certain Asian economies; (v) internal insurgencies; (vi) hostile relations with neighboring countries; (vii) ethnic, religious and racial disaffection; (viii) nationalization of property and/or confiscatory taxation; and (ix) piracy of intellectual property, data and other security breaches, especially of data stored electronically. In addition, the governments of many such countries, such as India, Indonesia and Vietnam, have a heavy role in regulating and supervising the economy. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

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The legal systems in certain Asia-Pacific countries also may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
Governments of many Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Asia-Pacific countries, which could affect private sector companies and the Fund itself, as well as the value of securities in the Fund’s portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.
In addition to the relative lack of publicly available information about developing market Asia-Pacific issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies, inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies. Satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in the Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.
Certain Asia-Pacific countries are especially large debtors to commercial banks and foreign governments. Fund management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular Asia-Pacific country. The Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Restrictions on Foreign Investments in Asia-Pacific Countries. Some Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. There can be no assurance that the Fund will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to the Fund’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.
The manner in which foreign investors may invest in companies in certain Asia-Pacific countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but subsequently learns, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.
Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. For

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example, in September 1998, Malaysia imposed currency controls that limited funds’ ability to repatriate proceeds of Malaysian investments. It is possible that Malaysia, or certain other countries may impose similar restrictions or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available to meet redemptions. Depending on a variety of financial factors, the percentage of the Fund’s portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of the Fund’s assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts the Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder and subject to certain exemptions. These provisions may restrict the Fund’s investments in certain foreign banks and other financial institutions.
In addition to the risks listed above, investing in China (including in Chinese issuers that are listed on U.S. exchanges) presents additional risks. Investing in China involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war and social unrest); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility and significantly smaller market capitalization of securities markets; (f) substantially less liquidity, particularly of certain share classes of Chinese securities; (g) currency exchange rate fluctuations and the lack of available currency hedging instruments; (h) higher rates of inflation; (i) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (j) greater governmental involvement in and control over the economy; (k) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (l) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly-organized; (m) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (n) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (o) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (p) the fact that the settlement period of securities transactions in foreign markets may be longer; (q) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (r) the risk that Chinese authorities may intervene in the operations and structure of specific Chinese companies (particularly in the financial services and technology sector); (s) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; and (t) the rapidity and erratic nature of growth, particularly in China, resulting in efficiencies and dislocations.
A series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies tied to the Chinese military or China's surveillance technology sector. The prohibited companies are those identified by the U.S. Department of the Treasury as “Chinese Military Industrial Complex Companies.” The restrictions on investing in Chinese Military Industrial Complex Companies extend to instruments that are derivative of, or designed to provide investment exposure to, these companies. The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.
Investments in China and Hong Kong are subject to certain political risks. Following the establishment of the People’s Republic of China (“PRC”) by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. The political reunification of China and Taiwan is a highly contentious issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market.
Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the PRC under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong regarding China's perceived tightening of control over Hong Kong's semi-autonomous liberal political, economic, legal, and social framework. Recent protests may prompt the Chinese and Hong Kong governments to rapidly address Hong Kong's future relationship with mainland China, which remains unresolved. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain

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how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund's NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.
The Chinese economy has grown rapidly during the past several years but there is no assurance that this growth rate will be maintained. In fact, the Chinese economy may experience a significant slowdown as a result of, among other things, a deterioration in global demand for Chinese exports, as well as contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation or economic recessions, which would have a negative effect on the economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial and widespread corruption have also hindered performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China's key trading partners may have an adverse impact on the securities of Chinese issuers. The tax laws and regulations in the PRC are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by the PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of the PRC tax rules could have a significant adverse effect on the Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents. In addition, the accounting, auditing and financial reporting standards and practices applicable to Chinese companies may be less rigorous, and may result in significant differences between financial statements prepared in accordance with PRC accounting standards and practices and those prepared in accordance with international accounting standards.
Chinese companies listed on U.S. exchanges often use variable interest entities (“VIEs”) in their structure. Instead of directly owning the equity securities of a Chinese operating company, in a VIE structure, a non-U.S. shell company (often organized in the Cayman Islands) that is listed and traded on a U.S. exchange enters into service contracts and other contracts with the Chinese operating company which provide the foreign shell company with exposure to the Chinese company. Although the U.S. listed shell company has no equity ownership of the Chinese operating company, the contractual arrangements provide the U.S. listed shell company economic exposure to the Chinese operating company and permit the U.S. listed shell company to consolidate the Chinese operating company into its financial statements. VIE structures are subject to legal and regulatory uncertainties and risks. Intervention by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect a Chinese operating company's business, the enforceability of the U.S. listed shell company's contractual arrangements with the Chinese operating company and the value of the U.S. listed stock. Intervention by the Chinese government could include nationalization of the Chinese operating company, confiscation of its assets, restrictions on operations and/or constraints on the use of VIE structures. In addition, because the Chinese operating company is not owned, directly or indirectly, by the U.S. listed shell company, the U.S. listed shell company cannot control the Chinese operating company and must rely on the Chinese operating company to perform its contractual obligations in order for the U.S. listed company to receive economic benefits.
Risk of Investing through Stock Connect. China A-shares (“A-shares”) are equity securities of companies based in mainland China that trade on Chinese stock exchanges such as the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”). Foreign investment in A-shares on the SSE and SZSE has historically not been permitted, other than through a license granted under regulations in the PRC known as the Qualified Foreign Institutional Investor and Renminbi (“RMB”) Qualified Foreign Institutional Investor systems. Each license permits investment in A-shares only up to a specified quota.
Investment in eligible A-shares listed and traded on the SSE is also permitted through the Shanghai-Hong Kong Stock Connect program (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Securities Clearing Company Limited (“HKSCC”), the SSE and China Securities Depository and Clearing Corporation Limited (“CSDCC”) that aims to provide mutual stock market access between the PRC and Hong Kong by permitting investors to trade and settle shares on each market through their local exchanges. The Fund may invest in A-shares through Stock Connect or on such other stock exchanges in China which participate in Stock Connect from time to time. Under Stock Connect, the Fund’s trading of eligible A-shares listed on the SSE would be effectuated through its Hong Kong broker.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect’s Northbound Trading Link is subject to aggregate and daily investment quota limitations that require that buy orders for A-shares be rejected once the remaining balance of the relevant quota drops to zero or the daily quota is exceeded (although the Fund will be permitted to sell A-shares regardless of the quota balance). These limitations may restrict the Fund from investing in A-shares on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. Investment quotas are also subject to change.

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Investment in eligible A-shares through Stock Connect is subject to trading, clearance and settlement procedures that could pose risks to the Fund. A-shares purchased through Stock Connect generally may not be sold or otherwise transferred other than through Stock Connect in accordance with applicable rules. For example, PRC regulations require that in order for an investor to sell any A-shares on a certain trading day, there must be sufficient A-shares in the investor’s account before the market opens on that day. If there are insufficient A-shares in the investor’s account, the sell order will be rejected by the SSE. The Stock Exchange of Hong Kong (“SEHK”) carries out pre-trade checking on sell orders of certain stocks listed on the SSE market (“SSE Securities”) of its participants (i.e., stock brokers) to ensure that this requirement is satisfied. While shares must be designated as eligible to be traded under Stock Connect, those shares may also lose such designation, and if this occurs, such shares may be sold but cannot be purchased through Stock Connect. In addition, Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject the Fund to a risk of price fluctuations on days where the Chinese market is open, but Stock Connect is not trading. Moreover, day (turnaround) trading is not permitted on the A-shares market. If an investor buys A-shares on day “T,” the investor will only be able to sell the A-shares on or after day T+1. Further, since all trades of eligible Stock Connect A-shares must be settled in RMB, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. There is also no assurance that RMB will not be subject to devaluation. Any devaluation of RMB could adversely affect the Fund’s investments. If the Fund holds a class of shares denominated in a local currency other than RMB, the Fund will be exposed to currency exchange risk if the Fund converts the local currency into RMB for investments in A-shares. The Fund may also incur conversion costs.
A-shares held through the nominee structure under Stock Connect will be held through HKSCC as nominee on behalf of investors. The precise nature and rights of the Fund as the beneficial owner of the SSE Securities through HKSCC as nominee is not well defined under PRC law. There is lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of the Fund under PRC law is also uncertain. In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong there is a risk that the SSE Securities may not be regarded as held for the beneficial ownership of the Fund or as part of the general assets of HKSCC available for general distribution to its creditors. Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities. HKSCC monitors the corporate actions affecting SSE Securities and keeps participants of Central Clearing and Settlement System (“CCASS”) informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. Investors may only exercise their voting rights by providing their voting instructions to the HKSCC through participants of the CCASS. All voting instructions from CCASS participants will be consolidated by HKSCC, who will then submit a combined single voting instruction to the relevant SSE-listed company.
The Fund’s investments through Stock Connect’s Northbound Trading Link are not covered by Hong Kong’s Investor Compensation Fund. Hong Kong’s Investor Compensation Fund is established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong. In addition, since the Fund is carrying out Northbound trading through securities brokers in Hong Kong but not PRC brokers, it is not protected by the China Securities Investor Protection Fund in the PRC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the border of Hong Kong and the PRC, including the development of new information technology systems on the part of the SEHK and exchange participants. The actual effect on the market for trading A-shares with the introduction of large numbers of foreign investors is unknown. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted.
Stock Connect is subject to regulations promulgated by regulatory authorities for both exchanges. New regulations may be issued from time to time by the regulators and stock exchanges in PRC and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. The Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of PRC and Hong Kong differ significantly and issues may arise based on these differences. In addition, the Fund’s investments in A-shares through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares obtained through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.

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A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, the Fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market has historically had a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for the Fund. The SSE currently applies a daily price limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily price limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time.
Risk of Investing Through Bond Connect. Foreign investors may invest in Chinese bonds traded on the China Interbank Bond Market (“CIBM”) through the China-Hong Kong Bond Connect program (“Bond Connect”). Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in the PRC, which could pose risks to the Fund. Furthermore, securities purchased via Bond Connect will be held on behalf of ultimate investors (such as the Fund) via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit maintained with a PRC-based custodian (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). The Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entries with CSDCC or SCH, and will instead only be reflected on the books of its Hong Kong sub-custodian. This recordkeeping system also subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce its rights as a bondholder, as well as the risks of settlement delays and counterparty default of the Hong Kong subcustodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested, and courts in the PRC have limited experience in applying the concept of beneficial ownership. As such, the Fund may not be able to participate in corporate actions affecting its rights as a bondholder, such as timely payment of distributions, due to time constraints or other operational reasons. Bond Connect trades are settled in RMB, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred, other than through Bond Connect, in accordance with applicable rules.
A primary feature of Bond Connect is the application of the home market’s laws and rules applicable to investors in Chinese fixed income instruments. Therefore, the Fund’s investments in securities via Bond Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. Such securities may lose their eligibility at any time, in which case, they could be sold, but could no longer be purchased through Bond Connect. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Bond Connect. Bond Connect is only available on days when markets in both the PRC and Hong Kong are open. As a result, prices of securities purchased through Bond Connect may fluctuate at times when the Fund is unable to add to, or exit, its position and, therefore, may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Finally, uncertainties in the PRC tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for the Fund. The withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.
The Bond Connect program is a relatively new program and may be subject to further interpretation and guidance. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new and continuing to evolve. In the event that the relevant systems do not function properly, trading through Bond Connect could be disrupted. There can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Bond Connect program, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.
Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

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Credit quality of an asset-backed security depends primarily on the quality of the underlying asset, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any. The value of an asset-backed security can change because of actual or perceived changes in creditworthiness of the individual borrowers, the originator, the servicing agent, the financial institution providing credit support or the swap counterparty.
Asset-backed securities issued in the form of debt instruments include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust that is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CBOs and CLOs may charge management fees and administrative expenses.
For CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CBO or CLO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. Normally, CBOs and CLOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs and CLOs may be characterized by the Fund as illiquid investments; however, an active dealer market may exist for CBOs and CLOs, allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund’s Prospectus (e.g., interest rate risk and default risk), CBOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs or CLOs that are subordinate to other classes; and (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
BORROWING AND LEVERAGE. Unless noted otherwise, the Fund may borrow up to 33 1∕3% of the value of its total assets (calculated at the time of the borrowing). The Fund may pledge up to 33 1∕3% of its total assets to secure these borrowings. If the Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce borrowings. If the Fund borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the NAV of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the NAV of the Fund’s shares will decrease faster than would otherwise be the case. This is the speculative factor known as “leverage.” In addition, the Fund may use certain investment management techniques (collectively, “effective leverage”), such as certain derivatives, that may provide leverage and are not subject to the borrowing limitation noted above.
The Fund may borrow from time to time, at the discretion of the subadviser, to take advantage of investment opportunities, when yields on available investments exceed interest rates and other expenses of related borrowing, or when, in the subadviser's opinion, unusual market conditions otherwise make it advantageous for the Fund to increase its investment capacity. The Fund will only borrow when there is an expectation that it will benefit the Fund after taking into account considerations such as interest income and possible losses upon liquidation. Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates risks, including the fact that leverage may exaggerate changes in the NAV of Fund shares and in the yield on the Fund. Unless otherwise stated, the Fund may borrow through forward rolls, dollar rolls or reverse repurchase agreements.
CERTIFICATES OF DEPOSIT. The FDIC, an independent agency of the U.S. Government, provides deposit insurance on all types of deposits, including certificates of deposit, received at an FDIC-insured bank or savings association (“insured depository institutions”) up to applicable limits. The standard deposit insurance amount is $250,000 per depositor (including principal and accrued interest) for each insurable capacity of such depositor, per insured depository institution, which is backed by the full faith and credit of the U.S. Government. All of a depositor’s deposits in the same insurable capacity at the same insured depository institution are aggregated

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for purposes of the $250,000 insurance limit, including deposits held directly in the depositor’s name and for the depositor’s benefit by intermediaries. Any amounts the Fund invests in certificates of deposit in excess of the $250,000 deposit insurance limit will be uninsured. An investor’s investment in the Fund is subject to risk of loss, and is not insured or guaranteed by the FDIC or any other governmental agency.
COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (“REMICs”), The underlying mortgages which collateralize the CMOs and REMICs in which the Fund invests may have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.
CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.
The characteristics of convertible securities make them appropriate investments for an investment company seeking long-term capital appreciation and/or total return. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.
In analyzing convertible securities, the subadviser will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.
Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, the Fund is authorized to enter into foreign currency hedging transactions in which the Fund may seek to reduce the effect of such fluctuations.
Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.
To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities' investment value.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

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Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a “Cash-Settled Convertible”), (ii) a combination of separate securities chosen by the subadviser in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a “Manufactured Convertible”) or (iii) a synthetic security manufactured by another party.
Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the subadviser by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertibility component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.
A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.
More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the subadviser may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The subadviser may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the subadviser believes such a Manufactured Convertible would better promote the Fund’s objective(s) than alternate investments. For example, the subadviser may combine an equity feature with respect to an issuer's stock with a fixed income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, the Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.
The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event the Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed income securities outperform Treasury instruments.
CORPORATE/BANK LOANS. Commercial banks and other financial institutions make loans to companies. These loans may be variously referred to as corporate loans, bank loans, leveraged loans, or bank floating rate loans (“corporate loans”). Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the SOFR, or the prime rate of U.S. banks. As a result, the value of corporate loan investments is generally responsive to shifts in market interest rates. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a “syndicate.” The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Fund may not recover its investment, or there might be a delay in the Fund’s recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.
In market conditions where short-term interest rates are particularly low, certain floating rate loans may be issued with a feature that prevents the relevant benchmark rate from adjusting below a specified minimum level. This is achieved by defining a “floor” to the benchmark rate, so that if downward market movements of the benchmark rate would, absent this feature, cause the benchmark rate to fall below the floor, with this feature, the benchmark rates of these floating rate loans become fixed at the applicable minimum floor level

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until short-term interest rates (and therefore the benchmark rate) rise above that level. Although this feature is intended to result in these floating rate loans yielding more than they otherwise would when short-term interest rates are low, the feature might also result in the secondary market prices of these floating rate loans becoming more sensitive to changes in interest rates should short-term interest rates rise.
As in the case of junk bonds, the corporate loans in which the Fund may invest can be expected to provide higher yields than higher-rated fixed income securities but may be subject to greater risk of loss of principal and interest. There are, however, some significant differences between corporate loans and junk bonds. Corporate loans are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of corporate loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give corporate loan investors preferential treatment over junk bond investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the corporate loans will be repaid in full. Corporate loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the prime rate of a U.S. bank, or that may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of SOFR. Consequently, the value of corporate loans held by the Fund may be expected to fluctuate significantly less than the value of fixed rate junk bond instruments as a result of changes in the interest rate environment.
The Fund may acquire interests in corporate loans by means of a novation, assignment or participation. In a novation, the Fund would succeed to all the rights and obligations of the assigning institution and become a contracting party under the credit agreement with respect to the debt obligation. As an alternative, the Fund may purchase an assignment, in which case the Fund may be required to rely on the assigning institution to demand payment and enforce its rights against the borrower but would otherwise typically be entitled to all of such assigning institution's rights under the credit agreement. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution selling the participation interest and not with the borrower. In purchasing a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.
The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Floating rate loans are especially subject to liquidity and settlement risk due to the fact that they can take more than seven days to settle. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Prospectus. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable.
Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.
CREDIT DEFAULT SWAP AGREEMENTS AND SIMILAR INSTRUMENTS. The Fund may enter into credit default swap agreements and similar agreements. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation

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has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, the Fund generally receives an up-front payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.
Credit default swaps and similar instruments involve greater risks than if the Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements and similar instruments only with counterparties that are rated investment grade quality by at least one credit rating agency at the time of entering into such transaction or whose creditworthiness is believed by the subadviser to be equivalent to such rating. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When acting as a seller of a credit default swap or a similar instrument, the Fund is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
Certain index credit default swaps are required to be executed in regulated markets and submitted for clearing to regulated clearinghouses. Other single-name credit default swaps and index credit default swaps are permitted, although not required, to be cleared through regulated clearinghouses. The Fund will clear credit default swaps that are subject to mandatory clearing and may voluntarily clear some, but not all, of the other credit default swaps not subject to mandatory clearing. The Fund will face counterparty risk with respect to the clearinghouse when entering into cleared credit default swaps. The Fund will face significant counterparty risk with respect to counterparties to non-cleared credit default swaps and similar instruments. The Fund typically will enter into non-cleared credit default swaps and similar instruments with swap dealers and creditworthy entities that have substantial capital or have provided the Fund with a third-party guaranty or other credit support.
CREDIT-LINKED SECURITIES. Among the income producing securities in which the Fund may invest are credit-linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.
Like an investment in a bond, investments in these credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act.
CURRENCY FUTURES. The Fund may seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See the sub-section entitled “Futures.” Currency futures involve substantial currency risk, and also involve leverage risk.
CURRENCY OPTIONS. The Fund may seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See “Types of Options” and “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” in this SAI. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

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CYBER SECURITY RISK. The Fund is susceptible to operational, information security and other risks related to the use of technology, computer systems and the Internet to conduct business. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches, whether deliberate or unintentional, arising from the Fund’s third-party service providers (e.g., custodians, financial intermediaries, transfer agents), subadviser, shareholder usage of unsecure systems to access personal accounts, as well as breaches suffered by the issuers of securities in which the Fund invests, may cause significant disruptions in the business operations of the Fund. Potential impacts may include, but are not limited to, potential financial losses for the Fund and the issuers’ securities, the inability of shareholders to conduct transactions with the Fund, an inability of the Fund to calculate NAV, and disclosures of personal or confidential shareholder information.
In addition to direct impacts on Fund shareholders, cyber security failures by the Fund and/or its service providers and others may result in regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs to the Fund, and reputational damage. The Fund may incur reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. The Fund may also incur considerable expenses in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although the Fund and its service providers and subadviser may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Fund cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the subadviser, and the issuers in which the Fund invests.
DEBT SECURITIES. The Fund may invest in debt securities, such as bonds, that involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund’s investment in that issuer. Credit risk is reduced to the extent the Fund invests its assets in U.S. Government securities. Certain debt securities, however, may be subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
DEPOSITARY RECEIPTS. The Fund may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs and ADSs are receipts or shares typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs and ADSs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. International Depositary Receipts (“IDRs”) are the non-U.S. equivalent of an ADR.
The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted or exchanged.

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DERIVATIVES. The Fund may use instruments referred to as derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund may use derivatives for hedging purposes. The Fund may also use derivatives to seek to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that the Fund would be prohibited by its investment restrictions from purchasing directly. The Fund’s use of derivatives may be limited by the 1940 Act and the rules thereunder, as discussed in more detail below under Regulatory Risk.
Risk Factors Involving Derivatives. Derivatives are volatile and involve significant risks, including:
Correlation Risk — the risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Fund seeks exposure.
Counterparty Risk—the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund. In particular, derivatives traded in OTC markets are not guaranteed by an exchange or clearing firm and often do not require payment of margin. The Fund is at risk to the extent that the Fund has unrealized gains or has deposited collateral with a counterparty and the counterparty becomes bankrupt or otherwise fails to honor its obligations.
Currency Risk—the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.
Illiquidity Risk— the risk that certain securities or instruments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth. Illiquidity risk is substantial for certain OTC derivatives, including swaps and OTC options. There can be no assurance that the Fund will be able to unwind or offset a derivative at its desired price, in a secondary market or otherwise.
Index Risk—a derivative linked to the performance of an index will be subject to the risks associated with changes in that index.
Legal Risk—the risk of insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of a derivatives contract.
Leverage Risk—the risk that the Fund’s derivatives transactions can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
Market Risk — the risk that changes in the value of one or more markets or changes with respect to the value of the underlying asset will adversely affect the value of a derivative. In the event of an adverse movement, the Fund may be required to pay substantial additional margin to maintain its position.
Operational Risk — the risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Regulatory Risk—the risk that new regulation of derivatives may make them more costly, may limit their availability, or may otherwise affect their value or performance. Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards (“NDFs”), are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, NDFs and certain other derivatives traded in the OTC market are subject to variation margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund.
Rule 18f-4 under the 1940 Act permits the Fund to enter into derivatives transactions and certain other transactions notwithstanding restrictions on the issuance of “senior securities” in the 1940 Act. Derivatives transactions as defined by Rule 18f-4 include, among other things, swaps, futures, forwards, options, short sale borrowings, reverse repurchase agreements and other financing transactions (if the Fund elects to treat such financing transactions as securities), when-issued and forward-settling securities in some circumstances, or any instrument for which the Fund is required to make any payment or delivery of an asset during the life of the

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instrument or at maturity, whether as margin, settlement payment or otherwise. Rule 18f-4 requires that, among other things, the Fund establish and maintain a derivatives risk management program and appoint a derivatives risk manager, who is appointed by the Board, including a majority of Independent Board Members and periodically reviews the program and reports to the Board. In addition, the Fund must comply with a relative or absolute limit on leverage risk calculated based on value-at-risk.
Rule 18f-4 excepts from some of the requirements, including establishing a derivatives risk management program and calculating value-at-risk, a fund whose derivatives exposure is limited to 10% of its net assets and which has adopted policies and procedures designed to manage derivatives risks.
The use of derivatives for hedging purposes involves additional correlation risk. If the value of the derivative moves more or less than the value of the hedged instruments, the Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.
The Fund generally intends to enter into transactions involving derivatives only if there appears to be a liquid market for such instruments. However, there can be no assurance that, at any specific time, either a liquid market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.
Additional Risk Factors Of OTC Transactions; Limitations On The Use Of OTC Derivatives. Certain derivatives traded in OTC markets, including indexed securities, certain swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments.
Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparties, the Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor their obligations. The Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions that appear to have substantial capital or that have provided the Fund with a third-party guaranty or other credit enhancement.
DISTRESSED SECURITIES. The Fund may invest in securities, including corporate loans purchased in the secondary market, which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or are rated in the lower rating categories (generally, Ca or lower by Moody's and CC or lower by S&P or Fitch) or which, if unrated, are in the judgment of the subadviser of equivalent quality (“Distressed Securities”). Investing in Distressed Securities is speculative and involves significant risks. Distressed Securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment.
EMERGING MARKETS INVESTMENTS. The Fund may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S.
governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and non-U.S. investments and private property, (vi) substantial difficulties U.S. governmental entities may have in bringing and enforcing actions against non-U.S. companies and non-U.S. persons, including company directors and officers, and (vii) the difficulty of bringing shareholder claims to pursue as a matter of law or practicality in certain emerging markets. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on non-U.S. investors.
Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have

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expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected markets.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those governing U.S. companies. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
ENVIRONMENTAL, SOCIAL AND GOVERNANCE (“ESG”) INTEGRATION. Although the Fund does not seek to implement a specific ESG, impact or sustainability strategy unless specifically disclosed in its Prospectus, consideration of ESG factors that the subadviser deems financially material are embedded in various stages of the subadviser’s investment research processes for the Fund. In particular, where the subadviser believes an ESG factor or factors are likely to be financially material for an investment position over the relevant investment horizon, it will incorporate consideration of those factors into its overall credit assessment, alongside other relevant credit considerations. However, the ESG factors that the subadviser believes to be financially material can vary for each investment depending on the issuer’s activities and unique circumstances and may change over time. Further, ESG factors are not the sole considerations when making investment decisions for the Fund, and may be given more or less weight than other factors in the investment process. In some cases the subadviser may conclude that ESG factors are not likely to materially affect the financial value of an investment over its relevant investment horizon, or conclude that it believes that the investment adequately compensates investors for any material ESG risks that are present. The subadviser’s ESG integration processes are expected to evolve over time, so it is possible that the ESG factors being considered in the future may be different from those considered today. There can be no guarantee that the subadviser will correctly identify and evaluate all relevant ESG factors. It is also possible that the subadviser’s opinion of which ESG factors are likely to be financially material for an investment position could differ from those of other investors. Although the subadviser considers ESG factors as part of its investment process, there are no specific ESG criteria that must be considered in determining whether to include, maintain or exclude any potential investment for the Fund.
EUROPE RECENT EVENTS RISK. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and beyond Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions imposed and other punitive action taken and resulting future market disruptions in Europe and globally cannot be easily predicted, but could be significant and have a severe adverse effect on Russia and Europe in general, including significant negative impacts on the economy, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas. This conflict may expand and military attacks could occur elsewhere in Europe. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets. Europe has also been struggling with mass migration. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value

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and relative liquidity of the Fund’s investments. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero. The occurrence of terrorist incidents throughout Europe could also impact financial markets globally.
EXCHANGE-TRADED FUNDS. The Fund may invest in ETFs, which may be unit investment trusts or open-end management investment companies. ETFs may hold portfolios of securities designed to track the performance of various broad securities indices or sectors of such indices or ETFs may be actively managed. ETFs provide another means, in addition to futures and options on indices, of including exposure to global equities, global bonds, commodities and currencies markets in the Fund’s investment portfolio. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such ETF.
FOREIGN EXCHANGE TRANSACTIONS. The Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or to seek to enhance returns. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.
As an illustration, the Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling the Fund to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund may also sell a call option which, if exercised, requires the Fund to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling such a call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. Straddles of the type that may be used by the Fund are considered to constitute hedging transactions and are consistent with the policies described above. The Fund will not attempt to hedge all of its foreign portfolio positions.
Forward Foreign Exchange Transactions. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and specified future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or to seek to enhance returns. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution.
The Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. The Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.
Risk Factors In Hedging Foreign Currency. Hedging transactions involving Currency Instruments have substantial risks, including correlation risk. While the Fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the NAV of the Fund’s shares, the NAV of the Fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, the Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.
In connection with its trading in forward foreign currency contracts, the Fund will contract with a foreign or domestic bank, or a foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, the Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

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It may not be possible for the Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.
FOREIGN INVESTMENTS. The Fund may invest in foreign equity and/or debt securities. Foreign debt securities include certain foreign bank obligations and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.
Certain Risks of Holding Fund Assets Outside the United States. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.
Currency Risk and Exchange Risk. Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns on foreign currency dominated securities for U.S. investors while a weak U.S. dollar will increase those returns.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.
Foreign Market Risk. Foreign securities offer the potential for more diversification than if the Fund invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less rigorously than the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States and auditors may not be subject to the same level of oversight. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company's financial condition.

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Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or there is a delay in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or there is a delay in settling a sale of securities, the Fund may lose money if the value of the security then declines or, if there is a contract to sell the security to another party, the Fund could be liable to that party for any losses incurred.
Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, thereby reducing the amount available for distribution to shareholders.
FUTURES. The Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.
The sale of a futures contract limits the Fund’s risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.
The purchase of a futures contract may protect the Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.
The Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices in connection with its hedging activities. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund entered into futures transactions. The Fund may purchase put options or write (i.e., sell) call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.
The Fund will be considered “covered” with respect to a call option written on a futures contract if the Fund owns the assets that are deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the “covered” option and having an expiration date not earlier than the expiration date of the “covered” option, or if it holds segregated in an account with its custodian for the term of the option cash or other relatively liquid assets at all times equal in value to the mark-to-market value of the futures contract on which the option was written. The Fund will be considered “covered” with respect to a put option written on a futures contract if the Fund owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the “covered” option, or if the Fund holds segregated in an account with its custodian for the term of the option cash or other relatively liquid assets at all times equal in value to the exercise price of the put (less any initial margin deposited by the Fund with its futures custody manager or as otherwise permitted by applicable law with respect to such option). There is no limitation on the amount of the Fund’s assets that can be segregated. Segregation requirements may impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require the Fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.
The Manager has filed a notice of exclusion from registration as a “commodity pool operator” with respect to the Fund under CFTC Rule 4.5 and, therefore, is not subject to registration or regulation with respect to the Fund under the CEA. In order for the Manager to claim exclusion from registration as a “commodity pool operator” under the CEA with respect to the Fund, the Fund is limited in its ability to trade instruments subject to the CFTC’s jurisdiction, including commodity futures (which include futures on broad-based securities indices, interest rate futures and currency futures), options on commodity futures, certain swaps or other investments (whether directly or indirectly through investments in other investment vehicles). Under this exclusion, the Fund must satisfy one of the following two

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trading limitations whenever it enters into a new commodity trading position: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in CFTC-regulated instruments may not exceed 5% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). The Fund would not be required to consider its exposure to such instruments if they were held for “bona fide hedging” purposes, as such term is defined in the rules of the CFTC. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for CFTC-regulated instruments.
HEDGING. Hedging is a strategy in which a derivative or security is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its portfolio. There is also a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or a related option.
There can be no assurance that the Fund’s hedging strategies will be effective or that hedging transactions will be available to the Fund. The Fund is not required to engage in hedging transactions and the Fund may choose not to do so from time to time.
HIGH YIELD BONDS (commonly known as “JUNK BONDS”). Junk bonds are debt securities that are rated below investment grade by a NRSRO or are unrated securities that the subadviser believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for the Fund. The major risks of junk bond investments include the following:
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Junk bonds are issued by less creditworthy issuers. These securities are vulnerable to adverse changes in the issuer's economic condition and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.
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The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations.
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Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations.
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Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If an issuer redeems the junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
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Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.
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Junk bonds may be more illiquid than higher rated fixed income securities even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s portfolio securities than in the case of securities trading in a more liquid market.
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The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
ILLIQUID INVESTMENTS OR RESTRICTED SECURITIES. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things that the Fund limit its illiquid investments to no more than 15% of its net assets.  Illiquid investments are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.
The Fund may invest in securities that are not registered (restricted securities) under the 1933 Act. Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable

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jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.
The Fund may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A. Therefore, these securities, as well as commercial paper that is sold in private placements under Section 4(a)(2) of the 1933 Act, may be classified higher than “illiquid” under the LRMP (i.e., “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.
INDEXED AND INVERSE SECURITIES. The Fund may invest in securities the potential return of which is based on an index or interest rate. As an illustration, the Fund may invest in a security whose value is based on changes in a specific index or that pays interest based on the current value of an interest rate index, such as the prime rate. The Fund may also invest in a debt security that returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, the Fund may invest in securities the potential return of which is based inversely on the change in an index or interest rate (that is, a security the value of which will move in the opposite direction of changes to an index or interest rate). For example, the Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. Investing in such securities may subject the Fund to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant interest rate, index or indices. Indexed and inverse securities may involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk and currency risk. The Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, the Fund may be required to pay substantial additional margin to maintain the position.
INITIAL PUBLIC OFFERINGS. The Fund may invest in securities sold in IPOs. An IPO is the first sale of stock by a private company to the public. IPOs are often issued by smaller, younger companies seeking capital to expand, but can also be done by large privately owned companies looking to become publicly traded.
In an IPO, the issuer obtains the assistance of an underwriting firm, which helps it determine what type of security to issue (common or preferred), best offering price and time to bring it to market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or if the Fund is able to buy shares, the Fund may not be able to buy as many shares at the offering price as the Fund would like.
Investing in IPOs entails risks. Importantly, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. It is difficult to predict what the stock will do on its initial day of trading and in the near future since there is often little historical data with which to analyze the company. Also, most IPOs are of companies going through a transitory growth period, and they are therefore subject to additional uncertainty regarding their future value.
INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund may invest in securities of other investment companies (including ETFs), subject to applicable regulatory limits.
Investing in another investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the values of the portfolio securities may fluctuate due to changes in the financial condition of the securities’ issuers and other market factors. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.

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The Fund will indirectly bear its pro rata share of the fees and expenses incurred by an investment company, including investment companies managed by the Manager, subadviser(s) or an affiliate, in which it invests, including advisory fees (to the extent not offset by the Manager, subadviser(s) or an affiliate through waivers). In addition, the Fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security.
MARKET DISRUPTION AND GEOPOLITICAL RISKS. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Global economies and financial markets have become increasingly interconnected, which increases the possibility that economic, financial or political events and factors in one country or region might adversely impact issuers in a different country or region or worldwide.
MONEY MARKET INSTRUMENTS. The Fund may invest in money market instruments. Money market instruments include cash equivalents and short-term obligations of U.S. banks, non-U.S. government securities, certificates of deposit and short-term obligations issued or guaranteed by the U.S. Government or its agencies. Money market instruments also include bankers' acceptances, commercial paper, certificates of deposit and Eurodollar obligations issued or guaranteed by bank holding companies in the U.S., their subsidiaries and non-U.S. branches, by non-U.S. banking institutions, and by the World Bank and other multinational instrumentalities, as well as commercial paper and other short-term obligations of, and variable amount master demand notes, variable rate notes and funding agreements issued by, U.S. and non-U.S. corporations.
MORTGAGE-BACKED SECURITIES. Investing in mortgage-backed securities involves certain unique risks in addition to those generally associated with investing in fixed income securities and in the real estate industry in general. These unique risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. The value of mortgage-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed income securities because of their potential for prepayment without penalty. The price paid by the Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, the likely rate of interest received will be lower than the rate on the security that was prepaid.
Mortgage-backed securities, including CMOs, can be collateralized by either fixed-rate mortgages or adjustable rate mortgages. Fixed-rate mortgage securities are collateralized by fixed-rate mortgages and tend to have high prepayment rates when the level of prevailing interest rates declines significantly below the interest rates on the mortgages. Thus, under those circumstances, the securities are generally less sensitive to interest rate movements than lower coupon fixed-rate mortgages. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae.
Generally, adjustable rate mortgage securities (“ARMs”) have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMs will experience increased rates of prepayment of principal. However, the major difference between ARMs and fixed-rate mortgage securities (“FRMs”) is that the interest rate and the rate of amortization of principal of ARMs can and do change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest on an ARM is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

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The underlying mortgages which collateralize the ARMs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.
To the extent that the Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If the Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of the Fund. Under certain interest rate and prepayment scenarios, the Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.
Most mortgage-backed securities are issued by federal government agencies such as Ginnie Mae, or by government sponsored enterprises such as Freddie Mac and Fannie Mae. Principal and interest payments on mortgage-backed securities issued by the federal government and some federal agencies, such as Ginnie Mae, are guaranteed by the federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Private mortgage-backed securities are issued by private corporations rather than government agencies and are subject to credit risk and interest rate risk.
Fannie Mae and Freddie Mac are stockholder-owned companies chartered by Congress. Fannie Mae and Freddie Mac guarantee the securities they issue as to timely payment of principal and interest, but such guarantee is not backed by the full faith and credit of the United States. In September 2008, Fannie Mae and Freddie Mac were placed into conservatorship by their regulator, the Federal Housing Finance Agency. The conservatorship has no specified end date. There can be no assurance as to when or how the conservatorship will be terminated or whether Fannie Mae or Freddie Mac will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. Although the U.S. Government has provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises (“GSEs”) in the future.
The Fund may purchase certain mortgage-backed securities, the underlying investments of which consist of loans issued and/or serviced by an affiliated entity.
MUNICIPAL SECURITIES. The Fund may from time to time invest in municipal bonds, which may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, whereas revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.
The Fund may invest in municipal notes including tax, revenue and bond anticipation notes which are issued to obtain funds for various public purposes. The Fund may invest in municipal asset-backed securities, which are debt obligations, often issued through a trust or other investment vehicles that are backed by municipal debt obligations and accompanied by a liquidity facility. The Fund may invest in municipal securities with the right to resell such securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date. Such a right to resell is commonly referred to as a “put” or “tender option.”
Municipal securities include notes and bonds issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia, the interest on which is generally eligible for exclusion from federal income tax and, in certain instances, applicable state or local income and personal property taxes. Interest from municipal securities received by the Fund will not be eligible from exclusion from federal income tax when distributed to shareholders. Such securities are traded primarily in the OTC market.
From time to time, proposals have been introduced to limit the use, or tax and other advantages, of municipal securities which, if enacted, could adversely affect the Fund’s NAV and investment practices. Such proposals could also adversely affect the secondary market for high yield municipal securities, the financial condition of issuers of these securities and the value of outstanding high yield municipal securities. Reevaluation of the Fund’s investment objective and structure might be necessary in the future due to market conditions which may result from future changes in state or federal law.

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The interest rates payable on certain municipal bonds and municipal notes are not fixed and may fluctuate based upon changes in market rates. Municipal bonds and notes of this type are called “variable rate” obligations. The interest rate payable on a variable rate obligation is adjusted either at pre-designated intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a demand feature) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate obligations should enhance the ability of the Fund to maintain a stable NAV per share and to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation.
Variable rate securities provide for a specific periodic adjustment in the interest rate based on prevailing market rates and generally would allow the Fund to demand payment of the obligation on short notice at par plus accrued interest, which amount may, at times, be more or less than the amount the Fund paid for them.
An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Generally, income from inverse floating rate bonds will decrease when short-term interest rates increase, and will increase when short-term interest rates decrease. Such securities have the effect of providing investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate tax-exempt securities.
Unlike many issues of common and preferred stock and corporate bonds which are traded between brokers acting as agents for their customers on securities exchanges, municipal obligations are customarily purchased from or sold to dealers who are selling or buying for their own account. Most municipal obligations are not required to be registered with or qualified for sale by federal or state securities regulators. Since there are large numbers of municipal obligation issues of many different issuers, most issues do not trade on any single day. On the other hand, most issues are always marketable, since a major dealer will normally, on request, bid for any issue, other than obscure ones. Regional municipal securities dealers are frequently more willing to bid on issues of municipalities in their geographic area.
Although almost all municipal obligations are marketable, the structure of the market introduces its own element of risk; a seller may find, on occasion, that dealers are unwilling to make bids for certain issues that the seller considers reasonable. If the seller is forced to sell, he or she may realize a capital loss that would not have been necessary in different circumstances. Because the NAV of the Fund’s shares reflects the degree of willingness of dealers to bid for municipal obligations, the price of the Fund’s shares may be subject to greater fluctuation than shares of other investment companies with different investment policies.
OPERATIONAL AND TRADING RISK. Systemic failures in the programs and systems employed by the subadviser, brokers and/or counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. The subadviser may not be in a position to verify the risks or reliability of third-party systems. These and other similar disruptions in the subadviser's operations may cause material losses to the Fund.
The subadviser makes extensive use of computer hardware, systems and software and its activities are exposed to risks caused by failures of IT infrastructure and data. Outright failure of the underlying hardware, operating system, software or network, may leave the subadviser unable to trade either generally or in certain of its strategies, and this may expose it to risk should the outage coincide with turbulent market conditions. To ameliorate this risk, backup and disaster recovery plans have been put in place by the subadviser.
OPTIONS ON SECURITIES AND SECURITIES INDICES.
TYPES OF OPTIONS. The Fund may engage in transactions in options on individual securities, baskets of securities or securities indices, or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short term interest rates. Such investments may be made on exchanges and in OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.”

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CALL OPTIONS. The Fund may purchase call options on any of the types of securities or instruments in which it may invest. A call option gives the Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. The Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.
A covered call option is an option in which the Fund owns the underlying security or has an absolute and immediate right to acquire that security, without additional consideration (or for additional consideration held in a segregated account by its custodian), upon conversion or exchange of other securities currently held in its portfolio or with respect to which the Fund holds cash or other relatively liquid assets segregated within the Fund’s account at the custodian or in a separate segregation account at the custodian. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction. A closing purchase transaction cancels out the Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against a decline in the price of the underlying security. Also, with respect to call options written by the Fund that are covered only by segregated portfolio securities, the Fund is exposed to the risk of loss equal to the amount by which the price of the underlying securities rises above the exercise price.
PUT OPTIONS. The Fund may purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, the Fund acquires a right to sell such underlying securities or instruments at the exercise price, thus limiting the Fund’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund also may purchase uncovered put options.
The Fund may write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund. The Fund will receive a premium for writing a put option, which increases the Fund’s return.
REAL ESTATE RELATED SECURITIES. Although the Fund may not invest directly in real estate, the Fund may invest in securities of issuers that are principally engaged in the real estate industry. Therefore, an investment by the Fund is subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and unfavorable changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.
Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to retain its federal income tax status as a RIC because of certain income source requirements applicable to regulated investment companies under the Code.
REFERENCE RATE RISK. The Fund may be exposed to financial instruments that recently transitioned from using LIBOR or continue to use synthetic LIBOR to determine payment obligations, financing terms, hedging strategies or investment value.
The United Kingdom's Financial Conduct Authority (the “FCA”) announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings ceased to be published or are no longer representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be

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published after December 31, 2021. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on SOFR that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.
The FCA will permit the use of synthetic U.S. dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
REPURCHASE AGREEMENTS. The Fund may invest in securities pursuant to repurchase agreements. The Fund will enter into repurchase agreements only with parties meeting creditworthiness standards as set forth in the Fund’s repurchase agreement procedures.
Under such agreements, the other party agrees, upon entering into the contract with the Fund, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser.
In the case of a repurchase agreement, as a purchaser, the Fund will require all repurchase agreements to be fully collateralized at all times by cash or other relatively liquid assets in an amount at least equal to the resale price. The seller is required to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.
The Fund may participate in a joint repurchase agreement account with other investment companies managed by the Manager pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such investment companies and invested in one or more repurchase agreements. The Fund participates in the income earned or accrued in the joint account based on the percentage of its investment.
REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. See “Repurchase Agreements.”
The Fund may enter into dollar rolls. In a dollar roll, the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sale price and the forward price for the future purchase (often referred to as the drop) as well as by the interest earned on the cash proceeds of the initial sale.
Dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities sold by the Fund but which the Fund is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Cash proceeds from dollar rolls may be invested in cash or other liquid assets.

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RUSSIAN FEDERATION INVESTMENT RISK. Investing in the Russian securities market involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities market, and should be considered highly speculative. Risks include: the absence of developed legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in Russia as a result of expropriation; devaluation; certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, the Russian market. There can also be no assurance that the Fund’s investments in the Russian securities market would not be expropriated, nationalized or otherwise confiscated. In the event of the settlement of any such claims or such expropriation, nationalization or other confiscation, the Fund could lose its entire investment. In addition, it may be difficult and more costly to obtain and enforce a judgment in the Russian court system.
Russia is also subject to a high degree of economic, political and social instability. Such instability may result from, among other things, the following: (i) an authoritarian government or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial discord.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products and oil and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Any acts of terrorism or armed conflicts in Russia or internationally could have an adverse effect on the financial and commodities markets and the global economy. As Russia produces and exports large amounts of crude oil and gas, any acts of terrorism, armed conflict or government interventions (such as the imposition of sanctions or other governmental restrictions on trade) causing disruptions of Russian oil and gas exports could negatively impact the Russian economy and, thus, adversely affect the financial condition, results of operations or prospects of related companies.
Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. Actual and threatened responses to such military action may impact the markets for certain Russian commodities and may likely have collateral impacts on markets globally. The extent and duration of the military action, resulting sanctions imposed and other punitive action taken and resulting future market disruptions, including declines in its stock markets, the value of Russian sovereign debt and the value of the ruble against the U.S. dollar, cannot be easily predicted, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and the Fund's investments in Russian securities.
As a result of political and military actions undertaken by Russia, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). These sanctioning bodies, or others, may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, and the threat of additional punitive actions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. Any of these events could negatively impact the Fund’s investment in Russian securities. These sanctions have the possibility of impairing the Fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, these sanctions may require a fund to freeze its existing investments in Russian securities, thereby prohibiting the Fund from buying, selling, receiving or delivering those securities or other financial instruments. It is also possible that any counter measures or retaliatory action by Russia could further impair the value and liquidity of securities issued by Russian companies and may have an impact on the economies of other European countries and globally as well. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
The Russian government may exercise substantial influence over many aspects of the Russian private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Russia, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect

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investments in Russia. In recent years, the Russian government has taken bold steps, including military actions and alleged state sponsored cyberattacks against foreign companies and governments, to reassert its regional geopolitical influence. Such steps may increase tensions between Russia, its neighbors and Western countries, and may negatively affect its economic growth.
SECURITIES LENDING. Unless otherwise noted, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions subject to applicable regulatory requirements and guidance, including the requirements that: (1) the aggregate market value of securities loaned will not at any time exceed 33 1∕3% of the total assets of the Fund; (2) the borrower pledge and maintain with the Fund collateral consisting of cash having at all times a value of not less than 102% (or 105% for foreign securities) of the value of the securities lent; and (3) the loan be made subject to termination by the Fund at any time. Securities Finance Trust Company (“eSecLending”) serves as securities lending agent for the Fund, and in that role administers the Fund’s securities lending program. As compensation for these services, eSecLending receives a portion of any amounts earned by the Fund through lending securities.
On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. In such situations, the Fund may sell the collateral and purchase a replacement investment in the market. There is a risk that the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.
During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on such securities. Voting or consent rights which accompany loaned securities pass to the borrower. However, all loans may be terminated at any time to facilitate the exercise of voting or other consent rights with respect to matters considered to be material. The Fund bears the risk that there may be a delay in the return of the securities which may impair the Fund’s ability to exercise such rights.
SHORT SALES AND SHORT SALES AGAINST-THE-BOX. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities not owned by the Fund exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. As a result, if the Fund makes short sales in securities that increase in value, the Fund will likely underperform similar mutual funds that do not make short sales in securities they do not own. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at a desired price. Although the Fund’s gain is limited to the price at which the Fund sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. There is also a risk that a borrowed security will need to be returned to the broker/dealer on short notice. If the request for the return of a security occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that the Fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.
The Fund has a short position in the securities sold short until it delivers to the broker/dealer the securities sold, at which time the Fund receives the proceeds of the sale. In addition, the Fund is required to pay to the broker/dealer the amount of any dividends or interest paid on shares sold short. The Fund will normally close out a short position by purchasing on the open market and delivering to the broker/dealer an equal amount of the securities sold short.
The Fund may also make short sales against-the-box. A short sale against-the-box is a short sale in which the Fund owns an equal amount of the securities sold short, or securities convertible or exchangeable for, with or without payment of any further consideration, such securities.
SMALLER OR EMERGING GROWTH COMPANIES. Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.
While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. The subadviser believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time.

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Small capitalization and emerging growth securities will often be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in the subadviser's judgment, such disposition is not desirable.
While the process of selection and continuous supervision by the subadviser does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small capitalization and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.
Small companies are generally little known to most individual investors although some may be dominant in their respective industries. The subadviser believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. The Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but Fund management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.
Equity securities of specific small capitalization issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small capitalization issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles. Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the federal government by means of price controls, regulations or litigation.
SOVEREIGN DEBT. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.
STRIPPED SECURITIES. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.
STRUCTURED NOTES / STRUCTURED SECURITIES. The Fund may invest in structured notes and other types of structured securities, including participation notes, structured notes, low exercise price warrants and other related instruments. These securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”).  Issuers of structured securities include corporations and banks. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference instrument. The terms of a structured security may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by the Fund.  Receipt of the reference instrument is also, in certain circumstances, exchanged upon maturity of the security.

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A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Additionally, caps can be placed on the amount of appreciation with regard to the reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. The secondary market for structured securities could be illiquid, making them difficult to sell when the Fund determines to sell them. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately.
In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.
SUPRANATIONAL ENTITIES. The Fund may invest in debt securities of supranational entities. Examples include the World Bank, the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guaranty that stockholders will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.
SWAP AGREEMENTS. The Fund may enter into swap transactions, including, but not limited to, equity, interest rate, index, credit default, total return and, to the extent that it invests in foreign currency-denominated securities, currency exchange rate swap agreements. In addition, the Fund may enter into options on swap agreements (“swap options”). These swap transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap transactions are a type of derivative. Derivatives are further discussed in the sub-sections entitled “Derivatives” and “Risk Factors Involving Derivatives.”
Swap agreements are two party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on or calculated with respect to particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index or other investments or instruments. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund).
If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. Since swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its rights to receive a return on its portfolio securities and its rights and obligations to receive and pay a return pursuant to swaps. The Fund will enter into swaps only with counterparties meeting certain creditworthiness standards (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines approved by the Board).
Certain swaps are required to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, the Fund may not be able to enter into swaps that meet its investment needs. The Fund also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The Fund will assume the risk that the clearinghouse may be unable to perform its obligations. The Fund will be required to maintain its positions with a clearing organization through one or more clearing brokers. The clearing organization will require the Fund to post margin and the broker may require the Fund to post additional margin to secure the Fund’s obligations. The amount of margin required may change from time to

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time. In addition, cleared transactions may be more expensive to maintain than OTC transactions and may require the Fund to deposit larger amounts of margin. The Fund may not be able to recover margin amounts if the broker has financial difficulties. Also, the broker may require the Fund to terminate a derivatives position under certain circumstances. This may cause the Fund to lose money.
TEMPORARY DEFENSIVE STRATEGY AND SHORT-TERM INVESTMENTS. The Fund may temporarily invest without limit in money market instruments, including commercial paper of U.S. corporations, certificates of deposit, bankers' acceptances and other obligations of domestic banks, and obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, as part of a temporary defensive strategy.
The Fund may invest in money market instruments to maintain appropriate liquidity to meet anticipated redemptions. Money market instruments typically have a maturity of one year or less as measured from the date of purchase. The Fund also may temporarily hold cash or invest in money market instruments pending investment of proceeds from new sales of Fund shares or during periods of portfolio restructuring.
TOTAL RETURN SWAP AGREEMENTS. The Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
U.S. GOVERNMENT AND AGENCY SECURITIES. The Fund may invest in adjustable rate and fixed rate U.S. Government securities. U.S. Government securities are instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government guarantees do not extend to the yield or value of the securities or the Fund’s shares. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.
U.S. Treasury securities include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.
Securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of Ginnie Mae, the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.
The Fund may also invest in component parts of U.S. Government securities, namely either the corpus (principal) of such obligations or one or more of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve member bank representing ownership of obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of U.S. Government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of U.S. Government obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. The Fund may also invest in custodial receipts held by a third party that are not U.S. Government securities.
WARRANTS AND RIGHTS. Warrants and rights are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.
WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase or sell securities that the Fund is entitled to receive on a when-issued basis. The Fund may also purchase or sell securities on a delayed-delivery basis or through a forward commitment. When delayed-delivery securities are purchased, the price and interest rate are fixed at the time of purchase. When-issued, delayed-delivery and forward commitment transactions all involve the purchase or sale of securities with

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payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions.
There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund’s purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.
YANKEE OBLIGATIONS. The Fund may invest in U.S. dollar-denominated debt securities of foreign corporations issued in the United States and U.S. dollar-denominated debt securities issued or guaranteed as to payment of principal and interest by governments, quasi-governmental entities, government agencies, and other governmental entities of foreign countries and supranational entities, which securities are also issued in the United States (Yankee obligations). Debt securities of quasi-governmental entities are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government’s full faith and credit and general taxing powers.
ZERO COUPON SECURITIES, PAY-IN-KIND SECURITIES AND DEFERRED PAYMENT SECURITIES. The Fund may invest in zero coupon securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity on the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. To the extent a distribution is paid, there may be uncertainty about the source of the distribution. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. Because these securities do not pay current cash income, their price can be volatile when interest rates fluctuate and an investment in these securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies. If the issuer defaults, the Fund may not obtain any return on its investment. These securities may be subject to less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals. The Fund accrues income with respect to these securities for federal income tax and accounting purposes prior to the receipt of cash payments.
Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain a zero coupon security until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals.
In addition to the above described risks, there are certain other risks related to investing in zero coupon, pay-in-kind and deferred payment securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio. Further, to maintain its qualification for pass-through treatment under the federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of phantom income and the value of the paid-in-kind interest. The required distributions will result in an increase in the Fund’s exposure to such securities.
INVESTMENT RESTRICTIONS
The Fund has adopted the restrictions listed below as fundamental policies. Under the 1940 Act, a fundamental policy is one that cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A “majority of the Fund’s outstanding voting securities,” when used in this SAI, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.

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1. The Fund may not issue senior securities or borrow money or pledge its assets, except as permitted by the 1940 Act, and the rules and regulations promulgated thereunder, as each may be amended from time to time except to the extent that the Fund may be permitted to do so by exemptive order, SEC release, no-action letter or similar relief or interpretations (collectively, the “1940 Act Laws, Interpretations and Exemptions.”) For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactions similar to any of the foregoing, and collateral arrangements with respect thereto, and obligations of the Fund to its Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.
2. The Fund may not buy or sell physical commodities or contracts involving physical commodities. The Fund may purchase and sell (i) derivative, hedging and similar instruments such as financial futures contracts and options thereon, and (ii) securities or instruments backed by, or the return from which is linked to, physical commodities or currencies, such as forward currency exchange contracts, and the Fund may exercise rights relating to such instruments, including the right to enforce security interests and to hold physical commodities and contracts involving physical commodities acquired as a result of the Fund's ownership of instruments supported or secured thereby until they can be liquidated in an orderly manner.
3. The Fund may not buy or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
4. The Fund may make loans, including loans of assets of the Fund, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act Laws, Interpretations and Exemptions. The acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or instruments similar to any of the foregoing is not considered the making of a loan, and is permitted if consistent with the Fund's investment objective.
5. The Fund may not act as an underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in the Fund's investment portfolio).
6. The Fund may not purchase any security if as a result 25% or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, except for temporary defensive purposes, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.
In addition to the foregoing, the Fund’s investment objective is a fundamental policy of the Fund.
With respect to Investment Restriction 1 above, the 1940 Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (A fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain an “asset coverage” of at least 300% of the amount of its borrowings, provided that in the event that the Fund’s asset coverage falls below 300%, the Fund is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund’s net investment income in any given period. Investment Restriction 1 will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act and the rules thereunder. Certain trading practices and investments, such as derivatives transactions, may be treated as senior securities under the 1940 Act. Rule 18f-4 under the 1940 Act provides an exemption from certain limitations on the issuance of senior securities for transactions in derivatives instruments where the Fund complies with the requirements of the rule. Practices and investments that may involve leverage but are not considered to be borrowings or senior securities are not subject to the policy. In addition, Investment Restriction 1 will be interpreted not to prevent investments in derivatives or any collateral arrangements associated therewith, or collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, the posting of initial or variation margin or the Fund's deferred compensation arrangements with the Directors.

35

Investment Restriction 2 prohibits the Fund from buying or selling physical commodities (such as oil or grains) or contracts involving physical commodities.  The Fund may purchase and sell derivative, hedging and similar instruments such as financial futures contracts and options thereon (such as futures or options on market indexes, currencies, interest rates or some other benchmark, and swap agreements) and securities or instruments backed by, or the return from which is linked to, physical commodities or currencies, such as forward currency exchange contracts.  In addition, the Fund may exercise rights relating to such instruments, including the right to enforce security interests and to hold physical commodities and contracts involving physical commodities acquired as a result of the Fund’s ownership of instruments supported or secured thereby until they can be liquidated in an orderly manner.
Investment Restriction 3 prohibits the Fund from buying or selling real estate.  The Fund may invest in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages and mortgage participations) that are secured by real estate or interests therein, or REIT securities.  The Fund may exercise rights relating to real estate securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
For purposes of Investment Restriction 4, the Fund may currently lend up to 33 1∕3% of the value of its total assets.
With respect to Investment Restriction 4, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) Investment Restriction 4 permits the Fund to lend its portfolio securities. While lending securities may be a source of income to the Fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected. Investment Restriction 4 also permits the fund to make loans of money, including loans of money to other PGIM Funds pursuant to an SEC order for exemptive relief.  Investment Restriction 4 will be interpreted not to prevent a Fund from purchasing or investing in debt obligations and loans.
Investment Restriction 5 prohibits the Fund from acting as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.  A fund engaging in transactions involving disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. The Fund may purchase restricted securities without limit (except to the extent that restricted securities are subject to the limitation on investment in illiquid investments).
With respect to Investment Restriction 6 relating to concentration, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal business activities in the same industry constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The policy in Investment Restriction 6 will be interpreted to refer to concentration as that term may be interpreted from time to time. Investment without limit in securities of the U.S. Government and its agencies or instrumentalities and in municipal obligations is permitted by the restriction.  Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. In addition, although the Fund does not concentrate its investments in a particular industry, it may, for temporary defensive purposes, do so. If this occurs, the Fund would, on a temporary basis, be subject to risks that may be unique or pronounced relating to a particular industry. These risks could include greater sensitivity to inflationary pressures or supply and demand for a particular product or service.
Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund's assets, it is intended that, if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total asset values will not be considered a violation of such policy.
The Fund’s fundamental investment restrictions will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a restriction provides that an investment practice may be conducted as permitted by the 1940 Act, the restriction will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

PGIM Global Total Return Fund 36

Non-Fundamental Investment Policies
The Fund's non-fundamental investment policies are as follows:
The Fund may not invest in other registered open-end management investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act. The foregoing investment policy does not restrict the Fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets, or (ii) purchasing the securities of registered investment companies, to the extent otherwise permissible under Section 12(d)(1) of the 1940 Act, or Rule 12d1-4 or 1940 Act Laws, Interpretations and Exemptions.
The Fund may not purchase or otherwise acquire any security if immediately after the acquisition the value of illiquid investments held by the Fund would exceed 15% of the Fund’s net assets except as permitted by 1940 Act Laws, Interpretations and Exemptions. The Fund monitors the portion of the Fund’s net assets that is invested in illiquid investments on an ongoing basis, not only at the time of investment in such securities.
Diversification
The Fund is currently classified as a “diversified” fund under the 1940 Act. In general, this means that the Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to non-diversified without shareholder approval.
INFORMATION ABOUT BOARD MEMBERS AND OFFICERS
Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.
Independent Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Ellen S. Alberding 1958 Board Member Portfolios Overseen: 100
Chief Executive Officer and President, The Joyce
Foundation (charitable foundation) (since
2002); formerly Vice Chair, City Colleges of
Chicago (community college system)
(2011-2015); formerly Trustee, National Park
Foundation (charitable foundation for national
park system) (2009-2018); formerly Trustee,
Economic Club of Chicago (2009-2016);
Trustee, Loyola University (since 2018).
		None.	Since September 2013
Kevin J. Bannon 1952 Board Member Portfolios Overseen: 101
Retired; formerly Managing Director (April
2008-May 2015) and Chief Investment Officer
(October 2008-November 2013) of Highmount
Capital LLC (registered investment adviser);
formerly Executive Vice President and Chief
Investment Officer (April 1993-August 2007) of
Bank of New York Company; formerly President
(May 2003-May 2007) of BNY Hamilton Family
of Mutual Funds.
		Director of Urstadt Biddle Properties (equity real estate investment trust) (September 2008-August 2023).	Since July 2008
Linda W. Bynoe 1952 Board Member Portfolios Overseen: 98
President and Chief Executive Officer (since
March 1995) and formerly Chief Operating
Officer (December 1989-February 1995) of
Telemat Limited LLC (formerly Telemat Ltd)
(management consulting); formerly Vice
President (January 1985-June 1989) at Morgan
Stanley & Co. (broker-dealer).

Trustee of Equity Residential (residential real
estate) (since December 2009); Director of
Northern Trust Corporation (financial services)
(since April 2006); formerly Director of Anixter
International, Inc. (communication products
distributor) (January 2006-June 2020).
Since March 2005

37

Independent Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Barry H. Evans 1960 Board Member Portfolios Overseen: 101
Retired; formerly President (2005-2016), Global
Chief Operating Officer (2014-2016), Chief
Investment Officer - Global Head of Fixed
Income (1998-2014), and various portfolio
manager roles (1986-2006), Manulife Asset
Management (asset management).

Formerly Director, Manulife Trust Company
(2011-2018); formerly Director, Manulife Asset
Management Limited (2015-2017); formerly
Chairman of the Board of Directors of Manulife
Asset Management U.S. (2005-2016); formerly
Chairman of the Board, Declaration Investment
Management and Research (2008-2016).
Since September 2017
Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 101
Retired; formerly Member (November
2014-September 2022) of the Governing Council
of the Independent Directors Council (IDC)
(organization of independent mutual fund
directors); formerly Executive Committee of the
IDC Board of Governors (October
2019-December 2021); formerly President and
Chief Executive Officer (2005-2012), Senior Vice
President (2004-2005), Senior Vice President of
Sales and Marketing (1997-2004), and various
executive management positions (1990-1997),
John Hancock Funds, LLC (asset management);
formerly Chairman, Investment Company
Institute’s Sales Force Marketing Committee
(2003-2008).
		None.	Since September 2013
Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 98
A. Barton Hepburn Professor Emerita of
Economics in the Faculty of Business, Columbia
Business School (since 2018); Visiting Fellow at
the Hoover Institution, Stanford University
(since 2015); Sole Member, ReidCourt LLC
(since 2008) (a consulting firm); formerly
Visiting Professor of Law, Stanford Law School
(2015-2021); formerly A. Barton Hepburn
Professor of Economics in the Faculty of
Business, Columbia Business School
(1996-2017); formerly Managing Director,
Global Head of Alternative Investment
Strategies, Deutsche Bank (2006-2008).

Independent Director, Andela (since January
2022) (global talent network); Independent
Director, Roku (since December 2020)
(communication services); formerly Independent
Director, Synnex Corporation (2019-2021)
(information technology); formerly Independent
Director, Kabbage, Inc. (2018-2020) (financial
services); formerly Independent Director,
Corporate Capital Trust (2017-2018) (a
business development company).
Since September 2017
Brian K. Reid 1961 Board Member Portfolios Overseen: 101
Retired; formerly Chief Economist for the
Investment Company Institute (ICI)
(2005-2017); formerly Senior Economist and
Director of Industry and Financial Analysis at
the ICI (1998-2004); formerly Senior Economist,
Industry and Financial Analysis at the ICI
(1996-1998); formerly Staff Economist at the
Federal Reserve Board (1989-1996); formerly
Director, ICI Mutual Insurance Company
(2012-2017).
		None.	Since March 2018
Grace C. Torres 1959 Board Member Portfolios Overseen: 101
Retired; formerly Treasurer and Principal
Financial and Accounting Officer of the PGIM
Funds, Target Funds, Advanced Series Trust,
Prudential Variable Contract Accounts and The
Prudential Series Fund (1998-June 2014);
Assistant Treasurer (March 1999-June 2014)
and Senior Vice President (September
1999-June 2014) of PGIM Investments LLC;
Assistant Treasurer (May 2003-June 2014) and
Vice President (June 2005-June 2014) of AST
Investment Services, Inc.; Senior Vice President
and Assistant Treasurer (May 2003-June 2014)
of Prudential Annuities Advisory Services, Inc.
		Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank; formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank.	Since November 2014

PGIM Global Total Return Fund 38

Interested Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 101
President, Chief Executive Officer, Chief
Operating Officer and Officer in Charge of PGIM
Investments LLC (formerly known as Prudential
Investments LLC) (since January 2012);
President and Principal Executive Officer
(“PEO”) (since December 2023) of the PGIM
Credit Income Fund; President and PEO (since
September 2022) of the PGIM Private Credit
Fund; President and PEO (since March 2022) of
the PGIM Private Real Estate Fund, Inc.;
formerly Executive Vice President of Jennison
Associates LLC and Head of Retail Distribution
of PGIM Investments LLC (June 2005-December
2011); Investment Company Institute - Board of
Governors (since May 2012).
		None.	Since January 2012
Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 101
Executive Vice President (since May 2009) of
PGIM Investments LLC; Vice President (since
June 2012) of Prudential Investment
Management Services LLC; Executive Vice
President (since September 2009) of AST
Investment Services, Inc.; Senior Vice President
of Product Development and Marketing, PGIM
Investments (since February 2006); Vice
President (since December 2023) of the PGIM
Credit Income Fund; Vice President (since
September 2022) of the PGIM Private Credit
Fund; Vice President (since March 2022) of the
PGIM Private Real Estate Fund, Inc.; formerly
Vice President of Product Development and
Product Management, PGIM Investments LLC
(2003-2006).
		None.	Since March 2010

Fund Officers (a)
Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo 1974 Chief Legal Officer
Chief Legal Officer (since December 2023) of the PGIM Credit Income Fund; Chief Legal Officer (since
September 2022) of the PGIM Private Credit Fund; Chief Legal Officer (since July 2022) of the PGIM Private
Real Estate Fund, Inc.; Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC
(since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief
Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January
2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice
President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin
Brown & Wood LLP (1999-2004).
Since December 2005
Andrew Donohue 1972 Chief Compliance Officer
Chief Compliance Officer (since May 2023) of the PGIM Funds, Target Funds, PGIM ETF Trust, PGIM Global High
Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., PGIM Short Duration High Yield Opportunities Fund,
Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Private Credit Fund,
PGIM Private Real Estate Fund, Inc.; Chief Compliance Officer of AST Investment Services, Inc. (since October
2022); Vice President, Chief Compliance Officer of PGIM Investments LLC (since September 2022); Chief
Compliance Officer (since December 2023) of the PGIM Credit Income Fund; formerly various senior compliance roles within Principal Global Investors, LLC., global asset management for Principal Financial (2011-2022), most recently as Global Chief Compliance Officer (2016-2022).
Since May 2023
Andrew R. French 1962 Secretary
Vice President (since December 2018) of PGIM Investments LLC; Secretary (since December 2023) of the PGIM
Credit Income Fund; Secretary (since September 2022) of the PGIM Private Credit Fund; Secretary (since March
2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President and Corporate Counsel (2010-2018)
of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant
Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January
2007) of Prudential Mutual Fund Services LLC.
Since October 2006

39

Fund Officers(a)
Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Melissa Gonzalez 1980 Assistant Secretary
Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant
Secretary (since August 2020) of PGIM Investments LLC; Assistant Secretary (since December 2023) of the
PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund;
Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director and
Corporate Counsel (March 2014-September 2018) of Prudential.
Since March 2020
Patrick E. McGuinness 1986 Assistant Secretary
Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate
Counsel (since February 2017) of Prudential; Assistant Secretary (since December 2023) of the PGIM Credit
Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary
(since March 2022) of the PGIM Private Real Estate Fund, Inc.
Since June 2020
Debra Rubano 1975 Assistant Secretary
Vice President and Corporate Counsel (since November 2020) of Prudential; Assistant Secretary (since
December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM
Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc; formerly
Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary
of numerous funds in the Allianz fund complex (2015-2020).
Since December 2020
George Hoyt 1965 Assistant Secretary
Vice President and Corporate Counsel of Prudential (since September 2023); formerly Associate General
Counsel of Franklin Templeton and Secretary and Chief Legal Officer of certain funds in the Franklin Templeton complex (2020- 2023) and Managing Director (2016-2020) and Associate General Counsel for Legg Mason,
Inc. and its predecessors (2004-2020).
Since December 2023
Devan Goolsby 1991 Assistant Secretary
Vice President and Corporate Counsel of Prudential (since May 2023); formerly Associate at Eversheds
Sutherland (US) LLP (2021-2023); Compliance Officer at Bloomberg LP (2019-2021); and an Examiner at the
Financial Industry Regulatory Authority (2015-2019)
Since December 2023
Kelly A. Coyne 1968 Assistant Secretary
Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010); Assistant Secretary
(since December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the
PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.
Since March 2015
Christian J. Kelly 1975 Chief Financial Officer
Vice President, Global Head of Fund Administration of PGIM Investments LLC (since November 2018); Chief
Financial Officer (since March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced
Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Chief Financial Officer (since
December 2023) of the PGIM Credit Income Fund; Chief Financial Officer of PGIM Private Credit Fund (since
September 2022); Chief Financial Officer of PGIM Private Real Estate Fund, Inc. (since July 2022); formerly
Treasurer and Principal Financial Officer (January 2019- March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar
Fund; formerly Treasurer and Principal Financial Officer (March 2022 – July 2022) of the PGIM Private Real
Estate Fund, Inc.; formerly Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer
and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting,
Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche
LLP (1998-2007).
Since January 2019
Russ Shupak 1973 Treasurer and Principal Accounting Officer
Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting
Officer of PGIM Investments mutual funds, closed end funds and ETFs (since March 2023); Treasurer and
Principal Accounting Officer (since December 2023) of the PGIM Credit Income Fund; Treasurer and Principal
Accounting Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer (since
September 2022) of the PGIM Private Credit Fund; formerly Assistant Treasurer (March 2022 – July 2022) of the
PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of Advanced Series Trust Portfolios, Prudential Series
Funds and Prudential Gibraltar Fund (since October 2019); formerly Director (2013-2017) within PGIM
Investments Fund Administration.
Since October 2019
Lana Lomuti 1967 Assistant Treasurer
Vice President (since 2007) within PGIM Investments Fund Administration; formerly Assistant Treasurer
(December 2007-February 2014) of The Greater China Fund, Inc.; formerly Director (2005-2007) within PGIM
Investments Fund Administration.
Since April 2014
Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) within PGIM Investments Fund Administration; formerly Director (2007-2017) within PGIM Investments Fund Administration.	Since October 2019
Elyse M. McLaughlin 1974 Assistant Treasurer
Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting
Officer of the Advanced Series Trust, the Prudential Series Fund and the Prudential Gibraltar Fund (since
March 2023); Assistant Treasurer (since December 2023) of the PGIM Credit Income Fund; Treasurer and
Principal Accounting Officer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer
(since March 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of PGIM Investments
mutual funds, closed end funds and ETFs (since October 2019); formerly Director (2011-2017) within PGIM
Investments Fund Administration.
Since October 2019

PGIM Global Total Return Fund 40

Fund Officers(a)
Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Robert W. McCormack 1973 Assistant Treasurer
Vice President (since 2019) within PGIM Investments Fund Administration; Assistant Treasurer (since March
2023) of PGIM Investments mutual funds, closed end funds, ETFs, Advanced Series Trust Portfolios, Prudential
Series Funds and Prudential Gibraltar Fund; Assistant Treasurer (since December 2023) of the PGIM Credit
Income Fund; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer
(since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director (2016-2019) within PGIM
Investments Fund Administration; formerly Vice President within Goldman, Sachs & Co. Investment
Management Controllers (2008-2016), Assistant Treasurer of Goldman Sachs Family of Funds (2015-2016).
Since March 2023
Kelly Florio 1978 Anti-Money Laundering Compliance Officer
Vice President, Corporate Compliance, Global Compliance Programs and Compliance Risk Management (since
December 2021) of Prudential; formerly Head of Fraud Risk Management (October 2019-December 2021) at
New York Life Insurance Company; formerly Head of Key Risk Area Operations (November 2018-October 2019),
Director of the US Anti-Money Laundering Compliance Unit (2009-2018) and Bank Loss Prevention Associate
(2006-2009) at MetLife.
Since June 2022
(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.
Explanatory Notes to Tables:
◾
Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
◾
Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
◾
There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.
◾
“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.
◾
“Portfolios Overseen” includes such applicable investment companies managed by PGIM Investments LLC and overseen by the Board Member. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Mutual Funds, Target Funds, PGIM ETF Trust, PGIM Private Real Estate Fund, Inc., PGIM Private Credit Fund, PGIM Credit Income Fund, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential's Gibraltar Fund, Inc. and the Advanced Series Trust.
◾
As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.
COMPENSATION OF BOARD MEMBERS AND OFFICERS. Pursuant to a management agreement with the Company on behalf of the Fund, the Manager pays all compensation of Fund Officers and employees as well as the fees and expenses of all Interested Board Members.
The Fund pays each Independent Board Member annual compensation in addition to certain out-of-pocket expenses. Independent Board Members who serve on Board Committees may receive additional compensation. The amount of annual compensation paid to each Independent Board Member may change as a result of the introduction of additional funds on whose Boards the Board Member may be asked to serve.
Independent Board Members may defer receipt of their fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues deferred Board Members' fees daily which, in turn, accrue interest at a rate equivalent to the prevailing rate of 90-day U.S. Treasury Bills at the beginning of each calendar quarter or at the daily rate of return of any mutual fund managed by PGIM Investments chosen by the Board Member. Payment of the interest so accrued is also deferred and becomes payable at the option of the Board Member. The obligation to make payments of deferred Board Members' fees, together with interest thereon, is a general obligation of the Fund. The Fund does not have a retirement or pension plan for Board Members.
The following table sets forth the aggregate compensation paid by the Fund for the most recently completed fiscal year to the Independent Board Members for service on the Board, and the Board of any other investment company in the Fund Complex for the most recently completed calendar year. Board Members and officers who are “interested persons” of the Fund (as defined in the 1940 Act) do not receive compensation from PGIM Investments-managed funds and therefore are not shown in the following table.
Name	Aggregate Fiscal Year Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex for Most Recent Calendar Year
Compensation Received by Independent Board Members
Ellen S. Alberding***	$5,807	None	None	$334,000* (33/100)**
Kevin J. Bannon	$6,083	None	None	$314,000* (33/100)**
Linda W. Bynoe	$5,947	None	None	$334,000* (30/97)**
Barry Evans***	$7,043	None	None	$372,000* (32/99)**

41

Compensation Received by Independent Board Members
Keith F. Hartstein	$7,913	None	None	$410,000* (33/100)**
Laurie Simon Hodrick***	$6,240	None	None	$314,000* (29/96)**
Brian Reid	$7,050	None	None	$372,000* (32/99)**
Grace C. Torres	$7,023	None	None	$372,000* (32/99)**
Explanatory Notes to Board Member Compensation Tables
* Compensation relates to portfolios that were in existence for any period during 2022.
** Number of funds and portfolios represent those in existence as of December 31, 2022, and excludes funds that have merged or liquidated during the year. Additionally, the number of funds and portfolios includes those which are approved as of December 31, 2022, however, may commence operations after that date. No compensation is paid out from such funds/portfolios.
*** Under the deferred fee agreement for the PGIM Investments-managed funds, certain Board Members have elected to defer all or part of their total compensation. The amount of compensation deferred during the calendar year ended December 31, 2022, amounted to $316,600, $353,170, and $302,650 for Ms. Alberding, Mr. Evans, and Ms. Hodrick, respectively. Under the deferred fee arrangement, these amounts are deposited into a trust held for the benefit of participating Board Members and are not continuing obligations of the Fund.
BOARD COMMITTEES. The Board has established four standing committees in connection with Fund governance—Audit, Nominating and Governance, Investment, and Compliance. Information on the membership of each standing committee and its functions is set forth below.
Audit Committee: The Board has determined that each member of the Audit Committee is not an “interested person” as defined in the 1940 Act. The responsibilities of the Audit Committee are to assist the Board in overseeing the Fund's independent registered public accounting firm, accounting policies and procedures and other areas relating to the Fund's auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the independent registered public accounting firm directly to the Fund. The Audit Committee is also responsible for pre-approving permitted services to be provided by the independent registered public accounting firm to (1) the Manager and (2) any entity in a control relationship with the Manager that provides ongoing services to the Fund, provided that the engagement of the independent registered public accounting firm relates directly to the operation and financial reporting of the Fund. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent registered public accounting firm's responsibility to plan and carry out an audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). The number of Audit Committee meetings held during the Fund's most recently completed fiscal year is set forth in the table below.
The membership of the Audit Committee is set forth below:
Grace Torres (Chair)
Barry Evans
Keith Hartstein (ex-officio)
Laurie Simon Hodrick
Brian Reid
Nominating and Governance Committee: The Nominating and Governance Committee of the Board is responsible for nominating Board Members and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act. The number of Nominating and Governance Committee meetings held during the Fund's most recently completed fiscal year is set forth in the table below. The Nominating and Governance Committee Charter is available on the Fund's website.
The membership of the Nominating and Governance Committee is set forth below:
Kevin Bannon (Chair)
Ellen Alberding
Linda Bynoe
Keith Hartstein (ex-officio)
Investment Committees: The Board of each fund in the PGIM retail mutual funds and exchange-traded funds complex has formed joint committees to review the performance of each fund in the Fund Complex. The Gibraltar Investment Committee reviews the performance of each fund that is subadvised by Jennison Associates LLC, PGIM Quantitative Solutions LLC, PGIM DC Solutions LLC, and PGIM Wadhwani LLP. The Dryden Investment Committee reviews the performance of each fund that is subadvised by PGIM Fixed Income, PGIM Real Estate (each of which is a business unit of PGIM, Inc.), PGIM Limited and PGIM Real Estate (UK) Limited. In addition, the Dryden Investment Committee reviews the performance of the closed-end funds. Each committee meets at least four times per year and reports the results of its review to the full Board of each fund at each regularly scheduled Board meeting. Every Independent Board Member sits on one of the two committees.

PGIM Global Total Return Fund 42

The number of Gibraltar Investment Committee or Dryden Investment Committee meetings, as applicable, held during the Fund's most recently completed fiscal year is set forth in the table below.
The membership of the Gibraltar Investment Committee and the Dryden Investment Committee is set forth below:

Gibraltar Investment Committee
Laurie Simon Hodrick (Chair)
Ellen Alberding
Linda Bynoe
Keith Hartstein (ex-officio)
Grace Torres
Dryden Investment Committee
Barry Evans (Chair)
Kevin Bannon
Keith Hartstein (ex-officio)
Brian Reid
Compliance Committee. The Compliance Committee serves as the liaison between the Board and the Fund's Chief Compliance Officer (“CCO”). In its role as liaison, the Compliance Committee assists the Board in overseeing compliance matters and administration. The Compliance Committee's responsibilities include, among other matters, considering any material compliance matter reported by the CCO between meetings of the Board and receiving reports on any investigations into matters within the Committee's scope of responsibilities.
The number of Compliance Committee meetings held during the Fund's most recently completed fiscal year is set forth in the table below.
The membership of the Compliance Committee is set forth below:
Brian Reid (Chair)
Barry Evans
Keith Hartstein (ex-officio)
Grace Torres
Board Committee Meetings (for most recently completed fiscal year)
Audit Committee	Nominating & Governance Committee	Dryden and Gibraltar Investment Committees	Compliance Committee
4	4	4	4
LEADERSHIP STRUCTURE AND QUALIFICATIONS OF BOARD MEMBERS. The Board is responsible for oversight of the Fund. The Fund has engaged the Manager to manage the Fund on a day-to-day basis. The Board oversees the Manager and certain other principal service providers in the operations of the Fund. The Board is currently composed of ten members, eight of whom are Independent Board Members. The Board meets in-person at regularly scheduled meetings four times throughout the year. In addition, the Board Members may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the Board has established four standing committees—Audit, Nominating and Governance, Investment and Compliance—and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Board Members have also engaged independent legal counsel to assist them in fulfilling their responsibilities.
The Board is chaired by an Independent Board Member. As Chair, this Independent Board Member leads the Board in its activities. Also, the Chair acts as a member or as an ex-officio member of each standing committee and any ad hoc committee of the Board. The Board Members have determined that the Board's leadership and committee structure is appropriate because the Board believes it sets the proper tone to the relationships between the Fund, on the one hand, and the Manager, the subadviser(s) and certain other principal service providers, on the other, and facilitates the exercise of the Board's independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees.
The Board has concluded that, based on each Board Member's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members, each Board Member should serve as a Board Member. Among other attributes common to all Board Members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Fund, and to exercise reasonable business judgment in the performance of their duties as Board Members. In addition, the Board has taken into account the actual service and commitment of the Board Members during their tenure in concluding that each should continue to serve. A Board Member's ability to perform his or her duties effectively

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may have been attained through a Board Member's educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board Member of the Fund, other funds in the Fund Complex, public companies, or non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board Member that led the Board to conclude that he or she should serve as a Board Member.
Ellen S. Alberding. Ms. Alberding joined the Board of the Fund and other funds in the Fund Complex in 2013. Ms. Alberding has over 30 years of experience in the non-profit sector, including over 20 years as the president of a charitable foundation, where she oversees multiple investment managers. Ms. Alberding also served as a Trustee of the Aon Funds from 2000 to 2003.
Kevin J. Bannon. Mr. Bannon joined the Board of the Fund and other funds in the Fund Complex in 2008. Mr. Bannon has held senior executive positions in the financial services industry, including serving as a senior executive of asset management firms, for over 25 years.
Linda W. Bynoe. Ms. Bynoe has been a Board Member of the Fund and other funds in the Fund Complex since 2005, having served on the boards of other mutual fund complexes since 1993. She has worked in the financial services industry over 20 years, has over 30 years of experience as a management consultant and serves as a Director of financial services and other complex global corporations.
Barry H. Evans. Mr. Evans joined the Board of the Fund and other funds in the Fund Complex in 2017. Mr. Evans has held senior executive positions and various portfolio manager roles in an asset management firm for 30 years.
Keith F. Hartstein. Mr. Hartstein joined the Board of the Fund and other funds in the Fund Complex in 2013. Mr. Hartstein has worked in the asset management industry for 30 years and served as a senior executive in an asset management firm.
Laurie Simon Hodrick. Ms. Hodrick joined the Board of the Fund and other funds in the Fund Complex in 2017. Ms. Hodrick brings more than 30 years of experience as a finance academic, practitioner, and consultant.
Brian K. Reid. Mr. Reid joined the Board of the Fund and the other funds in the Fund Complex in 2018.  Mr. Reid has more than 30 years of experience in economics and related fields, including serving as Chief Economist for the Investment Company Institute (“ICI”) for 13 years.
Grace C. Torres. Ms. Torres joined the Board of the Fund and other funds in the Fund Complex in 2014. Ms. Torres formerly served as Treasurer and Principal Financial and Accounting Officer for the Fund and other funds in the Fund Complex for 16 years and held senior positions with the Manager from 1999 to 2014. In addition, Ms. Torres is a certified public accountant (“CPA”).
Stuart S. Parker. Mr. Parker, who has served as an Interested Board Member and President of the Fund and the other funds in the Fund Complex since 2012, is President, Chief Operating Officer and Officer-in-Charge of PGIM Investments and several of its affiliates that provide services to the Fund and has held senior positions in PGIM Investments since 2005.
Scott E. Benjamin. Mr. Benjamin, an Interested Board Member of the Fund and other funds in the Fund Complex since 2010, has served as a Vice President of the Fund and other funds in the Fund Complex since 2009 and has held senior positions in PGIM Investments since 2003.
Specific details about each Board Member's professional experience appear in the professional biography tables, above.
Risk Oversight. Investing in general and the operation of a mutual fund involve a variety of risks, such as investment risk, illiquidity risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Fund. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Manager, subadvisers, the Fund's Chief Compliance Officer, the Fund's independent registered public accounting firm, counsel, and internal auditors of the Manager or its affiliates, as appropriate, regarding risks faced by the Fund and the risk management programs of the Manager and certain service providers. The actual day-to-day risk management with respect to the Fund resides with the Manager and other service providers to the Fund. Although the risk management policies of the Manager and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Fund can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Fund or the Manager, its affiliates or other service providers.

PGIM Global Total Return Fund 44

Selection of Board Member Nominees. The Nominating and Governance Committee is responsible for considering nominees for Board Members at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board Members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.
A shareholder who wishes to recommend a board member for nomination should submit his or her recommendation in writing to the Chair of the Board or the Chair of the Nominating and Governance Committee, in either case in care of the specified Fund(s), at 655 Broad Street, 6th Floor, Newark, New Jersey 07102-4410. At a minimum, the recommendation should include: the name, address and business, educational and/or other pertinent background of the person being recommended; a statement concerning whether the person is an “interested person” as defined in the 1940 Act; any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held. The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.
Shareholders should note that a person who owns securities issued by Prudential (the parent company of the Fund's Manager) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential or its subsidiaries, with registered broker-dealers, or with the Fund's outside legal counsel may cause a person to be deemed an “interested person.” Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board Members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.
Share Ownership. Information relating to each Board Member's Fund share ownership and in all registered funds in the PGIM Investments-advised funds that are overseen by the respective Board Member as of the most recently completed calendar year is set forth in the chart below.
Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Board Member in Fund Complex*
Board Member Share Ownership: Independent Board Members
Ellen S. Alberding	None	Over $100,000
Kevin J. Bannon	None	Over $100,000
Linda W. Bynoe	None	Over $100,000
Barry H. Evans	None	Over $100,000
Keith F. Hartstein	None	Over $100,000
Laurie Simon Hodrick	None	Over $100,000
Brian K. Reid	None	Over $100,000
Grace C. Torres	None	Over $100,000
Board Member Share Ownership: Interested Board Members
Stuart S. Parker	None	Over $100,000
Scott E. Benjamin	None	Over $100,000
None of the Independent Board Members, or any member of his/her immediate family, owned beneficially or of record any securities in an investment adviser or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund as of the most recently completed calendar year.

45

Shareholder Communications with Board Members. Shareholders can communicate directly with Board Members by writing to the Chair of the Board, c/o the Fund, 655 Broad Street, 6th Floor, Newark, New Jersey 07102-4410. Shareholders can communicate directly with an individual Board Member by writing to that Board Member, c/o the Fund, 655 Broad Street, 6th Floor, Newark, New Jersey 07102-4410. Such communications to the Board or individual Board Members are not screened before being delivered to the addressee.
MANAGEMENT & ADVISORY ARRANGEMENTS
MANAGER. The Manager’s address is 655 Broad Street, Newark, New Jersey 07102-4410. The Manager serves as manager to all of the other investment companies that, together with the Fund, comprise the PGIM Funds. See the Prospectus for more information about PGIM Investments LLC (“PGIM Investments”). As of October 31, 2023, the Manager served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $272.3 billion.
The Manager is a wholly-owned subsidiary of PIFM Holdco, LLC, which is a wholly-owned subsidiary of PGIM Holding Company LLC, which is a wholly-owned subsidiary of Prudential. PMFS, an affiliate of PGIM Investments, serves as the transfer agent and dividend distribution agent for the PGIM Funds and, in addition, provides customer service, record keeping and management and administrative services to qualified plans.
Pursuant to a management agreement between the Company, on behalf of the Fund, and PGIM Investments  (the “Management Agreement”), PGIM Investments, subject to the supervision of the Board and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Fund. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Fund. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. PGIM Investments will review the performance of the subadviser(s) and make recommendations to the Board with respect to the retention of subadvisers and the renewal of contracts. The Manager also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund's custodian (the “Custodian”) and PMFS. The management services of PGIM Investments to the Fund are not exclusive under the terms of the Management Agreement and PGIM Investments is free to, and does, render management services to others.
PGIM Investments may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Fund. Fee waivers and subsidies will increase the Fund's total return. These voluntary waivers may be terminated at any time without notice. To the extent that PGIM Investments agrees to waive its fee or subsidize the Fund's expenses, it may enter into a relationship agreement with the subadviser to share the economic impact of the fee waiver or expense subsidy.
In connection with its management of the corporate affairs of the Fund, PGIM Investments bears the following expenses:
◾
the salaries and expenses of all of its and the Fund's personnel except the fees and expenses of Independent Board Members;
◾
all expenses incurred by the Manager or the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund as described below; and
◾
the fees, costs and expenses payable to any subadviser pursuant to a subadvisory agreement between PGIM Investments and such subadviser.
Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses:
◾
the fees and expenses incurred by the Fund in connection with the management of the investment and reinvestment of the Fund's assets payable to the Manager;
◾
the fees and expenses of Independent Board Members;
◾
the fees and certain expenses of the Custodian and transfer and dividend disbursing agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares;
◾
the charges and expenses of the Fund's legal counsel and independent auditors and of legal counsel to the Independent Board Members;
◾
brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with securities (and futures, if applicable) transactions;
◾
all taxes and corporate fees payable by the Fund to governmental agencies;
◾
the fees of any trade associations of which the Fund may be a member;
◾
the cost of share certificates representing, and/or non-negotiable share deposit receipts evidencing, shares of the Fund;
◾
the cost of fidelity, directors and officers and errors and omissions insurance;

PGIM Global Total Return Fund 46

◾
the fees and expenses involved in registering and maintaining registration of the Fund and of Fund shares with the SEC and paying notice filing fees under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes; allocable communications expenses with respect to investor services and all expenses of shareholders' and Board meetings and of preparing, printing and mailing reports and notices to shareholders; and
◾
litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and distribution and service (12b-1) fees.
The Management Agreement provides that PGIM Investments will not be liable for any error of judgment by PGIM Investments or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence or reckless disregard of duties. The Management Agreement provides that it will terminate automatically if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either PGIM Investments or the Fund by the Board or vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) upon not more than 60 days', nor less than 30 days', written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.
Fees payable under the Management Agreement are computed daily and paid monthly. The applicable fee rate and the management fees received by PGIM Investments from the Fund for the indicated fiscal years are set forth below.
Management Fee Rates

0.50% on average daily net assets up to $2 billion;
0.485% of average daily net assets over $2 billion.
Management Fees Received by PGIM Investments from the Fund
	2023	2022	2021
Gross Fee	$14,846,846	$23,226,221	$27,579,023
Amount Waived/ Reimbursed by PGIM Investments*	$(481,055)	$(548,910)	$(749,139)
Net Fee	$14,365,791	$22,677,311	$26,829,884
Note: For the fiscal years shown above, PGIM Investments contractually agreed to waive fees and/or reimburse certain expenses. The “gross fee” shown above is the fee amount that PGIM Investments earned from the Fund without reflecting the impact of the contractual fee waiver/reimbursement arrangement. The “net fee” reflects the impact of the contractual fee waiver/reimbursement agreement, and is the actual fee amount paid by the Fund, if any, to PGIM Investments.
*PGIM Investments has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), PGIM Investments will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.
SUBADVISORY ARRANGEMENTS. The Manager has entered into a subadvisory agreement (“Subadvisory Agreement”) with the Fund's subadviser. The Subadvisory Agreement provides that the subadviser will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadviser is obligated to keep certain books and records of the Fund. Under the Subadvisory Agreement, the subadviser, subject to the supervision of PGIM Investments, is responsible for managing the assets of the Fund in accordance with the Fund's investment objectives, investment program and policies. The subadviser determines what securities and other instruments are purchased and sold for the Fund and is responsible for obtaining and evaluating financial data relevant to the Fund. PGIM Investments continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises the subadviser's performance of such services.
As discussed in the Prospectus, PGIM Investments employs the subadviser under a “manager of managers” structure that allows PGIM Investments to replace the subadviser or amend a Subadvisory Agreement without seeking shareholder approval. The Subadvisory Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PGIM Investments, or the subadviser upon not more than 60 days’ nor less than 30 days’ written notice. The Subadvisory Agreement provides that it will continue in effect for a period of not more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. Any new subadvisory agreement or amendment to the Fund’s Management Agreement or Subadvisory Agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by the Fund will be submitted to the Fund’s shareholders for their approval. PGIM Investments does not currently intend to retain unaffiliated subadvisers.

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The applicable fee rate and the subadvisory fees paid by PGIM Investments for the indicated fiscal years are set forth below. Subadvisory fees are based on the average daily net assets of the Fund, calculated and paid on a monthly basis, at the fee rate as set forth in the Subadvisory Agreement. Subadvisory fees are paid by PGIM Investments out of the management fee that it receives from the Fund.
Subadvisory Fee Rates:
0.275% on average daily net assets up to $2 billion;
0.235% on average daily net assets over $2 billion.
Subadvisory Fees Paid by PGIM Investments: PGIM Global Total Return Fund*
	2023	2022	2021
PGIM Fixed Income**	$7,848,472	$11,908,581	$14,017,670
*The Manager has entered into contractual waiver agreement with the Subadviser whereby the fees received by the Subadviser may be waived to the extent that the Fund invests in a PGIM ETF subadvised by the Subadviser.
**PGIM Fixed Income, is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Fund.
PGIM Limited, an indirect wholly-owned subsidiary of PGIM, serves as a sub-subadviser to the Fund pursuant to a sub-subadvisory agreement with the subadviser. PGIM Limited provides investment advisory services with respect to securities in certain foreign markets. The fee for PGIM Limited’s services is paid by the subadivser, not the Fund or the Manager.
THE FUND’S PORTFOLIO MANAGERS: INFORMATION ABOUT OTHER ACCOUNTS MANAGED
The table below identifies the number and total assets of other registered investment companies and other types of investment accounts managed by each portfolio manager. For each category, the number of investment accounts and total assets in the investment accounts whose fees are based on performance, if any, is indicated in italics typeface. Information shown below is as of the Fund’s most recently completed fiscal year, unless noted otherwise.
Other Funds and Investment Accounts Managed by the Portfolio Managers
Subadviser	Portfolio Managers	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/ Total Assets	Other Accounts/ Total Assets
PGIM Fixed Income*,**	Robert Tipp, CFA	48/$80,255,471,821	25/$35,460,335,752	112/$54,283,626,435 8/$2,973,381,613
	Matthew Angelucci, CFA	54/$91,607,587,332	27/$27,252,965,327 5/$1,804,755,127	148/$73,142,248,999 11/$7,618,735,271
	Brett Bailey, CFA	41/$4,150,808,743	27/$2,527,440,125 5/$1,804,755,127	148/$33,157,998,051 11/$7,159,952,155
	Gregory Peters	53/$92,844,632,507	26/$35,791,949,142 1/$57,471,172	141/$67,161,699,296 8/$2,973,381,613
*Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).
**PGIM Fixed Income, is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Fund.
THE FUND’S PORTFOLIO MANAGERS: PERSONAL INVESTMENTS AND FINANCIAL INTERESTS
The table below identifies the dollar value (in ranges) of investments beneficially held by, and financial interests awarded to, each portfolio manager, if any, in the Fund and in other investment accounts managed by, or which have an individual portion or sleeve managed by, each portfolio manager that utilize investment strategies, objectives and policies similar to the Fund. Information shown below is as of the Fund’s most recently completed fiscal year, unless noted otherwise.
Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies*
PGIM Fixed Income**	Robert Tipp, CFA	$500,001-1,000,000
	Matthew Angelucci, CFA	None
	Brett Bailey, CFA	None

PGIM Global Total Return Fund 48

Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies*
	Gregory Peters	$10,001 - $50,000
*“Investments and Other Financial Interests in the Fund and Similar Strategies” include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other financial interests” are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. “Other Investment Accounts” in similar strategies include other registered investment companies, insurance company separate accounts, and collective and commingled trusts. The dollar range of each Portfolio Manager’s direct investment in the Fund is as follows: Robert Tipp, CFA: $500,001-1,000,000; Matthew Angelucci, CFA: None; Brett Bailey, CFA: None; Gregory Peters, $10,001-$50,000.
**PGIM Fixed Income, is a business unit of PGIM, Inc. PGIM Limited, an indirect wholly-owned subsidiary of PGIM, Inc., serves as a sub-subadviser to the Fund.
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS—COMPENSATION AND CONFLICTS OF INTEREST. Set forth below is an explanation of the structure of, and methods used to determine, portfolio manager compensation. Also set forth below is an explanation of any material conflicts of interest that may arise between a portfolio manager's management of the Fund's investments and investments in other accounts.
PGIM, Inc. (“PGIM”)
COMPENSATION. The base salary of an investment professional in the PGIM Fixed Income unit of PGIM, Inc. is primarily based on market data relative to similar positions as well as the past performance, years of experience and scope of responsibility of the individual. PGIM Fixed Income is allocated an overall incentive pool based on the investment and financial performance of the business. Incentive compensation for investment professionals, including the annual cash bonus, the long-term equity grant and grants under PGIM Fixed Income’s long-term incentive plans, is primarily based on such person’s contribution to PGIM Fixed Income’s goal of providing investment performance to clients consistent with portfolio objectives, guidelines, risk parameters, and its compliance risk management and other policies, as well as market-based data such as compensation trends and levels of overall compensation for similar positions in the asset management industry. In addition, an investment professional’s qualitative contributions to the organization and its commercial success are considered in determining incentive compensation. Incentive compensation is not solely based on the performance of, or value of assets in, any single account or group of client accounts.
The PGIM Fixed Income unit within PGIM Limited (“PGIM Fixed Income (U.K.)”) has adopted a remuneration policy in relation to activities conducted through the entities authorized and regulated by the FCA in the United Kingdom. The remuneration policy is intended to be compliant with the United Kingdom’s Investment Firms Prudential Regime (“IFPR”) and governs the remuneration of PGIM Fixed Income (U.K.) staff and “material risk takers” of PGIM Fixed Income (U.K.) including those that are based outside the United Kingdom.
An investment professional’s annual cash bonus is paid from an annual incentive pool. The pool is developed as a percentage of PGIM Fixed Income’s operating income and the percentage used to calculate the pool may be refined by factors such as:
◾
business initiatives;
◾
the number of investment professionals receiving a bonus and related peer group compensation;
◾
financial metrics of the business relative to those of appropriate peer groups; and
◾
investment performance of portfolios: relative to appropriate peer groups; and/or as measured against relevant investment indices.
Long-term compensation consists of Prudential Financial, Inc. restricted stock and grants under the long-term incentive plan and targeted long-term incentive plan. The long-term incentive plan is intended to align compensation with investment performance. The targeted long-term incentive plan is intended to align the interests of certain of PGIM Fixed Income’s investment professionals with the performance of the particular alternative investment strategies or commingled investment vehicles they manage. Grants under the long-term incentive plan and targeted long-term incentive plan are participation interests in notional accounts with a beginning value of a specified dollar amount. For the long-term incentive plan, the value attributed to these notional accounts increases or decreases over a defined period of time based on the performance of investment composites representing a number of PGIM Fixed Income’s investment strategies. With respect to targeted long-term incentive awards, the value attributed to the notional accounts increases or decreases over a defined period of time based (as applicable) on the performance of either a composite of particular alternative investment strategies or a commingled investment vehicle. An investment composite is an aggregation of accounts with similar investment strategies. The head of PGIM Fixed Income also receives performance shares which represent the right to receive shares of Prudential Financial, Inc. common stock conditioned upon, and subject to, the achievement of specified financial performance goals by Prudential Financial, Inc. Each of the restricted stock, grants under the long-term incentive plans, and performance shares is subject to vesting requirements.

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CONFLICTS OF INTEREST. Like other investment advisers, PGIM Fixed Income is subject to various conflicts of interest in the ordinary course of its business. PGIM Fixed Income strives to identify potential risks, including conflicts of interest, that are inherent in its business, and PGIM Fixed Income conducts annual conflict of interest reviews. However, it is not possible to identify every potential conflict that can arise. When actual or potential conflicts of interest are identified, PGIM Fixed Income seeks to address such conflicts through one or more of the following methods:
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elimination of the conflict;
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disclosure of the conflict; or
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management of the conflict through the adoption of appropriate policies, procedures or other mitigants.
PGIM Fixed Income follows the policies of Prudential Financial, Inc. on business ethics, personal securities trading, and information barriers. PGIM Fixed Income has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. PGIM Fixed Income cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict arises or could potentially arise.
Side-by-Side Management of Accounts and Related Conflicts of Interest. PGIM Fixed Income’s side-by-side management of multiple accounts can create conflicts of interest. Examples are detailed below, followed by a discussion of how PGIM Fixed Income addresses these conflicts.
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Performance Fees - PGIM Fixed Income manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management creates an incentive for PGIM Fixed Income and its investment professionals to favor one account over another. Specifically, PGIM Fixed Income or its affiliates have an incentive to favor accounts for which PGIM Fixed Income or an affiliate receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.
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Affiliated accounts - PGIM Fixed Income manages accounts on behalf of its affiliates as well as unaffiliated accounts. PGIM Fixed Income has an incentive to favor accounts of affiliates over others. Additionally, at times, PGIM Fixed Income’s affiliates provide initial funding or otherwise invest in vehicles managed by it, for example by providing “seed capital” for a fund or account. Managing “seeded” accounts alongside “non-seeded” accounts creates an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, PGIM Fixed Income’s affiliated investment advisers from time to time allocate their asset allocation clients’ assets to PGIM Fixed Income. PGIM Fixed Income has an incentive to favor accounts used by its affiliates for their asset allocation clients to receive more assets from its affiliates.
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Larger accounts/higher fee strategies - larger accounts and clients typically generate more revenue than do smaller accounts or clients and certain of PGIM Fixed Income’s strategies have higher fees than others. As a result, a portfolio manager could have an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for PGIM Fixed Income (or which it believes would generate more revenue in the future).
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Long only and long/short accounts - PGIM Fixed Income manages accounts that only allow it to hold securities long as well as accounts that permit short selling. As a result, there are times when PGIM Fixed Income sells a security short in some client accounts while holding the same security long in other client accounts. These short sales could reduce the value of the securities held in the long only accounts. Conversely, purchases for long only accounts could have a negative impact on the short positions in long/short accounts. Consequently, PGIM Fixed Income has conflicts of interest in determining the timing and direction of investments.
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Securities of the same kind or class - PGIM Fixed Income sometimes buys or sells, or direct or recommend that a client buy or sell, securities of the same kind or class that are purchased or sold for another client at prices that may be different. Although such pricing differences could appear as preferences for one client over another, PGIM Fixed Income’s trade execution in each case is driven by its consideration of a variety of factors consistent with its duty to seek best execution. There are times when PGIM Fixed Income executes trades in securities of the same kind or class in one direction for an account and in the opposite direction for another account, or it determines not to trade securities in one or more accounts while trading for others. While such trades (or a decision not to trade) could appear inconsistent in how PGIM Fixed Income views or treats a security for one client versus another, they generally result from differences in investment strategy, portfolio composition or client direction.
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Investment at different levels of an issuer’s capital structure— There are times when PGIM Fixed Income invests client assets in the same issuer, but at different levels in the issuer’s capital structure. This could occur, for instance, when a client holds private securities or loans of an issuer and other clients hold publicly traded securities of the same issuer. In addition, there are times when PGIM Fixed Income invests client assets in a class or tranche of securities of a securitized finance vehicle (such as a collateralized loan obligation, asset-backed security or mortgage-backed security) and also, at the same or different time, invests the assets of another client (including affiliated clients) in a different class or tranche of securities of the same vehicle. These different securities can have different voting rights, dividend or repayment priorities, rights in bankruptcy or other features that conflict with one another. For some of these securities (particularly private securitized product investments for which clients own all or a significant portion of the outstanding securities or obligations), PGIM Fixed Income has had, input regarding the characteristics and the relative rights and priorities of the various classes or tranches.
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When PGIM Fixed Income invests client assets in different levels of an issuer’s capital structure, it is permitted to take actions with respect to the assets held by one client (including affiliated clients) that are potentially adverse to other clients, for example, by foreclosing on loans or by putting an issuer into default. In negotiating the terms and conditions of any such investments, or any

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subsequent amendments or waivers, PGIM Fixed Income could find that the interests of a client and the interests of one or more other clients (including affiliated clients) could conflict. In these situations, decisions over proxy voting, corporate reorganizations, how to exit an investment, bankruptcy matters (including, for example, whether to trigger an event of default or the terms of any workout) or other actions or inactions can result in conflicts of interest. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities encounters financial problems, decisions over the terms of any workout will raise conflicts of interest (including potential conflicts over proposed waivers and amendments to debt covenants). For example, a senior bond holder or lender might prefer a liquidation of the issuer in which it could be paid in full, whereas an equity or junior bond holder might prefer a reorganization that holds the potential to create value for the equity holders or junior bond holders. There will be times where PGIM Fixed Income refrains from taking certain actions (including participating in workouts and restructurings) or making investments on behalf of certain clients or where PGIM Fixed Income determine to sell investments for certain clients, in each case in order to mitigate conflicts of interest or legal, regulatory or other risks to PGIM Fixed Income This could potentially disadvantage the clients on whose behalf the actions are not taken, investments are not made, or investments are sold. Conversely, in other cases, PGIM Fixed Income will not refrain from taking such actions or making investments on behalf of some clients (including affiliated clients), which could potentially disadvantage other clients. Any of the foregoing (or similar) conflicts of interest will be resolved or managed on a case-by-case basis (including, where determined to be required, by escalating matters to, and seeking direction and guidance from, senior management). Any such resolution will take into consideration the interests of the relevant clients, the circumstances giving rise to the conflict and applicable laws.
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Financial interests of investment professionals - PGIM Fixed Income investment professionals from time to time invest in certain investment vehicles that it manages, including exchanged-traded funds (“ETFs”), mutual funds and (through a retirement plan) collective investment trusts. Also, certain of these investment vehicles are options under the 401(k) and deferred compensation plans offered by Prudential Financial, Inc. In addition, the value of grants under PGIM Fixed Income’s long-term incentive plan and targeted long-term incentive plan is affected by the performance of certain client accounts. As a result, PGIM Fixed Income investment professionals have financial interests in accounts managed by PGIM Fixed Income and/or that are related to the performance of certain client accounts.
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Non-discretionary/limited discretion accounts - PGIM Fixed Income provides non-discretionary and limited discretion investment advice to some clients and manages others on a fully discretionary basis. Trades in non-discretionary accounts or accounts where discretion is limited could occur before, in concert with, or after PGIM Fixed Income executes similar trades in its discretionary accounts. The non-discretionary/limited discretion clients may be disadvantaged if PGIM Fixed Income delivers investment advice to them after it initiates trading for the discretionary clients, or vice versa. Furthermore, a non-discretionary/limited discretion client may not be able to participate in trades if there is a delay in receiving such client’s consent. In some cases, when such a client requests additional information prior to giving its consent, PGIM Fixed Income is prohibited from sharing information because, for example, the information is non-public.
How PGIM Fixed Income Addresses These Conflicts of Interest. PGIM Fixed Income has developed policies and procedures reasonably designed to address the conflicts of interest with respect to its different types of side-by-side management described above.
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Each quarter, the head of PGIM Fixed Income holds a series of meetings with the senior portfolio manager and team responsible for the management of each of PGIM Fixed Income’s investment strategies. At each of these quarterly investment strategy review meetings, the head of PGIM Fixed Income and the strategy’s portfolio management team review and discuss the investment performance and performance attribution for client accounts managed in the strategy. These meetings generally are also attended by one or both of the co-chief investment officers, the head of quantitative analysis and risk management or his designee and a member of the compliance group, among others.
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In keeping with PGIM Fixed Income’s fiduciary obligations, its policy with respect to trade aggregation and allocation is to treat all of its client accounts fairly and equitably over time. PGIM Fixed Income’s trade management oversight committee, which generally meets quarterly, is responsible for providing oversight with respect to trade aggregation and allocation. Its compliance group periodically reviews a sampling of new issue allocations and related documentation to confirm compliance with the trade aggregation and allocation policy. In addition, the compliance and investment risk management groups review forensic reports regarding new issue and secondary trade activity on a quarterly basis. This forensic analysis includes such data as the: number of new issues allocated in the strategy; size of new issue allocations to each portfolio in the strategy; profitability of new issue transactions; portfolio turnover; and metrics related to large and block trade activity. The results of these analyses are reviewed and discussed at PGIM Fixed Income’s trade management oversight committee meetings. The procedures above are designed to detect patterns and anomalies in PGIM Fixed Income’s side-by-side management and trading so that it may assess and improve its processes.
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PGIM Fixed Income has procedures that specifically address its side-by-side management of certain long/short and long only portfolios. These procedures address potential conflicts that could arise from differing positions between long/short and long only portfolios. In addition, lending opportunities with respect to securities for which the market is demanding a slight premium rate over normal market rates are allocated to long only accounts prior to allocating the opportunities to long/short accounts.
Conflicts Related to PGIM Fixed Income’s Affiliations. As a business unit of PGIM, Inc., an indirect wholly-owned subsidiary of Prudential Financial, Inc., PGIM Fixed Income is part of a diversified, global financial services organization. PGIM Fixed Income is affiliated with many types of U.S. and non-U.S. financial service providers, including insurance companies, broker-dealers, commodity trading advisors, commodity pool operators and other investment advisers. Some of its employees are officers of and/or provide services to some of these affiliates.

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Conflicts Related to Investment of Client Assets in Affiliated Funds. PGIM Fixed Income invests client assets in funds that it manages or subadvises for one or more affiliates. PGIM Fixed Income also invests cash collateral from securities lending transactions in some of these funds. These investments benefit PGIM Fixed Income and/or its affiliate through increasing assets under management and/or fees.
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Conflicts Related to Referral Fees to Affiliates. From time to time, PGIM Fixed Income has arrangements where PGIM Fixed Income compensates affiliated parties for client referrals. PGIM Fixed Income also has arrangements with an affiliated entity which provide for payments to an affiliate if certain investments by others are made in certain of PGIM Fixed Income’s products or if PGIM Fixed Income establishes certain other advisory relationships. These investments benefit both PGIM Fixed Income and its affiliates through increasing assets under management and fees.
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Conflicts Related to Co-investment by Affiliates. PGIM Fixed Income affiliates provide initial funding to or otherwise invest in certain vehicles it manages. When certain of its affiliates provide “seed capital” or other capital for a fund, they generally do so with the intention of redeeming all or part of their interest at a future point in time or when they deem that sufficient additional capital has been invested in that fund.
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The timing of a redemption by an affiliate could benefit the affiliate. For example, the fund may be more liquid at the time of the affiliate’s redemption than it is at times when other investors may wish to withdraw all or part of their interests.
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In addition, a consequence of any withdrawal of a significant amount, including by an affiliate, is that investors remaining in the fund will bear a proportionately higher share of fund expenses following the redemption.
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PGIM Fixed Income could also face a conflict if the interests of an affiliated investor in a fund it manages diverge from those of the fund or other investors. For example, PGIM Fixed Income affiliates, from time to time, hedge some or all of the risks associated with their investments in certain funds PGIM Fixed Income manages. PGIM Fixed Income may provide assistance in connection with this hedging activity.
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Insurance Affiliate General Accounts. Because of the substantial size of the general accounts of PGIM Fixed Income’s affiliated insurance companies (the “Insurance Affiliates”), trading by these general accounts, including PGIM Fixed Income’s trades on behalf of the accounts, may affect the market prices or limit the availability of the securities or instruments transacted. Although PGIM Fixed Income does not expect that the general accounts of affiliated insurers will execute transactions that will move a market frequently, and generally only in response to unusual market or issuer events, the execution of these transactions could have an adverse effect on transactions for or positions held by other clients.
PGIM Fixed Income believes that the conflicts related to its affiliations described above are mitigated by its allocation policies and procedures, its supervisory review of accounts and its procedures with respect to side-by-side management, including of long only and long/short accounts.
Conflicts Related to Financial Interests and the Financial Interests of Affiliates.
Prudential Financial, the general accounts of the Insurance Affiliates, PGIM Fixed Income and other affiliates of PGIM at times have financial interests in, or relationships with, companies whose securities or related instruments PGIM Fixed Income holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to PGIM Fixed Income or to the Prudential enterprise. At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by PGIM Fixed Income on behalf of PGIM Fixed Income’s client accounts. For example:
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PGIM Fixed Income invests in the securities of one or more clients for the accounts of other clients.
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PGIM Fixed Income’s affiliates sell various products and/or services to certain companies whose securities PGIM Fixed Income purchases and sells for PGIM Fixed Income clients.
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PGIM Fixed Income invests in the debt securities of companies whose equity is held by its affiliates.
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PGIM Fixed Income’s affiliates hold public and private debt and equity securities of a large number of issuers. PGIM Fixed Income invests in some of the same issuers for other client accounts. For example:
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Affiliated accounts have held and can in the future hold the senior debt of an issuer whose subordinated debt is held by PGIM Fixed Income’s clients or hold secured debt of an issuer whose public unsecured debt is held in client accounts. See “Investment at different levels of an issuer’s capital structure” above for additional information regarding conflicts of interest resulting from investment at different levels of an issuer’s capital structure.
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To the extent permitted by applicable law, PGIM Fixed Income can also invest client assets in offerings of securities the proceeds of which are used to repay debt obligations held in affiliated accounts or other client accounts. PGIM Fixed Income’s interest in having the debt repaid creates a conflict of interest. PGIM Fixed Income has adopted a refinancing policy to address this conflict.
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Certain of PGIM Fixed Income’s affiliates’ directors or officers are directors or officers of issuers in which PGIM Fixed Income invests from time to time. These issuers could also be service providers to PGIM Fixed Income or its affiliates.
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In addition, PGIM Fixed Income can invest client assets in securities backed by commercial mortgage loans that were originated or are serviced by an affiliate.
In general, conflicts related to the financial interests described above are addressed by the fact that PGIM Fixed Income makes investment decisions for each client independently considering the best economic interests of such client, under the circumstances.

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Conflicts Arising Out of Legal and Regulatory Restrictions.
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At times, PGIM Fixed Income is restricted by law, regulation, executive order, contract or other constraints as to how much, if any, of a particular security it can purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes these restrictions apply as a result of its relationship with Prudential Financial and other affiliates. For example, PGIM Fixed Income does not purchase securities issued by Prudential Financial or other affiliates for client accounts.
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In certain instances, PGIM Fixed Income’s ability to buy or sell or transact for one or more client accounts will be constrained as a result of its voluntary or involuntary receipt of material, non-public information, various insider trading laws and related legal requirements. For example, PGIM Fixed Income would generally be unable to invest in, divest securities of or share investment analyses regarding companies for which it possesses material, non-public information, and such inability (which could last for an uncertain period of time until the information is no longer deemed material or non-public) can result in it being unable to buy, sell or transact for one or more client accounts or to take other actions that would otherwise be to the benefit of one or more clients.
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PGIM Fixed Income faces conflicts of interest in determining whether to accept material, non-public information. For example, PGIM Fixed Income has sought with respect to the management of investments in certain loans for clients, to retain the ability to purchase and sell other securities in the borrower’s capital structure by remaining “public” on the loan. In such cases, PGIM Fixed Income will seek to avoid receiving material, non-public information about the borrowers to which an account can or expects to lend or has lent (through assignments, participations or otherwise), which could place an account at an information disadvantage relative to other accounts and lenders. Conversely, PGIM Fixed Income has chosen to receive material, non-public information about certain borrowers for its clients that invest in bank loans, which has restricted its ability to trade in other securities of the borrowers for its clients that invest in corporate bonds.
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PGIM Fixed Income’s holdings of a security on behalf of its clients are required, under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting or ownership thresholds. These aggregated holdings are centrally tracked and PGIM Fixed Income or Prudential Financial can choose to restrict purchases, sell existing positions, or otherwise restrict, forgo, or limit the exercise of rights to avoid crossing such thresholds because of the potential consequences to PGIM Fixed Income or Prudential Financial if such thresholds are exceeded.
Conflicts Related to Investment Consultants. Many of PGIM Fixed Income’s clients and prospective clients retain investment consultants (including discretionary investment managers and OCIO providers) to advise them on the selection and review of investment managers (including with respect to the selection of investment funds). PGIM Fixed Income has dealings with these investment consultants in their roles as discretionary managers or non-discretionary advisers to their clients. PGIM Fixed Income also has independent business relationships with investment consultants.
PGIM Fixed Income provides investment consultants with information about accounts that it manages for the consultant’s clients (and similarly, PGIM Fixed Income provides information about funds in which such clients are invested), in each case pursuant to authorization from the clients. PGIM Fixed Income also provides information regarding its investment strategies to investment consultants, who use that information in connection with searches that they conduct for their clients. PGIM Fixed Income often responds to requests for proposals in connection with those searches.
Other interactions PGIM Fixed Income has with investment consultants include the following:
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it provides advisory services to the proprietary accounts of investment consultants and/or their affiliates, and advisory services to funds offered by investment consultants and/or their affiliates;
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it invites investment consultants to events or other entertainment hosted by PGIM Fixed Income;
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it purchases software applications, market data, access to databases, technology services and other products or services from certain investment consultants; and
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it sometimes pays for the opportunity to participate in conferences organized by investment consultants.
PGIM Fixed Income will provide clients with information about its relationship with the client’s investment consultant upon request. In general, PGIM Fixed Income relies on the investment consultant to make the appropriate disclosure to its clients of any conflict that the investment consultant believes to exist due to its business relationships with PGIM Fixed Income.
A client’s relationship with an investment consultant could result in restrictions in the eligible securities or trading counterparties for the client’s account. For example, accounts of certain clients (including clients that are subject to ERISA) can be restricted from investing in securities issued by the client’s consultant or its affiliates and from trading with, or participating in transactions involving, counterparties that are affiliated with the investment consultant. In some cases, these restrictions could have a material impact on account performance.
Conflicts Related to Service Providers. PGIM Fixed Income retains third party advisors and other service providers to provide various services for PGIM Fixed Income as well as for funds that PGIM Fixed Income manages or subadvises. Some service providers provide services to PGIM Fixed Income or one of PGIM Fixed Income’s funds while also providing services to other PGIM units, other PGIM-advised funds, or affiliates of PGIM, and negotiate rates in the context of the overall relationship. PGIM Fixed Income can benefit

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from negotiated fee rates offered to its funds and vice versa. There is no assurance, however, that PGIM Fixed Income will be able to obtain or maintain advantageous fee rates from a given service provider negotiated by its affiliates based on their relationship with the service provider, or that PGIM Fixed Income will know of such negotiated fee rates.
Conflicts Related to Valuation and Fees.
When client accounts hold illiquid or difficult to value investments, PGIM Fixed Income faces a conflict of interest when making recommendations regarding the value of such investments since its fees are generally based on the value of assets under management. PGIM Fixed Income could be viewed as having an incentive to value investments at higher valuations. PGIM Fixed Income believes that its valuation policies and procedures mitigate this conflict effectively and enable it to value client assets fairly and in a manner that is consistent with the client’s best interests. In addition, unless otherwise instructed by clients , fees are calculated from custodian and/or administrator pricing and not our internal valuations.
Conflicts Related to Securities Lending and Reverse Repurchase Fees.
When PGIM Fixed Income manages a client account and also serves as securities lending agent and/or engages in reverse repurchase transactions for the account, PGIM Fixed Income is compensated for its securities lending and reverse repurchase services by receiving a portion of the proceeds generated from the securities lending and reverse repurchase activities of the account. PGIM Fixed Income could, therefore, be considered to have an incentive to invest in securities that would generate higher securities lending and reverse repurchase returns, even if these investments were not otherwise in the best interest of the client account. In addition, if PGIM Fixed Income is acting as securities lending agent and providing reverse repurchase services, PGIM Fixed Income may be incented to select the less costly alternative to increase its revenues.
Conflicts Related to Long-Term Compensation. As a result of the long-term incentive plan and targeted long-term incentive plan, PGIM Fixed Income’s portfolio managers from time to time have financial interests related to the investment performance of some, but not all, of the accounts they manage. For example, the performance of some client accounts is not reflected in the calculation of changes in the value of participation interests under PGIM Fixed Income’s long-term incentive plan. This may be because the composite representing the strategy in which the account is managed is not one of the composites included in the calculation or because the account is excluded from a specified composite due to guideline restrictions or other factors. In addition, the performance of only a small number of its investment strategies is covered under PGIM Fixed Income’s targeted long-term incentive plan. Further, for certain PGIM Fixed Income investment professionals, participation interests in the targeted long-term incentive plan constitute a significant percentage of their total long-term compensation. To address potential conflicts related to these financial interests, PGIM Fixed Income has procedures, including trade allocation and supervisory review procedures, designed to confirm that each of its client accounts is managed in a manner that is consistent with PGIM Fixed Income’s fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. For example, the head of PGIM Fixed Income reviews performance among similarly managed accounts on a quarterly basis during a series of meetings with the senior portfolio manager and team responsible for the management of each investment strategy. These quarterly investment strategy review meetings generally are also attended by one or both of our co-chief investment officers, the head of quantitative analysis and risk management or his designee and a member of the compliance group, among others.
Conflicts Related to the Offer and Sale of Securities. Certain of PGIM Fixed Income’s employees offer and sell securities of, and interests in, commingled funds that it manages or subadvises. Employees offer and sell securities in connection with their roles as registered representatives of an affiliated broker-dealer, officers of an affiliated trust company, agents of the Insurance Affiliates, approved persons of an affiliated investment adviser or other roles related to such commingled funds. There is an incentive for PGIM Fixed Income’s employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to it. In addition, such sales could result in increased compensation to the employee.
Conflicts Related to Employee/Investment Professional Trading. Personal trading by PGIM Fixed Income employees creates a conflict when they are trading the same securities or types of securities as PGIM Fixed Income trades on behalf of its clients. This conflict is mitigated by PGIM Fixed Income’s personal trading standards and procedures.
Conflicts Related to Outside Business Activity. From time to time, certain of PGIM Fixed Income employees or officers engage in outside business activity, including outside directorships. Any outside business activity is subject to prior approval pursuant to PGIM Fixed Income’s personal conflicts of interest and outside business activities policy. Actual and potential conflicts of interest are analyzed during such approval process. PGIM Fixed Income could be restricted in trading the securities of certain issuers in client portfolios in the unlikely event that an employee or officer, as a result of outside business activity, obtains material, non-public information regarding an issuer.

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OTHER SERVICE PROVIDERS
CUSTODIAN. The Bank of New York Mellon (“BNY”), 240 Greenwich Street, New York, New York 10286, serves as Custodian for the Fund’s portfolio securities and cash, and in that capacity, maintains certain financial accounting books and records pursuant to an agreement with the Fund. Subcustodians provide custodial services for any non-U.S. assets held outside the United States.
SECURITIES LENDING ACTIVITIES. Securities Finance Trust Company (“eSecLending”) serves as securities lending agent for the Fund and in that role administers the Fund’s securities lending program pursuant to the terms of a securities lending agency agreement entered into between the Company on behalf of the Fund and eSecLending.
As securities lending agent, eSecLending is responsible for marketing to approved borrowers available securities from the Fund’s portfolio. As administered by eSecLending, available securities from the Fund’s portfolio are furnished to borrowers either through security-by-security loans effected by eSecLending as lending agent on behalf of the Fund or through an auction process managed and conducted by eSecLending through which a winning bidder (as selected and approved by PGIM Investments on behalf of the Fund) is given the exclusive right to borrow the securities subject to the auction for an agreed-upon period of time.
eSecLending is responsible for the administration and management of the Fund’s securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Fund’s custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral is delivered by the borrower(s), and arranging for the investment of cash collateral received from borrowers.
eSecLending receives as compensation for its services a portion of the amount earned by the Fund for lending securities.
The table below sets forth, for the Fund’s most recently completed fiscal year, the Fund’s gross income received from securities lending activities, the fees and/or other compensation paid by the Fund for securities lending activities, and the net income earned by the Fund for securities lending activities. The table below also discloses any other fees or payments incurred by the Fund resulting from lending securities.
Securities Lending Activities:
Gross Income from securities lending activities	$3,226,339
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(27,257)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral investment vehicle)	$(49,414)
Administrative fees not included in revenue split	$—
Indemnification fee not included in revenue split	$—
Rebate (paid to borrower)	$(2,905,800)
Other fees not included in revenue split (specify)	$—
Aggregate fees/compensation for securities lending activities	$(2,982,471)
Net Income from securities lending activities	$243,868
TRANSFER AGENT. PMFS, 655 Broad Street, Newark, New Jersey 07102, serves as the transfer and dividend disbursing agent of the Fund. PMFS is an affiliate of the Manager. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, PMFS receives compensation from the Fund and is reimbursed for its transfer agent expenses which include an annual fee and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs.
BNY Mellon Asset Servicing (US) Inc. (“BNYAS”), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-transfer agent to the Fund. PMFS has contracted with BNYAS to provide certain administrative functions to PMFS. PMFS will compensate BNYAS for such services.
For the most recently completed fiscal year, the Fund incurred the following amount of fees for services provided by PMFS:
Fees Paid to PMFS
Fund Name	Amount
PGIM Global Total Return Fund	$183,196

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, New York 10017-6204 serves as the independent registered public accounting firm for the Fund.
DISTRIBUTION OF FUND SHARES
DISTRIBUTOR. Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), 655 Broad Street, Newark, New Jersey 07102-4410, acts as the distributor of all of the shares of the Fund. The Distributor is a subsidiary of Prudential.
The Distributor incurs the expenses of distributing each of the Fund's share classes pursuant to separate Distribution and Service (12b-1) Plans or Distribution Plans, as applicable, for each share class (collectively, “the Plans”) adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act and a distribution agreement (the “Distribution Agreement”). PIMS also incurs the expenses of distributing any share class offered by the Fund which is not subject to a Distribution and Service (12b-1) Plan, and none of the expenses incurred by PIMS in distributing such share classes are reimbursed or paid for by the Fund.
The expenses incurred under the Plans include commissions and account servicing fees paid to, or on account of, brokers or financial institutions which have entered into agreements with the Distributor, as applicable, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares, including sales promotion expenses.
Under the Plans, the Fund is obligated to pay distribution and/or service fees to the Distributor, as applicable, as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor’s expenses exceed its distribution and service (12b-1) fees, the Fund will not be obligated to pay any additional expenses. If the Distributor’s expenses are less than such distribution and service (12b-1) fees, then it will retain its full fees and realize a profit.
The distribution and/or service fees may also be used by the Distributor to compensate on a continuing basis brokers in consideration for the distribution, marketing, administrative and other services and activities provided by brokers with respect to the promotion of the sale of Fund shares and the maintenance of related shareholder accounts.
Distribution expenses attributable to the sale of each share class are allocated to each such class based upon the ratio of sales of each such class to the combined sales of all classes of the Fund, other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class or another fund.
Each Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board, including a majority vote of the Board Members who are not interested persons of the Fund and who have no direct or indirect financial interest in any of the Plans or in any agreement related to the Plans (the “Rule 12b-1 Board Members”), cast in person at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Board Members or by the vote of the holders of a majority of the outstanding shares of the applicable class of the Fund. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board in the manner described above. The Fund will not be contractually obligated to pay expenses incurred under any Plan if it is terminated or not continued.
Pursuant to each Plan, the Board will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Rule 12b-1 Board Members shall be committed to the Rule 12b-1 Board Members.
Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under federal securities laws. In addition to distribution and service (12b-1) fees paid by the Fund under the Plans, the Manager (or one of its affiliates) may make payments out of its own resources to dealers and other persons which distribute shares of the Fund. Such payments may be calculated by reference to the NAV of shares sold by such persons or otherwise.
CLASS A SALES CHARGE AND DISTRIBUTION EXPENSE INFORMATION. Under the Class A Plan, the Fund may pay the Distributor for its distribution-related activities with respect to Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares. The Class A Plan provides that (1) 0.25% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (2) total distribution fees (including the service fee of 0.25%) may not exceed 0.25% of the average daily net assets of the Class A shares. The Prospectus discusses any contractual or voluntary fee waivers that may be in effect. In addition, if you purchase $500,000 or more of Class A shares, you are subject to a CDSC of 1.00% (defined below) for shares redeemed within 12 months of purchase. The CDSC is waived for certain retirement and/or benefit plans.

PGIM Global Total Return Fund 56

For the most recently completed fiscal year, the Distributor received payments under the Class A Plan of the Fund. These amounts were expended primarily for payments of account servicing fees to financial advisers and other persons who sell Class A shares. For the most recently completed fiscal year, the Distributor also received initial sales charges and proceeds of contingent deferred sales charges paid by shareholders upon certain redemptions of Class A shares. The payments received and amounts spent by the Distributor during the most recently completed fiscal year are detailed in the tables below.
CLASS C SALES CHARGE AND DISTRIBUTION EXPENSE INFORMATION. Under the Class C Plan, the Fund may pay the Distributor for its distribution-related activities with respect to Class C shares at an annual rate of 1.00% of the average daily net assets of Class C shares. The Class C Plan provides that (1) 0.25% of the average daily net assets of the shares may be paid as a service fee and (2) 0.75% (not including the service fee) of the average daily net assets of the shares (asset based sales charge) may be paid for distribution-related expenses with respect to the Class C shares. The service fee (0.25% of average daily net assets) is used to pay for personal service and/or the maintenance of shareholder accounts. The Prospectus discusses any voluntary or contractual fee waivers that may be in effect. The Distributor also receives contingent deferred sales charges from certain redeeming shareholders.
For the most recently completed fiscal year, the Distributor received payments under the Class C Plan. These amounts were expended primarily for payments of account servicing fees to financial advisers and other persons who sell Class C shares. For the most recently completed fiscal year, the Distributor also received the proceeds of contingent deferred sales charges paid by shareholders upon certain redemptions of Class C shares. The payments received and amounts spent by the Distributor during the most recently completed fiscal year are detailed in the tables below.
CLASS R2 SALES CHARGE AND DISTRIBUTION EXPENSE INFORMATION. Under the Class R2 Plan, the Fund may pay the Distributor for its distribution-related expenses with respect to Class R2 shares at an annual rate of up to 0.25% of the average daily net assets of the Class R2 shares. The Class R2 Plan does not include service fees in the Plan. Class R2 shares have a separate Shareholder Services Plan, described below. There is no CDSC for the redemption of Class R2 shares. The Prospectus discusses any contractual or voluntary fee waivers that may be in effect.
The expenses incurred under the Class R2 Plan include commissions and account servicing fees paid to, or on account of, brokers or financial institutions which have entered into agreements with the Distributor, as applicable, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares, including sales promotion expenses. The payments received and amounts spent by the Distributor during the most recently completed fiscal year are detailed in the tables below.
Payments Received by the Distributor
CLASS A CONTINGENT DEFERRED SALES CHARGES (CDSC)	$639
CLASS A DISTRIBUTION AND SERVICE (12B-1) FEES	$452,392
CLASS A INITIAL SALES CHARGES	$95,890
CLASS C CONTINGENT DEFERRED SALES CHARGES (CDSC)	$747
CLASS C DISTRIBUTION AND SERVICE (12B-1) FEES	$179,625
CLASS R2 DISTRIBUTION (12B-1) FEES	$11,646

Amounts Spent by Distributor
Share Class	Printing & Mailing Prospectuses to Other than Current Shareholders	Compensation to Broker/Dealers for Commissions to Representatives and Other Expenses*	Overhead Costs**	Total Amount Spent by the Distributor
Class A	$-	$419,986	$54,588	$474,574
Class C	$-	$160,401	$3,643	$164,044
Class R2	$-	$11,585	$1,408	$12,993
Class R4	$-	$-	$5,203	$5,203
* Includes amounts paid to affiliated broker/dealers.
** Including sales promotion expenses.
SHAREHOLDER SERVICES PLAN. The Fund has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, the Fund's Class R2 and Class R4 shares are authorized to pay to PMFS, its affiliates or independent third-party service providers, as compensation for services rendered to the shareholders of such Class R2 or Class R4 shares, a shareholder service fee at an annual rate of 0.10% of the Fund’s average daily net assets attributable to the Class R2 or Class R4 shares of the Fund, as applicable.

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Pursuant to the Shareholder Services Plan, the Fund's Class R2 or Class R4 shares may pay for personal shareholder services and/or account maintenance services, including responding to beneficial owner inquiries, providing information regarding beneficial owner investments, other similar personal services and/or services related to the maintenance of shareholder accounts as contemplated by Financial Industry Regulatory Authority, Inc. Rule 2341 or any successor thereto. Because service fees are ongoing, over time they will increase the cost of an investment in the Fund. With respect to the Class R2 shares, these services are in addition to those services that may be provided under the Class R2 Plan.
FEE WAIVERS AND SUBSIDIES. PGIM Investments may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Fund. In addition, the Distributor may from time to time waive a portion of the distribution (12b-1) fees as described in the Prospectus. Fee waivers and subsidies will increase the Fund's total return.
PAYMENTS TO FINANCIAL SERVICES FIRMS. As described in the Fund's Prospectus, the Manager or certain of its affiliates (but not the Distributor) have entered into revenue sharing or other similar arrangements with financial services firms, including affiliates of the Manager. These revenue sharing arrangements are intended to promote the sale of Fund shares or to compensate the financial services firms for marketing or marketing support activities in connection with the sale of Fund shares.
The list below includes the names of the firms (or their affiliated broker/dealers) that received from the Manager, and/or certain of its affiliates, revenue sharing payments of more than $10,000 in calendar year 2022 for marketing and product support of the Fund and other PGIM Funds as described above.
◾
Ameriprise Financial, Inc.
◾
Wells Fargo Advisors, LLC
◾
Prudential Retirement
◾
Charles Schwab & Co, Inc.
◾
Morgan Stanley Smith Barney
◾
Raymond James Financial
◾
National Financial Services
◾
Merrill Lynch Pierce Fenner & Smith Inc.
◾
LPL Financial LLC
◾
UBS
◾
Edward Jones
◾
Commonwealth Financial Network
◾
Empower Retirement
◾
Cetera Advisor Networks
◾
Principal Securities Inc.
◾
PNC
◾
Advisor Group
◾
Voya Financial
◾
ADP Broker Dealer, Inc.
◾
John Hancock
◾
American United Life Insurance Co.
◾
Nationwide Investment Services Co.
◾
TIAA
◾
Massachusetts Mutual
◾
Midatlantic Capital Group
◾
Standard Insurance Company
◾
Ascensus, LLC.
◾
Northwestern Mutual
◾
Securities America, Inc.
◾
Talcott Resolution Life
◾
Reliance Trust Company
◾
Alight Solutions LLC
◾
RBC Capital Markets, LLC
◾
T. Rowe Price
◾
Cambridge Investment Research
◾
The Vanguard Group, Inc.
◾
Sammons Retirement Solutions
◾
Lincoln Financial Group

PGIM Global Total Return Fund 58

◾
Valic Financial Advisors Inc.
◾
Citigroup Inc.
◾
Security Benefit
◾
Janney Montgomery Scott, LLC
◾
MSCS Financial Services
◾
J.P. Morgan Securities LLC
COMPUTATION OF OFFERING PRICE PER SHARE
Using the NAV at October 31, 2023, the offering prices of Fund shares were as follows:
Offering Price Per Share

Class A
NAV and redemption price per Class A share	$4.77
Maximum initial sales charge (3.25% of the public offering price)	$0.16
Maximum offering price to public	$4.93
Class C
NAV and redemption price per Class C share	$4.76
Class Z
NAV and redemption price per Class Z share	$4.79
Class R2
NAV and redemption price per Class R2 share	$4.83
Class R4
NAV and redemption price per Class R4 share	$4.83
Class R6
NAV and redemption price per Class R6 share	$4.82
Explanatory Notes to Table:
Class A and Class C shares are subject to a contingent deferred sales charge (“CDSC”) on certain redemptions. See “How to Buy, Sell and Exchange Fund Shares—How to Sell Your Shares—Contingent Deferred Sales Charge (“CDSC”) in the Prospectus.
PORTFOLIO TRANSACTIONS & BROKERAGE
The Fund has adopted a policy pursuant to which the Fund and its Manager, subadviser and principal underwriter are prohibited from directly or indirectly compensating a broker-dealer for promoting or selling Fund shares by directing brokerage transactions to that broker. The Fund has adopted procedures for the purpose of deterring and detecting any violations of the policy. The policy permits the Fund, the Manager and the subadviser to use selling brokers to execute transactions in portfolio securities so long as the selection of such selling brokers is the result of a decision that executing such transactions is in the best interest of the Fund and is not influenced by considerations about the sale of Fund shares. For purposes of this section, the term “Manager” includes the subadviser.
The Manager is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. On a national securities exchange, broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options, futures, and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. On a non-U.S. securities exchange, commissions may be fixed. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable laws, one of the Manager's affiliates (an affiliated broker). Brokerage commissions on U.S. securities, options and futures exchanges or boards of trade are subject to negotiation between the Manager and the broker or futures commission merchant.
In the OTC market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with an affiliated broker in any transaction in which an affiliated broker acts as principal except in accordance with the rules of the SEC.

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In placing orders for portfolio securities of the Fund, the Manager's overriding objective is to obtain the best possible combination of favorable price and efficient execution. The Manager seeks to effect such transaction at a price and commission that provides the most favorable total cost of proceeds reasonably attainable in the circumstances. The factors that the Manager may consider in selecting a particular broker, dealer or futures commission merchant (firms) are the Manager's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research-related services provided through such firms; the Manager's knowledge of the financial stability of the firms; the Manager's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.
When the Manager selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research-related products and/or services, such as research reports, research compilations, statistical and economic data, computer databases, quotation equipment and services, research-oriented computer software and services, reports concerning the performance of accounts, valuations of securities, investment-related periodicals, investment seminars and other economic services and consultations. Such services are used in connection with some or all of the Manager's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account, may be used in managing other accounts, and not all of these services may be used in connection with the Fund. The Manager maintains an internal allocation procedure to identify those firms who have provided it with research and research-related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissions to them to ensure the continued receipt of those services that the Manager believes provide a benefit to the Fund and its other clients. The Manager makes a good faith determination that the research and/or service is reasonable in light of the type of service provided and the price and execution of the related portfolio transactions.
When the Manager deems the purchase or sale of equities to be in the best interests of the Fund or its other clients, including Prudential, the Manager may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to its clients. The allocation of orders among firms and the commission rates paid are reviewed periodically by the Fund's Board. Portfolio securities may not be purchased from any underwriting or selling syndicate of which any affiliate, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the SEC. This limitation, in the opinion of the Fund, will not significantly affect the Fund's ability to pursue its present investment objectives. However, in the future in other circumstances, the Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.
Subject to the above considerations, an affiliate may act as a broker or futures commission merchant for the Fund. In order for an affiliate of the Manager to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other firms in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow the affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated firm in a commensurate arm's-length transaction. Furthermore, the Board, including a majority of the Independent Board Members, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the affiliated broker (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11(a) of the 1934 Act, an affiliate may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. The affiliate must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by the affiliate from transactions effected for the Fund during the applicable period. Brokerage transactions with an affiliated broker are also subject to such fiduciary standards as may be imposed upon the affiliate by applicable law. Transactions in options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by the Manager and other investment advisory clients of the Manager. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Set forth below is information concerning the payment of commissions by the Fund, including the amount of such commissions paid to an affiliate, if any, for the indicated fiscal years or periods:

PGIM Global Total Return Fund 60

Brokerage Commissions Paid by the Fund
	2023	2022	2021
Total brokerage commissions paid by the Fund	$232,158	$306,753	$391,573
Total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of the aggregate dollar amount of portfolio transactions involving the payment of commissions to affiliated brokers	None	None	None
The Fund is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 under the 1940 Act) and their parents as of the most recently completed fiscal year. As of the most recently completed fiscal year, the Fund held the following securities of its regular brokers and dealers.
Broker-Dealer Securities Holdings
Fund Name	Broker-Dealer	Equity or Debt	Amount
PGIM Global Total Return Fund	Barclays Capital, Inc.	Debt	$7,544,163
	BNP Paribas Securities Corp.	Debt	$25,339,267
	BOFA Securities, Inc.	Debt	$23,240,143
	Citigroup Global Markets, Inc.	Equity	$114,680
	Citigroup Global Markets, Inc.	Debt	$26,589,438
	Deutsche Bank Securities, Inc.	Debt	$10,516,694
	Goldman Sachs & Co. LLC	Debt	$44,214,751
	JPMorgan Chase & Co.	Debt	$24,368,648
	Morgan Stanley & Co. LLC	Debt	$30,298,475
	SG Americas Securities LLC	Debt	$6,515,472
The below table shows the Fund's portfolio turnover rates over the two most recently completed fiscal years:
Portfolio Turnover Rate
Fund Name	2023	2022
PGIM Global Total Return Fund	6%	13%
ADDITIONAL INFORMATION
FUND HISTORY. The Company was incorporated under the laws of Maryland on May 6, 1986 under the name “The Global Yield Fund, Inc.” as a closed-end management investment company. In connection with a change in the investment objective approved by shareholders in November 1994, shareholders approved a change in the name to “The Global Total Return Fund, Inc.” Prudential Global Total Return Fund, Inc. operated as a closed-end fund prior to January 15, 1996. On December 6, 1995, shareholders approved open-ending Prudential Global Total Return Fund, Inc., and since January 15, 1996, Prudential Global Total Return Fund, Inc. has operated as an open-end fund.
In August 1999, the Company’s name was changed to “Prudential Global Total Return Fund, Inc.” The Company’s Board of Directors approved changing Prudential Global Total Return Fund, Inc.'s name to Dryden Global Total Return Fund, Inc. effective as of July 7, 2003. Effective February 16, 2010, the Board approved changing the name to Prudential Global Total Return Fund, Inc.
PGIM Global Total Return Fund and PGIM Global Total Return (USD Hedged) Fund are each series of the Company, and prior to June 11, 2018 were known as Prudential Global Total Return Fund and Prudential Global Total Return (USD Hedged) Fund, respectively. PGIM Global Total Return (USD Hedged) Fund was established on September 13, 2017 and commenced operations on December 12, 2017.
DESCRIPTION OF SHARES AND ORGANIZATION. The Company is authorized to issue 18,075,000,000 shares of common stock, par value $.01 per share, classified and designated as follows:
PGIM Global Total Return Fund Class A common stock: 900 million shares
PGIM Global Total Return Fund Class B common stock: 50 million shares
PGIM Global Total Return Fund Class C common stock: 300 million shares
PGIM Global Total Return Fund Class R6 common stock: 7 billion shares
PGIM Global Total Return Fund Class Z common stock: 8 billion shares

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PGIM Global Total Return Fund Class T common stock: 125 million shares
PGIM Global Total Return Fund Class R2 common stock: 100 million shares
PGIM Global Total Return Fund Class R4 common stock: 100 million shares
PGIM Global Total Return (USD Hedged) Fund Class A common stock: 200 million shares
PGIM Global Total Return (USD Hedged) Fund Class C common stock: 300 million shares
PGIM Global Total Return (USD Hedged) Fund Class R6 common stock: 400 million shares
PGIM Global Total Return (USD Hedged) Fund Class Z common stock: 600 million shares
Each class of common stock represents an interest in the same assets of each Fund and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class R6 shares and Class Z shares, which are not subject to any sales charges and distribution and/or service fees), which may affect net asset value, dividends and liquidation rights, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, (4) only Class B shares and Class C shares have a conversion feature and (5) Class R6 shares ,Class R2 shares, Class R4 shares and Class Z shares are offered exclusively for sale to a limited group of investors. In accordance with the Company’s Articles of Incorporation, the Board may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine. The voting rights of the shareholders of a series or class can be modified only by the majority vote of shareholders of that series or class.
Note: As of the date of this SAI, there are no Class T or Class B shares of PGIM Global Total Return Fund issued or outstanding.
Shares of each Fund, when issued against payment in full therefor, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of each Fund under certain circumstances. Each share class is equal as to earnings, assets and voting privileges, except as noted above, and each class of shares (with the exception of Class R6 and Class Z shares, which are not subject to any distribution or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares and Class C shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of the Fund is entitled to its portion of all of each Fund's assets after all debt and expenses of each Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares and Class R2 shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A and Class R2 shareholders, and to Class R6, Class Z and Class R4 shareholders, whose shares are not subject to any distribution and/or service fees (Class R4 shares are subject to a shareholder services fee).
The Company does not intend to hold annual meetings of shareholders unless otherwise required by law. The Company will not be required to hold meetings of shareholders unless, for example, the election of Board Members is required to be acted on by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon the written request of shareholders entitled to cast at least a majority of votes entitled to be cast at such meeting.
Under the Articles of Incorporation, the Board may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset value procedures) with such preferences, privileges, limitations and voting and dividend rights as the Board may determine. All consideration received by each Fund for shares of any additional series, and all assets in which such consideration is invested, would belong to that series (subject only to the rights of creditors of that series) and would be subject to the liabilities related thereto.
The Board Members have the power to alter the number and the terms of office of the Board Members and they may at any time lengthen their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Board Members have been elected by the shareholders of each Fund. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Board Members being selected, while the holders of the remaining shares would be unable to elect any Board Members.
PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
Set forth below are the name and address of any person (a “principal shareholder”) who owned of record or beneficially 5% or more of any class of outstanding shares of the Fund and their percentage of ownership. Also set forth below are the name and address of any person (a “control person”) who owned of record or beneficially either directly or through controlled companies more than 25% of the voting securities of the Fund or who acknowledges or asserts the existence of control. Control persons may be able to determine or significantly influence the outcome of matters submitted to a shareholder vote.

PGIM Global Total Return Fund 62

Principal Fund Shareholders (as of December 6, 2023)
Fund Name and Share Class	Shareholder Name and Address	No. of Shares	% of Share Class
PGIM Global Total Return Fund Class A	National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Funds Dept - 4th Floor 499 Washington Blvd Jersey City NJ 07310	3,476,967.513	10.56%
PGIM Global Total Return Fund Class A	Edward D Jones & Co Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy Maryland Hts MO 63043-3003	13,910,280.911	42.23%
PGIM Global Total Return Fund Class A	Wells Fargo Clearing Svcs LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	1,999,094.660	6.07%
PGIM Global Total Return Fund Class C	National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Funds Dept - 4th Floor 499 Washington Blvd Jersey City NJ 07310	292,688.859	9.32%
PGIM Global Total Return Fund Class C	J P Morgan Securities LLC Omnibus Account for the Exclusive Benefit of Customers 4 Chase Metrotech Center 3rd Floor Mutual Fund Department Brooklyn NY 11245	261,737.950	8.34%
PGIM Global Total Return Fund Class C	American Enterprise Investment Svc (FBO) 41999970 707 2nd Ave South Minneapolis MN 55402-2405	301,609.785	9.61%
PGIM Global Total Return Fund Class C	Edward D Jones & Co Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy Maryland Hts Mo 63043-3003	212,686.765	6.77%
PGIM Global Total Return Fund Class C	Wells Fargo Clearing Svcs LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	568,203.038	18.10%
PGIM Global Total Return Fund Class C	Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza Fl 12 New York NY 10004-1901	426,340.589	13.58%
PGIM Global Total Return Fund Class C	Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-0002	340,546.577	10.85%
PGIM Global Total Return Fund Class C	Raymond James Omnibus for Mutual Funds House Acct Firm 92500015 Attn: Courtney Waller 880 Carillon Parkway St Petersburg FL 33716	183,854.691	5.86%

63

Principal Fund Shareholders (as of December 6, 2023)
Fund Name and Share Class	Shareholder Name and Address	No. of Shares	% of Share Class
PGIM Global Total Return Fund Class Z	National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310	22,751,861.435	11.16%
PGIM Global Total Return Fund Class Z	American Enterprise Investment Svc (FBO) 41999970 707 2nd Ave South Minneapolis MN 55402-2405	13,734,906.737	6.74%
PGIM Global Total Return Fund Class Z	Morgan Stanley Smith Barney LLC For the Exclusive Benefit of its Customers 1 New York Plaza Fl 12 New York NY 10004-1901	10,909,802.687	5.35%
PGIM Global Total Return Fund Class Z	UBS WM USA 000 11011 6100 Spec Cdy A/C Exl Ben Customers of UBSFSI 1000 Harbor Blvd Weehawken, NJ 07086	10,269,340.408	5.04%
PGIM Global Total Return Fund Class Z	Charles Schwab Co. 211 Main St San Francisco CA 94105-1901	70,079,374.296	34.37%
PGIM Global Total Return Fund Class Z	Merrill Lynch, Pierce, Fenner & Smith For the Sole Benefit of its Cust 4800 Deer Lake Dr E Jacksonville FL 32246-6484	10,503,545.392	5.15%
PGIM Global Total Return Fund Class Z	Raymond James Omnibus for Mutual Funds House Acct Firm 92500015 Attn: Courtney Waller 880 Carillon Parkway St Petersburg FL 33716	11,557,640.761	5.67%
PGIM Global Total Return Fund Class R2	Empower Trust FBO Employee Benefits Clients 401k 8515 E Orchard Rd 2T2 Greenwood Village CO 80111	98,081.037	11.10%
PGIM Global Total Return Fund Class R2	DCGT As Trustee and/or Cust FBO PLIC Various Retirement Plans Omnibus Attn: NPIO Trade Desk 711 High Street Des Moines, IA 50392	49,580.912	5.61%
PGIM Global Total Return Fund Class R2	Matrix Trust Company Trustee FBO Mcinerney & Dillon, Professional Co Po Box 52129 Phoenix AZ 850722129	57,436.110	6.50%
PGIM Global Total Return Fund Class R2	Matrix Trust Company Cust FBO Lucas, Horsfall, Murphy & Pindroh, Po Box 52129 Phoenix AZ 85072	82,592.156	9.34%
PGIM Global Total Return Fund Class R2	Matrix Trust Company Cust FBO Danske Markets Inc. 401(K) Profit S Po Box 52129 Phoenix AZ 85072	52,058.646	5.89%
PGIM Global Total Return Fund Class R2	Matrix Trust Company Cust FBO Kendall Brill & Kelly LLP 401(K) Pl Po Box 52129 Phoenix AZ 85072	62,509.654	7.07%

PGIM Global Total Return Fund 64

Principal Fund Shareholders (as of December 6, 2023)
Fund Name and Share Class	Shareholder Name and Address	No. of Shares	% of Share Class
PGIM Global Total Return Fund Class R2	Ascensus Trust Company FBP Air Frame Mfg & Supply Co Sal Red P 001188 P.O. Box 10758 Fargo, ND 58106	45,270.965	5.12%
PGIM Global Total Return Fund Class R2	Charles Schwab Co 211 Main St San Francisco CA 94105-1901	57,402.696	6.49%
PGIM Global Total Return Fund Class R4	State Street Bank and Trust Ttee and/or Custodian (FBO) ADP Access Product 1 Lincoln St Boston MA 02111-2901	367,659.084	15.36%
PGIM Global Total Return Fund Class R4	National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310	258,270.204	10.79%
PGIM Global Total Return Fund Class R4	Merrill Lynch, Pierce, Fenner & Smith For the Sole Benefit of its Cust 4800 Deer Lake Dr E Jacksonville FL 32246-6484	921,448.229	38.50%
PGIM Global Total Return Fund Class R6	National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310	27,666,686.619	9.06%
PGIM Global Total Return Fund Class R6	Edward D Jones & Co Attn: Mutual Fund Shareholder Accounting 201 Progress Pkwy Maryland Hts MO 63043-3003	135,883,416.543	44.49%
PGIM Global Total Return Fund Class R6	Pershing LLC 1 Pershing Plaza Jersey City NJ 07399-0002	19,630,245.764	6.43%

Control Persons (as of December 6, 2023)
Fund Name	Shareholder Name and Address	No. of Shares	% of Voting Securities
PGIM Global Total Return Fund	Edward D Jones & Co Attn: utual Fund Shareholder Accounting 201 Progress Pkwy Maryland Hts MO 63043-3003	150,162,109.142	27.42%
As of the date of this SAI, the Board Members and Officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.
FINANCIAL STATEMENTS
The financial statements for the Fund for the fiscal year ended October 31, 2023, which are incorporated in this SAI by reference to the 2023 Annual Report to shareholders (File No. 811-04661), were audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. You may obtain a copy of the Annual Report at no charge by request to the Fund by calling (800) 225-1852 or by writing to Prudential Mutual Fund Services LLC, P.O. Box 534432, Pittsburgh, PA 15253-4432.

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PART II
PURCHASE, REDEMPTION AND PRICING OF FUND SHARES
SHARE CLASSES. The Fund may offer shares of one or more classes to investors. Not every share class described in this SAI may be offered, and investors should consult their Prospectus for specific information concerning the share classes that are available to them.
Shares of the Fund may be purchased at a price equal to the next determined NAV per share plus a sales charge (if applicable) which, at the election of the investor, may be imposed either (1) at the time of purchase (Class A shares) or (2) on a deferred basis (Class C shares or Class A shares, in certain circumstances). Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class Z shares, if offered, are offered only to a limited group of investors at NAV without any sales charges.
Additional or different classes of shares may also be offered, including Class R, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6. If offered, specific information with respect to these share classes is set forth in the Prospectus and SAI.
For more information, see “How to Buy, Sell and Exchange Fund Shares—How to Buy Shares” in the Prospectus.
PURCHASE BY WIRE. For an initial purchase of shares of the Fund by wire, you must complete an application and telephone PMFS at (800) 225-1852 (toll-free) to receive an account number. PMFS will request the following information: your name, address, tax identification number, Fund name, class election (if applicable), dividend distribution election, amount being wired and wiring bank. PMFS will also furnish you with instructions for wiring the funds from your bank to the Fund's Custodian.
If you arrange for receipt by the Custodian of federal funds prior to the calculation of NAV (once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time), on a business day, you may purchase shares of the Fund as of that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE.
In making a subsequent purchase order by wire, you should wire the Custodian directly and should be sure that the wire specifies the Fund's name, the share class to be purchased, your name, individual account number, Direct Deposit Account (“DDA”) Number and the Fund's Bank Account registration. You do not need to call PMFS to make subsequent purchase orders utilizing federal funds. The minimum amount for subsequent purchase by wire is $100.
ISSUANCE OF FUND SHARES FOR SECURITIES. Transactions involving the issuance of Fund shares for securities (rather than cash) will be limited to (1) reorganizations, (2) statutory mergers, or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and policies of the Fund, (b) are relatively liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) are approved by the Fund's Manager.
MULTIPLE ACCOUNTS. An institution may open a single master account by filing an application with PMFS, signed by personnel authorized to act for the institution. Individual subaccounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice. Procedures will be available to identify subaccounts by name and number within the master account name. The foregoing procedures would also apply to related institutional accounts (i.e., accounts of shareholders with a common institutional or corporate parent). The investment minimums as set forth in the relevant Prospectus under “How to Buy and Sell Fund Shares—How to Buy Shares” are applicable to the aggregate amounts invested by a group, and not to the amount credited to each subaccount.
REOPENING AN ACCOUNT. Subject to the minimum investment restrictions, an investor may reopen an account, without filing a new application, at any time during the calendar year the account is closed, provided that the information on that application is still applicable.
RESTRICTIONS ON SALE OF FUND SHARES. The right of redemption may be suspended or the date of payment may be postponed for a period of up to seven days. Suspensions or postponements may not exceed seven days except at times (1) when the NYSE is closed for other than customary weekends and holidays, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal of Fund securities is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (2), (3) or (4) exist.

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REDEMPTION IN KIND. The Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash, and you would bear all market risk relating to the securities until the securities are sold. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder.
RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described under “Reducing or Waiving Class A's Initial Sales Charge” in the Prospectus, may aggregate the value of their existing holdings of Class A and Class C shares of the Fund and shares of other PGIM Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. However, the value of shares held directly with PMFS and through your broker will not be aggregated to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (NAV plus maximum sales charge). The Distributor, your broker or PMFS must be notified at the time of purchase that the investor is entitled to a reduced sales charge. Reduced sales charges will be granted subject to confirmation of the investor's holdings. This does not apply to PGIM Government Money Market Fund.
SALE OF SHARES. You can redeem your shares at any time for cash at the NAV next determined after the redemption request is received in proper form (in accordance with procedures established by PMFS in connection with investors' accounts) by PMFS or your broker or other financial intermediary. See “Net Asset Value” below. In certain cases, however, redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge (“CDSC”), as described in “Contingent Deferred Sales Charge” below. If you are redeeming your shares through a broker, your broker must receive your sell order before the NAV is computed for that day (at the close of regular trading on the NYSE, usually, 4:00 p.m. Eastern Time) in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. Your broker will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Fund.
All correspondence and documents concerning redemptions should be sent to the Fund in care of PMFS, P.O. Box 534432, Pittsburgh, PA 15253-4432 or to your broker or other financial intermediary.
If you hold shares in non-certificate form, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by PMFS, the Distributor or your broker in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to PMFS must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund in care of PMFS, P.O. Box 534432, Pittsburgh, PA 15253-4432, to the Distributor or to your broker.
Payment for redemption of recently purchased shares may be delayed until the Fund or PMFS has been advised that the purchase check has been honored, which may take up to 7 calendar days from the time of receipt of the purchase check by PMFS. Such delay may be avoided by purchasing shares by wire or by certified or cashier's check.
SIGNATURE GUARANTEE. If the proceeds of the redemption (1) exceed $100,000, (2) are to be paid to a person other than the record owner, (3) are to be sent to an address other than the address on PMFS’ records, (4) are to be paid to a corporation, partnership, trust or fiduciary, or (5) are to be paid due to the death of the shareholder or on behalf of the shareholder, and your shares are held directly with PMFS, the signature(s) on the redemption request or stock power must be Medallion signature guaranteed. The Medallion signature guarantee must be obtained from an authorized officer of a bank, broker, dealer, securities exchange or association, clearing agency, savings association, or credit union that is participating in one of the recognized Medallion programs (STAMP, SEMP, or NYSE MSP), but not from a notary public. The Medallion signature guarantee must be appropriate for the dollar amount of the transaction. The Fund may change the signature guarantee requirements from time to time without prior notice to shareholders. PMFS reserves the right to reject transactions where the value of the transaction exceeds the value of the surety coverage indicated on the Medallion imprint. PMFS also reserves the right to request additional information from, and make reasonable inquires of, any institution that provides a Medallion signature guarantee. In the case of redemptions from a PruArray Plan, if the proceeds of the redemption are invested in another investment option of the plan in the name of the record holder and at the same address as reflected in PMFS' records, a Medallion signature guarantee is not required.
Under normal market conditions, payment for shares presented for redemption will be made by check within seven days after receipt by PMFS or your broker of the written request and certificates, if issued, except as indicated below. If you hold shares through a broker, payment for shares presented for redemption will be credited to your account at your broker, unless you indicate otherwise. Such

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payment may be postponed or the right of redemption suspended at times (1) when the NYSE is closed for other than customary weekends and holidays, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (2), (3) or (4) exist.
EXPEDITED REDEMPTION PRIVILEGE. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $100 or more, except if an account for which an expedited redemption is requested has an NAV of less than $100, the entire account will be redeemed. Redemption proceeds in the amount of $500 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve system. The money would generally be received by your bank within one business day of the redemption. Redemption proceeds of less than $500 will be sent by ACH to your bank which must be a member of the Automated Clearing House (“ACH”) system. The money would generally be received by your bank within three business days of the redemption. Any applicable CDSC will be deducted from the redemption proceeds. Expedited redemption requests may be made by telephone or letter, must be received by the Transfer Agent prior to 4:00 p.m. Eastern Time to receive a redemption amount based on that day's NAV and are subject to the terms and conditions as set forth in the Prospectus regarding redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see “How to Buy, Sell and Exchange Fund Shares-Telephone Redemptions or Exchanges” in the Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact PMFS.
INVOLUNTARY REDEMPTION. If the value of your account with PMFS is less than $500 for any reason, PMFS may sell the rest of your shares (without charging any CDSC) and close your account. The involuntary sale provisions do not apply to: (i) an individual retirement account (“IRA”) or other qualified or tax-deferred retirement plan or account, (ii) Automatic Investment Plan (“AIP”) accounts, employee savings plan accounts or payroll deduction plan accounts, (iii) accounts under the same registration with multiple share classes in the Fund whose combined value exceeds $500, or (iv) clients with assets more than $50,000 across the PGIM Funds. “Client” for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors.
PMFS has the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sales of its shares under certain circumstances. These circumstances include, but are not limited to, failure by you to provide additional information requested, such as information required to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares. Furthermore, PMFS is required by law to close your account if you do not provide the required identifying information; this would result in the redemption of shares at the then-current day's NAV and the proceeds would be remitted to you via check. PMFS will attempt to verify your identity within a reasonable time frame (e.g., 60 days) which may change from time to time.
ACCOUNT MAINTENANCE FEE. In order to offset the disproportionate effect (in basis points) of expenses associated with servicing lower balance accounts, if the value of your Class A, Class C or Class Z account with PMFS is less than $10,000, a $15 annual account maintenance fee (“account maintenance fee”) will be deducted from your account. The account maintenance fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the account maintenance fee will be waived. The account maintenance fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) accounts for which you have elected to receive your account statements, transaction confirmations, prospectuses, and fund shareholder reports electronically rather than by mail, (iii) omnibus accounts or other accounts for which the dealer is responsible for recordkeeping, (iv) institutional accounts, (v) group retirement plans (including SIMPLE IRA plans, profit-sharing plans, money purchase pension plans, Keogh plans, defined compensation plans, defined benefit plans and 401(k) plans), (vi) AIP accounts or employee savings plan accounts, (vii) accounts with the same registration associated with multiple share classes within the Fund, provided that the aggregate value of share classes with the same registration within the Fund is $10,000 or more, or (viii) clients with assets of $50,000 or more across the PGIM Funds. “Client” for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors or other financial intermediary.
90 DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege during the previous 12 months, you may reinvest back into your account any portion or all of the proceeds of such redemption in shares of the Fund at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with such redemption in Class A or Class C shares will be credited (in shares) to your account. (If less than a full repurchase is made, the credit will be on a pro rata basis.) This repurchase privilege can only be used once in a 12-month period. You must notify PMFS, either directly or through the Distributor or your broker, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the

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redemption. See “Contingent Deferred Sales Charge” below. Exercise of the repurchase privilege will generally not affect federal tax treatment of any gain realized upon redemption. However, if the redemption was made within a 30 day period of the repurchase and if the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, may not be allowed for federal income tax purposes.
The terms of this privilege may vary by financial intermediary. For more information, see “Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries” in the Fund’s Prospectus.
CONTINGENT DEFERRED SALES CHARGE (“CDSC”)
Class A. Investors who purchase $500,000 or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1.00% CDSC.
Class C. Class C shares redeemed within 12 months of purchase will be subject to a CDSC of 1.00%. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you.
Waiver of CDSC. The Class A or Class C CDSC is waived if the shares are sold:
◾
After a shareholder is deceased or permanently disabled (or, in the case of a trust account, after the death or disability of the grantor). This waiver applies to individual shareholders as well as shares held in joint tenancy, provided the shares were purchased before the death or permanent disability,
◾
To provide for certain distributions—made without IRS penalty—from a qualified or tax-deferred retirement plan, benefit plan, IRA or Section 403(b) custodial account, and
◾
To withdraw excess contributions from a qualified or tax-deferred retirement plan, IRA or Section 403(b) custodial account.
If you purchase Class Z shares (see “Qualifying for Class Z Shares” in the Prospectus) within 5 days of redemption of your Class A shares that you had purchased directly through the Fund's transfer agent, PMFS will credit your account with the appropriate number of shares to reflect any CDSC you paid on the reinvested portion of your redemption proceeds.
Calculation of CDSC. The CDSC will be imposed on any redemption that reduces the current value of your Class A or Class C shares to an amount which is lower than the amount of all payments by you for shares during the preceding 12 months in the case of Class A shares (in certain cases), and 12 months in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by the Distributor. If you purchased or hold your shares through a broker, third party administrator or other authorized entity that maintains subaccount recordkeeping, any applicable CDSC that you will pay will be calculated and reported to PMFS by such broker, administrator or other authorized entity.
The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. The CDSC will be calculated from the date of the initial purchase, excluding the time shares were held in Class C shares of a money market fund. See “Shareholder Services—Exchange Privileges” below.
In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase made during the preceding 12 months in the case of Class A shares (in certain cases), and 12 months for Class C shares; then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.
As noted above, the CDSC will be waived in the case of a redemption following the death or permanent disability of a shareholder or, in the case of a trust account, following the death or permanent disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy at the time of death or initial determination of permanent disability, provided that the shares were purchased prior to death or permanent disability.

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The CDSC will be waived in the case of a total or partial redemption in connection with certain distributions under the Code from a tax-deferred retirement plan, an IRA or Section 403(b) custodial account. For distributions from an IRA or 403(b) custodial account, the shareholder must submit a copy of the distribution form from the custodial firm indicating (i) the date of birth of the shareholder and (ii) that the shareholder reaches qualified age based on applicable IRS regulations. The distribution form must be signed by the shareholder.
AUTOMATIC CONVERSION OF CLASS C SHARES. Class C shares automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge.
Class C shares of the Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.
For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.
Class C shares were generally closed to investments by new group retirement plans effective on or about June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.
The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.
The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the IRS that the conversion of shares does not constitute a taxable event for federal income tax purposes. The automatic conversion of Class C shares into Class A shares may be suspended if such opinions or rulings are no longer available. If such conversions are suspended, Class C shares of the Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service (12b-1) fee. Shareholders should consult their tax advisers regarding the tax consequences of the conversion or exchange of shares.
EXCHANGE OF SHARE CLASSES WITHIN THE FUND. Within the Fund, investors or their financial intermediaries may wish to exchange investments in one share class of the Fund to another share class offered by the same Fund. For certain exchanges, subject to the discretion of the Manager and or its affiliates, the Fund may need to waive applicable sales charges in the share class that the shareholder is receiving and/or waive CDSC on the redeemed shares, as applicable.
Such exchanges may be subject to the continuing availability of opinions of counsel or rulings of the IRS that the exchange of shares does not constitute a taxable event for federal income tax purposes. If such opinions or rulings are no longer available, then the exchange may be a taxable event. Shareholders should consult their tax advisers regarding the tax consequences of the exchange of shares.
Please contact PMFS at (800) 225-1852 for more details on such exchanges.

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NET ASSET VALUE
The price an investor pays for the Fund's shares is based on the share value. The share value—known as the net asset value per share or NAV—is determined by subtracting Fund liabilities from the value of Fund assets and dividing the remainder by the number of outstanding shares. NAV is calculated separately for each class. The Fund will compute its NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time. For purposes of computing NAV, the Fund will value futures contracts generally 15 minutes after the close of regular trading on the NYSE. The Fund may not compute its NAV on days on which no orders to purchase, sell or exchange shares of the Fund have been received or on days on which changes in the value of the Fund's portfolio securities do not materially affect NAV. The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. Eastern Time, if the particular disruption directly affects only the NYSE. Please see the NYSE website (www.nyse.com) for a specific list of the holidays on which the NYSE is closed.
The Fund’s portfolio securities are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith by the Manager, as the Board's valuation designee. In this capacity, the Manager has adopted methodologies for determining the fair value of certain types of securities and other assets held by the Fund that do not have quoted market prices, including the use of other pricing sources, such as bid prices supplied by a principal market maker and evaluated prices supplied by pricing vendors that employ analytic methodologies that take into account the prices of similar securities and other market factors. In determining a security's value, the Fund generally uses the following methodologies. Securities included on the NASDAQ Market are valued at the NASDAQ Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. NASDAQ Market Securities for which there was no NOCP or last sale price are valued at the mean between the last bid and asked prices on the day of valuation, or the last bid price in the absence of an asked price. Open-end, non-exchange traded mutual funds are valued at their net asset value as determined as of the close of the NYSE on the date of valuation. Corporate bonds (other than convertible debt securities) and U.S Government securities that are actively traded in the OTC market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be over-the-counter, are valued on the basis of valuations provided by an independent pricing agent which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be OTC, are valued on the day of valuation at an evaluated bid price provided by an independent pricing agent, or, in the absence of valuation provided by an independent pricing agent, at the bid price provided by a principal market maker or primary market dealer.
Options on securities and securities indices that are listed on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Where exchange trading has halted on exchange-traded call or put options, the last available traded price may be used for a period of no longer than five business days. On the sixth business day, such options may be valued at zero in the absence of trading, when such options are “out of the money” by more than 5% of the value of the underlying asset and expire within 14 calendar days of the valuation date.
Futures contracts and options thereon traded on a commodities exchange or Board of Trade shall be valued on the day of valuation at the last sale price at the close of trading on such exchange or Board of Trade or, if there was no sale on the applicable exchange or Board of Trade on such date, at the mean between the most recently quoted bid and asked prices on such exchange or Board of Trade or at the last bid price in the absence of an asked price. Quotations of non-U.S. securities in a non-U.S. currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank, dealer or independent service, and forward currency exchange contracts are valued at the current cost of covering or offsetting such contacts. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the Manager.
In addition, the Fund uses a service provided by a pricing vendor to fair value non-U.S. securities, which are securities that are primarily traded in non-U.S. markets and subject to a valuation adjustment upon the reaching of a valuation “trigger”. The fair value prices of non-U.S. securities reflect an adjustment to closing market prices that is intended to reflect the causal link between movements in the U.S. market and the non-U.S. market on which the securities trade.
The use of fair value pricing procedures involves subjective judgments, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that the Fund could obtain the fair value assigned to a security if the security were sold at approximately the same time at which the NAV per share is determined.

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Generally, futures contracts will be valued at the close of trading for those contracts (normally 15 minutes after the close of regular trading on the NYSE). If, in the judgment of the Manager, the closing price of a contract is materially different from the contract price at the NYSE close, a fair value price for the contract will be determined.
If dividends are declared daily, the NAV of each class of shares will generally be the same. It is expected, however, that the dividends, if any, will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.
SHAREHOLDER SERVICES
Upon the initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which a record of the shares is maintained by PMFS. Share certificates are no longer issued for shares of the Fund. The Fund furnishes to shareholders the following privileges and plans:
AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at NAV per share. An investor may direct PMFS in writing not less than five full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received by the record date, cash payment will be made directly to the broker. Any shareholder who receives dividends or distributions in cash may subsequently reinvest any such dividend or distribution at NAV by returning the check or the proceeds to PMFS within 30 days after the payment date. Such reinvestment will be made at the NAV per share next determined after receipt of the check or the proceeds by PMFS. Shares purchased with reinvested dividends and/or distributions will not be subject to any CDSC upon redemption.
EXCHANGE PRIVILEGES. The Fund furnishes to shareholders the privilege of exchanging their shares of the Fund for shares of certain other PGIM Funds, as disclosed in the Fund’s Prospectus, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other PGIM Funds may also be exchanged for shares of the Fund. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for federal income tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws. For retirement and group plans having a limited menu of PGIM Funds, the exchange privilege is available for those funds eligible for investment in the particular program.
It is contemplated that the exchange privilege may be applicable to new PGIM Funds, the shares of which may be distributed by the Distributor.
In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to PMFS and hold shares in non-certificated form. Thereafter, you may call the Fund at (800) 225-1852 to execute a telephone exchange of shares. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to authenticate your account. A written confirmation of the exchange transaction will be sent to you. Neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order.
If you hold shares through a brokerage firm, you must exchange your shares by contacting your financial adviser.
If you hold share certificates, the certificates must be returned in order for the shares to be exchanged. See “Purchase, Redemption and Pricing of Fund Shares—Sale of Shares” above.
You may also exchange shares by mail by writing to PMFS, P.O. Box 534432, Pittsburgh, PA 15253-4432.
In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to PMFS at the address noted above.
Class A shares: Shareholders of the Fund may exchange their Class A shares for Class A shares of certain other PGIM Funds and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the exchange privilege only to acquire Class A shares of the PGIM Funds participating in the exchange privilege.
The following money market fund participates in the Class A exchange privilege: PGIM Government Money Market Fund (Class A shares).

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Participants in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential, or whose programs are available through financial intermediaries that have agreements with Prudential relating to mutual fund “wrap” or asset allocation programs or mutual fund “supermarket” programs, for which the Fund is an available option, may have their Class A shares, if any, exchanged for Class Z shares of the Fund, if available as an investment option, when they elect to have those assets become a part of the program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) may be exchanged for Class A shares of the Fund at NAV if Class Z shares are not available to the shareholder as an investment option outside the program. Contact your program sponsor or financial intermediary with any questions.
Class C shares: Shareholders of the Fund may exchange their Class C shares of the Fund for Class C shares of other PGIM Funds. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class C shares acquired as a result of an exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the date of the initial purchase, rather than the date of the exchange, excluding any time Class C shares were held in a money market fund.
Class C shares may also be exchanged for shares of PGIM Government Money Market Fund without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into the Fund, such shares will be subject to the CDSC calculated without regard to the time such shares were held in the money market fund.
At any time after acquiring shares of other funds participating in the Class C exchange privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class C shares of the Fund without subjecting such shares to any CDSC. Shares of any fund participating in the Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class C shares of other funds without being subject to any CDSC.
Shareholders who qualify to purchase Class Z shares may have their Class C shares which are not subject to a CDSC and their Class A shares exchanged for Class Z shares upon notification. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the NAV above the total amount of payments for the purchase of Class C shares and (3) amounts representing Class C shares held beyond the applicable CDSC period. Class C shareholders must notify PMFS either directly or through Wells Fargo Advisors, Pruco Securities, LLC or another broker that they are eligible for this special exchange privilege.
Participants in any fee-based program for which the Fund is an available option may arrange with the Transfer Agent or their recordkeeper to have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), the participant may arrange with the Transfer Agent or their recordkeeper to have such Class Z shares acquired through participation in the program exchanged for Class A shares at NAV. Similarly, participants in Wells Fargo Advisors' 401(k) Plan for which the Fund's Class Z shares are an available option and who wish to transfer their Class Z shares out of the Wells Fargo Advisors 401(k) Plan following separation from service (i.e., voluntary or involuntary termination of employment or retirement) may arrange with the Transfer Agent or their recordkeeper to have their Class Z shares exchanged for Class A shares at NAV.
Additional details about the exchange privilege and prospectuses for each of the PGIM Funds are available from PMFS, the Distributor or your broker. The special exchange privilege may be modified, terminated or suspended on sixty days' notice, and the Fund, or the Distributor, has the right to reject any exchange application relating to the Fund's shares.
Class R shares: Class R shares may be exchanged for Class R shares of other PGIM Funds.
Class R2 shares: Class R2 shares may be exchanged for Class R2 shares of other PGIM Funds (except the PGIM Target Date Funds).
Class R4 shares: Class R4 shares may be exchanged for Class R4 shares of other PGIM Funds (except the PGIM Target Date Funds).
Class R6 shares: Class R6 shares may be exchanged for Class R6 shares of other PGIM Funds (except the PGIM Target Date Funds or the PGIM 60/40 Allocation Fund).
Class Z shares: Class Z shares may be exchanged for Class Z shares of other PGIM Funds.
AUTOMATIC INVESTMENT PLAN (“AIP”). Under AIP, an investor may arrange to have a fixed amount automatically invested in shares of the Fund by authorizing his or her bank account or brokerage account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automated Clearing House System.

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Further information about this program and an application form can be obtained from PMFS, the Distributor or your broker.
SYSTEMATIC WITHDRAWAL PLAN. A Systematic Withdrawal Plan is available to shareholders through the PMFS or your broker. The Systematic Withdrawal Plan provides for monthly, quarterly, semi-annual or annual redemptions in any amount, except as provided below, up to the value of the shares in the shareholder's account. Systematic withdrawals of Class A (in certain instances), Class C shares may be subject to a CDSC. The Systematic Withdrawal Plan is not available to participants in certain retirement plans. Please contact PMFS at (800) 225-1852 for more details.
PMFS, the Distributor or your broker acts as an agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time.
Systematic withdrawals should not be considered as dividends, yield or income. If systematic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.
Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charges applicable to (i) the purchase of Class A shares and (ii) the redemption of Class A (in certain instances) and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the Systematic Withdrawal Plan, particularly if used in connection with a retirement plan.
MUTUAL FUND PROGRAMS. From time to time, the Fund may be included in a mutual fund program with other PGIM Funds. Under such a program, a group of portfolios will be selected and thereafter marketed collectively. Typically, these programs are marketed with an investment theme, such as pursuit of greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. The Fund may waive or reduce the minimum initial investment requirements in connection with such a program.
The mutual funds in the program may be purchased individually or as a part of a program. Since the allocation of portfolios included in the program may not be appropriate for all investors, investors should consult their financial adviser concerning the appropriate blends of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.
TAX-DEFERRED RETIREMENT PROGRAMS. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and “tax-deferred accounts” under Section 403(b)(7) of the Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants or a pooled account arrangement. Information regarding the establishment of these plans, their administration, custodial fees and other details is available from the Distributor or PMFS.
Investors who are considering the adoption of such a plan should consult with their own legal counsel and/or tax adviser with respect to the establishment and maintenance of any such plan.
TAXES, DIVIDENDS AND DISTRIBUTIONS
The following is a summary of certain tax considerations generally affecting the Fund and its shareholders. This section is based on the Code, Treasury Regulations, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax adviser concerning the consequences of investing in the Fund in your particular circumstances under the Code and the laws of any other taxing jurisdiction.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net tax-exempt income and investment company taxable income for the year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below.
Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward. If the Fund has a capital loss carryforward, the amount and duration of any such capital loss carryforward will be set forth at the end of this section.

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In addition to satisfying the Distribution Requirement, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or non-U.S.
currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a QPTP.
The Fund must also satisfy an asset diversification test on a quarterly basis. Failure to do so may result in the Fund being subject to penalty taxes, being required to sell certain of its positions, and may cause the Fund to fail to qualify as a regulated investment company. Under this asset diversification test, at the close of each quarter of the Fund’s taxable year, (1) 50% or more of the value of the Fund’s assets must be represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Fund’s assets may be invested in securities of (x) any one issuer (other than United States government securities or securities of other regulated investment companies), or two or more issuers (other than securities of other regulated investment companies) of which the Fund owns 20% or more of the voting stock and which are engaged in the same, similar or related trades or businesses or (y) one or more QPTPs (as such term is defined in the Code) and commonly referred to as “master limited partnerships.”
The Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, the Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.
Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP. The Fund’s investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or non-U.S. income, franchise or withholding tax liabilities.
If for any year the Fund does not qualify as a regulated investment company, or fails to meet the Distribution Requirement, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. However, such dividends will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be subject to taxation on any net built-in-gains (i.e., the excess of the aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) recognized for a period of five years, or, under certain circumstances, may have to recognize and pay tax on such net built-in-gain, in order to qualify as a regulated investment company in a subsequent year.
EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company to the extent that it distributes income in such a way that it is taxable to shareholders in a calendar year other than the calendar year in which the Fund earned the income. Specifically, the excise tax will be imposed if the Fund fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income, including qualified dividend income, for the calendar year and 98.2% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed otherwise retained amounts if it is subject to income tax on those amounts for any taxable year ending in such calendar year.
The Fund intends to make sufficient distributions or deemed distributions of its qualified dividend income, ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investors should note that the Fund may in certain circumstances be required to borrow money or liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
FUND INVESTMENTS. The Fund may make investments or engage in transactions that affect the character, amount and timing of gains or losses realized by the Fund. The Fund may make investments that produce income that is not matched by a corresponding cash receipt by the Fund. Any such income would be treated as income earned by the Fund and therefore would be subject to the Distribution Requirement. Such investments may require the Fund to borrow money or dispose of other securities in order to comply with those requirements. The Fund may also make investments that prevent or defer the recognition of losses or the deduction of expenses. These investments may likewise require the Fund to borrow money or dispose of other securities in order to comply with the Distribution

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Requirement. Additionally, the Fund may make investments that result in the recognition of ordinary income rather than capital gain, or that prevent the Fund from accruing a long-term holding period. These investments may prevent the Fund from making capital gain distributions as described below. The Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it makes any such investments in order to mitigate the effect of these rules. The foregoing concepts are explained in greater detail in the following paragraphs.
Gains or losses on sales of stock or securities by the Fund generally will be treated as long-term capital gains or losses if the stock or securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call or otherwise holds an offsetting position, with respect to the stock or securities. Other gains or losses on the sale of stock or securities will be short-term capital gains or losses.
In certain situations, the Fund may, for a taxable year, defer all or a portion of its net capital loss realized after October (or if there is no net capital loss, then any net long-term or short-term capital loss) and its late-year ordinary loss (defined as the sum of the excess of post-October non-U.S. currency and passive non-U.S. investment company (“PFIC”) losses over post-October non-U.S. currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
If an option written by the Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Gain or loss on the sale, lapse or other termination of options acquired by the Fund on stock or securities and on narrowly-based stock indices will be capital gain or loss and will be long-term or short-term depending on the holding period of the option.
Certain Fund transactions may be subject to wash sale, short sale, constructive sale, conversion transaction, constructive ownership transaction and straddle provisions of the Code that may, among other things, require the Fund to defer recognition of losses or convert long-term capital gain into ordinary income or short-term capital gain taxable as ordinary income.
As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute taxable ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. Periodic net payments that would otherwise constitute ordinary deductions but are allocable under the Code to exempt-interest dividends will not be allowed as a deduction but instead will reduce net tax-exempt income.
In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.
Debt securities acquired by the Fund may be subject to original issue discount and market discount rules which, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income subject to the Distribution Requirement referred to above. Market discount generally is the excess, if any, of the principal amount of the security (or, in the case of a security issued at an original issue discount, the adjusted issue price of the security) over the price paid by the Fund for the security. Original issue discount that accrues in a taxable year is treated as income earned by the Fund and therefore is subject to the Distribution Requirement. Because the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to borrow money or dispose of other securities and use the proceeds to make distributions to satisfy the Distribution Requirement. The Fund will face a similar issue with market discount that it elects, or is required to accrue.

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Certain futures contracts and certain listed options (referred to as Section 1256 contracts) held by the Fund will be required to be “marked to market” for federal income tax purposes at the end of the Fund’s taxable year, that is, treated as having been sold at the fair market value on the last business day of the Fund’s taxable year. Except with respect to certain non-U.S. currency forward contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and forty percent will be treated as short-term capital gain or loss. Any net mark-to-market gains may be subject to the Distribution Requirement referred to above, even though the Fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash.
Gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on non-U.S. currency forward contracts or dispositions of debt securities denominated in a non-U.S. currency that are attributable to fluctuations in the value of the non-U.S.
currency between the date of acquisition of the security or contract and the date of disposition thereof generally also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions from current earnings and profits, and distributions made before the losses were realized could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, thereby reducing each shareholder’s basis in his or her Fund shares.
If the Fund holds (directly or indirectly) one or more “tax credit bonds” (defined below) on one or more specified dates during the Fund’s taxable year, and the Fund satisfies the minimum distribution requirement, the Fund may elect for U.S. federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the Fund for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, a qualified zone academy bond, or a qualified school construction bond, each of which must meet certain requirements specified in the Code), a “build America bond” or certain other specified bonds. If the Fund were to make an election, a shareholder of the Fund would be required to include in gross income an amount equal to such shareholder’s proportionate share of the interest income attributable to such credits and would be entitled to claim as a tax credit an amount equal to the shareholder’s proportionate share of such credits. Certain limitations may apply on the extent to which the credit may be claimed.
The Fund may make investments in equity securities of non-U.S. issuers, subject to the requirements of its investment restrictions. If the Fund purchases shares in PFICs, the Fund may be subject to federal income tax on a portion of any “excess distribution” from such non-U.S. corporation, including any gain from the disposition of such shares, even if such income is distributed by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. If the Fund were to invest in an eligible PFIC and elected to treat the PFIC as a qualified electing fund (a “QEF”), in lieu of the foregoing requirements, the Fund would be required to include each year in its income and distribute to shareholders in accordance with the Distribution Requirement, a pro rata portion of the QEF’s ordinary earnings and net capital gain, whether or not distributed by the QEF to the Fund. The Fund may not be able to make this election with respect to many PFICs because of certain requirements that the PFICs would have to satisfy.
Alternatively, the Fund generally will be permitted to “mark to market” any shares it holds in a PFIC. If the Fund made such an election, with such election being made separately for each PFIC owned by the Fund, the Fund would be required to include in income each year and distribute to shareholders in accordance with the Distribution Requirement, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years. The Fund will make appropriate basis adjustments in the PFIC stock to take into account the mark-to-market amounts.
Notwithstanding any election made by the Fund, dividends attributable to distributions from a non-U.S. corporation will not be eligible for the special tax rates applicable to qualified dividend income if the non-U.S. corporation is a PFIC either in the taxable year of the distribution or the preceding taxable year, but instead will be taxable at rates applicable to ordinary income.
The Fund may invest in REITs, subject to the requirements of its investment restrictions. The Fund’s investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return

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of capital to Fund shareholders for federal income tax purposes. In addition, between 2018 and 2025, a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may pass through to its shareholders the special character of this income. Ordinary dividends received by the Fund from a REIT will generally not constitute qualified dividend income, which would be eligible for tax at a reduced rate.
Some of the REITs in which the Fund may invest will be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury regulations not yet issued, but that may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.
Under current law, if a charitable remainder trust (defined in Section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will be subject to an excise tax equal to 100% of such unrelated business taxable income. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Fund does not intend to invest directly in residual interests in REMICs or to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.
FUND DISTRIBUTIONS. The Fund anticipates distributing substantially all of its net investment income for each taxable year. Dividends of net investment income paid to a non-corporate U.S. shareholder that are reported as qualified dividend income will generally be taxable to such shareholder at capital gain income tax rates. The amount of dividend income that may be reported by the Fund as qualified dividend income will generally be limited to the aggregate of the eligible dividends received by the Fund. Dividends of net investment income that are not reported as qualified dividend income or exempt-interest dividends and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Dividends paid by the Fund with respect to a taxable year will qualify for the dividends received deduction generally available to corporations to the extent of the amount of dividends received by the Fund from certain domestic corporations for the taxable year. For tax years beginning after December 31, 2017 and before January 1, 2026, the Fund may also report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses. In order for the Fund’s dividends to be eligible for treatment as qualified dividend income or for the dividends received deduction or qualified business income deduction, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year, including the portion of dividends paid that qualify for the reduced tax rate.
Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.
Dividends paid by the Fund that are properly reported as exempt-interest dividends will not be subject to regular federal income tax. Dividends paid by the Fund will be exempt from federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in (1) state, municipal and other bonds that are excluded from gross income for federal income tax purposes or (2) interests in other regulated investment companies, and, in each case, as long as the Fund properly reports such dividends as exempt-interest dividends. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, are generally exempt from income tax in that state. However, income from municipal securities from other states generally will not qualify for tax-free treatment.

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Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund will not be deductible for U.S. federal income tax purposes to the extent it relates to exempt-interest dividends received by a shareholder. If a shareholder receives exempt-interest dividends with respect to any share of the Fund (other than if the Fund declares income dividends daily and pays such dividends at least as frequently as monthly) and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a non-U.S. corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of an S corporation. Shareholders should consult their own tax advisers as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to the federal “branch profits” tax, or the federal “excess net passive income” tax.
The Fund may either retain or distribute to shareholders its net capital gain (i.e., excess net long-term capital gain over net short-term capital loss) for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and reported as a “capital gain dividend,” it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held its shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired its shares. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 21% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Distributions that exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any distribution in excess of such tax basis will be treated as gain from the sale of its shares, as discussed below. Distributions in excess of the Fund’s minimum distribution requirements but not in excess of the Fund’s earnings and profits will be taxable to shareholders and will not constitute nontaxable returns of capital. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.
Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the amount of cash that could have been received. In addition, prospective investors in the Fund should be aware that distributions from the Fund will, all other things being equal, have the effect of reducing the NAV of the Fund’s shares by the amount of the distribution. If the NAV is reduced below a shareholder’s cost, the distribution will nonetheless be taxable as described above, even if the distribution effectively represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.
SALE OR REDEMPTION OF SHARES. A shareholder will generally recognize gain or loss on the sale or redemption of shares in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder acquires other shares of the Fund or substantially identical stock or securities within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund. Additionally, if a shareholder disposes of shares of the Fund within 90 days following their acquisition, and the shareholder subsequently re-acquires Fund shares (1) before January 31 of the calendar year following the calendar year in which the original stock was disposed of, (2) pursuant to a reinvestment right received upon the purchase of the original shares and (3) at a reduced load charge (i.e., sales or additional charge), then any load charge incurred upon the acquisition of the original shares will not be taken into account as part of the shareholder’s basis for computing gain or loss upon the sale of such shares, to the extent the original load charge does not exceed any reduction of the load charge with respect to the acquisition of the subsequent shares. To the extent the original load charge is not taken into account on the disposition of the original shares, such charge shall be treated as incurred in connection with the acquisition of the subsequent shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of long-term capital gain dividends received on (or undistributed long-term capital gains credited with respect to) such shares.

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Capital gain of a non-corporate U.S. shareholder is generally taxed at a federal income tax rate of up to 15% or 20%, depending on whether the shareholder’s income exceeds certain threshold amounts, which are adjusted annually for inflation. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.
Cost Basis Reporting. Mutual funds must report cost basis information to you and the IRS when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. The regulations also require mutual funds to report whether a gain or loss is short-term (shares held one year or less) or long-term (shares held more than one year) for all shares acquired on or after January 1, 2012 that are subsequently sold or exchanged. To calculate the gain or loss on shares sold, you need to know the cost basis of the shares. Cost basis is the original value of an asset for tax purposes (usually the gross purchase price), adjusted for stock splits, reinvested dividends, and return of capital distributions. This value is used to determine the capital gain (or loss), which is the difference between the cost basis of the shares and the gross proceeds when the shares are sold. The Fund’s Transfer Agent supports several different cost basis methods from which you may select a cost basis method you believe best suited to your needs. If you decide to elect the Transfer Agent’s default method, which is average cost, no action is required on your part. For shares acquired on or after January 1, 2012, if you change your cost basis method, the new method will apply to all shares in the account if you request the change prior to the first redemption. If, however, you request the change after the first redemption, the new method will apply to shares acquired on or after the date of the change. Keep in mind that the Fund’s Transfer Agent is not required to report cost basis information to you or the IRS on shares acquired before January 1, 2012. However, the Transfer Agent will provide this information to you, as a service, if its cost basis records are complete for such shares. This information will be separately identified on the Form 1099-B (Proceeds from Broker and Barter Exchange Transactions) sent to you by the Transfer Agent and not transmitted to the IRS.
BACKUP WITHHOLDING. The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 24% of all dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided the Fund with either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other exempt recipient. In addition, dividends and capital gain dividends made to corporate United States holders may be subject to information reporting and backup withholding. Backup withholding is not an additional tax and any amounts withheld may be refunded or credited against a shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.
If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
MEDICARE CONTRIBUTION TAX. A U.S. person that is an individual or estate, or a trust that does not fall into a special class of trusts that is exempt from such tax, is subject to a 3.8% tax on the lesser of (1) the U.S. person’s “net investment income” for the relevant taxable year and (2) the excess of the U.S. person’s modified adjusted gross income for the taxable year over $200,000 (or $250,000 if married filing jointly). The Fund shareholder’s net investment income will generally include, among other things, dividend income from the Fund and net gains from the disposition of Fund shares, unless such dividend income or net gains are derived in the ordinary course of the conduct of a trade or business (other than a trade or business that consists of certain passive or trading activities). If you are a U.S. person that is an individual, estate or trust, you are urged to consult your tax advisers regarding the applicability of the Medicare contribution tax to your income and gains in respect of your investment in the Fund shares.
NON-U.S. SHAREHOLDERS. Dividends paid to a shareholder who, as to the United States, is a nonresident alien individual, non-U.S. trust or estate, non-U.S. corporation, or non-U.S. partnership (“non-U.S. shareholder”) will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the dividend. Such a non-U.S. shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt-interest dividends, amounts retained by the Fund that are reported as undistributed capital gains, and amounts reported by the Fund as interest-related dividends or short-term capital gain dividends.
The foregoing applies when the non-U.S. shareholder’s income from the Fund is not effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a non-U.S. shareholder, then ordinary income dividends, qualified dividend income, net capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

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Distributions that the Fund reports as “short-term capital gain dividends” or “net capital gain dividends” will not be treated as such to a recipient non-U.S. shareholder if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation (including a REIT dividend attributable to such gain) and the Fund’s direct or indirect interests in U.S. real property exceed certain levels. Instead, if the non-U.S. shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the non-U.S. shareholder; if the non-U.S. shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one-year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 21% withholding tax and could subject the non-U.S. shareholder to U.S. filing requirements. Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a non-U.S. shareholder realizing gains upon redemption from the Fund could be subject to the 21% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the non-U.S. person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.
The rules laid out in the previous paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.
The Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests if the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders).
In the case of non-U.S. non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their non-U.S. status.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) non-U.S. financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other non-U.S. entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, non-U.S. financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant non-U.S. financial institutions or to account holders, or (ii) in the event that an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other non-U.S. entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.
The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of non-U.S. taxes.
NON-U.S. TAXES. The Fund may be subject to non-U.S. withholding taxes or other non-U.S. taxes with respect to income (possibly including, in some cases, capital gain) received from sources within non-U.S. countries. So long as more than 50% by value of the total assets of the Fund (1) at the close of the taxable year, consists of stock or securities of non-U.S. issuers, or (2) at the close of each quarter, consists of interests in other regulated investment companies, the Fund may elect to treat any non-U.S. income taxes paid by it as paid directly by its shareholders.
If the Fund makes the election, each shareholder will be required to (i) include in gross income, even though not actually received, its pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) its pro rata share of the Fund’s income taxes. A non-U.S. tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the non-U.S. source income. For this purpose, each shareholder must treat as non-U.S. source gross income (i) its proportionate share of non-U.S. taxes paid by the Fund and (ii) the portion of any actual dividend paid by the Fund which represents income derived from non-U.S. sources; the gain from the sale of securities will generally be treated as U.S. source income and certain non-U.S. currency gains and losses likewise will be treated as derived from U.S. sources. This non-U.S. tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from the Fund will be treated as “passive” or “general” income for this purpose. The effect of this limitation may be to prevent shareholders from claiming as a credit the full amount of their pro rata share of the Fund’s non-U.S. income taxes. In addition, shareholders will not be eligible to claim a non-U.S. tax credit with respect to non-U.S. income taxes paid by the Fund unless certain holding period requirements are met at both the Fund and the shareholder levels. For purposes of foreign tax credits for U.S. shareholders of the Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.

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The Fund will make such an election only if it deems it to be in the best interest of its shareholders. A shareholder not subject to U.S. tax may prefer that this election not be made. The Fund will notify shareholders in writing each year if it makes the election and of the amount of non-U.S. income taxes, if any, to be passed through to the shareholders and the amount of non-U.S. taxes, if any, for which shareholders of the Fund will not be eligible to claim a non-U.S. tax credit because the holding period requirements (described above) have not been satisfied.
Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.
STATE AND LOCAL TAX MATTERS. Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gains distributions from regulated investment companies and other items may differ from federal income tax rules. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.
CAPITAL LOSS CARRYFORWARD. For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.
Capital Loss Carryforward	Capital Loss Carryforward Utilized
$624,134,000	$—
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of each Fund in the PGIM Fund complex has adopted policies and procedures with respect to the disclosure of portfolio securities owned by each Fund and to authorize certain arrangements to make available information about portfolio holdings. These policies and procedures are designed to ensure that disclosures of the Fund’s portfolio holdings are made consistently with the antifraud provisions of the federal securities laws and the fiduciary duties of the Fund and the Fund's adviser. The policy is designed to ensure that disclosures of nonpublic portfolio holdings to selected third parties are made only when the Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information.
The Board has authorized PGIM Investments, as the investment manager of the Fund, to administer these policies and procedures and to enter into confidentiality agreements on behalf of the Fund that provide that all information disclosed shall be treated as confidential and that the recipient will not trade on the nonpublic information. No material, non-public information, including but not limited to portfolio holdings, may be disseminated to third parties except in compliance with these policies and procedures.
The Custodian Bank (Bank of New York Mellon) is authorized to facilitate, under the supervision of PGIM Investments, the release of portfolio holdings.
Regulatory Filings. Portfolio holdings for the Fund will be made public at the time of quarterly public regulatory filings via Forms N-CSR and/or N-PORT unless noted otherwise herein.
Annual and semi-annual reports for the Fund are filed with the SEC on Form N-CSR and transmitted or made available to shareholders within 60 days after the end of the second and fourth fiscal quarters. Annual and semi-annual shareholder reports for the Fund may be accessed at the SEC’s website at www.sec.gov and at the website for the PGIM Funds (www.pgim.com/investments).
Portfolio holdings for the Fund are filed with the SEC on Form N-PORT. Form N-PORT is filed with the SEC quarterly, and the Fund's full portfolio holdings as of its first and third quarter ends of each fiscal quarter will be made publicly available 60 days after the end of each quarter on www.sec.gov.
Public Disclosures—Fund Holdings and Characteristics. The Fund may post on the PGIM Funds website a detailed list of its portfolio holdings and characteristics derived from the portfolio holdings as of the end of each calendar month approximately 15 days after the end of the month, unless noted otherwise herein.
Any portfolio holdings and characteristics information that is posted to the Fund’s website and third-party databases but not contained in regulatory filings may be distributed at or after posting to financial advisors, investment consultants, broker-dealers, registered investment advisers, plan sponsors, shareholders, plan participants, and third-party databases.

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Public Disclosures—Other Time Periods. Where the Fund has recently commenced operations or adopted significant changes to its investment policies (a “repositioning”), it may make available in the manner described above the same portfolio holdings and characteristics information, but as of other relevant period-ends besides month-end, with such information made available and posted to the website approximately 15 days after the commencement of the Fund’s operations or the date of the repositioning (“Effective Date”), and any portfolio holdings or characteristics information may be distributed after posting to financial advisors, investment consultants, broker-dealers, registered investment advisers, plan sponsors, shareholders, plan participants, and third-party databases. The Fund may release this information until the first quarter-end or the first month-end following the Effective Date, as applicable.
Other than as set forth above, the release of holdings and characteristics information will normally occur 15 days after the end of the month: the release of holdings and characteristics information other than 15 days after the end of the month will be determined based on procedures approved by the Chief Compliance Officer. In addition, when authorized by the Chief Compliance Officer and another officer of the PGIM Funds, portfolio holdings information may be publicly disseminated more frequently or at different periods than as described above.
Public Disclosures—Non-Specific Information. The Fund and/or PGIM Investments may publicly distribute non-specific information about the Fund and/or summary information about the Fund at any time. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality or character of the Fund’s holdings.
Ongoing Nonpublic Disclosure Arrangements. The Fund has entered into ongoing arrangements to make available nonpublic information about its portfolio holdings, subject to the conditions, restrictions and requirements set forth below. Parties receiving this information may include intermediaries that distribute Fund shares, third-party providers of auditing, custody, proxy voting and other services for the Fund, rating and ranking organizations, and certain affiliated persons of the Fund, as described below. The procedures utilized to determine eligibility are set forth below:
All requests from third parties for portfolio holdings shall require the following steps:
◾
A request for release of portfolio holdings shall be prepared setting forth a legitimate business purpose for such release which shall specify the Fund(s), the terms of such release, and frequency (e.g., level of detail, staleness). Such request shall address whether there are any conflicts of interest between the Fund and the investment adviser, subadviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the Fund(s).
◾
The request shall be forwarded to PGIM Investments’ Product Development Group and to the Chief Compliance Officer or his delegate for review and approval.
◾
A confidentiality agreement in the form approved by the Fund officer must be executed by the recipient of the portfolio holdings.
◾
A Fund officer shall approve the release and the agreement. Copies of the release and agreement shall be sent to PGIM Investments’ Law Department.
◾
Written notification of the approval shall be sent by such officer to PGIM Investments’ Fund Administration Group to arrange the release of portfolio holdings.
◾
PGIM Investments’ Fund Administration Group shall arrange the release by the Custodian Bank.
Requests for disclosure to PGIM Investments or its employees shall follow the procedures noted above other than the execution of a confidentiality agreement.
Set forth below are the authorized ongoing arrangements as of the date of this SAI:
1. Traditional External Recipients/Vendors
◾
Full holdings on a daily basis to Institutional Shareholder Services (“ISS”), Broadridge and Glass, Lewis & Co. (proxy voting administrator/agents) at the end of each day;
◾
Full holdings on a daily basis to ISS (securities class action claims administrator) at the end of each day;
◾
Full holdings on a daily basis to the Fund's subadviser(s), Custodian Bank, sub-custodian (if any) and accounting agents (which includes the Custodian Bank and any other accounting agent that may be appointed) at the end of each day. When the Fund has more than one subadviser, each subadviser receives holdings information only with respect to the “sleeve” or segment of the Fund for which the subadviser has responsibility;
◾
Full holdings to the Fund's independent registered public accounting firm as soon as practicable following the Fund's fiscal year-end or on an as-needed basis;
◾
Full holdings to the Fund’s counsel on an as-needed basis;
◾
Full holdings to counsel of the Fund’s independent board members on an as-needed basis;
◾
Full holdings to financial printers as soon as practicable following the end of the Fund's quarterly, semi-annual and annual period-ends; and
◾
Full holdings to the Fund’s securities lending agent on a daily basis.

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2. Analytical Service Providers
◾
Fund trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following the Fund's fiscal quarter-end;
◾
Full holdings on a daily basis to FactSet Research Systems Inc. (investment research provider) at the end of each day;
◾
Full holdings on a quarterly basis to Frank Russell Company (investment research provider) when made available;
◾
Full holdings on a monthly basis to Fidelity Advisors (wrap program provider) approximately five days after the end of each month (PGIM Jennison Growth Fund and certain other selected PGIM Funds only);
◾
Full holdings on a daily basis to Bloomberg BVAL, ICE, S&P Global, Refinitiv and J.P. Morgan Pricing Direct (securities valuation);
◾
Full holdings on a monthly basis to FX Transparency (foreign exchange/transaction analysis) when made available;
◾
Full holdings on a daily basis to ICE/Innocap, formerly known as Hedgemark, (liquidity calculations); and
◾
Full holdings to Innocap (VaR calculations) on a daily basis (for funds that are full derivatives users pursuant to Rule 18f-4 under the 1940 Act).
In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes).
In addition, certain authorized employees of PGIM Investments receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PGIM Investments employees are subject to the requirements of the personal securities trading policy of Prudential, which prohibits employees from trading on or further disseminating confidential information, including portfolio holdings information.
Also, affiliated shareholders may, subject to execution of a non-disclosure agreement, receive current portfolio holdings for the sole purpose of enabling the Fund to effect the payment of the redemption price to such shareholder in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with the rules of the SEC and procedures adopted by the Board. For more information regarding the payment of the redemption price by a distribution in kind of securities from the investment portfolio of the Fund, see “Purchase, Redemption and Pricing of Fund Shares—Redemption in Kind” in the SAI.
In addition, the Fund provides an industry trade group, subject to a confidentiality agreement, with data from the Fund's N-PORT filing with the SEC on a quarterly basis. Such data is aggregated with other industry participants and made anonymous for the purposes of research strictly for public policy and advocacy efforts for investment companies, the markets and investors.
PGIM Investments’ Law and Compliance Departments shall review the arrangements with each recipient on an annual basis. The Board shall, on a quarterly basis be advised of any revisions to the list of recipients of portfolio holdings and the reason for such disclosure. These policies and procedures will be reviewed for adequacy and effectiveness in connection with the Fund's compliance program under Rule 38a-1 under the 1940 Act.
A listing of the parties who will receive portfolio holdings pursuant to these procedures is maintained by PGIM Investments Compliance.
There can be no assurance that the policies and procedures on portfolio holdings information will protect the Fund from the potential misuse of such information by individuals or entities that come into possession of the information.
PROXY VOTING
The Board has delegated to the Manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. The Manager is authorized by the Fund to delegate, in whole or in part, its proxy voting authority to the subadviser(s) or third party vendors consistent with the policies set forth below. The proxy voting process shall remain subject to the supervision of the Board, including any committee thereof established for that purpose.
The Manager and the Board view the proxy voting process as a component of the investment process and, as such, seek to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for the Fund. Consistent with this goal, the Board views the proxy voting process as a means to encourage strong corporate governance practices and ethical conduct by corporate management. The Manager and the Board maintain a policy of seeking to protect the best interests of the Fund should a proxy issue potentially implicate a conflict of interest between the Fund and the Manager or its affiliates.
The Manager delegates to the Fund's subadviser(s) the responsibility for voting proxies. The subadviser is expected to identify and seek to obtain the optimal benefit for the Fund, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of the Fund and delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Fund and the interests of the subadviser or its affiliates. The Manager and the Board expect that the subadviser will notify the Manager and Board at least annually of any such conflicts identified and confirm how the issue was resolved. In addition, the Manager expects that the subadviser will deliver to the Manager, or its appointed vendor, information required for filing

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the Form N-PX with the SEC. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ending June 30 is available without charge on the Fund's website at www.pgim.com/investments and on the SEC's website at www.sec.gov.
A summary of the proxy voting policies of the subadviser(s) is set forth in its respective Appendix to this SAI.
CODES OF ETHICS
The Board has adopted a Code of Ethics. In addition, the Manager, subadviser(s) and Distributor have each adopted a Code of Ethics. The Codes of Ethics apply to access persons (generally, persons who have access to information about the Fund's investment program) and permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes of Ethics prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes of Ethics are on public file with, and are available from, the SEC.
APPENDIX I: PROXY VOTING POLICIES OF THE SUBADVISER
PGIM, INC.
The policy of each of PGIM’s asset management units is to vote proxies in the best interests of their respective clients based on the clients’ priorities. Client interests are placed ahead of any potential interest of PGIM or its asset management units.
Because the various asset management units manage distinct classes of assets with differing management styles, some units will consider each proxy on its individual merits while other units may adopt a pre‐determined set of voting guidelines. The specific voting approach of each unit is noted below.
Relevant members of management and regulatory personnel oversee the proxy voting process and monitor potential conflicts of interest. In addition, should the need arise, senior members of management, as advised by Compliance and Law, are authorized to address any proxy matter involving an actual or apparent conflict of interest that cannot be resolved at the level of an individual asset management business unit.
VOTING APPROACH OF PGIM ASSET MANAGEMENT UNITS
PGIM Fixed Income. PGIM Fixed Income’s policy is to vote proxies in the best interests of its clients. In the case of pooled accounts, the policy is to vote proxies in the best interests of the pooled account. The proxy voting policy contains detailed voting guidelines on a wide variety of issues commonly voted upon by shareholders. These guidelines reflect PGIM Fixed Income’s judgment of how to further the best interests of its clients through the shareholder or debt-holder voting process.
PGIM Fixed Income invests primarily in debt securities, thus there are few traditional proxies voted by it. PGIM Fixed Income generally votes with management on routine matters such as the appointment of accountants or the election of directors. From time to time, ballot issues arise that are not addressed by the policy or circumstances may suggest a vote not in accordance with the established guidelines. In these cases, voting decisions are made on a case-by-case basis by the applicable portfolio manager taking into consideration the potential economic impact of the proposal. Not all ballots are received by PGIM Fixed Income in advance of voting deadlines, but when ballots are received in a timely fashion, PGIM Fixed Income strives to meet its voting obligations. It cannot, however, guarantee that every proxy will be voted prior to its deadline.
With respect to non-U.S. holdings, PGIM Fixed Income takes into account additional restrictions in some countries that might impair its ability to trade those securities or have other potentially adverse economic consequences. PGIM Fixed Income generally votes non-U.S. securities on a best efforts basis if it determines that voting is in the best interests of its clients. Occasionally, a conflict of interest may arise in connection with proxy voting. For example, the issuer of the securities being voted may also be a client of PGIM Fixed Income. When PGIM Fixed Income identifies an actual or potential material conflict of interest between the firm and its clients with respect to proxy voting, the matter is presented to senior management who will resolve such issue in consultation with the compliance and legal departments. Proxy voting is reviewed by the trade management oversight committee. Any client may obtain a copy of PGIM Fixed Income’s proxy voting policy, guidelines and procedures, as well as the proxy voting records for that client’s securities, by contacting the account management representative responsible for the client’s account.
PGIM Real Estate. PGIM Real Estate is a business unit of PGIM. PGIM Real Estate's proxy voting policy contains detailed voting guidelines on a wide variety of issues commonly voted upon by shareholders. These guidelines reflect PGIM Real Estate's judgment of how to further the best long-range economic interest of our clients (i.e., the mutual interest of clients in seeing the appreciation in value of a common investment over time) through the shareholder voting process. PGIM Real Estate’s policy is generally to vote proxies on social or political issues on a case by case basis. Additionally, where issues are not addressed by our policy, or when circumstances

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suggest a vote not in accordance with our established guidelines, voting decisions are made on a case-by-case basis taking into consideration the potential economic impact of the proposal. With respect to international holdings, we take into account additional restrictions in some countries that might impair our ability to trade those securities or have other potentially adverse economic consequences, and generally vote foreign securities on a best efforts basis in accordance with the recommendations of the issuer's management if we determine that voting is in the best economic interest of our clients.
PGIM Real Estate utilizes the services of a third party proxy voting facilitator, and upon receipt of proxies will direct the voting facilitator to vote in a manner consistent with PGIM Real Estate's established proxy voting guidelines described above (assuming timely receipt of proxy materials from issuers and custodians). In accordance with its obligations under the Advisers Act, PGIM Real Estate provides full disclosure of its proxy voting policy, guidelines and procedures to its clients upon their request, and will also provide to any client, upon request, the proxy voting records for that client's securities.

PGIM Global Total Return Fund 86

APPENDIX II: DESCRIPTIONS OF SECURITY RATINGS
MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”)
Long Term Ratings
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.
Short-Term Ratings
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Short-Term Municipal Ratings
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
S&P Global Ratings (“S&P”)
Long-Term Issue Credit Ratings
AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

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A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, they may be outweighed by large uncertainties or major exposure to adverse conditions.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.
C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed exchange offer.
Plus (+) or Minus (–): Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Short-Term Issue Credit Ratings
A-1: A short-term obligation rated 'A-1' is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong.
A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.
A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.
B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

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D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed exchange offer.
Notes Ratings
An S&P notes rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.
◾ Amortization schedule-the longer the final maturity relative to other maturities the more likely it will be treated as a note.
◾ Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
D: D is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
FITCH RATINGS LTD.
International Long-Term Credit Ratings
AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High Credit Quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good Credit Quality. BBB ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B: Highly Speculative. B ratings indicate that material default risk is present.
CCC: Substantial Credit Risk. CCC ratings indicate that substantial credit risk is present.
CC: Very High Levels of Credit Risk. CC ratings indicate very high levels of credit risk.
C: Exceptionally High Levels of Credit Risk. C indicates a default or default-like process has begun, or the issuer is in standstill.

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International Short-Term Credit Ratings
F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High Short-Term Default Risk. Default is a real possibility.
D: Default. Indicates the default of a short-term obligation.
Plus (+) or Minus (–): The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to AAA ratings and ratings below CCC. For the short-term rating category of F1, a “+” may be appended.

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PGIM Global Total Return (USD Hedged) Fund

PROSPECTUS — December 29, 2023
INVESTMENT OBJECTIVE
Total return, through a combination of current income and capital appreciation
PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND
A: PHEAX	C: PHECX	Z: PHEZX	R6: PHEQX

The Securities and Exchange Commission
(“SEC”) has not approved or disapproved the
Fund's shares, nor has the SEC determined
that this prospectus is complete or accurate.
It is a criminal offense to state otherwise.
Mutual funds are distributed by Prudential
Investment Management Services LLC
(“PIMS”), member SIPC. PGIM Fixed Income
is a unit of PGIM, Inc. (“PGIM”), a registered
investment adviser. PIMS and PGIM are
Prudential Financial companies. © 2023
Prudential Financial, Inc. and its related
entities. The Prudential logo and the Rock
symbol are service marks of Prudential
Financial, Inc. and its related entities,
registered in many jurisdictions worldwide.

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

3	FUND SUMMARY
3	INVESTMENT OBJECTIVE
3	FUND FEES AND EXPENSES
4	INVESTMENTS, RISKS AND PERFORMANCE
9	MANAGEMENT OF THE FUND
9	BUYING AND SELLING FUND SHARES
10	TAX INFORMATION
10	PAYMENTS TO FINANCIAL INTERMEDIaries
11	MORE ABOUT THE FUND'S PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
11	INVESTMENT STRATEGIES AND INVESTMENTS
16	RISKS OF INVESTING IN THE FUND
25	HOW THE FUND IS MANAGED
25	BOARD OF DIRECTORS
25	MANAGER
25	SUBADVISERS
26	PORTFOLIO MANAGERS
26	DISTRIBUTOR
27	DISCLOSURE OF PORTFOLIO HOLDINGS
28	FUND DISTRIBUTIONS AND TAX ISSUES
28	DISTRIBUTIONS
28	TAX ISSUES
30	IF YOU SELL OR EXCHANGE YOUR SHARES
31	HOW TO BUY, SELL AND EXCHANGE FUND SHARES
31	HOW TO BUY SHARES
42	HOW TO SELL YOUR SHARES
45	HOW TO EXCHANGE YOUR SHARES
48	FINANCIAL HIGHLIGHTS
53	GLOSSARY
54	APPENDIX A: WAIVERS AND DISCOUNTS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES

FUND SUMMARY
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek total return, through a combination of current income and capital appreciation.
FUND FEES AND EXPENSES
The tables below describe the sales charges, fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may be required to pay commissions to a broker for transactions in Class Z shares, which are not reflected in the table or the example below. You may qualify for sales charge discounts if you and an eligible group of related investors purchase, or agree to purchase in the future, $100,000 or more in shares of the Fund or other funds in the PGIM Funds family. More information about these discounts as well as other waivers or discounts is available from your financial professional and is explained in Reducing or Waiving Class A's and Class C’s Sales Charges on page 33 of the Fund's Prospectus, Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries on page 54 of the Fund's Prospectus and in Rights of Accumulation on page 66 of the Fund's Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)

	Class A	Class C	Class Z	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.25%	None	None	None
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00%*	1.00%**	None	None
Maximum sales charge (load) imposed on reinvested dividends and other distributions	None	None	None	None
Redemption fee	None	None	None	None
Exchange fee	None	None	None	None
Maximum account fee (accounts under $10,000)	$15	$15	None***	None
*Investors who purchase $500,000 or more of Class A shares and sell these shares within 12 months of purchase are also subject to a contingent deferred sales charge (“CDSC”) of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
**Class C shares are sold with a CDSC of 1.00% on sales made within 12 months of purchase.
***Direct Transfer Agent Accounts holding under $10,000 of Class Z shares are subject to the $15 fee.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Z	Class R6
Management fee	0.50%	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	2.00%	10.63%	0.52%	0.29%
Total annual Fund operating expenses	2.75%	12.13%	1.02%	0.79%
Fee waiver and/or expense reimbursement	(1.87)%	(10.50)%	(0.39)%	(0.21)%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	0.88%	1.63%	0.63%	0.58%
(1) PGIM Investments LLC (“PGIM Investments”) has contractually agreed, through February 28, 2025, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.88% of average daily net assets for Class A shares, 1.63% of average daily net assets for Class C shares, 0.63% of average daily net assets for Class Z shares, and 0.58% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Where applicable, PGIM Investments agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, Total Annual Fund Operating Expenses for Class R6 shares will not exceed Total Annual Fund Operating Expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by PGIM Investments for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This waiver may not be terminated prior to February 28, 2025 without the prior approval of the Fund’s Board of Directors.
Example.  The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on
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3

your investment each year, that the Fund's operating expenses remain the same (except that fee waivers or reimbursements, if any, are only reflected in the 1-Year figures) and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$412	$978	$1,571	$3,172
Class C	$266	$2,498	$4,509	$7,366
Class Z	$64	$286	$525	$1,212
Class R6	$59	$231	$418	$958
If Shares Are Not Redeemed

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$412	$978	$1,571	$3,172
Class C	$166	$2,498	$4,509	$7,366
Class Z	$64	$286	$525	$1,212
Class R6	$59	$231	$418	$958
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs  and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE
Principal Investment Strategies.  The Fund seeks investments that will increase in value, as well as pay the Fund interest and other income. The Fund may invest in countries anywhere in the world, and normally invests at least 65% of its total assets in income-producing debt securities of U.S. and foreign corporations and governments, supranational organizations, semi-governmental entities or government agencies, authorities or instrumentalities, investment-grade-rated U.S. or foreign mortgage-related securities, asset backed securities (including collateralized debt obligations and collateralized loan obligations) and U.S. or foreign short-term and long-term bank debt securities or bank deposits. Under normal circumstances, the Fund invests at least 40% of its investable assets in foreign securities, including emerging market securities. The Fund's investments in foreign securities may be lower if conditions are not favorable, but such investments may not be lower than 30% of the Fund's investable assets.
The Fund can invest in securities of developed countries and in developing or emerging market countries that the subadviser believes are stable. The Fund generally considers emerging market countries to be countries included in the JP Morgan Emerging Markets Bond Index Global Diversified Index, the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, the JP Morgan Emerging Local Markets Index Plus or the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified. The Fund may invest in debt securities that are denominated in U.S. dollars or foreign currencies. The Fund may invest up to 35% of its total assets in lower-rated securities, also known as “junk” bonds, and unrated securities, including unrated securities that the subadviser determines are of comparable quality to below investment grade securities.
In addition, under normal market conditions the Fund maintains at least 80% of its net assets in U.S. dollar currency exposure. The subadviser currently expects to hedge all or a portion of the Fund’s foreign currency exposure. The Fund’s currency exposure will include investments in derivatives, subject to the Fund’s derivatives investment restrictions noted below. The Fund may invest up to 25% of its net assets in derivative instruments, including futures, options, options on futures, foreign currency forward contracts, and swaps, to manage its foreign currency exposure, to hedge against losses, to try to enhance return or to reduce (“hedge”) investment risks. The subadviser’s approach to global investing focuses on country and currency selection. The subadviser looks at fundamentals to identify relative value.
In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a
4
PGIM Global Total Return (USD Hedged) Fund

thorough review of the financial health and trends of the issuer. The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security.
The Fund may invest in bonds of any duration. Duration measures the potential volatility of the price of a portfolio of bonds prior to maturity. The Fund also uses derivatives to manage its duration.
Principal Risks.  All investments have risks to some degree. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day-to-day and over time.
You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments.
An investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; and is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The following is a summary description of principal risks of investing in the Fund.
The order of the below risk factors does not indicate the significance of any particular risk factor.
Credit Risk. This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.
Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
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5

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.
The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.
In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds
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PGIM Global Total Return (USD Hedged) Fund

at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser's judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
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Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.
U.S. Government and Agency Securities Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.
Performance. The following bar chart shows the Fund's performance for Class Z shares for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The following table shows the Fund's average annual returns and also compares the Fund’s performance with the average annual total returns of an index or other benchmark. The bar chart and table demonstrate the risk of investing in the Fund by showing how returns can change from year to year.
Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Without the management fee waiver and/or expense reimbursement, if any, the annual total returns would have been lower. Updated Fund performance information, including current net asset value, is available online at www.pgim.com/investments.

Annual Total Returns (Class Z Shares) [1]

20%
10%
0%
-10%
-20%
-30%
0.06
14.38
8.38
-3.44
-16.83
2018
2019
2020
2021
2022

Best Quarter:		Worst Quarter:
7.77%	2nd Quarter 2020	-8.36%	1st Quarter 2022

[1] The total return for Class Z shares from January 1, 2023 to	September 30, 2023	was	4.23%
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PGIM Global Total Return (USD Hedged) Fund

Average Annual Total Returns % (including sales charges) (as of 12-31-22)

Return Before Taxes	One Year	Five Years	Since Inception	Inception Date
Class A Shares	-19.63%	-0.96%	-0.99%	12-12-2017
Class C Shares	-18.27%	-1.04%	-1.07%	12-12-2017
Class R6 Shares	-16.68%	-0.02%	-0.03%	12-12-2017
Class Z Shares % (as of 12-31-22)
Return Before Taxes	-16.83%	-0.08%	-0.11%	12-12-2017
Return After Taxes on Distributions	-18.32%	-1.79%	-1.82%	12-12-2017
Return After Taxes on Distributions and Sale of Fund Shares	-9.93%	-0.68%	-0.70%	12-12-2017
Index % (reflects no deduction for fees, expenses or taxes) (as of 12-31-22)
Bloomberg Global Aggregate (USD Hedged) Index	-11.22%	0.36%	0.39%*
° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class Z shares. After-tax returns for other classes will vary due to differing sales charges and expenses.
* Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.
MANAGEMENT OF THE FUND
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund.
Investment Manager	Subadvisers	Portfolio Managers	Title	Service Date
PGIM Investments LLC	PGIM Fixed Income* PGIM Limited	Gregory Peters	Managing Director and Co-Chief Investment Officer	July 2022
		Robert Tipp, CFA	Managing Director, Chief Investment Strategist, and Head of Global Bonds	December 2017
		Matthew Angelucci, CFA	Principal and Co-Senior Portfolio Manager	October 2018
		Brett Bailey, CFA	Vice President and Portfolio Manager	September 2021
*PGIM Fixed Income is a business unit of PGIM, Inc.
BUYING AND SELLING FUND SHARES
	Class A*	Class C*	Class Z*	Class R6
Minimum initial investment	$1,000	$1,000	None	None
Minimum subsequent investment	$100	$100	None	None
* Certain share classes are generally closed to investments by new group retirement plans.  Please see “How to Buy, Sell and Exchange Fund Shares—Closure of Certain Share Classes to New Group Retirement Plans” in the Prospectus for more information.
For Class A and Class C shares, the minimum initial and subsequent investment for Automatic Investment Plan purchases is $50. Class R6 shares are generally not available for purchase by individuals. Class Z shares may be purchased by certain individuals, subject to certain requirements. Please see “How to Buy, Sell and Exchange Fund Shares—How to Buy Shares—Qualifying for Class Z Shares,” and “—Qualifying for Class R6 Shares” in the Prospectus for purchase eligibility requirements.
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Your financial intermediary may impose different investment minimums. You can purchase or redeem shares on any business day that the Fund is open through the Fund's transfer agent or through servicing agents, including brokers, dealers and other financial intermediaries appointed by the distributor to receive purchase and redemption orders. Current shareholders may also purchase or redeem shares through the Fund's website or by calling (800) 225-1852.
TAX INFORMATION
Dividends, Capital Gains and Taxes. The Fund's dividends and distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.
PAYMENTS TO FINANCIAL INTERMEDIaries
If you purchase Fund shares through a financial intermediary such as a broker-dealer, bank, retirement recordkeeper or other financial services firm, the Fund or its affiliates may pay the financial intermediary for the sale of Fund shares and/or for services to shareholders. This may create a conflict of interest by influencing the financial intermediary or its representatives to recommend the Fund over another investment. Ask your financial intermediary or representative or visit your financial intermediary’s website for more information.
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PGIM Global Total Return (USD Hedged) Fund

MORE ABOUT THE FUND'S PRINCIPAL AND NON-PRINCIPAL INVESTMENT STRATEGIES, INVESTMENTS AND RISKS
INVESTMENT STRATEGIES AND INVESTMENTS
The Fund's investment objective is to seek total return, through a combination of current income and capital appreciation. This means the Fund seeks investments that will increase in value, as well as pay the Fund interest and other income.
In pursuing the Fund's objective, the Fund may invest in countries anywhere in the world, and normally invests at least 65% of its total assets in income-producing debt securities of U.S. and foreign corporations and governments, supranational organizations, semi-governmental entities or government agencies, authorities or instrumentalities, investment-grade U.S. or foreign mortgage-related securities, asset backed securities (including collateralized debt obligations and collateralized loan obligations) and U.S. or foreign short-term and long-term bank debt securities or bank deposits. Under normal circumstances, the Fund invests at least 40% of its investable assets in foreign securities, including emerging market securities. The Fund's investments in foreign securities may be lower if conditions are not favorable, but such investments may not be lower than 30% of the Fund's investable assets. The term “investable assets” in this Prospectus refers to the Fund's net assets plus any borrowings for investment purposes. The Fund's investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.
The Fund can invest in securities of developed countries and in developing or emerging market countries that the subadviser believes are stable. The Fund generally considers emerging market countries to be countries included in the JP Morgan Emerging Markets Bond Index Global Diversified Index, the JP Morgan Government Bond Index-Emerging Markets Global Diversified Index, the JP Morgan Emerging Local Markets Index Plus or the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified. The Fund can invest in debt securities denominated in U.S. dollars and debt securities in foreign countries denominated in U.S. dollars or foreign currencies.
The Fund may invest in debt securities that are “investment-grade.” This means nationally recognized statistical ratings organizations (“NRSROs”), like S&P Global Ratings (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”), have rated the securities within one of their four highest quality grades. A rating is an assessment of the likelihood of the timely payment of interest and repayment of principal and can be useful when comparing different debt obligations. In the event that a security receives different ratings from different NRSROs, the Fund will treat the security as being rated in the highest rating category received from a NRSRO. If the three primary NRSROs used by the Fund (Moody’s, S&P and/or Fitch, Inc.) do not rate a security, the Fund will treat the security as being rated in the highest rating category received from Japan Credit Agency, Ltd. and DBRS Morningstar, if any.
Up to 35% of the Fund’s total assets may be invested in lower-rated securities, also known as “junk” bonds, and unrated securities, including unrated securities that the subadviser determines are of comparable quality to below investment grade securities. Lower rated securities are riskier than investment-grade debt obligations and considered “speculative” with respect to their capacity to pay principal and interest.
The Fund may invest in bonds of any duration. Duration measures the potential volatility of the price of a portfolio of bonds prior to maturity. Duration is the magnitude of the change in price of a bond relative to a given change in the market interest rate. Duration incorporates a bond’s yield, coupon interest payments, final maturity, call and put features and prepayment exposure into one measure. As of October 31, 2023, the Fund’s weighted average duration was 6.37 years. The Fund also uses derivatives to manage its duration.
In addition, under normal market conditions the Fund maintains at least 80% of its net assets in U.S. dollar currency exposure. The subadviser currently expects to hedge all or a portion of the Fund’s foreign currency exposure. The Fund’s currency exposure will include investments in derivatives. The Fund may invest up to 25% of its net assets in derivative instruments, including futures, options, options on futures, foreign currency forward contracts, and swaps, to
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try to manage its foreign currency exposure, to hedge against losses, to enhance return or to reduce (“hedge”) investment risks. The subadviser’s approach to global investing focuses on country and currency selection. The subadviser looks at fundamentals to identify relative value.
In managing the Fund’s assets, the subadviser uses a combination of top-down economic analysis and bottom-up research in conjunction with proprietary quantitative models and risk management systems. In the top-down economic analysis, the subadviser develops views on economic, policy and market trends by continually evaluating economic data that affect the movement of markets and securities prices. This top-down macroeconomic analysis is integrated into the subadviser’s bottom-up research which informs security selection. In its bottom-up research, the subadviser develops an internal rating and outlook on issuers. The rating and outlook are determined based on a thorough review of the financial health and trends of the issuer, which include a review of the composition of revenue, profitability, cash flow margin, and leverage.
The subadviser may also consider investment factors such as expected total return, yield, spread and potential for price appreciation as well as credit quality, maturity and risk. The Fund may invest in a security based upon the expected total return rather than the yield of such security. The subadviser may also utilize proprietary quantitative tools to support relative value trading and asset allocation for portfolio management as well as various risk models to support risk management.
The subadviser has a team of fixed income professionals, including credit analysts and traders, with experience in many foreign fixed income securities markets. In selecting portfolio securities, the subadviser considers country and currency selection, economic conditions and interest rate fundamentals. The subadviser also evaluates individual debt securities within each fixed income sector based upon their relative investment merit and considers factors such as yield, duration and potential for price appreciation as well as credit quality, maturity and risk.
The Fund's investment objective is not a fundamental policy. The Fund's investment policy is not a fundamental investment policy.
Mortgage-Related Securities
The Fund invests in investment-grade U.S. or foreign mortgage-related securities issued or guaranteed by U.S. governmental entities or private issuers. These securities are usually pass-through instruments that pay investors a share of all interest and principal payments from an underlying pool of fixed or adjustable rate mortgages. Mortgage-related securities issued by the U.S. Government include Government National Mortgage Association (“GNMA” or “Ginnie Mae”) and mortgage-related securities issued by agencies of the U.S. Government as well as Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and debt securities issued by Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). The U.S. Government or the issuing agency directly or indirectly guarantees the payment of interest and principal on these securities. Privately issued mortgage-related securities that are not guaranteed by U.S. governmental entities generally have one or more types of credit enhancement to ensure timely receipt of payments and to protect against default. Private issuer mortgage-backed securities may include loans on commercial or residential properties.
Mortgage pass-through securities include collateralized mortgage obligations, multi-class pass-through securities and stripped mortgage-backed securities. A collateralized mortgage obligation (“CMO”) is a security backed by an underlying portfolio of mortgages or mortgage-backed securities that may be issued or guaranteed by a bank or by U.S. governmental entities. A multi-class pass-through security is an interest in a trust composed of underlying mortgage assets. Payments of principal of and interest on the mortgage assets and any reinvestment income thereon provide funds to pay debt service on the CMO or to make scheduled distributions on the multi-class pass-through security. A stripped mortgage-backed security (“MBS strip”) may be issued by U.S. governmental entities or by private institutions. MBS strips take the pieces of a debt security (principal and interest) and break them apart. The resulting securities may be sold separately and may perform differently.
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PGIM Global Total Return (USD Hedged) Fund

The values of mortgage-related securities vary with changes in market interest rates generally and changes in yields among various kinds of mortgage-related securities. Such values are particularly sensitive to changes in prepayments of the underlying mortgages. For example, during periods of falling interest rates, prepayments tend to accelerate as homeowners and others refinance their higher rate mortgages; these prepayments reduce the anticipated duration of the mortgage-related securities. Conversely, during periods of rising interest rates, prepayments can be expected to decelerate, which has the effect of extending the anticipated duration at the same time that the value of the securities declines. MBS strips tend to be even more highly sensitive to changes in prepayment and interest rates than mortgage-related securities and CMOs generally.
Structured Product Securities
Structured product securities include secured loans backed by commercial real estate, residential real estate, commercial or consumer loans such as agency and non-agency mortgage-backed securities (“MBS”) (including commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), and “CMOs”), asset-backed securities (“ABS”) (including collateralized debt obligations (“CDOs”) such as collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”)), and other similar securities and related instruments. The Fund generally may not invest more than 5% of its total assets in unregistered or privately issued structured product securities (excluding structured products offered and sold in the U.S. in reliance on Rule 144A or Regulation S under the Securities Act of 1933) that, at the time of purchase, (i) are classified as illiquid, and (ii) for which there is no current market price (“Other Unregistered Structured Products”). If an identifiable market for the structured product develops after the Fund’s purchase of the security, the structured product will no longer be subject to this 5% limitation.
Adjustable/Floating Rate Securities
The Fund may invest in adjustable or floating rate securities whose interest rate is calculated by reference to a specific index and is reset periodically. The value of adjustable or floating rate securities does not respond as quickly to changing interest rates as do fixed rate securities.
Investments in Affiliated and Unaffiliated Funds
The Fund may invest its assets in affiliated or unaffiliated funds, including exchange-traded funds. The Fund can invest its free cash balances in short-term bond funds and/or money market funds to obtain income on short-term cash balances while awaiting attractive investment opportunities, to provide liquidity in preparation for anticipated redemptions or for defensive purposes. Such an investment could also allow the Fund to obtain the benefits of a more diversified portfolio available in the funds than might otherwise be available through direct investments in those asset classes, and will subject the Fund to the risks associated with the particular asset class. The investment results of the portions of the Fund’s assets invested in the other funds will be based on the investment results of the other funds. As a shareholder in other funds, the Fund will pay its proportional share of the expenses of the other funds.
The affiliated short-term bond funds and certain affiliated money market funds do not pay a management fee to the investment manager, since the investment manager only receives reimbursement for its expenses. Thus, shareholders of the Fund are not paying management fees for both the Fund and the affiliated short-term bond funds and money market funds.
To the extent the Fund serves as an underlying investment for other registered funds, the Fund may be prohibited from investing in certain registered funds and private funds.
Asset-Backed Securities
The Fund may invest in asset-backed securities. An asset-backed security is a type of pass-through instrument where the cash flow generated by the underlying assets is applied to make required payments on the security and to pay related administrative expenses. Underlying assets generating this cash flow may include mortgages, automobile loans, credit card receivables or similar assets supported by periodic payments. Asset-backed securities may also be collateralized by a portfolio of corporate debt, including bonds, junk bonds, corporate loans, or other types of corporate debt, or other corporate and municipal securities. Credit quality depends primarily on the quality of the underlying asset, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit
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13

quality of the swap counterparty, if any. The value of the security may change because of actual or perceived changes in the creditworthiness of the individual borrowers, the originator, the servicing agent, the financial institution providing the credit support or the swap counterparty. Asset-backed securities in which the Fund invests may include collateralized debt obligations (“CDOs”), which may include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”).
Derivative Strategies
Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying instruments, indices or currencies. The Fund may use various derivative strategies to try to improve the Fund's returns. The subadviser may also use hedging techniques to try to protect the Fund's assets. A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more investments, indices or currencies. Derivatives may be traded or listed on organized exchanges, or in individually negotiated transactions with other parties (these are known as “over-the-counter” derivatives). The Fund may be limited in its use of derivatives by rules adopted by the SEC governing derivatives transactions. Although the Fund has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.
Because the Fund is a global fund and invests in securities denominated in different foreign currencies, the Fund may use currency derivative positions. Currency derivative positions can help protect the Fund’s net asset value from declining if a particular foreign currency were to decrease in value compared to the U.S. dollar, but can also decline in value should the currency derivative position move against the Fund.
Foreign Currency Forward Contracts. The Fund may enter into foreign currency forward contracts to protect the value of its assets against future changes in the level of foreign exchange rates or to enhance returns. A foreign currency forward contract is an obligation to buy or sell a given currency on a future date and at a set price or to make or receive a cash payment based on the value of a given currency at a future date. Delivery of the underlying currency is expected, the terms are individually negotiated, the counterparty is not a clearing corporation or an exchange, and payment on the contract is made upon delivery, rather than daily.
Futures Contracts and Related Options. The Fund may purchase and sell financial futures contracts and related options on financial futures. A futures contract is an agreement to buy or sell a set quantity of an underlying asset at a future date, or to make or receive a cash payment based on the value of a securities index, or some other asset, at a stipulated future date. The terms of futures contracts are standardized. In the case of a financial futures contract based upon a broad index, there is no delivery of the securities comprising the underlying index, margin is uniform, a clearing corporation or an exchange is the counterparty and the Fund makes daily margin payments based on price movements in the index. An option gives the purchaser the right to buy or sell securities or currencies, or in the case of an option on a futures contract, the right to buy or sell a futures contract in exchange for a premium.
Options. The Fund may purchase and sell put and call options on debt securities, aggregates of debt securities, financial indices, and currencies traded on U.S. or foreign securities exchanges or in the over-the-counter market. An option gives the purchaser the right to buy or sell securities or such currencies in exchange for a premium.
Options on Securities and Financial Indices. The Fund may purchase and sell put and call options on securities  and financial indices traded on US or non-US securities exchanges, on NASDAQ or in the over-the-counter market. An option gives the purchaser the right to buy or sell securities in exchange for a premium.
Swap Transactions. The Fund may enter into swap transactions. Swap agreements are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. There are various types of swaps, including but not limited to credit default swaps, interest rate swaps, total return swaps and index swaps.
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PGIM Global Total Return (USD Hedged) Fund

Dollar Rolls
The Fund may enter into dollar rolls in which the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase as well as the interest earned on the cash proceeds of the initial sale.
Equity and Equity-Related Securities
From time to time, the Fund may purchase or hold equity or equity-related securities incidental to the purchase or ownership of fixed income instruments or in connection with a reorganization of a borrower. These include common stock, preferred stock or securities that may be converted into or exchanged for common stock—known as convertible securities—like rights and warrants.
Floating Rate and Other Loans
The Fund may invest in fixed and floating rate loans (secured or unsecured) arranged through private negotiations between a company as the borrower and one or more financial institutions as lenders. These types of investments can be in the form of loan participations or assignments.
Loan participations and assignments are nonconvertible corporate debt instruments of varying maturities. With participations, the Fund has the right to receive payments of principal, interest and fees from the lender conditioned upon the lender's receipt of payment from the borrower. In participations, the Fund generally does not have direct rights against the borrower on the loan, which means that if the borrower does not pay back the loan or otherwise comply with the loan agreement, the Fund will not have the right to make it do so. With assignments, the Fund has direct rights against the borrower on the loan, but its rights may be more limited than the original lender's.
Other Debt Securities
The Fund can invest up to 35% of its total assets in other debt securities such as convertible securities. Convertible securities include convertible preferred stocks and debt securities of a corporation that may be converted into underlying shares of common stock either because they have warrants attached or otherwise permit the holder to buy common stock of the corporation at a set price. Convertible securities provide an income stream (usually lower than non-convertible bonds) and give investors opportunities to participate in the capital appreciation of the underlying common stock. Convertible securities typically offer greater potential for appreciation than non-convertible securities.
Repurchase Agreements
The Fund may enter into repurchase agreements, where a party agrees to sell a security to the Fund and then repurchases it at an agreed-upon price at a stated time. This creates a fixed return for the Fund, and is, in effect, a loan by the Fund. Repurchase agreements are used for cash management purposes only.
Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements, where the Fund sells a security with an obligation to repurchase it at an agreed-upon price and time. Reverse repurchase agreements that involve borrowing to take advantage of investment opportunities, a practice known as leverage, could magnify losses. If the Fund borrows money to purchase securities and those securities decline in value, then the value of the Fund's shares will decline faster than if the Fund were not leveraged. In addition, interest costs and investment fees relating to leverage may exceed potential investment gains.
Securities Lending
Consistent with applicable regulatory requirements, the Fund may lend portfolio securities with a value up to 33 1∕3% of its total assets to brokers, dealers and other financial organizations to earn additional income. Loans of portfolio securities will be collateralized by cash.
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Short Sales
The Fund may make short sales of a security. This means that the Fund may sell a security that it does not own, which it may do, for example, when the subadviser thinks the value of the security will decline. The Fund generally borrows the security to deliver to the buyers in a short sale. The Fund must then replace the borrowed security by purchasing it at the market price at the time of replacement. The Fund may make short sales “against the box.” In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security at no additional cost through conversion or exchange of other securities it owns.
Stripped Securities
The Fund may invest in “stripped securities” of U.S. and foreign debt securities. Stripped securities are those with the principal and interest sold separately.
Zero Coupon Bonds
The Fund may invest in zero coupon bonds. Zero coupon bonds do not pay interest during the life of the security. An investor purchases the security at a price that is less than the amount the investor will receive when the borrower repays the amount borrowed (face value).
Temporary Defensive Investments
In response to adverse market, economic or political conditions, the Fund may take a temporary defensive position and invest up to 100% of its investable assets in money market instruments, including short-term obligations of, or securities guaranteed by, the U.S. Government, its agencies or instrumentalities, or in high-quality obligations of U.S. or non-U.S. banks and corporations, and may hold up to 100% of its investable assets in cash or cash equivalents. Although the subadviser has the ability to take defensive positions, it may choose not to do so for a variety of reasons, even during volatile market conditions. Investing heavily in these securities is inconsistent with and limits the Fund's ability to achieve its investment objective, but may help to preserve the Fund's assets.
Other Investments
In addition to the strategies and securities discussed above, the Fund may use other strategies or invest in other types of securities as described in the Statement of Additional Information (“SAI”). The Fund might not use all of the strategies or invest in all of the types of securities as described in the Prospectus or in the SAI.
The table below summarizes the investment limits applicable to the Fund’s principal investment strategies and certain non-principal investment strategies.
Principal & Certain Non-Principal Strategies: Investment Limits
◾Income-producing debt securities: Normally, at least 65% of total assets
◾U.S. dollar currency exposure: At least 80% of net assets
◾Foreign Securities: At least 40% of investable assets (under normal conditions); otherwise at least 30% of investable assets
◾Junk bonds and all unrated securities: Up to 35% of total assets
◾Derivatives (including swaps): Up to 25% of net assets (subject to the Fund's operation under the requirements of Rule
18f-4 under the Investment Company Act of 1940)
◾Short Sales: Up to 25% of net assets (excluding short sales against-the-box)
◾Asset-backed securities: Up to 35% of total assets
◾Mortgage-related securities: Percentage varies
◾U.S. Government and Agency securities: Percentage varies
◾Bank Loan Investments: Up to 10% of net assets
◾Illiquid Investments: Up to 15% of net assets
◾Money market instruments: Up to 100% of investable assets on temporary basis
◾Borrowing: Up to 33 1∕3% of total assets
◾Adjustable/floating rate securities: Percentage varies
◾Other Unregistered Structured Products: Up to 5% of total assets

RISKS OF INVESTING IN THE FUND
The order of the below risk factors does not indicate the significance of any particular risk factor.
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PGIM Global Total Return (USD Hedged) Fund

Adjustable and Floating Rate Securities Risk. The value of adjustable and floating rate securities may lag behind the value of fixed rate securities when interest rates change. Such securities may be subject to extended settlement periods (longer than seven days) and in unusual market conditions, with a high volume of shareholder redemptions, may present a risk of loss to the Fund or may impair the Fund’s ability satisfy shareholder redemption requests.
Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.
“Covenant-Lite” Risk. Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.
Credit Risk. This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.
Currency Risk. The Fund's net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.
Cyber Security Risk. Failures or breaches of the electronic systems of the Fund, the Fund's manager, subadviser, distributor, and other service providers, or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund's service providers or issuers of securities in which the Fund invests.
Debt Obligations Risk. Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund's holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.
Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in
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unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund's use of derivatives may also increase the amount of taxes payable by shareholders.
Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund's derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.
Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.
Dollar Rolls Risk. Dollar rolls involve the risk that the market value of the securities that the Fund is committed to buy may decline below the price of the securities the Fund has sold. If the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund's right to purchase or repurchase securities under a dollar roll may be restricted. Successful use of dollar rolls depends on the ability to correctly predict interest rates and prepayments, depending on the underlying security. These transactions may involve leverage.
Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.
Emerging Markets Risk. The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.
The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.
Investing through the Bond Connect Program Risk. The Fund may invest in Chinese bonds traded on the China Interbank Bond Market (“CIBM”) through the China-Hong Kong Bond Connect program (“Bond Connect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds securities purchased via Bond Connect on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian. This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder.
Laws, rules, regulations, policies, notices, circulars or guidelines relating to the Bond Connect program, as published or applied by the relevant authorities of the PRC and Hong Kong, are subject to change from time to time. There can be no assurance that the Bond Connect program will not be restricted, suspended or abolished. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new. In the event of
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PGIM Global Total Return (USD Hedged) Fund

systems malfunctions or extreme market conditions, trading via Bond Connect could be disrupted. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns.
Bond Connect is only available on days when markets in both the PRC and Hong Kong are open. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position and, therefore, may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Uncertainties in the PRC tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for the Fund.
Equity and Equity-Related Securities Risk. Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.
Exchange-Traded Funds (“ETFs”) Risk. Investing in securities issued by ETFs involves risks similar to those of investing directly in the securities and other assets held by the ETF. Unlike shares of typical mutual funds, shares of ETFs are generally traded on an exchange throughout a trading day and bought and sold based on market values and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value, which may be substantial during periods of market stress. The trading price of an index-based ETF is expected to (but may not) closely track the net asset value of the ETF, and the Fund will generally gain or lose value consistent with the performance of the ETF’s portfolio securities. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by an ETF (including ETFs managed by the Manager or the subadviser(s)) in which it invests, including advisory fees (to the extent not offset by the Manager through waivers). These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. An index-based ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the Fund would be unable to sell its ETF shares unless and until trading is resumed.
Floating Rate and Other Loans Risk. The Fund's ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund's access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund's ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser's credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks
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of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.
Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund's performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.
In addition, the Fund's investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.
Increase in Expenses Risk. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.
Interest Rate Risk. The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund's holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
Junk Bonds Risk. High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market's psychology.
Large Shareholder and Large Scale Redemption Risk. Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. Certain of these entities may use predetermined, nondiscretionary mathematical formulas in their investment process that may result in large-scale asset flows into and out of the Fund. These shareholders may also pledge or loan Fund shares (to secure financing or otherwise), which may result in the shares becoming concentrated in another party. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their
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PGIM Global Total Return (USD Hedged) Fund

investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Such redemptions may cause the Fund to have to sell securities at inopportune times or prices. These transactions may adversely affect the Fund’s performance and increase transaction costs. In addition, large redemption requests may exceed the cash balance of the Fund and result in credit line borrowing fees and/or overdraft charges to the Fund until the sales of portfolio securities necessary to cover the redemption request settle. To the extent a large shareholder in the Fund is an entity subject to domestic and/or international regulations governing banking, insurance, or other financial institutions, changes in those regulations (e.g., capital requirements) or in the shareholder’s financial status may cause or require the shareholder to redeem its investment in the Fund when it otherwise would not choose to redeem that investment. It is also possible that a significant redemption could result in an increase in Fund expenses on account of being spread over a smaller asset base, and therefore make it more difficult for the Fund to implement its investment strategy. Large redemptions could also result in tax consequences to shareholders. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.
Liquidity Risk. Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to take advantage of other investment opportunities.
Management Risk. Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser's judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund's benchmark and other funds with similar investment objectives.
Market Disruption and Geopolitical Risks. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).
The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Market Risk. Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities are particularly susceptible to prepayment and extension risks, because prepayments on the underlying mortgages tend to increase when interest rates fall and decrease when interest rates rise. Prepayments may also occur on a scheduled basis or due to foreclosure. When market interest rates increase, mortgage refinancings and prepayments slow, which lengthens the
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effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund.
Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rates of prepayment of the underlying mortgages tend to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.
At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses on securities purchased at a premium.
The value of mortgage-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. In addition, for mortgage-backed securities, when market conditions result in an increase in the default rates on the underlying mortgages and the foreclosure values of the underlying real estate are below the outstanding amount of the underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. For mortgage derivatives and structured securities that have embedded leverage features, small changes in interest or prepayment rates may cause large and sudden price movements. Mortgage derivatives can also become illiquid and hard to value in declining markets.
Asset-backed securities are structured like mortgage-backed securities and are subject to many of the same risks, including prepayment risk, extension risk, credit risk and interest rate risk. The ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets or to otherwise recover from the underlying obligor may be limited. Certain asset-backed securities present a heightened level of risk because, in the event of default, the liquidation value of the underlying assets may be inadequate to pay any unpaid principal or interest.
Reference Rate Risk. The Fund may be exposed to financial instruments that recently transitioned from using or continue to use the London Interbank Offered Rate (LIBOR) or synthetic version thereof to determine payment obligations, financing terms, hedging strategies or investment value.
The United Kingdom's Financial Conduct Authority (the “FCA”) announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings ceased to be published or are no longer representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The FCA will permit the use of synthetic U.S. dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if and when the Fund invests the proceeds from matured, traded or called fixed income instruments at market interest rates that are below the portfolio's current earnings rate. A decline in income could affect the Fund's NAV or its overall return.
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PGIM Global Total Return (USD Hedged) Fund

Repurchase Agreements Risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the Fund has purchased has decreased, the Fund could experience a loss.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to the Fund. Reverse repurchase agreements also involve leverage, which may exaggerate the increase or decrease of the value of the Fund’s assets during the term of the agreement.
Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected. These events could trigger adverse tax consequences for the Fund.
Short Sales Risk. Short sales involve costs and risks. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money to the extent that the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Although the Fund’s gain is limited to the price at which it sold the securities short, its potential loss is limited only by the maximum attainable price of the securities, less the price at which the security was sold and may, theoretically, be unlimited. The Fund may also make short sales “against the box.” When selling short against the box, the Fund gives up the opportunity for capital appreciation in the security.
Spread Risk. Spread risk is the risk that wider credit spreads and decreasing market values typically represent a deterioration of the fixed income instrument's credit soundness and a perceived greater likelihood or risk of default by the issuer. Fixed income instruments generally compensate for greater credit risk by paying interest at a higher rate. As the spread on a security widens (or increases), the price (or value) of the security generally falls.
Stripped Securities Risk. Stripped securities are more volatile than securities where the principal and interest have not been separated. Principal-only stripped securities do not make periodic interest payments, and generally lose value when interest rates rise. The value of stripped securities generally fluctuates more in response to interest rate movements than the value of traditional bonds. Interest-only stripped securities generally have greater risk of loss compared to principal-only stripped securities.
Structured Products Risk. Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.
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U.S. Government and Agency Securities Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.
Zero Coupon Bond Risk. Zero coupon bonds may experience greater volatility in market value due to changes in interest rates. The Fund accrues income on the discount amortization of these investments, which it is required to distribute each year. The Fund may be required to sell investments to obtain cash needed for income distributions.
Please note that, in addition to the risks discussed above, there are many other factors that may impact the Fund’s ability to achieve its investment objective and which could result in a loss of all or a part of your investment.
More information about the Fund’s investment strategies and risks appears in the SAI.
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PGIM Global Total Return (USD Hedged) Fund

HOW THE FUND IS MANAGED
BOARD OF DIRECTORS
The Fund is overseen by a Board of Directors (hereafter referred to as “Directors” or the “Board”). The Board oversees the actions of the Manager, subadviser and distributor and decides on general policies. The Board also oversees the Fund's officers, who conduct and supervise the daily business operations of the Fund.
MANAGER
PGIM Investments LLC (“PGIM Investments”)
655 Broad Street
Newark, NJ 07102-4410
Under a management agreement with the Fund, PGIM Investments manages the Fund's investment operations and administers its business affairs and is responsible for supervising the Fund's subadviser. For the fiscal year ended October 31, 2023, the Fund paid PGIM Investments management fees (net of waivers, as applicable) at the effective rate of 0.50% of the Fund's average daily net assets for all share classes.
PGIM Investments and its predecessors have served as a manager or administrator to investment companies since 1987. As of October 31, 2023 PGIM Investments, a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential”), served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as the manager or administrator to closed-end investment companies, with aggregate assets of approximately $272.3 billion.
Subject to the supervision of the Board, PGIM Investments is responsible for conducting the initial review of prospective subadvisers for the Fund. In evaluating a prospective subadviser, PGIM Investments considers many factors, including the firm's experience, investment philosophy and historical performance. Subject to the Board’s oversight, PGIM Investments is also responsible for monitoring the performance of the Fund's subadviser and recommending its termination and replacement when deemed appropriate. PGIM Investments may provide a subadviser with additional investment guidelines consistent with the Fund's investment objective and restrictions.
PGIM Investments and the Fund operate under an exemptive order (the “Order”) from the SEC that generally permits PGIM Investments to enter into or amend agreements with unaffiliated subadvisers without obtaining shareholder approval. This authority is subject to certain conditions, including the requirement that the Board must approve any new or amended agreements with a subadviser. Shareholders of the Fund still have the right to terminate these agreements at any time by a vote of the majority of the outstanding shares of the Fund. The Fund will notify shareholders of any new subadvisers engaged or material amendments to subadvisory agreements made pursuant to the Order. Any new subadvisory agreement or amendment to the Fund’s management agreement or current subadvisory agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by the Fund will be submitted to the Fund’s shareholders for their approval. PGIM Investments does not currently intend to retain unaffiliated subadvisers.
A discussion of the basis for the Board's approvals of the management and subadvisory agreements is available in the Fund's Annual Report to shareholders dated October 31.
SUBADVISERS
PGIM, Inc. (“PGIM”) is an indirect, wholly-owned subsidiary of Prudential that was organized in 1984. Its address is 655 Broad Street, Newark, New Jersey 07102. As of September 30, 2023, PGIM managed approximately $1.22 trillion in assets.
PGIM Fixed Income is the primary fixed income asset management unit of PGIM, with $744.2 billion in assets under management as of September 30, 2023 and is the unit of PGIM that provides fixed income investment advisory services to the Fund.*
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PGIM Fixed Income’s investment strategies include but are not limited to the following: multi-sector, investment grade credit, securitized products, leveraged finance, emerging markets and alternative strategies.
* PGIM Fixed Income's assets under management includes the assets under management of PGIM Limited, an indirect wholly-owned subsidiary of PGIM.
PGIM Limited is an indirect wholly-owned subsidiary of PGIM. PGIM Limited is located at Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR. PGIM Limited provides investment advisory services with respect to securities in certain foreign markets. As of September 30, 2023, PGIM Limited managed approximately $51.8 billion in assets.
PORTFOLIO MANAGERS
Robert Tipp, CFA, Matthew Angelucci, CFA, Brett Bailey, CFA, and Gregory Peters are jointly and primarily responsible for the day-to-day management of the Fund.
Robert Tipp, CFA, is a Managing Director, Chief Investment Strategist, and Head of Global Bonds at PGIM Fixed Income. Mr. Tipp is also one of the co-heads on the Multi-Sector Team at PGIM Fixed Income. Mr. Tipp has worked at the Firm since 1991, where he has held a variety of senior investment manager and strategist roles. Prior to joining the firm, he was a Director in the Portfolio Strategies Group at the First Boston Corporation, where he developed, marketed, and implemented strategic portfolio products for money managers. Before that, Mr. Tipp was a Senior Staff Analyst at the Allstate Research & Planning Center, and managed fixed income and equity derivative strategies at Wells Fargo Investment Advisors. He received a BS in Business Administration and an MBA from the University of California, Berkeley. Mr. Tipp holds the Chartered Financial Analyst (CFA) designation.
Matthew Angelucci, CFA, is a Principal and portfolio manager on the Multi-Sector Team at PGIM Fixed Income. In addition, he is responsible for the Global Bond Strategies. Mr. Angelucci specializes in country and sector allocation, global rates positioning, and issue selection within sovereign securities and derivatives. Prior to assuming his current position, he was a financial analyst in the Portfolio Analysis Group where he was responsible for performance attribution and providing daily risk analysis and analytic support to the Global Government portfolio management team. Mr. Angelucci joined the Firm in 2005. He received a BS in Corporate Finance and Accounting from Bentley University. Mr. Angelucci holds the Chartered Financial Analyst (CFA) designation.
Brett Bailey, CFA, is a Vice President and portfolio manager on the Multi-Sector Team at PGIM Fixed Income. Previously, he was a financial analyst in the Portfolio Analysis Group, responsible for performance attribution and providing daily risk analysis and analytic support to the Global Government and Emerging Market portfolio management teams. Mr. Bailey joined the Firm in 2007. He received a BS in Economics and Finance from Villanova University and holds the Chartered Financial Analyst (CFA) designation.
Gregory Peters is Managing Director and Co-Chief Investment Officer of PGIM Fixed Income. Mr. Peters is one of the co-heads on the Multi-Sector Team at PGIM Fixed Income. Prior to joining the Firm in 2014, Mr. Peters was Morgan Stanley's Global Director of Fixed Income & Economic Research and Chief Global Cross Asset Strategist, responsible for the Firm's macro research and asset allocation strategy. Earlier, he worked at Salomon Smith Barney and the Department of U.S. Treasury. He received a BA in Finance from The College of New Jersey and an MBA from Fordham University. Mr. Peters is a member of the Fixed Income Analyst Society and the Bond Market Association. Mr. Peters was named a 2019 winner of the Pension and Investment Provider Award for Global Multi-Asset Credit.
Additional information about portfolio manager compensation, other accounts managed, and portfolio manager ownership of Fund securities may be found in the SAI.
DISTRIBUTOR
Prudential Investment Management Services LLC (“PIMS” or the “Distributor”) distributes each class of the Fund's shares under a Distribution Agreement with the Fund. The Fund has Distribution and Service Plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), applicable to certain of the Fund's shares. Under the Plans and the Distribution Agreement, the Distributor pays the expenses of
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PGIM Global Total Return (USD Hedged) Fund

distributing the shares of all share classes of the Fund. The Distributor also provides certain shareholder support services. Under the Plans, certain classes of the Fund pay distribution and other fees to the Distributor as compensation for its services. These fees—known as 12b-1 fees—are set forth in the “Fund Fees and Expenses” tables.
Because these fees are paid from the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities are described in the Fund's SAI and on the Fund's website at www.pgim.com/investments.
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FUND DISTRIBUTIONS AND TAX ISSUES
DISTRIBUTIONS
The Fund distributes dividends to shareholders out of any net investment income. For example, if the Fund owns ACME Corp. stock and the stock pays a dividend, the Fund will pay out a portion of this dividend to its shareholders, assuming the Fund’s income is more than its costs and expenses. The dividends you receive from the Fund will be subject to taxation whether or not they are reinvested in the Fund, unless your shares are held in a qualified or tax-deferred plan or account.
The Fund also distributes any net realized capital gains to shareholders. Capital gains are generated when the Fund sells its assets for a profit. For example, if the Fund bought 100 bonds of ACME Corp. for a total of $1,000 and more than one year later sold the bonds for a total of $1,500, the Fund has net long-term capital gains of $500, which it will pass on to shareholders (assuming the Fund's remaining total gains are greater than any losses it may have).
For your convenience, the Fund’s distributions of dividends and net capital gains are automatically reinvested in the Fund without any sales charge. If you ask us to pay the distributions in cash, we will send you a check if your account is with Prudential Mutual Fund Services LLC (“PMFS” or the “Transfer Agent”). Otherwise, if your account is with a broker, you will receive a credit to your account. Either way, the distributions may be subject to income taxes, unless your shares are held in a qualified or tax-deferred plan or account. If your dividend distribution check remains uncashed for more than six months, your check may be invested in additional shares of the Fund at the next net asset value (“NAV”) calculated on the day of the investment. For more information about automatic reinvestment and other shareholder services, see “Additional Shareholder Services” in the next section.
The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.
Expected Distribution Schedule*
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually
*Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.
TAX ISSUES
Investors who buy Fund shares should be aware of some important tax issues. For example, the Fund distributes dividends of net investment income and realized net capital gains, if any, to shareholders. Fund distributions and gain from the sale of Fund shares are subject to federal income taxes, unless you hold your shares in a 401(k) plan, an Individual Retirement Account (“IRA”) or some other qualified or tax-deferred plan or account. Dividends and distributions from the Fund also may be subject to state and local income tax in the state where you live.
The following briefly discusses some of the important income tax issues you should be aware of, but is not meant to be tax advice. For tax advice, please speak with your tax adviser.
Fund Distributions
Fund distributions of net capital gains are taxed differently depending on how long the Fund holds the security. If the Fund holds a security for more than one year before selling it, any gain is treated as long-term capital gain which is generally taxed at rates of up to 15% or 20% for non-corporate U.S. shareholders, depending on whether their incomes exceed certain threshold amounts, which are adjusted annually for inflation. If the Fund holds the security for one year or less, any gain is treated as short-term capital gain, which is taxed at rates applicable to ordinary income, subject to a maximum tax rate of 37%. Different rates apply to corporate shareholders.
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PGIM Global Total Return (USD Hedged) Fund

Dividends from net investment income paid to a non-corporate U.S. shareholder that are reported as qualified dividend income will generally be taxable to such shareholder at the long-term capital gain tax rate. Dividends of net investment income that are not reported as qualified dividend income will be taxable to shareholders at ordinary income rates. Also, a portion of the dividends paid to corporate shareholders of the Fund will be eligible for the dividends received deduction to the extent the Fund’s income is derived from certain dividends received from U.S. corporations. Between 2018 and 2025, the Fund may report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses.
A U.S. shareholder that is an individual, estate or certain type of trust is subject to a 3.8% Medicare contribution tax on the lesser of (1) the U.S. shareholder’s “net investment income,” including Fund distributions and net gains from the disposition of Fund shares, and (2) the excess of the U.S. shareholder’s modified adjusted gross income for the taxable year over $200,000 (or $250,000 for married couples filing jointly). For this purpose, net investment income includes interest, dividends, annuities, royalties, capital gain and income from a passive activity business or a business of trading in financial instruments or commodities.
Form 1099
For every year the Fund declares a dividend, you will receive a Form 1099, which reports the amount of ordinary income distributions and long-term capital gains we distributed to you during the prior year unless you own shares of the Fund as part of a qualified or tax-deferred plan or account. If you do own shares of the Fund as part of a qualified or tax-deferred plan or account, your taxes are deferred, so you will not receive a Form 1099 annually, but instead you will receive a Form 1099 when you take any distribution from your qualified or tax-deferred plan or account.
Fund distributions are generally taxable to you in the calendar year in which they are received, except when we declare certain dividends and distributions in the fourth quarter, with a record date in such quarter, and actually pay them in January of the following year. In such cases, the dividends and distributions are treated as if they were paid on December 31st of the prior year.
Cost Basis Reporting
Mutual funds must report cost basis information to you and the IRS when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. The cost basis regulations also require mutual funds to report whether a gain or loss is short-term (shares held one year or less) or long-term (shares held more than one year) for all shares acquired on or after January 1, 2012 that are subsequently sold or exchanged. The Transfer Agent is not required to report cost basis information on shares acquired before January 1, 2012. However, in most cases the Transfer Agent will provide this information to you as a service.
Withholding Taxes
If federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status and you fail to do this, or if you are otherwise subject to backup withholding, we will withhold and pay to the U.S. Treasury a portion of your distributions and sale proceeds, based on the backup withholding rate.
Taxation of Non-U.S. Shareholders
For a discussion regarding the taxation of non-U.S. shareholders, please see the SAI and contact your tax adviser.
If You Purchase on or Before a Record Date
If you buy shares of the Fund on or before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. As explained above, the distribution may be subject to taxes. You may think you've done well since you bought shares one day and soon thereafter received a distribution. That is not so, because when dividends are paid out, the value of each share of the Fund decreases by the amount of the dividend to reflect the payout, although this may not be apparent because the value of each share of the Fund also will be affected by market changes, if any. However, the timing of your purchase does mean that part of your investment may have come back to you as taxable income.
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Qualified and Tax-Deferred Retirement Plans
Retirement plans and accounts allow you to defer paying taxes on investment income and capital gains. Contributions to these plans may also be tax-deductible, although distributions from these plans generally are taxable. In the case of Roth IRA accounts, contributions are not tax-deductible, but distributions from the plan may be tax-free. Please contact your financial adviser for information on a variety of PGIM Funds that are suitable for retirement plans offered by Prudential.
IF YOU SELL OR EXCHANGE YOUR SHARES
If you sell any shares of the Fund for a profit, you have realized a capital gain, which is subject to tax unless the shares are held in a qualified or tax-deferred plan or account. As mentioned above, the maximum capital gains tax rate is up to 15% or 20% for individuals, depending on whether their incomes exceed certain threshold amounts, which are adjusted annually for inflation.
If you sell shares of the Fund at a loss, you may have a capital loss, which you may use to offset capital gains you have, plus, in the case of non-corporate taxpayers, ordinary income of up to $3,000. If you sell shares and realize a loss, you will not be permitted to use the loss to the extent you replace the shares (including pursuant to the reinvestment of a dividend) within a 61-day period (beginning 30 days before and ending 30 days after the sale of the shares). Under certain circumstances, if you acquire shares of the Fund and sell or exchange your shares within 90 days, you may not be allowed to include certain charges incurred in acquiring the shares for purposes of calculating gain or loss realized upon the sale or exchange of the shares.

If you exchange your Fund shares for shares of another class of the Fund, this is generally not a taxable event and should not result in realization of a capital gain or loss by you. If you exchange your shares of the Fund for shares of another PGIM Fund, this is considered a sale for tax purposes. In other words, it's a taxable event. Therefore, if the shares you exchanged have increased in value since you purchased them, you have capital gains, which are subject to the taxes described above. Unless you hold your shares in a qualified or tax-deferred plan or account, you or your financial adviser should keep track of the dates on which you buy and sell—or exchange—Fund shares, as well as the amount of any gain or loss on each transaction. For tax advice, please see your tax adviser.
Automatic Conversion of Class C Shares
The conversion of Class C shares into Class A shares—which happens automatically approximately 8 years after purchase—is not a taxable event for federal income tax purposes. For more information about the automatic conversion of Class C shares, see Class C Shares Automatically Convert to Class A Shares in How to Buy, Sell and Exchange Fund Shares.
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PGIM Global Total Return (USD Hedged) Fund

HOW TO BUY, SELL AND EXCHANGE FUND SHARES
HOW TO BUY SHARES
In order to buy Fund shares, simply follow the steps described below.
Opening an Account
Shares may be purchased through an account with the Transfer Agent, or through an account with a financial intermediary that has an agreement with the Distributor to sell Fund shares. In order to open an account with the Transfer Agent contact PMFS at (800) 225-1852 or write to:
Prudential Mutual Fund Services LLC (“PMFS”)
P.O. Box 534432
Pittsburgh, PA 15253-4432
PMFS will accept purchases of shares by check or wire. We do not accept cash, money orders, non-U.S. checks, credit card checks, payable through checks or travelers checks. To purchase by wire, call the number above to obtain an application. After PMFS receives your completed application, you will receive an account number. For additional information, see the back cover page of this Prospectus. Your purchase order must be in good order to be accepted and processed, which means that all necessary processing requirements have been satisfied. We have the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sales of its shares under certain circumstances. These circumstances include, but are not limited to, failure by you to provide additional information requested, such as information required to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares. Furthermore, we are required by law to close your account if you do not provide the required identifying information. This would result in the redemption of shares at the then-current NAV and the proceeds would be remitted to you via check. We will attempt to verify your identity within a reasonable time frame (e.g., 60 days), which may change from time to time. For further information, please contact PMFS (for shares purchased through the Transfer Agent) or your financial professional (for shares purchased through a financial intermediary).
With certain limited exceptions, Fund shares are only available to be sold in the United States, U.S. Virgin Islands, Puerto Rico and Guam.
Choosing a Share Class
The Fund offers the following share classes. Certain classes of shares may have additional specific eligibility or qualification requirements, which are explained below.
Share Class	Eligibility
Class A*	Retail investors
Class C*	Retail investors
Class Z*	Certain group retirement plans, institutional investors and certain other investors
Class R6	Certain group retirement plans, institutional investors and certain other investors
* The Fund’s Class A, Class C, and Class Z shares are generally closed to investments by new group retirement plans. Please see “Closure of Certain Share Classes to New Group Retirement Plans” in this section of the Prospectus for more information.
Multiple share classes let you choose a cost structure that meets your needs:
◾
Class A shares purchased in amounts of less than $500,000 require you to pay a sales charge at the time of purchase, but the operating expenses of Class A shares are lower than the operating expenses of Class C shares. Investors who purchase $500,000 or more of Class A shares and sell these shares within 12 months of purchase are also subject to a contingent deferred sales charge (“CDSC”) of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
◾
Class C shares do not require you to pay a sales charge at the time of purchase, but do require you to pay a CDSC of 1.00% if you sell your shares within 12 months of purchase. The operating expenses of Class C shares are higher than the operating expenses of Class A shares.
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When choosing a share class, you should consider the following factors:
◾
The amount of your investment and any previous or planned future investments, which may qualify you for reduced sales charges for Class A shares under Rights of Accumulation or a Letter of Intent.
◾
The length of time you expect to hold the shares and the impact of varying distribution fees. Over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For this reason, Class C shares are generally appropriate only for investors who plan to hold their shares for no more than 3 years.
◾
The different sales charges that apply to each share class—Class A's front-end sales charge (and, in certain instances, CDSC) vs. Class C's CDSC.
◾
Class C shares purchased in single amounts greater than $500,000 are generally less advantageous than purchasing Class A shares. Purchase orders for Class C shares above this amount generally will not be accepted.
◾
If you purchase Class Z shares through a broker acting solely as an agent on behalf of its customers pursuant to an agreement with PIMS, the broker may charge you a commission in an amount determined and separately disclosed to you by the broker.
◾
Because Class Z and Class R6 shares have lower operating expenses than Class A or Class C shares, as applicable, you should consider whether you are eligible to purchase such share classes.
See “How to Sell Your Shares” for a description of the impact of CDSCs.
If your shares are held through a financial intermediary, you should discuss with your intermediary which share classes of the Fund are available to you and which share class may best meet your needs. Certain financial intermediaries through which you may purchase shares of the Fund may impose their own investment minimums, fees, policies and procedures for purchasing, exchanging and selling Fund shares, which are not described in this Prospectus or the SAI, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult your financial intermediary about share class availability and the intermediary’s policies, procedures and other information. The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. See “Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries” for additional information. The Fund has advised financial intermediaries of the share class features and guidelines, per the Prospectus, and it is their responsibility to monitor and enforce these guidelines with respect to shareholders purchasing shares through financial intermediaries.
Share Class Comparison. Use the following chart to help you compare the different share classes. The discussion following this chart will tell you whether you are entitled to a reduction or waiver of any sales charges.
	Class A*	Class C*	Class Z*	Class R6
Minimum purchase amount	$1,000	$1,000	None	None
Minimum amount for subsequent purchases	$100	$100	None	None
Maximum initial sales charge	3.25% of the public offering price	None	None	None
Contingent Deferred Sales Charge (“CDSC”) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None
Notes to Share Class Comparison Table:
° The minimum initial and subsequent investment requirements do not apply to employee savings plan accounts, payroll deduction plan accounts, or when exchanging all shares of an account to an existing account with the same registration. The minimum initial and subsequent investment for AIP accounts is $50 monthly (if your shares are held through a broker or other financial intermediary, the broker or intermediary is responsible for determining the minimum initial and subsequent investment for AIP accounts). In addition, the minimum initial and subsequent investment requirements do not apply with respect to Class A and Class C shares when offered at NAV on fee-based programs, mutual fund “wrap” or asset allocation programs, mutual fund “supermarket” programs, and group retirement plans.
° If the value of your Class A, Class C or Class Z account with PMFS is less than $10,000, the Fund will deduct a $15 annual account maintenance fee from your account. The $15 annual account maintenance fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the $15 account maintenance fee will be waived. The $15 account maintenance fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) accounts which are authorized for electronic delivery of account statements, transaction confirmations, prospectuses and fund shareholder reports, (iii) omnibus accounts or accounts for which a broker or other financial
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PGIM Global Total Return (USD Hedged) Fund

intermediary is responsible for recordkeeping, (iv) institutional accounts, (v) group retirement plans, (vi) AIP accounts or employee savings plan accounts, (vii) accounts with the same registration associated with multiple share classes within the Fund, provided that the aggregate value of share classes with the same registration within the Fund is $10,000 or more, or (viii) clients with assets of $50,000 or more across the PGIM family of mutual funds. For more information, see “Purchase, Redemption and Pricing of Fund Shares—Account Maintenance Fee” in the SAI.
° For more information about the CDSC and how it is calculated, see “How to Sell Your Shares—Contingent Deferred Sales Charge (“CDSC”).”
° Investors who purchase $500,000 or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1.00%, although they are not subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
° Distribution and service (12b-1) fees are paid from the Fund's assets on a continuous basis. Over time, the fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The service fee for Class A and Class C shares is 0.25%. The distribution fee for Class A shares is limited to 0.25% (including up to 0.25% as a service fee). Class C shares pay a distribution fee (in addition to the service fee) of 0.75%.
* The Fund’s Class A, Class C and Class Z shares are generally closed to investments by new group retirement plans. Please see “Closure of Certain Share Classes to New Group Retirement Plans” in this section of the Prospectus for more information.
Closure of Certain Share Classes to New Group Retirement Plans
Effective June 1, 2018 (the “Effective Date”), the Fund’s Class A, Class C, Class R and Class Z shares, as applicable, were closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges in the Fund. As of the Effective Date, all new group retirement plans wishing to add the Fund as a new addition to the plan generally will be into one of the available Class R6 shares, Class R4 shares, or Class R2 shares of the Fund, as applicable. A short-term investment in a PGIM affiliated money market fund shall not be deemed a new group retirement plan investment for purposes of this policy.
In addition, on the Effective Date, the Class R shares of any fund were closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class R6 shares of the Fund, as applicable, subject to share class eligibility. Following the Effective Date, no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.
	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change
However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of the Fund, as applicable:
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Eligible group retirement plans that are exercising their one-time 90-day repurchase privilege in the Fund will be permitted to purchase such share classes.
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Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of the Fund, as applicable, as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.
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Certain new group retirement plans will be permitted to offer such share classes of the Fund after the Effective Date, provided that the plan or its financial intermediary or other agent has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.
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New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.
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The Fund also reserves the right to refuse any purchase order that might disrupt management of the Fund or to otherwise modify the closure policy at any time on a case-by-case basis.
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Shareholders owning Class C shares may continue to hold their Class C shares until the shares automatically convert to Class A shares under the conversion schedule, or until the shareholder redeems their Class C shares.
Reducing or Waiving Class A's and Class C’s Sales Charges
The following describes the different ways investors can reduce or avoid paying Class A's sales charge.
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Increase the Amount of Your Investment. You can reduce Class A's sales charge by increasing the amount of your investment. The table below shows how the sales charge decreases as the amount of your investment increases:
Amount of Purchase	Sales Charge as a % of Offering Price*	Sales Charge as a % of Amount Invested*	Dealer Reallowance***
Less than $100,000	3.25%	3.36%	3.00%
$100,000 to $249,999	3.00%	3.09%	2.75%
$250,000 to $499,999	2.25%	2.30%	2.25%
$500,000 to $4,999,999**	None	None	1.00%
$5,000,000 to $9,999,999**	None	None	0.50%
$10,000,000 and over**	None	None	0.25%
* Due to rounding in the calculation of the offering price and the number of shares purchased, the actual sales charge you pay may be more or less than the percentages shown above.
** If you invest $500,000 or more, you can buy only Class A shares, unless you qualify to buy other share classes. If you purchase $500,000 or more of Class A shares and sell these shares within 12 months of purchase, you will be subject to a CDSC of 1.00%, although you will not be subject to an initial sales charge. The CDSC is waived for certain retirement and/or benefit plans.
*** The Dealer Reallowance is the amount that is paid by the Fund’s distributor to the financial intermediary responsible for the sale of the Fund’s shares. For more information, please see “How Financial Intermediaries are Compensated for Selling Fund Shares” in this section of the Prospectus.
To satisfy the purchase amounts above, you can:
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Use your Rights of Accumulation, which allow you or an eligible group of related investors to combine the value of a new purchase of Class A shares of any PGIM Fund with (1) the current value of Class A and Class C, and any other PGIM Fund share class (when used in retail brokerage or advisory programs) you or the eligible group of related investors already own, (2) the value of money market shares (other than Direct Purchase money market shares) you or an eligible group of related investors have received for shares of other PGIM Funds in an exchange transaction, and (3) the value of the shares you or an eligible group of related investors are purchasing; or
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Sign a Letter of Intent, stating in writing that you or an eligible group of related investors will purchase a certain amount of shares in the Fund and other PGIM Funds within 13 months.
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Purchases made prior to the effective date of the Letter of Intent will be applied toward the satisfaction of the Letter of Intent to determine the level of sales charge that will be paid pursuant to the Letter of Intent, but will not result in any reduction in the amount of any previously paid sales charge.
An “eligible group of related investors” includes any combination of the following:
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All accounts held in your name (alone or with other account holders) and taxpayer identification number (“TIN”);
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Accounts held in your spouse's name (alone or with other account holders) and TIN (see definition of spouse below);
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Accounts for your children or your spouse's children, including children for whom you and/or your spouse are legal guardian(s) (e.g., UGMAs and UTMAs);
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Accounts in the name and TINs of your parents;
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Trusts with you, your spouse, your children, your spouse's children and/or your parents as the beneficiaries;
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With limited exclusions, accounts with the same address (exclusions include, but are not limited to, addresses for brokerage firms and other intermediaries and Post Office boxes); and
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Accounts held in the name of a company controlled by you (a person, entity or group that holds 25% or more of the outstanding voting securities of a company will be deemed to control the company, and a partnership will be deemed to be controlled by each of its general partners), including employee benefit plans of the company where the accounts are held in the plan's TIN.
A “spouse” is defined in this Prospectus as follows:
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The person to whom you are legally married. We also consider your spouse to include the following:
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An individual of the same gender with whom you have been joined in a civil union, or legal contract similar to marriage;
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A domestic partner, who is an individual (including one of the same gender) with whom you have shared a primary residence for at least six months, in a relationship as a couple where you, your domestic partner or both provide for the personal or financial welfare of the other without a fee, to whom you are not related by blood; or
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PGIM Global Total Return (USD Hedged) Fund

◾
An individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.
The value of shares held by you or an eligible group of related investors will be determined as follows:
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for Class A shares and any other share class for which a sales charge is paid, the value of existing shares is determined by the maximum offering price (NAV plus maximum sales charge); and
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for all other share classes, the value of existing shares is determined by the NAV.
If your shares are held directly by the Transfer Agent, and you believe you qualify for a reduction or waiver of Class A’s or Class C's sales charges, you must notify the Transfer Agent at the time of the qualifying share purchase in order to receive the applicable reduction or waiver. If your shares are held through a broker or other financial intermediary, and you believe you qualify for a reduction or waiver of Class A’s or Class C's sales charges, you must notify your broker or intermediary at the time of the qualifying purchase in order to receive the applicable reduction or waiver. Shares held through a broker or other financial intermediary will not be systematically aggregated with shares held directly by the Transfer Agent for purposes of receiving a reduction or waiver of Class A’s or Class C's sales charges. The reduced or waived sales charge will be granted subject to confirmation of account holdings.
If your shares are held directly by the Transfer Agent, you must identify the eligible group of related investors. Although the Transfer Agent does not require any specific form of documentation in order to establish your eligibility to receive a waiver or reduction of Class A’s or Class C's sales charges, you may be required to provide appropriate documentation if the Transfer Agent is unable to establish your eligibility.
If your shares are held through a financial intermediary, the financial intermediary is responsible for determining the specific documentation, if any, that you may need in order to establish your eligibility to receive a waiver or reduction of Class A’s or Class C's sales charges. Your financial intermediary is also responsible for notifying the Transfer Agent if your share purchase qualifies for a reduction or waiver of Class A’s or Class C's sales charges.
Purchases of $500,000 or More. If you purchase $500,000 or more of Class A shares, you will not be subject to an initial sales charge, although a CDSC may apply, as previously noted.
Mutual Fund Programs. The initial sales charge on Class A shares will be waived for participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. The initial sales charge will also be waived for clients of financial intermediaries in programs that are sponsored by or available through financial intermediaries that offer Class A shares without an initial sales charge, relating to:
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Mutual fund “wrap” or asset allocation programs, where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services; or
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Mutual fund “supermarket” programs, where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services.
Financial intermediaries sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in each available share class before selecting a share class.
Group Retirement Plans. Class A’s and Class C’s sales charges will be waived for group retirement plans (including defined contribution plans, defined benefit plans and deferred compensation plans) available through a retirement plan recordkeeper or third party administrator. Investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class A and Class C shares at net asset value.
Other Types of Investors. Certain other types of investors may purchase Class A shares without paying the initial sales charge, including:
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◾
Certain directors or trustees, officers, current employees (including their spouses, children and parents) and former employees (including their spouses, children and parents) of Prudential and its affiliates, the PGIM Funds, and the subadvisers of the PGIM Funds; former employees must have an existing investment in the Fund;
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Persons who have retired directly from active service with Prudential or one of its subsidiaries;
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Registered representatives and employees of broker-dealers (including their spouses, children and parents) that offer Class A shares; and
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Clients of financial intermediaries, who (i) offer Class A shares through a no-load network or platform, (ii) charge clients an ongoing fee for advisory, investment, consulting or similar services, or (iii) offer self-directed brokerage accounts or other similar types of accounts that may or may not charge transaction fees to customers.
To qualify for a waiver of the Class A or Class C sales charges at the time of purchase (including exchange of share classes within the Fund), you must notify the Transfer Agent, or the Distributor must be notified by the financial intermediary facilitating the purchase, that the transaction qualifies for a waiver of the Class A or Class C sales charges. The waiver will be granted subject to confirmation of your account holdings.
Additional Information About Reducing or Waiving Class A’s and Class C's Sales Charges. The Fund also makes available free of charge, on the Fund's website, in a clear and prominent format, information relating to the Fund's Class A and Class C sales charges, and the different ways that investors can reduce or avoid paying the initial sales charge. The Fund's website includes hyperlinks that facilitate access to this information.
You may need to provide your financial intermediary through which you hold Fund shares with the information necessary to take full advantage of reduced or waived Class A or Class C sales charges.
The Distributor may reallow the Class A sales charge to dealers.
Class C Shares Automatically Convert to Class A Shares
Class C shares will be eligible for automatic conversion into Class A shares on a monthly basis approximately eight years after the original date of purchase. Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes. See the table titled “Annual Fund Operating Expenses” in the section of the Fund’s Prospectus titled “Fund Summary – Fund Fees and Expenses” for the annual fund operating expenses for Class A and Class C shares.
For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion to Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares to Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.
A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares (see Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus). Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.
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PGIM Global Total Return (USD Hedged) Fund

Qualifying for Class Z Shares
Institutional Investors. Various institutional investors may purchase Class Z shares, including corporations, banks, governmental entities, municipalities, hospitals, insurance companies and IRS Section 501 entities, such as foundations and endowments. Institutional investors are responsible for indicating their eligibility to purchase Class Z shares at the time of purchase. Certain financial intermediaries may require that investments by their institutional investor clients in Class Z shares be placed directly with the Fund's Transfer Agent. Please contact the Transfer Agent at (800) 225-1852 for further details.
Mutual Fund Programs. Class Z shares can be purchased by participants in any fee-based program or trust program sponsored by Prudential or an affiliate that includes the Fund as an available option. Class Z shares also can be purchased by investors in certain programs sponsored by financial intermediaries who offer Class Z shares of the Fund, or whose programs are available through financial intermediaries that offer Class Z shares of the Fund, for:
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Mutual fund “wrap” or asset allocation programs where the sponsor places fund trades, links its clients' accounts to a master account in the sponsor's name and charges its clients a management, consulting or other fee for its services;
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Mutual fund “supermarket” programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor charges a fee for its services; or
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Fee- or commission-based retail brokerage programs of certain financial intermediaries that offer Class Z shares through such programs and that have agreements with PIMS to offer such shares when acting solely on an agency basis for their customers for the purchase or sale of such shares. If you transact in Class Z shares of the Fund through one of these programs, you may be required to pay a commission and/or other forms of compensation to the broker or financial intermediary for effecting such transaction. Because the Fund is not a party to any commission arrangement between you and your broker, any transactions in Class Z shares will be made by the Fund at net asset value (before imposition of the commission). Any such fee is paid by you, not by the Fund, and the imposition of any such fee or commission by your broker or financial intermediary does not impact the net asset value for such Fund shares. Shares of the Fund are available in other share classes that have different fees and expenses.
Financial intermediaries sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Investors should consider carefully any separate transaction and other fees charged by these programs in connection with investing in a share class offered by the program before selecting a share class.
Other Types of Investors. Class Z shares also can be purchased by any of the following:
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Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the PGIM Funds are an available option;
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Current and former Directors/Trustees of mutual funds, closed-end funds and ETFs managed by PGIM Investments or any other affiliate of Prudential;
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Current and former employees (including their spouses, children and parents) of Prudential and its affiliates; former employees must have an existing investment in the Fund;
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Prudential (including any program or account sponsored by Prudential or an affiliate that includes the Fund as an available option);
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PGIM Funds, including PGIM funds-of-funds;
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Qualified state tuition programs (529 plans); and
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Investors working with fee-based consultants for investment selection and allocations.
Qualifying for Class R6 Shares
Group Retirement Plans. Group retirement plans (including defined contribution plans, defined benefit plans and deferred compensation plans) available through a retirement plan recordkeeper or third party administrator may purchase Class R6 shares. Investors in group retirement plans should contact their financial intermediary with any questions regarding availability of Class R6 shares.
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Institutional Investors. Various institutional investors may purchase Class R6 shares, including, but not limited to, corporations, governmental entities, municipalities, hospitals, insurance companies and IRS Section 501 entities, such as foundations and endowments and other institutional investors. Institutional investors are responsible for indicating their eligibility to purchase Class R6 shares at the time of purchase.
Other Types of Investors. Class R6 shares may also be purchased by Prudential, certain programs or accounts sponsored by Prudential, and PGIM Funds, including PGIM funds-of-funds.
Class R6 shares may only be purchased from financial intermediaries who offer such shares.
Class R6 shares are offered to eligible investors as described in this Prospectus. Neither the Fund nor its affiliates shall make or pay fees associated with or similar to sub-accounting, networking, revenue sharing, or certain administrative fees with respect to Class R6 shares.
How Financial Intermediaries are Compensated for Selling Fund Shares
The PGIM Funds are distributed by Prudential Investment Management Services LLC (the “Distributor”), a broker-dealer that is licensed to sell securities. The Distributor generally does not sell shares of the PGIM Funds directly to the public, but instead markets and sells the PGIM Funds through other broker-dealers, 401(k) providers, retirement plan administrators, and other financial intermediaries. Each PGIM Fund is managed by the Manager.
Only persons licensed with the Financial Industry Regulatory Authority, Inc. (“FINRA”), as a registered representative (often referred to as a broker or financial adviser) and associated with a specific financial services firm may sell shares of a mutual fund to you, or to a retirement plan in which you participate.
Rule 12b-1 Fees & Sales Charges. The Distributor has agreements in place with financial intermediaries defining how much each firm will be paid for the sale of a particular mutual fund from front-end sales charges, if any, paid by Fund shareholders and from fees paid to the Distributor by the Fund pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1”). These financial intermediaries then pay their registered representatives who sold you the Fund some or all of what they received from the Distributor. The registered representatives may receive a payment when the sale is made and can, in some cases, continue to receive ongoing payments while you are invested in the Fund. The Distributor may change at any time, without prior notice, the amount of Rule 12b-1 fees that it pays (when the sale is made and/or any ongoing payments) to financial intermediaries and registered representatives so that the Distributor may retain all or a portion of such fees.
“Revenue Sharing” Payments. In addition to the compensation received by financial intermediaries as described above, the Manager or certain of its affiliates (but not the Distributor) may make additional payments (which are often referred to as “revenue sharing” payments) to the financial intermediaries from the Manager's or certain affiliates' own resources, including from the profits derived from management fees or other fees received from the Fund, without additional direct or indirect cost to the Fund or its shareholders, provided that no such additional payments to financial intermediaries are made with respect to the Fund’s Class R6 shares. Revenue sharing payments are in addition to the front-end sales charges paid by Fund shareholders or fees paid pursuant to plans adopted in accordance with Rule 12b-1. The Manager or certain of its affiliates may revise the terms of any existing revenue sharing arrangement, and may enter into additional revenue sharing arrangements with other financial intermediaries in the future.
Revenue sharing arrangements are intended to foster the sale of Fund shares and/or to compensate financial intermediaries for assisting in marketing or promotional activities in connection with the sale of Fund shares. In exchange for revenue sharing payments, the Fund generally expects to receive the opportunity for the Fund to be sold through the financial intermediaries' sales force or access to third-party platforms or other marketing programs, including but not limited to mutual fund “supermarket” platforms or other sales programs. To the extent that financial intermediaries receiving revenue sharing payments sell more shares of the Fund, the Manager and Distributor benefit from the increase in Fund assets as a result of the management and distribution fees they receive from the Fund,
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PGIM Global Total Return (USD Hedged) Fund

respectively. Increased sales of Fund shares also may benefit shareholders, since an increase in Fund assets may allow the Fund to expand its investment opportunities, and increased Fund assets may result in reduced Fund operating expenses.
From time to time the Manager or an affiliate of the Fund (and not the Fund itself) may pay certain administrative fees in order to make the Fund available to shareholders. Such fees are not included in, and are paid separate and apart from, any revenue sharing payments.
Revenue sharing payments, as well as the other types of payments described above, may provide an incentive for financial intermediaries and their registered representatives to recommend or sell shares of the Fund to you and in doing so may create conflicts of interest between the firms' financial interests and their duties to customers.
If your Fund shares are purchased through a retirement plan, the Manager or certain of its affiliates (but not the Distributor) may also make revenue sharing payments to the plan's recordkeeper or an affiliate, which generally is not a registered broker-dealer.
It is likely that financial intermediaries that execute portfolio transactions for the Fund will include those firms with which the Manager and/or certain of its affiliates have entered into revenue sharing arrangements. Neither the Manager nor any subadviser may consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund. The Manager and certain of its affiliates will not use Fund brokerage as any part of revenue sharing payments to financial intermediaries.
Revenue sharing payments are usually calculated based on a percentage of Fund sales and/or Fund assets attributable to a particular financial services firm. Payments may also be based on other criteria or factors, for example, a fee per each transaction. Specific payment formulas are negotiated based on a number of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and scope and quality of services provided. The Manager and/or certain of its affiliates make such payments to financial intermediaries in amounts that generally range from 0.02% up to 0.20% of Fund assets serviced and maintained by the financial intermediaries or from 0.10% to 0.25% of sales of Fund shares attributable to the firm. In addition, the Manager and/or certain of its affiliates may pay flat fees on a one-time or irregular basis for the initial set-up of the Fund on a financial services intermediary’s systems, participation or attendance at a financial services firm's meeting, or for other reasons. These amounts are subject to change. In addition, the costs associated with visiting the financial intermediaries to make presentations, and/or train and educate the personnel of the financial intermediaries, may be paid by the Manager and/or certain of its affiliates, subject to applicable FINRA regulations.
Please contact the registered representative (or his or her firm) who sold shares of the Fund to you for details about any payments the financial intermediary may receive from the Manager and/or certain of its affiliates. You should review your financial intermediary’s disclosure and/or talk to your financial intermediary to obtain more information on how this compensation may have influenced your financial intermediary’s recommendation of the Fund. Additional information regarding these revenue sharing payments is included in the SAI which is available to you at no additional charge.
Other Payments Received by Financial Intermediaries
Administrative, Sub-Accounting and Networking Fees. In addition to, rather than in lieu of, the fees that the Fund may pay to financial intermediaries as described above, and the fees the Fund pays to the Transfer Agent, the Transfer Agent or its affiliates may enter into additional agreements on behalf of the Fund with financial intermediaries pursuant to which the Fund will pay financial intermediaries for certain administrative, sub-accounting and networking services, provided that no such additional payments to financial intermediaries are made with respect to the Fund’s Class R6 shares. These services include maintenance of shareholder accounts by the firms, such as recordkeeping and other activities that otherwise would be performed by the Transfer Agent. Sub-accounting services encompass activities that reduce the burden of recordkeeping to the Fund. Administrative fees are paid to a firm that undertakes, for example, shareholder communications on behalf of the Fund. Networking services are services undertaken to support the electronic transmission of shareholder purchase and redemption orders through the National Securities Clearing Corporation (“NSCC”).
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These payments, as discussed above, are paid out of Fund assets and generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a financial intermediary or (2) a fixed dollar amount for each account serviced by a financial services firm. From time to time, the Manager or certain of its affiliates (but not the Distributor) also may pay a portion of the fees for the services to the financial intermediaries at their own expense and out of their own resources.
In addition, the Fund reimburses the Distributor for NSCC fees that are invoiced to the Distributor as the party to the Agreement with NSCC for the administrative services provided by NSCC to the Fund and its shareholders. These administrative services provided by NSCC to the Fund and its shareholders include transaction processing and settlement through Fund/SERV, electronic networking services to support the transmission of shareholder purchase and redemption orders to and from financial intermediaries, and related recordkeeping provided by NSCC to the Fund and its shareholders. These payments are generally based on a transaction fee rate for certain administrative services plus a fee for other administrative services.
Anti-Money Laundering
In accordance with federal law, the Fund has adopted policies designed to deter money laundering. Under the policies, the Fund will not knowingly engage in financial transactions that involve proceeds from unlawful activity or support terrorist activities, and shall file government reports, including those concerning suspicious activities, as required by applicable law. The Fund will seek to confirm the identity of potential shareholders to include both individuals and entities through documentary and non-documentary methods. Non-documentary methods may include verification of name, address, date of birth and tax identification number with selected credit bureaus. The Fund's Anti-Money Laundering Compliance Officer oversees the Fund's anti-money laundering policies.
Understanding the Price You'll Pay
The price you pay for each share of the Fund is based on the share value. The share value of a mutual fund—known as the net asset value or NAV—is determined by a simple calculation: it's the total value of the Fund (assets minus liabilities) divided by the total number of shares outstanding. For example, if the value of the investments held by Fund XYZ (minus its liabilities) is $1,000 and there are 100 shares of Fund XYZ owned by shareholders, the value of one share of the Fund—or the NAV—is $10 ($1,000 divided by 100).
Mutual Fund Shares
The NAV of mutual fund shares changes every day because the value of a fund's portfolio changes constantly. For example, if Fund XYZ holds ACME Corp. bonds in its portfolio and the price of ACME bonds goes up, while the value of the Fund's other holdings remains the same and expenses don't change, the NAV of Fund XYZ will increase.
The Fund's NAV will be determined every day on which the Fund is open as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern Time). The Fund's portfolio securities are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith by the Manager, as the Board's valuation designee. In this capacity, the Manager has adopted pricing methodologies for determining the fair value of certain types of securities and other assets held by the Fund that do not have quoted market prices, including the use of other pricing sources, such as bid prices supplied by a principal market maker and evaluated prices supplied by pricing vendors that employ analytic methodologies that take into account the prices of similar securities and other market factors.
If the Fund determines that a market quotation for a security is not reliable based on, among other things, events or market conditions that occur with respect to one or more securities held by the Fund or the market as a whole, after the quotation is derived or after the closing of the primary market on which the security is traded, but before the time that the Fund's NAV is determined, the Fund may use “fair value pricing,” which is implemented by a valuation committee (“Valuation Committee”) consisting of representatives of the Manager. The subadviser often provides
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PGIM Global Total Return (USD Hedged) Fund

relevant information for the Valuation Committee meeting. Non-U.S. securities markets are open for trading on weekends and other days when the Fund does not price shares. Therefore, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem the Fund’s shares.
Investments in open-end non-exchange-traded mutual funds will be valued at their NAV as determined as of the close of the NYSE on the date of valuation, which will reflect the mutual fund’s fair valuation procedures.
Different valuation methods may result in differing values for the same security. The fair value of a portfolio security that the Fund uses to determine its NAV may differ from the security's quoted or published price. If the Fund needs to implement fair value pricing after the NAV publishing deadline but before shares of the Fund are processed, the NAV you receive or pay may differ from the published NAV price. The prospectuses of any other mutual funds in which the Fund invests will explain each fund’s procedures and policies with respect to the use of fair value pricing.
Fair value pricing procedures are designed to result in prices for the Fund's securities and its NAV that are reasonable in light of the circumstances which make or have made market quotations unavailable or unreliable, and may have the effect of reducing arbitrage opportunities available to short-term traders. There is no assurance, however, that fair value pricing will accurately reflect the market value of a security or that it will prevent dilution of the Fund's NAV by short-term traders.
What Price Will You Pay for Shares of the Fund? For Class A shares, you'll pay the public offering price, which is the NAV next determined after we receive your order to purchase, plus an initial sales charge (unless you're entitled to a waiver). For all other share classes, you will pay the NAV next determined after we receive your order to purchase (remember, there are no up-front sales charges for these share classes). Your broker may charge you a separate or additional fee for purchases of shares. Unless regular trading on the NYSE closes before 4:00 p.m. Eastern Time, or later than 4:00 p.m. Eastern Time, your order to purchase must be received by 4:00 p.m. Eastern Time in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE. The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. Eastern Time, if the particular disruption directly affects only the NYSE. We deem an order received when it is received by the Transfer Agent at its processing center. If you submit your order through a broker or other financial intermediary, it may be deemed received when received by the broker or financial intermediary.
Each business day, the Fund's current NAV per share is made available at www.pgim.com/investments/mutual-funds/prices.
Additional Shareholder Services
As a Fund shareholder, you can take advantage of the following services and privileges:
Automatic Reinvestment. As we explained in the “Fund Distributions and Tax Issues” section, the Fund pays out—or distributes—its net investment income and net capital gains to all shareholders. For your convenience, we will automatically reinvest your distributions in the Fund at NAV, without any sales charge. If you want your distributions paid in cash, you can indicate this preference on your application, or by notifying your broker or the Transfer Agent in writing (at the address below) at least five business days before the date we determine who receives dividends. For accounts held at the Transfer Agent (“PMFS”), distributions of $10.00 or less on non-retirement accounts will not be paid out in cash, but will be automatically reinvested into your account.
Prudential Mutual Fund Services LLC
P.O. Box 534432
Pittsburgh, PA 15253-4432
Automatic Investment Plan (“AIP”). You can make regular purchases of the Fund by having a fixed amount of money automatically withdrawn from your bank or brokerage account at specified intervals. The minimum for subsequent investments through newly-established AIP accounts must be at least $50 monthly.
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Retirement Plan Services. Prudential offers a wide variety of retirement plans for individuals and institutions, including large and small businesses. For information on IRAs, including Roth IRAs or SEP-IRAs for a one-person business, please contact your financial adviser. If you are interested in opening a 401(k) or other company-sponsored retirement plan (SIMPLE IRAs, SEP plans, Keoghs, 403(b)(7) plans, pension and profit-sharing plans), your financial adviser will help you determine which retirement plan best meets your needs. Complete instructions about how to establish and maintain your plan and how to open accounts for you and your employees will be included in the retirement plan kit you receive in the mail.
Systematic Withdrawal Plan. A Systematic Withdrawal Plan is available that will provide you with monthly, quarterly, semi-annual or annual redemption checks. The Systematic Withdrawal Plan is not available to participants in certain retirement plans. Please contact PMFS at (800) 225-1852 for more details.
Reports to Shareholders. Every year we will send you an updated summary prospectus. We will also send or make available to you pursuant to Rule 30e-3 under the 1940 Act, an annual report and a semi-annual report, which contain important financial information about the Fund. To reduce Fund expenses, we may send or make available one annual shareholder report, one semi-annual shareholder report and one summary prospectus per household, unless you instruct us or your financial intermediary otherwise. If each Fund shareholder in your household would like to receive a copy of the Fund's summary prospectus and shareholder reports, please call us toll free at (800) 225-1852. We will begin sending additional copies of these documents within 30 days of receipt of your request.
HOW TO SELL YOUR SHARES
You can sell your Fund shares for cash at any time, subject to certain restrictions. For more information about these restrictions, see “Restrictions on Sales” below.
When you sell shares of the Fund—also known as redeeming your shares—the price you will receive will be the NAV next determined after the Transfer Agent or your financial intermediary receives your order to sell (less any applicable CDSC).
Shares Held by Financial Intermediaries. If your financial intermediary holds your shares, your financial intermediary must receive your order to sell no later than the time regular trading on the NYSE closes—which is usually 4:00 p.m. Eastern Time—to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE.
Shares Held by the Transfer Agent. If the Transfer Agent holds your shares, PMFS must receive your order to sell no later than the time regular trading on the NYSE closes—which is usually 4:00 p.m. Eastern Time—to process the sale on that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. You may contact the Transfer Agent at:
Prudential Mutual Fund Services LLC
P.O. Box 534432
Pittsburgh, PA 15253-4432
Payment for Shares You Have Sold
Shares Held by Financial Intermediaries. Typically, if your order to sell shares is received in good order, payment will be credited to your account within 1 to 3 business days after the order is received, but in any event within seven days. Your broker may charge you a separate or additional fee for sales of shares.
Shares Held by the Transfer Agent. Typically, if your order to sell shares is received in good order, we will send payment on the next business day, but in any event within seven days, regardless of the method of payment (e.g., payment by check, wire or electronic transfer (“ACH”)).
42
PGIM Global Total Return (USD Hedged) Fund

Restrictions on Sales
If you are selling shares you recently purchased with a check, we may delay sending you the proceeds until your check clears, which can take up to seven days from the purchase date.
As a result of restrictions on withdrawals and transfers imposed by Section 403(b) of the Internal Revenue Code of 1986, as amended, we may consider a redemption request to not be in good order until we obtain information from your employer that is reasonably necessary to ensure that the payment is in compliance with such restrictions, if applicable. In such an event, the redemption request will not be in good order and we will not process it until we obtain information from your employer.
In addition, there are certain times when you may not be able to sell shares of the Fund or when we may delay paying you the proceeds from a sale. As permitted by the SEC, the former may happen only during unusual market conditions or emergencies when the Fund is unable to determine the value of its assets or sell its holdings. For more information, see the SAI.
If you hold your shares directly with the Transfer Agent, you will need to have the signature on your sell order Medallion signature guaranteed if:
◾
You are selling more than $100,000 of shares;
◾
You want the redemption proceeds made payable to someone that is not in the Transfer Agent’s records;
◾
You want the redemption proceeds sent to an address that is not in the Transfer Agent’s records;
◾
You are a business or a trust; or
◾
You are redeeming due to the death of the shareholder or on behalf of the shareholder.
The Medallion signature guarantee may be obtained from an authorized officer from a bank, broker, dealer, securities exchange or association, clearing agency, savings association, or credit union that is participating in one of the recognized Medallion guarantee programs (STAMP, SEMP, or NYSE MSP), but not from a notary public. The Medallion signature guarantee must be appropriate for the dollar amount of the transaction. The Transfer Agent reserves the right to reject sale transactions where the value of the transaction exceeds the value of the surety coverage indicated on the Medallion imprint. The Fund may change the signature guarantee requirements from time to time without prior notice to shareholders. For more information, see the SAI.
How the Fund Pays for Shares You Have Sold
Under normal market conditions, the Fund expects to pay for shares that you have sold primarily by using cash or cash equivalents in its portfolio or selling portfolio assets to generate cash. Supplementally, the Fund may also raise cash to pay for sold shares by short-term borrowing in the form of overdrafts permitted by the Fund’s custodian bank and/or by short-term borrowing from a group of banks through an unsecured credit facility, which is intended to provide the Fund with a temporary additional source of liquidity. In certain circumstances the Fund reserves the right to pay for sold shares by giving you securities from the Fund’s portfolio. If you receive securities, you would incur transaction costs in converting the securities to cash, and you may receive less for the securities than the price at which they were valued for redemption purposes.
During stressed market conditions, it may be impractical or impossible to raise sufficient cash to pay for sold shares through the primary methods described above. In these circumstances, the Fund would be more likely to rely more heavily on the credit facility as a source of liquidity, as described above.
Contingent Deferred Sales Charge (“CDSC”)
If you sell Class C shares within 12 months of purchase, you will have to pay a CDSC of 1.00%. In addition, if you purchase $500,000 or more of Class A shares, although you are not subject to an initial sales charge, you are subject to a CDSC of 1.00% for shares redeemed within 12 months of purchase. The CDSC is waived for certain retirement and/or benefit plans. To keep the CDSC as low as possible, we will sell amounts representing shares in the following order:
◾
Amounts representing shares you purchased with reinvested dividends and distributions,
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43

◾
Amounts representing the increase in NAV above the total amount of payments for shares made during the past 12 months for Class A shares (in certain cases) and 12 months for Class C shares, and
◾
Amounts representing the cost of shares held beyond the CDSC period (12 months for Class A shares (in certain cases) and 12 months for Class C shares).
Since shares that fall into any of the categories listed above are not subject to the CDSC, selling them first helps you to avoid — or at least minimize — the CDSC.
Having sold the exempt shares first, if there are any remaining shares that are subject to the CDSC, we will apply the CDSC to amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
The CDSC is calculated based on the lesser of the original purchase price or the net asset value at redemption. The rate decreases on the anniversary date of your purchase.
The holding period for purposes of determining the applicable CDSC will be calculated from the anniversary date of the purchase, excluding any time Class C shares were held in a money market fund.
Waiver of the CDSC—Class A Shares and Class C Shares
The CDSC will be waived if the Class A shares and Class C shares are sold:
◾
After a shareholder is deceased or permanently disabled (or, in the case of a trust account, after the death or permanent disability of the grantor). This waiver applies to individual shareholders, as well as shares held in joint tenancy, provided the shares were purchased before the death or permanent disability;
◾
To provide for certain distributions—made without IRS penalty—from a qualified or tax-deferred retirement plan, benefit plan, IRA or Section 403(b) custodial account; and
◾
To withdraw excess contributions from a qualified or tax-deferred retirement plan, IRA or Section 403(b) custodial account.
For more information, see the SAI.
Involuntary Redemption of Small Accounts Held by the Transfer Agent
If the value of your account with PMFS is less than $500 for any reason, we may sell your shares (without charging any CDSC) and close your account. We would do this to minimize the Fund's expenses paid by other shareholders. The involuntary sale provisions do not apply to Automatic Investment Plan (AIP) accounts, employee savings plan accounts, payroll deduction plan accounts, retirement accounts (such as a 401(k) plan, an IRA or other qualified or tax-deferred plan or account), omnibus accounts, and accounts for which a broker or other financial intermediary is responsible for recordkeeping. Prior thereto, if you make a sale that reduces your account value to less than the threshold, we may sell the rest of your shares (without charging any CDSC) and close your account; this involuntary sale does not apply to shareholders who own their shares as part of a retirement account. For more information, see “Purchase, Redemption and Pricing of Fund Shares—Involuntary Redemption” in the SAI.
Account Maintenance Fee for Accounts Held by the Transfer Agent
If the value of your Class A, Class C and/or Class Z account with PMFS is less than $10,000, with certain exclusions, a $15 annual account maintenance fee will be deducted from your account during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the account maintenance fee will be waived. For more information, see “Purchase, Redemption and Pricing of Fund Shares—Account Maintenance Fee” in the SAI.
90-Day Repurchase Privilege
After you redeem your shares, you have a 90-day period during which you may reinvest back into your account any of the redemption proceeds in shares of the same Fund without paying an initial sales charge. In order to take advantage of this privilege, you must notify the Transfer Agent or your broker at the time of the repurchase. This privilege can only be used once in a 12-month period. For more information, see the SAI.
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PGIM Global Total Return (USD Hedged) Fund

The terms of this privilege may vary by financial intermediary. For more information, see “Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries.”
Retirement Plans
To sell shares and receive a distribution from your retirement account, call your broker or the Transfer Agent for a distribution request form. There are special distribution and income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer or plan trustee, you must arrange for the distribution request to be signed and sent by the plan administrator or trustee. For additional information, see the SAI.
HOW TO EXCHANGE YOUR SHARES
You can generally exchange your shares of the Fund for shares of the same class in certain other PGIM Funds—including PGIM Government Money Market Fund—if you satisfy the minimum investment requirements. For example, you can exchange Class A shares of the Fund for Class A shares of other funds in the PGIM Funds mutual fund family, but you can’t exchange Class A shares for a different share class of another PGIM Fund.
In addition, Class R6 shares may not be exchanged for Class R6 shares of the PGIM Target Date Funds or the PGIM 60/40 Allocation Fund.
After an exchange, at redemption, any CDSC will be calculated from the date of the initial purchase, excluding any time that Class C shares were held in PGIM Government Money Market Fund. We may change the terms of any exchange privilege after giving you 60 days' notice.
There is no sales charge for exchanges. However, if you exchange—and then sell—shares within the applicable CDSC period, you must still pay the applicable CDSC. At the time of exchange, CDSC liable shares and free shares move proportionally according to the percentage of total shares you are exchanging. If you have exchanged Class C shares into PGIM Government Money Market Fund, the time you hold the Class C shares in the money market fund will not be counted in calculating the required holding period for CDSC liability.
For investors in certain programs sponsored by financial intermediaries that offer shares of the Fund, or whose programs are available through financial intermediaries that offer shares of the Fund for mutual fund “wrap” or asset allocation programs or mutual fund “supermarket” programs, an exchange may be made from Class A to Class Z shares of the Fund in certain limited circumstances. Contact your program sponsor or financial intermediary with any questions.
Exchanging Shares Held by a Financial Intermediary. If you hold shares through a financial intermediary, you must exchange shares through your financial intermediary.
Exchanging Shares Held by the Transfer Agent. If you hold shares through the Transfer Agent, contact your financial advisor or PMFS at (800) 225-1852 or write to PMFS at:
Prudential Mutual Fund Services LLC
P.O. Box 534432
Pittsburgh, PA 15253-4432
If you participate in any fee-based program where the Fund is an available investment option, you may arrange with the Transfer Agent or your recordkeeper to exchange your Class A shares, if any, for Class Z shares when you elect to participate in the fee-based program. When you no longer participate in the program, you may arrange with the Transfer Agent or your recordkeeper to exchange all of your Class Z shares, including shares purchased while you were in the program, for Class A shares.
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Remember, as we explained in the section entitled “Fund Distributions and Tax Issues—If You Sell or Exchange Your Shares,” exchanging shares is considered a sale for tax purposes. Therefore, if the shares you exchange are worth more than the amount that you paid for them, you may have to pay capital gains tax. For additional information about exchanging shares, see the SAI.
Frequent Purchases and Redemptions of Fund Shares
The Fund seeks to prevent patterns of frequent purchases and redemptions of Fund shares by its shareholders. Frequent purchases and sales of shares of the Fund may adversely affect Fund performance and the interests of long-term investors. When a shareholder engages in frequent or short-term trading, the Fund may have to sell portfolio securities to have the cash necessary to redeem the shareholder's shares. This can happen when it is not advantageous to sell any securities, so the Fund's performance may be hurt. When large dollar amounts are involved, frequent trading can also make it difficult to use long-term investment strategies because the Fund cannot predict how much cash it will have to invest. In addition, if the Fund is forced to liquidate investments due to short-term trading activity, it may incur increased brokerage and tax costs. Similarly, the Fund may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of short-term trading. Moreover, frequent or short-term trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Funds that invest in non-U.S. securities may be particularly susceptible to frequent trading because time zone differences among international stock markets can allow a shareholder engaging in frequent trading to exploit fund share prices that may be based on closing prices of non-U.S. securities established some time before the Fund calculates its own share price. Funds that invest in certain fixed income securities, such as high-yield bonds or certain asset-backed securities, may also constitute an effective vehicle for a shareholder's frequent trading strategy.
The Fund does not knowingly accommodate or permit frequent trading, and the Board has adopted policies and procedures designed to discourage or prevent frequent trading activities by Fund shareholders. In an effort to prevent such practices, the Fund's Transfer Agent monitors trading activity on a daily basis. The Fund has implemented a trading policy that limits the number of times a shareholder may purchase Fund shares or exchange into the Fund and then sell those shares within a specified period of time (a “round-trip transaction”) as established by the Fund's Chief Compliance Officer (“CCO”). The CCO is authorized to set and modify the parameters of the trading policy at any time as required to prevent the adverse impact of frequent trading on Fund shareholders.
The CCO has defined frequent trading as one or more round-trip transactions in shares of the Fund within a 30-day period. If this occurs, the shareholder’s account will be subject to a 60-day warning period. If a second round-trip occurs before the conclusion of the 60-day warning period, a trading suspension will be placed on the account by the Fund’s Transfer Agent that will remain in effect for 90 days. The trading suspension will relate to purchases and exchange purchases (but not redemptions) in the Fund in which the frequent trading occurred. Exceptions to the trading policy will not normally be granted.
Transactions in the PGIM money market funds, exchange-traded funds and PGIM Short-Term Corporate Bond Fund are excluded from this trading policy. In addition, transactions by affiliated PGIM Funds or certain unaffiliated funds, which are structured as “funds-of-funds,” and invest primarily in other mutual funds within the PGIM Fund family, are not subject to the limitations of the trading policy and are not considered frequent or short-term trading.
This trading policy does not apply to systematic purchases and redemptions (e.g., payroll purchases, systematic withdrawals and rebalancing transactions or other similar transactions not initiated by a shareholder or financial professional on the transaction date). Generally, purchases and redemptions will not be considered “systematic” unless the transaction is pre-established or scheduled for a specific date.
The Fund reserves the right to reject or cancel, without prior notice, all additional purchases or exchanges into the Fund by a shareholder. Moreover, the Fund may direct a broker-dealer or other intermediary to block a shareholder account from future trading in the Fund. The Transfer Agent will monitor daily trading activity above a certain threshold, which may be changed from time to time, over a rolling 90-day period. If a purchase into the Fund is rejected or canceled, the shareholder will receive a return of the purchase amount.
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PGIM Global Total Return (USD Hedged) Fund

If the Fund is offered to qualified plans on an omnibus basis or if Fund shares may be purchased through other omnibus arrangements, such as through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, or an administrator or trustee of a retirement plan (“Intermediaries”) that holds your shares in an account under its name, Intermediaries maintain the individual beneficial owner records and submit to the Fund only aggregate orders combining the transactions of many beneficial owners. The Fund itself generally cannot monitor trading by particular beneficial owners. The Fund has notified Intermediaries in writing that it expects the Intermediaries to impose restrictions on transfers by beneficial owners. Intermediaries may impose different or stricter restrictions on transfers by beneficial owners.
The Transfer Agent also reviews aggregate omnibus net flows above a certain threshold. In cases where the activity is considered unusual, the Intermediary may be contacted by the Transfer Agent to obtain additional information. The Transfer Agent has the authority to cancel all or a portion of the trade if the information reveals that the activity relates to potential offenders. Where appropriate, the Transfer Agent may request that the Intermediary block a financial adviser or client from accessing the Fund. If necessary, the Fund may be removed from a particular Intermediary’s platform.
Shareholders seeking to engage in frequent trading activities may use a variety of strategies to avoid detection and, despite the efforts of the Fund to prevent such trading, there is no guarantee that the Fund, the Transfer Agent or Intermediaries will be able to identify these shareholders or curtail their trading practices. The Fund does not have any arrangements intended to permit trading of its shares in contravention of the policies described above.
Telephone Redemptions or Exchanges
You may redeem your shares of the Fund if the proceeds of the redemption do not exceed $250,000 or exchange your shares in any amount by calling the Fund at (800) 225-1852 and communicating your instructions in good order to a customer service representative before 4:00 p.m. Eastern Time. You will receive a redemption or exchange amount based on that day's NAV. Certain restrictions apply; please see the section entitled “How to Sell Your Shares—Restrictions on Sales” above for additional information. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell or exchange is received after the close of regular trading on the NYSE.
The Transfer Agent will record your telephone instructions and request specific account information before redeeming or exchanging shares. The Fund will not be liable for losses due to unauthorized or fraudulent telephone instructions if it follows instructions that it reasonably believes are made by the shareholder. If the Fund does not follow reasonable procedures, it may be liable.
In the event of drastic economic or market changes, you may have difficulty in redeeming or exchanging your shares by telephone. If this occurs, you should consider redeeming or exchanging your shares by mail or through your broker.
The telephone redemption and exchange procedures may be modified or terminated at any time. If this occurs, you will receive a written notice from the Fund.
Expedited Redemption Privilege
If you have selected the Expedited Redemption Privilege, you may have your redemption proceeds sent directly to your bank account. Expedited redemption requests may be made by telephone or letter, must be received by the Transfer Agent prior to 4:00 p.m. Eastern Time to receive a redemption amount based on that day's NAV and are subject to the terms and conditions regarding the redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see the SAI. The Expedited Redemption Privilege may be modified or terminated at any time without notice.
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FINANCIAL HIGHLIGHTS
Introduction
The financial highlights will help you evaluate the Fund's financial performance for the past five fiscal years or periods (as applicable). Certain information reflects financial results for a single fund class share. The total return in each chart represents the rate that a shareholder would have earned (or lost) on an investment in the Fund, assuming investment at the start of the period and reinvestment of all dividends and other distributions. The information is for the periods indicated.
These financial highlights for the fiscal years ended October 31, 2020 and after were derived from the financial statements audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report on those financial statements was unqualified. The information for the fiscal years or periods (as applicable) prior to the fiscal year ended October 31, 2020 was audited by another independent registered public accounting firm.
A copy of the Fund's annual report, including the Fund's audited financial statements and report of independent registered public accounting firm, is available upon request, at no charge, as described on the back cover of this Prospectus.
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PGIM Global Total Return (USD Hedged) Fund

Class A Shares
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.85	$10.03	$10.41	$10.43	$9.48
Income (loss) from investment operations:
Net investment income (loss)	0.29	0.20	0.15	0.21	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.16	(2.03)	(0.27)	0.30	1.33
Total from investment operations	0.45	(1.83)	(0.12)	0.51	1.51
Less Dividends and Distributions:
Dividends from net investment income	(0.37)	(0.35)	(0.26)	(0.28)	(0.56)
Tax return of capital distributions	(0.03)	-	-	(0.14)	-
Distributions from net realized gains	-	-	-	(0.11)	-
Total dividends and distributions	(0.40)	(0.35)	(0.26)	(0.53)	(0.56)
Net asset value, end of Year	$7.90	$7.85	$10.03	$10.41	$10.43
Total Return(b):	5.69%	(18.63)%	(1.22)%	5.12%	16.40%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$469	$465	$841	$729	$2,036
Average net assets (000)	$451	$570	$825	$1,716	$234
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89%(d)	0.88%	0.88%	0.88%	0.88%
Expenses before waivers and/or expense reimbursement	2.76%	3.10%	2.96%	2.30%	8.27%
Net investment income (loss)	3.64%	2.27%	1.48%	2.03%	1.69%
Portfolio turnover rate(e)	20%	30%	20%	33%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)
Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund's contractual waiver for the year ended October 31, 2023.

(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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49

Class C Shares
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.85	$10.03	$10.41	$10.43	$9.48
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.14	0.08	0.12	0.17
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15	(2.04)	(0.28)	0.31	1.27
Total from investment operations	0.38	(1.90)	(0.20)	0.43	1.44
Less Dividends and Distributions:
Dividends from net investment income	(0.31)	(0.28)	(0.18)	(0.20)	(0.49)
Tax return of capital distributions	(0.03)	-	-	(0.14)	-
Distributions from net realized gains	-	-	-	(0.11)	-
Total dividends and distributions	(0.34)	(0.28)	(0.18)	(0.45)	(0.49)
Net asset value, end of Year	$7.89	$7.85	$10.03	$10.41	$10.43
Total Return(b):	4.77%	(19.24)%	(1.96)%	4.32%	15.59%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$58	$119	$139	$162	$39
Average net assets (000)	$59	$166	$150	$85	$16
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.64%(d)	1.63%	1.63%	1.63%	1.63%
Expenses before waivers and/or expense reimbursement	12.14%	7.58%	10.05%	15.56%	97.66%
Net investment income (loss)	2.89%	1.54%	0.74%	1.15%	1.70%
Portfolio turnover rate(e)	20%	30%	20%	33%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)
Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund's contractual waiver for the year ended October 31, 2023.

(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

50
PGIM Global Total Return (USD Hedged) Fund

Class Z Shares
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.85	$10.03	$10.41	$10.43	$9.48
Income (loss) from investment operations:
Net investment income (loss)	0.31	0.23	0.17	0.22	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15	(2.04)	(0.27)	0.32	1.36
Total from investment operations	0.46	(1.81)	(0.10)	0.54	1.54
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.37)	(0.28)	(0.31)	(0.59)
Tax return of capital distributions	(0.03)	-	-	(0.14)	-
Distributions from net realized gains	-	-	-	(0.11)	-
Total dividends and distributions	(0.42)	(0.37)	(0.28)	(0.56)	(0.59)
Net asset value, end of Year	$7.89	$7.85	$10.03	$10.41	$10.43
Total Return(b):	5.82%	(18.42)%	(0.98)%	5.37%	16.71%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$10,693	$5,442	$10,982	$8,864	$3,854
Average net assets (000)	$6,320	$7,255	$17,287	$6,563	$1,214
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64%(d)	0.63%	0.63%	0.63%	0.63%
Expenses before waivers and/or expense reimbursement	1.03%	1.12%	1.09%	1.56%	3.11%
Net investment income (loss)	3.88%	2.53%	1.65%	2.17%	1.72%
Portfolio turnover rate(e)	20%	30%	20%	33%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)
Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund's contractual waiver for the year ended October 31, 2023.

(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

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51

Class R6 Shares
	Year Ended October 31,
	2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$7.85	$10.04	$10.41	$10.43	$9.48
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.24	0.18	0.23	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.15	(2.06)	(0.26)	0.31	1.28
Total from investment operations	0.47	(1.82)	(0.08)	0.54	1.54
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.37)	(0.29)	(0.31)	(0.59)
Tax return of capital distributions	(0.03)	-	-	(0.14)	-
Distributions from net realized gains	-	-	-	(0.11)	-
Total dividends and distributions	(0.42)	(0.37)	(0.29)	(0.56)	(0.59)
Net asset value, end of Year	$7.90	$7.85	$10.04	$10.41	$10.43
Total Return(b):	6.01%	(18.47)%	(0.82)%	5.42%	16.79%

Ratios/Supplemental Data:
Net assets, end of Year (000)	$85,974	$68,712	$62,187	$30,314	$28,565
Average net assets (000)	$79,863	$73,367	$37,302	$29,230	$26,482
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.59%(d)	0.58%	0.58%	0.58%	0.58%
Expenses before waivers and/or expense reimbursement	0.80%	0.76%	0.89%	1.19%	1.49%
Net investment income (loss)	3.95%	2.69%	1.74%	2.25%	2.66%
Portfolio turnover rate(e)	20%	30%	20%	33%	31%

(a)	Calculated based on average shares outstanding during the year.
(b)
Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)
Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund's contractual waiver for the year ended October 31, 2023.

(e)
The Fund's portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund's portfolio turnover rate may be higher.

52
PGIM Global Total Return (USD Hedged) Fund

GLOSSARY
FUND Index
Bloomberg Global Aggregate (USD Hedged) Index. The Bloomberg Global Aggregate (USD Hedged) Index is an unmanaged index which tracks the performance of global investment-grade fixed income markets, including treasury, government-related, corporate and securitized fixed-rate bonds from both developed and emerging market issuers. The index includes hedge financial instruments to reduce any gains or losses that could be attributed to non-U.S. Dollar exposure. Index returns do not include the effect of any mutual fund sales charges, operating expenses or taxes. These returns would be lower if they included the effect of these expenses.
Visit our website at www.pgim.com/investments
53

APPENDIX A: WAIVERS AND DISCOUNTS AVAILABLE FROM CERTAIN FINANCIAL INTERMEDIARIES
The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales charge (“CDSC”) waivers (i.e., back-end), which are discussed below. In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through the applicable intermediary to receive these waivers or discounts.
Merrill Lynch
Shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, as applicable, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch
◾
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◾
Shares purchased by a 529 Plan (does not include 529 Plan units or 529-specific share classes or equivalents)
◾
Shares purchased through a Merrill Lynch affiliated investment advisory program
◾
Shares exchanged due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
◾
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
◾
Shares of funds purchased through the Merrill Edge Self-Directed platform
◾
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
◾
Shares exchanged from Class C (i.e. level-load) shares of the same fund pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
◾
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
◾
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
◾
Eligible shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill Lynch’s account maintenance fees are not eligible for reinstatement
CDSC Waivers on Class A and C Shares available at Merrill Lynch
◾
Death or disability of the shareholder
◾
Shares sold as part of a systematic withdrawal plan as described in this Prospectus
◾
Return of excess contributions from an IRA Account
◾
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code
◾
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
◾
Shares acquired through a Right of Reinstatement
◾
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms
54

◾
Shares received through an exchange due to the holdings moving from a Merrill Lynch affiliated investment advisory program to a Merrill Lynch brokerage (non-advisory) account pursuant to Merrill Lynch’s policies relating to sales load discounts and waivers
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
◾
Breakpoints as described in this Prospectus
◾
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the Fund’s Prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts (including 529 program holdings, where applicable) within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◾
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time
Morgan Stanley Wealth Management
Shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account are eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and be more limited than those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-End Sales Charge Waivers on Class A Shares Available at Morgan Stanley Wealth Management
◾
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
◾
Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
◾
Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
◾
Shares purchased through a Morgan Stanley self-directed brokerage account
◾
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program
◾
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge
Ameriprise Financial
Class A Shares Front-End Sales Charge Waivers Available at Ameriprise Financial
The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial.
Shareholders purchasing Fund shares through an Ameriprise Financial brokerage account are eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
◾
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.
◾
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
◾
Shares exchanged from Class C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this Prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares or conversion of Class C shares following a shorter holding period, that waiver will apply.
55

◾
Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.
◾
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts,  401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, step-son, daughter, step-daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.
◾
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).
Raymond James & Associates, Inc., Raymond James Financial Services and each entity’s affiliates (“Raymond James”)
Shareholders purchasing fund shares through a Raymond James platform or account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s Prospectus or SAI.
Front-end sales load waivers on Class A shares available at Raymond James
◾
Shares purchased in an investment advisory program.
◾
Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.
◾
Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
◾
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).
◾
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.
CDSC Waivers on Classes A and C shares available at Raymond James
◾
Death or disability of the shareholder.
◾
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
◾
Return of excess contributions from an IRA Account.
◾
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’s Prospectus.
◾
Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
◾
Shares acquired through a right of reinstatement.
Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation, and/or letters of intent
◾
Breakpoints as described in this Prospectus.
◾
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.
◾
Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.
Edward D. Jones & Co., L.P. (“Edward Jones”)
Policies Regarding Transactions Through Edward Jones
56

◾
Clients of Edward Jones (also referred to as “shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which can differ from discounts and waivers described elsewhere in this Fund’s Prospectus or statement of additional information (“SAI”) or through another broker-dealer. In all instances, it is the shareholder's responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Fund or other facts qualifying the purchaser for breakpoints, discounts or waivers. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for these discounts and waivers.
Breakpoints
◾
Breakpoint pricing, otherwise known as volume pricing, at dollar thresholds as described in this Fund’s Prospectus.
Rights of Accumulation (“ROA”)
◾
The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except certain money market funds and any assets held in group retirement plans) of PGIM Funds held by the shareholder or in an account grouped by Edward Jones with certain other related accounts for the purpose of providing certain pricing considerations (“pricing groups”). If grouping assets as a shareholder, this includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible fund family assets in the ROA calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Money market funds are included only if such shares were sold with a sales charge at the time of purchase or acquired in exchange for shares purchased with a sales charge.
◾
The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.
◾
ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).
Letter of Intent (“LOI”)
◾
Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying Edward Jones of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not adjusted under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.
◾
If the employer maintaining a SEP IRA plan and/or SIMPLE IRA plan has elected to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping. LOIs will also be at the plan-level and may only be established by the employer.
Sales Charge Waivers
Sales charges are waived for the following shareholders and in the following situations:
◾
Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate's life if the associate retires from Edward Jones in good-standing and remains in good-standing pursuant to Edward Jones’ policies and procedures.
◾
Shares purchased in an Edward Jones fee-based program.
◾
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
◾
Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: (1) the proceeds are from the sale of shares within 60 days of the purchase, and (2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
57

◾
Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the Prospectus.
◾
Exchanges from Class C shares to Class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.
Contingent Deferred Sales Charge (“CDSC”) Waivers
If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:
◾
The death or disability of the shareholder
◾
Systematic withdrawals with up to 10% per year of the account value
◾
Return of excess contributions from an Individual Retirement Account (“IRA”)
◾
Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
◾
Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
◾
Shares exchanged in an Edward Jones fee-based program
◾
Shares acquired through NAV reinstatement
◾
Shares redeemed at the discretion of Edward Jones for Minimum Balances, as described below.
Other Important Information Regarding Transactions Through Edward Jones
Minimum Purchase Amounts (Class A and Class C shares)
◾
Initial purchase minimum: $250
◾
Subsequent purchase minimum: none
Minimum Balances
◾
Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:
◾
A fee-based account held on an Edward Jones platform
◾
A 529 account held on an Edward Jones platform
◾
An account with an active systematic investment plan or LOI
Exchanging Share Classes
◾
Edward Jones has the authority to exchange at NAV a shareholder's holdings in a fund to Class A shares or such other share class based on Edward Jones’ policy.
Janney Montgomery Scott LLC (“Janney”)
Shareholders purchasing Fund shares through a Janney account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's Prospectus or SAI.
Front-end sales charge waivers on Class A shares available at Janney
◾
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
◾
Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.
◾
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).
◾
Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.
58

Sales charge waivers on Class A and C shares available at Janney
◾
Shares sold upon the death or disability of the shareholder.
◾
Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus.
◾
Shares purchased in connection with a return of excess contributions from an IRA account.
◾
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the Fund’s Prospectus.
◾
Shares sold to pay Janney fees but only if the transaction is initiated by Janney.
◾
Shares acquired through a right of reinstatement.
Front-end load discounts available at Janney: breakpoints, and/or rights of accumulation
◾
Breakpoints as described in the Fund’s Prospectus.
◾
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
Oppenheimer & Co. Inc. (“OPCO”)
Shareholders purchasing Fund shares through an OPCO platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”) waivers (i.e., back-end)) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-End Sales Charge Waivers on Class A share available at OPCO
◾
Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
◾
Shares purchased by or through a 529 Plan
◾
Shares purchased through an OPCO affiliated investment advisory program
◾
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the PGIM fund family)
◾
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)
◾
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO
◾
Employees and registered representatives of OPCO or its affiliates and their family members
◾
Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this Prospectus
Contingent Deferred Sales Charge (“CDSC”) Waivers available at OPCO
◾
The death or disability of the shareholder
◾
Shares sold as part of a systematic withdrawal plan as described in this Prospectus
◾
Return of excess contributions from an Individual Retirement Account (“IRA”)
◾
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations
◾
Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO
◾
Shares acquired through a Right of Reinstatement
Front-end load discounts available at OPCO: breakpoints and/or rights of accumulation
◾
Breakpoints as described in this Prospectus
59

◾
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of Fund family assets held by accounts within the purchaser’s household at OPCO. Eligible Fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.
RW Baird (“Baird”)
Shareholders purchasing Fund shares through a Baird platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this Prospectus or the SAI.
Front-end sales charge waivers on Class A shares available at Baird
◾
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund
◾
Shares purchased by employees and registered representatives of Baird or its affiliates and their family members as designated by Baird
◾
Shares purchased from the proceeds of redemptions from another PGIM Fund, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as Rights of Reinstatement)
◾
A shareholder in the Fund's Class C Shares will have their shares converted at net asset value to Class A shares of the Fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird
◾
Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs
Contingent Deferred Sales Charge (“CDSC”) waivers on Class A and C shares available at Baird
◾
Shares sold upon the death or disability of the shareholder
◾
Shares sold as part of a systematic withdrawal plan as described in this Prospectus
◾
Shares purchased in connection with a return of excess contributions from an IRA account
◾
Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations
◾
Shares sold to pay Baird fees but only if the transaction is initiated by Baird
◾
Shares acquired through a Right of Reinstatement
Front-end Sales Charge Discounts available at Baird: Breakpoints and/or Rights of Accumulation
◾
Breakpoints as described in this Prospectus
◾
Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of PGIM Fund assets held by accounts within the purchaser’s household at Baird. Eligible PGIM Fund assets not held at Baird may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
◾
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases of PGIM Funds through Baird, over a 13-month period of time
STIFEL, NICOLAUS & COMPANY, INCORPORATED (“STIFEL”)
Shareholders purchasing Fund shares through a Stifel platform or account, or who own shares for which Stifel or an affiliate is the broker-dealer of record, are eligible for the following front-end sales charge waivers with respect to Class A shares, which may differ from and be more limited than those disclosed elsewhere in this Fund's Prospectus or SAI. All other waivers in the Fund’s Prospectus or SAI apply as described.
Front-End Sales Charge Waivers on Class A Shares
60

◾
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same Fund (at net asset value per share) pursuant to policies and procedures of Stifel.
J.P. MORGAN SECURITIES LLC
Effective September 29, 2023, if you purchase or hold fund shares through an applicable J.P. Morgan Securities LLC brokerage account, you will be eligible for the following sales charge waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers), share class conversion policy and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or Statement of Additional Information.
Front-end sales charge waivers on Class A shares available at J.P. Morgan Securities LLC
◾
Shares exchanged from Class C (i.e. level-load) shares that are no longer subject to a CDSC and are exchanged into Class A shares of the same fund pursuant to J.P. Morgan Securities LLC’s share class exchange policy.
◾
Qualified employer-sponsored defined contribution and defined benefit retirement plans, nonqualified deferred compensation plans, other employee benefit plans and trusts used to fund those plans.  For purposes of this provision, such plans do not include SEP IRAs, SIMPLE IRAs, SAR-SEPs or 501(c)(3) accounts.
◾
Shares of funds purchased through J.P. Morgan Securities LLC Self-Directed Investing accounts.
◾
Shares purchased through rights of reinstatement.
◾
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
◾
Shares purchased by employees and registered representatives of J.P. Morgan Securities LLC or its affiliates and their spouse or financial dependent as defined by J.P. Morgan Securities LLC.
Class C to Class A share conversion
◾
A shareholder in the fund’s Class C shares will have their shares converted to Class A shares (or the appropriate share class) of the same fund if the shares are no longer subject to a CDSC and the conversion is consistent with J.P. Morgan Securities LLC’s policies and procedures.
CDSC waivers on Class A and C shares available at J.P. Morgan Securities LLC
◾
Shares sold upon the death or disability of the shareholder.
◾
Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
◾
Shares purchased in connection with a return of excess contributions from an IRA account.
◾
Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
◾
Shares acquired through a right of reinstatement.
Front-end load discounts available at J.P. Morgan Securities LLC: breakpoints, rights of accumulation & letters of intent
◾
Breakpoints as described in the prospectus.
◾
Rights of Accumulation (“ROA”) which entitle shareholders to breakpoint discounts as described in the fund’s prospectus will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at J.P. Morgan Securities LLC. Eligible fund family assets not held at J.P. Morgan Securities LLC (including 529 program holdings, where applicable) may be included in the ROA calculation only if the shareholder notifies their financial advisor about such assets.
◾
Letters of Intent (“LOI”) which allow for breakpoint discounts based on anticipated purchases within a fund family, through J.P. Morgan Securities LLC, over a 13-month period of time (if applicable).
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FOR MORE INFORMATION Please read this Prospectus before you invest in the Fund and keep it for future reference. For information or shareholder questions contact:
◾MAIL Prudential Mutual Fund Services LLC P.O. Box 534432 Pittsburgh, PA 15253-4432 ◾WEBSITE www.pgim.com/investments	◾TELEPHONE (800) 225-1852 (973) 367-3529 (from outside the U.S.)

◾E-DELIVERY
To receive your mutual fund documents on-line, go to pgim.com/investments/resource/edelivery and enroll.
Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

The Annual and Semi-Annual Reports and the SAI contain additional information about the Fund. Shareholders may obtain free copies of the SAI, Annual Report and Semi-Annual Report as well as other information about the Fund and may make other shareholder inquiries through the telephone number, address and website listed above.

◾STATEMENT OF ADDITIONAL INFORMATION (incorporated by reference into this Prospectus) ◾SEMI-ANNUAL REPORT	◾ANNUAL REPORT (contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year)

You can also obtain copies of Fund documents, including the SAI, from the SEC as follows (the SEC charges a fee to copy documents):
◾ELECTRONIC REQUEST publicinfo@sec.gov	◾VIA THE INTERNET on the EDGAR Database at www.sec.gov

PGIM Global Total Return (USD Hedged) Fund
Share Class	A	C	Z	R6
NASDAQ	PHEAX	PHECX	PHEZX	PHEQX
CUSIP	74439A707	74439A806	74439A871	74439A889
MF238STAT The Fund's Investment Company Act File No. 811-04661

PGIM Global Total Return (USD Hedged) Fund
STATEMENT OF ADDITIONAL INFORMATION  |  December 29, 2023
This Statement of Additional Information (“SAI”) of PGIM Global Total Return (USD Hedged) Fund (the “Fund”), a series of Prudential Global Total Return Fund, Inc. (the “Company”), is not a prospectus and should be read in conjunction with the Prospectus of the Fund dated December 29, 2023. The Fund’s Prospectus can be obtained, without charge, by calling (800) 225-1852 or by writing to Prudential Mutual Fund Services LLC at P.O. Box 534432, Pittsburgh, PA 15253-4432. This SAI has been incorporated by reference into the Fund’s Prospectus.
The information in this SAI applies only to the Fund. The Company has the following other series: PGIM Global Total Return Fund, which is offered pursuant to a separate prospectus and a separate SAI.
The Fund's audited financial statements are incorporated into this SAI by reference to the Fund’s 2023 Annual Report (File No. 811-04661). You may request a copy of the Annual Report at no charge by calling (800) 225-1852.

PGIM GLOBAL TOTAL RETURN (USD HEDGED) FUND
A: PHEAX	C: PHECX	Z: PHEZX	R6: PHEQX

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery
MF238B

3	PART I
3	INTRODUCTION
3	GLOSSARY
4	FUND CLASSIFICATION, INVESTMENT Objective & POLICIES
4	INVESTMENTS, INVESTMENT STRATEGIES AND RISKS
35	INVESTMENT RESTRICTIONS
37	INFORMATION ABOUT BOARD MEMBERS AND OFFICERS
46	MANAGEMENT & ADVISORY ARRANGEMENTS
55	OTHER SERVICE PROVIDERS
56	DISTRIBUTION OF FUND SHARES
59	COMPUTATION OF OFFERING PRICE PER SHARE
59	PORTFOLIO TRANSACTIONS & BROKERAGE
61	ADDITIONAL INFORMATION
62	PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
64	FINANCIAL STATEMENTS
65	PART II
65	PURCHASE, REDEMPTION AND PRICING OF FUND SHARES
70	NET ASSET VALUE
71	SHAREHOLDER SERVICES
73	TAXES, DIVIDENDS AND DISTRIBUTIONS
81	DISCLOSURE OF PORTFOLIO HOLDINGS
83	PROXY VOTING
84	CODES OF ETHICS
84	APPENDIX I: PROXY VOTING POLICIES OF THE SUBADVISER
86	APPENDIX II: DESCRIPTIONS OF SECURITY RATINGS

PART I
INTRODUCTION
This SAI sets forth information about the Fund. This SAI discusses only the Fund. This SAI provides information about certain of the securities, instruments, policies and strategies used by the Fund in seeking to achieve its objective. This SAI also provides additional information about the Company's Board of Directors (hereafter referred to as “Board Members”), the advisory services provided to and the management fees paid by the Fund, and information about other fees paid by and services provided to the Fund, and other information.
Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI:
GLOSSARY
Term	Definition
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
1940 Act Laws, Interpretations and Exemptions	Exemptive order, SEC release, no-action letter or similar relief or interpretations, collectively
ADR	American Depositary Receipt
ADS	American Depositary Share
Board	Fund’s Board of Directors or Trustees
Board Member	A trustee or director of the Fund’s Board
CEA	Commodity Exchange Act, as amended
CFTC	U.S. Commodity Futures Trading Commission
Code	Internal Revenue Code of 1986, as amended
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EDR	European Depositary Receipt
Exchange	NYSE Arca, Inc.
Fannie Mae	Federal National Mortgage Association
FDIC	Federal Deposit Insurance Corporation
Fitch	Fitch Ratings, Inc.
Freddie Mac	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
Ginnie Mae	Government National Mortgage Association
IPO	Initial Public Offering
IRS	Internal Revenue Service
LIBOR	London Interbank Offered Rate
Manager or PGIM Investments	PGIM Investments LLC
Moody’s	Moody’s Investors Service, Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations
NAV	Net Asset Value
NRSRO	Nationally Recognized Statistical Rating Organization
NYSE	New York Stock Exchange
OTC	Over the Counter
Prudential	Prudential Financial, Inc.
PMFS	Prudential Mutual Fund Services LLC
QPTP	“Qualified publicly traded partnership” as the term is used in the Internal Revenue Code of 1986, as amended
REIT	Real Estate Investment Trust

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Term	Definition
RIC	Regulated Investment Company, as the term is used in the Internal Revenue Code of 1986, as amended
S&P	S&P Global Ratings
SEC	U.S. Securities and Exchange Commission
SOFR	Secured Overnight Financing Rate
World Bank	International Bank for Reconstruction and Development
FUND CLASSIFICATION, INVESTMENT Objective & POLICIES
The Company is an open-end management investment company. The Fund is a diversified series of the Company.
The Fund's investment objective is to seek total return, through a combination of current income and capital appreciation.
INVESTMENTS, INVESTMENT STRATEGIES AND RISKS
The principal investment policies and strategies of the Fund are described in the Fund’s Prospectus. In addition, the Fund may from time to time also use the securities, instruments, policies and strategies that are further discussed below in seeking to achieve its objective. Set forth below are descriptions of some of the types of investments and investment strategies that the Fund may use and the risks and considerations associated with those investments and investment strategies. Please also see the Prospectus and the “Fund Classification, Investment Objective & Policies” section of this SAI The order of the below investments, investment strategies and risks does not indicate the significance of any particular investment, investment strategy or risk. The Fund may also invest from time to time in certain types of investments and investment strategies that are not discussed below.
ADJUSTABLE AND FLOATING RATE SECURITIES. Adjustable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The interest rate on a floating rate debt instrument (“floaters”) is a variable rate which is tied to another interest rate, such as LIBOR, SOFR, or the prime rates of U.S. banks. The interest rate on a floater resets periodically, typically quarterly. While, because of the interest rate reset feature, floaters may provide the Fund with a certain degree of protection against rising interest rates, the Fund will participate in any declines in interest rates as well.
ASIA-PACIFIC COUNTRIES INVESTMENTS RISK. In addition to the risks of foreign investing and the risks of investing in emerging markets, the developing market Asia-Pacific countries in which the Fund may invest are subject to certain additional or specific risks. There is a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of these markets also may be affected by developments with respect to more established markets in the region such as in Japan and Hong Kong. Brokers in developing market Asia-Pacific countries typically are fewer in number and less well capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment discussed below, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund.
Many Asia-Pacific countries may be subject to a greater degree of economic, political and social instability than is the case in the United States and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) monsoons and other natural disasters may cause substantial economic disruptions in Asian countries; (iv) outbreaks of infectious illness or other public health threats may reduce consumer demand, result in travel restrictions or quarantines, and may generally have a significant effect on certain Asian economies; (v) internal insurgencies; (vi) hostile relations with neighboring countries; (vii) ethnic, religious and racial disaffection; (viii) nationalization of property and/or confiscatory taxation; and (ix) piracy of intellectual property, data and other security breaches, especially of data stored electronically. In addition, the governments of many such countries, such as India, Indonesia and Vietnam, have a heavy role in regulating and supervising the economy. Another risk common to most such countries is that the economy is heavily export oriented and, accordingly, is dependent upon international trade. The existence of overburdened infrastructure and obsolete financial systems also present risks in certain countries, as do environmental problems. Certain economies also depend to a significant degree upon exports of primary commodities and, therefore, are vulnerable to changes in commodity prices that, in turn, may be affected by a variety of factors.

PGIM Global Total Return (USD Hedged) Fund 4

The legal systems in certain Asia-Pacific countries also may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in certain emerging market Asia-Pacific countries. Similarly, the rights of investors in developing market Asia-Pacific companies may be more limited than those of shareholders of U.S. corporations. It may be difficult or impossible to obtain and/or enforce a judgment in a developing market Asia-Pacific country.
Governments of many Asia-Pacific countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Asia-Pacific countries, which could affect private sector companies and the Fund itself, as well as the value of securities in the Fund’s portfolio. In addition, economic statistics of developing market Asia-Pacific countries may be less reliable than economic statistics of more developed nations.
In addition to the relative lack of publicly available information about developing market Asia-Pacific issuers and the possibility that such issuers may not be subject to the same accounting, auditing and financial reporting standards as U.S. companies, inflation accounting rules in some developing market Asia-Pacific countries require companies that keep accounting records in the local currency, for both tax and accounting purposes, to restate certain assets and liabilities on the company’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits for certain developing market Asia-Pacific companies. Satisfactory custodial services for investment securities may not be available in some developing Asia-Pacific countries, which may result in the Fund incurring additional costs and delays in providing transportation and custody services for such securities outside such countries.
Certain Asia-Pacific countries are especially large debtors to commercial banks and foreign governments. Fund management may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular Asia-Pacific country. The Fund may invest in countries in which foreign investors, including management of the Fund, have had no or limited prior experience.
Certain Asian countries have democracies with relatively short histories, which may increase the risk of political instability. These countries have faced political and military unrest, and further unrest could present a risk to their local economies and securities markets. Indonesia and the Philippines have each experienced violence and terrorism, which has negatively impacted their economies. North Korea and South Korea each have substantial military capabilities, and historical tensions between the two countries present the risk of war. Escalated tensions involving the two countries and any outbreak of hostilities between the two countries, or even the threat of an outbreak of hostilities, could have a severe adverse effect on the entire Asian region. Certain Asian countries have also developed increasingly strained relationships with the U.S., and if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. for trade. Political, religious, and border disputes persist in India. India has recently experienced and may continue to experience civil unrest and hostilities with certain of its neighboring countries. Increased political and social unrest in these geographic areas could adversely affect the performance of investments in this region.
Restrictions on Foreign Investments in Asia-Pacific Countries. Some Asia-Pacific countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the Fund. As illustrations, certain countries may require governmental approval prior to investments by foreign persons or limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. There can be no assurance that the Fund will be able to obtain required governmental approvals in a timely manner. In addition, changes to restrictions on foreign ownership of securities subsequent to the Fund’s purchase of such securities may have an adverse effect on the value of such shares. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests.
The manner in which foreign investors may invest in companies in certain Asia-Pacific countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor, including rights as to dividends or to be made aware of certain corporate actions. There also may be instances where the Fund places a purchase order but subsequently learns, at the time of re-registration, that the permissible allocation of the investment to foreign investors has been filled, depriving the Fund of the ability to make its desired investment at that time.
Substantial limitations may exist in certain countries with respect to the Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities by foreign investors. The Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. For

5

example, in September 1998, Malaysia imposed currency controls that limited funds’ ability to repatriate proceeds of Malaysian investments. It is possible that Malaysia, or certain other countries may impose similar restrictions or other restrictions relating to their currencies or to securities of issuers in those countries. To the extent that such restrictions have the effect of making certain investments illiquid, securities may not be available to meet redemptions. Depending on a variety of financial factors, the percentage of the Fund’s portfolio subject to currency controls may increase. In the event other countries impose similar controls, the portion of the Fund’s assets that may be used to meet redemptions may be further decreased. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund. In certain countries, banks or other financial institutions may be among the leading companies or have actively traded securities. The 1940 Act restricts the Fund’s investments in any equity securities of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder and subject to certain exemptions. These provisions may restrict the Fund’s investments in certain foreign banks and other financial institutions.
In addition to the risks listed above, investing in China (including in Chinese issuers that are listed on U.S. exchanges) presents additional risks. Investing in China involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war and social unrest); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility and significantly smaller market capitalization of securities markets; (f) substantially less liquidity, particularly of certain share classes of Chinese securities; (g) currency exchange rate fluctuations and the lack of available currency hedging instruments; (h) higher rates of inflation; (i) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (j) greater governmental involvement in and control over the economy; (k) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (l) the fact that Chinese companies, particularly those located in China, may be smaller, less seasoned and newly-organized; (m) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (n) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (o) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (p) the fact that the settlement period of securities transactions in foreign markets may be longer; (q) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (r) the risk that Chinese authorities may intervene in the operations and structure of specific Chinese companies (particularly in the financial services and technology sector); (s) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; and (t) the rapidity and erratic nature of growth, particularly in China, resulting in efficiencies and dislocations.
A series of executive orders issued between November 2020 and June 2021 prohibit the Fund from investing in certain companies tied to the Chinese military or China's surveillance technology sector. The prohibited companies are those identified by the U.S. Department of the Treasury as “Chinese Military Industrial Complex Companies.” The restrictions on investing in Chinese Military Industrial Complex Companies extend to instruments that are derivative of, or designed to provide investment exposure to, these companies. The restrictions in these executive orders may force the subadviser to sell certain positions and may restrict the Fund from future investments the subadviser deems otherwise attractive.
Investments in China and Hong Kong are subject to certain political risks. Following the establishment of the People’s Republic of China (“PRC”) by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. The political reunification of China and Taiwan is a highly contentious issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market.
Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the PRC under the principle of “one country, two systems.” Although China is obligated to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Since 1997, there have been tensions between the Chinese government and many people in Hong Kong regarding China's perceived tightening of control over Hong Kong's semi-autonomous liberal political, economic, legal, and social framework. Recent protests may prompt the Chinese and Hong Kong governments to rapidly address Hong Kong's future relationship with mainland China, which remains unresolved. Due to the interconnected nature of the Hong Kong and Chinese economies, this instability in Hong Kong may cause uncertainty in the Hong Kong and Chinese markets. In addition, the Hong Kong dollar trades at a fixed exchange rate in relation to (or, is “pegged” to) the U.S. dollar, which has contributed to the growth and stability of the Hong Kong economy. However, it is uncertain

PGIM Global Total Return (USD Hedged) Fund 6

how long the currency peg will continue or what effect the establishment of an alternative exchange rate system would have on the Hong Kong economy. Because the Fund's NAV is denominated in U.S. dollars, the establishment of an alternative exchange rate system could result in a decline in the Fund’s NAV.
The Chinese economy has grown rapidly during the past several years but there is no assurance that this growth rate will be maintained. In fact, the Chinese economy may experience a significant slowdown as a result of, among other things, a deterioration in global demand for Chinese exports, as well as contraction in spending on domestic goods by Chinese consumers. In addition, China may experience substantial rates of inflation or economic recessions, which would have a negative effect on the economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial and widespread corruption have also hindered performance of the Chinese economy. China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers or a downturn in any of the economies of China's key trading partners may have an adverse impact on the securities of Chinese issuers. The tax laws and regulations in the PRC are subject to change, including the issuance of authoritative guidance or enforcement, possibly with retroactive effect. The interpretation, applicability and enforcement of such laws by the PRC tax authorities are not as consistent and transparent as those of more developed nations, and may vary over time and from region to region. The application and enforcement of the PRC tax rules could have a significant adverse effect on the Fund and its investors, particularly in relation to capital gains withholding tax imposed upon non-residents. In addition, the accounting, auditing and financial reporting standards and practices applicable to Chinese companies may be less rigorous, and may result in significant differences between financial statements prepared in accordance with PRC accounting standards and practices and those prepared in accordance with international accounting standards.
Chinese companies listed on U.S. exchanges often use variable interest entities (“VIEs”) in their structure. Instead of directly owning the equity securities of a Chinese operating company, in a VIE structure, a non-U.S. shell company (often organized in the Cayman Islands) that is listed and traded on a U.S. exchange enters into service contracts and other contracts with the Chinese operating company which provide the foreign shell company with exposure to the Chinese company. Although the U.S. listed shell company has no equity ownership of the Chinese operating company, the contractual arrangements provide the U.S. listed shell company economic exposure to the Chinese operating company and permit the U.S. listed shell company to consolidate the Chinese operating company into its financial statements. VIE structures are subject to legal and regulatory uncertainties and risks. Intervention by the Chinese government with respect to VIE structures or the non-enforcement of VIE-related contractual rights could significantly affect a Chinese operating company's business, the enforceability of the U.S. listed shell company's contractual arrangements with the Chinese operating company and the value of the U.S. listed stock. Intervention by the Chinese government could include nationalization of the Chinese operating company, confiscation of its assets, restrictions on operations and/or constraints on the use of VIE structures. In addition, because the Chinese operating company is not owned, directly or indirectly, by the U.S. listed shell company, the U.S. listed shell company cannot control the Chinese operating company and must rely on the Chinese operating company to perform its contractual obligations in order for the U.S. listed company to receive economic benefits.
Risk of Investing through Stock Connect. China A-shares (“A-shares”) are equity securities of companies based in mainland China that trade on Chinese stock exchanges such as the Shanghai Stock Exchange (“SSE”) and the Shenzhen Stock Exchange (“SZSE”). Foreign investment in A-shares on the SSE and SZSE has historically not been permitted, other than through a license granted under regulations in the PRC known as the Qualified Foreign Institutional Investor and Renminbi (“RMB”) Qualified Foreign Institutional Investor systems. Each license permits investment in A-shares only up to a specified quota.
Investment in eligible A-shares listed and traded on the SSE is also permitted through the Shanghai-Hong Kong Stock Connect program (“Stock Connect”). Stock Connect is a securities trading and clearing program established by Hong Kong Securities Clearing Company Limited (“HKSCC”), the SSE and China Securities Depository and Clearing Corporation Limited (“CSDCC”) that aims to provide mutual stock market access between the PRC and Hong Kong by permitting investors to trade and settle shares on each market through their local exchanges. The Fund may invest in A-shares through Stock Connect or on such other stock exchanges in China which participate in Stock Connect from time to time. Under Stock Connect, the Fund’s trading of eligible A-shares listed on the SSE would be effectuated through its Hong Kong broker.
Although no individual investment quotas or licensing requirements apply to investors in Stock Connect, trading through Stock Connect’s Northbound Trading Link is subject to aggregate and daily investment quota limitations that require that buy orders for A-shares be rejected once the remaining balance of the relevant quota drops to zero or the daily quota is exceeded (although the Fund will be permitted to sell A-shares regardless of the quota balance). These limitations may restrict the Fund from investing in A-shares on a timely basis, which could affect the Fund’s ability to effectively pursue its investment strategy. Investment quotas are also subject to change.

7

Investment in eligible A-shares through Stock Connect is subject to trading, clearance and settlement procedures that could pose risks to the Fund. A-shares purchased through Stock Connect generally may not be sold or otherwise transferred other than through Stock Connect in accordance with applicable rules. For example, PRC regulations require that in order for an investor to sell any A-shares on a certain trading day, there must be sufficient A-shares in the investor’s account before the market opens on that day. If there are insufficient A-shares in the investor’s account, the sell order will be rejected by the SSE. The Stock Exchange of Hong Kong (“SEHK”) carries out pre-trade checking on sell orders of certain stocks listed on the SSE market (“SSE Securities”) of its participants (i.e., stock brokers) to ensure that this requirement is satisfied. While shares must be designated as eligible to be traded under Stock Connect, those shares may also lose such designation, and if this occurs, such shares may be sold but cannot be purchased through Stock Connect. In addition, Stock Connect will only operate on days when both the Chinese and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, an investment in A-shares through Stock Connect may subject the Fund to a risk of price fluctuations on days where the Chinese market is open, but Stock Connect is not trading. Moreover, day (turnaround) trading is not permitted on the A-shares market. If an investor buys A-shares on day “T,” the investor will only be able to sell the A-shares on or after day T+1. Further, since all trades of eligible Stock Connect A-shares must be settled in RMB, investors must have timely access to a reliable supply of offshore RMB, which cannot be guaranteed. There is also no assurance that RMB will not be subject to devaluation. Any devaluation of RMB could adversely affect the Fund’s investments. If the Fund holds a class of shares denominated in a local currency other than RMB, the Fund will be exposed to currency exchange risk if the Fund converts the local currency into RMB for investments in A-shares. The Fund may also incur conversion costs.
A-shares held through the nominee structure under Stock Connect will be held through HKSCC as nominee on behalf of investors. The precise nature and rights of the Fund as the beneficial owner of the SSE Securities through HKSCC as nominee is not well defined under PRC law. There is lack of a clear definition of, and distinction between, legal ownership and beneficial ownership under PRC law and there have been few cases involving a nominee account structure in the PRC courts. The exact nature and methods of enforcement of the rights and interests of the Fund under PRC law is also uncertain. In the unlikely event that HKSCC becomes subject to winding up proceedings in Hong Kong there is a risk that the SSE Securities may not be regarded as held for the beneficial ownership of the Fund or as part of the general assets of HKSCC available for general distribution to its creditors. Notwithstanding the fact that HKSCC does not claim proprietary interests in the SSE Securities held in its omnibus stock account in the CSDCC, the CSDCC as the share registrar for SSE listed companies will still treat HKSCC as one of the shareholders when it handles corporate actions in respect of such SSE Securities. HKSCC monitors the corporate actions affecting SSE Securities and keeps participants of Central Clearing and Settlement System (“CCASS”) informed of all such corporate actions that require CCASS participants to take steps in order to participate in them. Investors may only exercise their voting rights by providing their voting instructions to the HKSCC through participants of the CCASS. All voting instructions from CCASS participants will be consolidated by HKSCC, who will then submit a combined single voting instruction to the relevant SSE-listed company.
The Fund’s investments through Stock Connect’s Northbound Trading Link are not covered by Hong Kong’s Investor Compensation Fund. Hong Kong’s Investor Compensation Fund is established to pay compensation to investors of any nationality who suffer pecuniary losses as a result of default of a licensed intermediary or authorized financial institution in relation to exchange-traded products in Hong Kong. In addition, since the Fund is carrying out Northbound trading through securities brokers in Hong Kong but not PRC brokers, it is not protected by the China Securities Investor Protection Fund in the PRC.
Market participants are able to participate in Stock Connect subject to meeting certain information technology capability, risk management and other requirements as may be specified by the relevant exchange and/or clearing house. Further, the “connectivity” in Stock Connect requires the routing of orders across the border of Hong Kong and the PRC, including the development of new information technology systems on the part of the SEHK and exchange participants. The actual effect on the market for trading A-shares with the introduction of large numbers of foreign investors is unknown. There is no assurance that these systems will function properly or will continue to be adapted to changes and developments in both markets. In the event that the relevant systems fail to function properly, trading in A-shares through Stock Connect could be disrupted.
Stock Connect is subject to regulations promulgated by regulatory authorities for both exchanges. New regulations may be issued from time to time by the regulators and stock exchanges in PRC and Hong Kong in connection with operations, legal enforcement and cross-border trades under Stock Connect. The Fund may be adversely affected as a result of such changes. Furthermore, the securities regimes and legal systems of PRC and Hong Kong differ significantly and issues may arise based on these differences. In addition, the Fund’s investments in A-shares through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. Further, different fees, costs and taxes are imposed on foreign investors acquiring A-shares obtained through Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.

PGIM Global Total Return (USD Hedged) Fund 8

A-Share Market Suspension Risk. A-shares may only be bought from, or sold to, the Fund at times when the relevant A-shares may be sold or purchased on the relevant Chinese stock exchange. The A-shares market has historically had a higher propensity for trading suspensions than many other global equity markets. Trading suspensions in certain stocks could lead to greater market execution risk and costs for the Fund. The SSE currently applies a daily price limit, set at 10%, of the amount of fluctuation permitted in the prices of A-shares during a single trading day. The daily price limit refers to price movements only and does not restrict trading within the relevant limit. There can be no assurance that a liquid market on an exchange will exist for any particular A-share or for any particular time.
Risk of Investing Through Bond Connect. Foreign investors may invest in Chinese bonds traded on the China Interbank Bond Market (“CIBM”) through the China-Hong Kong Bond Connect program (“Bond Connect”). Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in the PRC, which could pose risks to the Fund. Furthermore, securities purchased via Bond Connect will be held on behalf of ultimate investors (such as the Fund) via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit maintained with a PRC-based custodian (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). The Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entries with CSDCC or SCH, and will instead only be reflected on the books of its Hong Kong sub-custodian. This recordkeeping system also subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce its rights as a bondholder, as well as the risks of settlement delays and counterparty default of the Hong Kong subcustodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested, and courts in the PRC have limited experience in applying the concept of beneficial ownership. As such, the Fund may not be able to participate in corporate actions affecting its rights as a bondholder, such as timely payment of distributions, due to time constraints or other operational reasons. Bond Connect trades are settled in RMB, and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred, other than through Bond Connect, in accordance with applicable rules.
A primary feature of Bond Connect is the application of the home market’s laws and rules applicable to investors in Chinese fixed income instruments. Therefore, the Fund’s investments in securities via Bond Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. Such securities may lose their eligibility at any time, in which case, they could be sold, but could no longer be purchased through Bond Connect. The Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Bond Connect. Bond Connect is only available on days when markets in both the PRC and Hong Kong are open. As a result, prices of securities purchased through Bond Connect may fluctuate at times when the Fund is unable to add to, or exit, its position and, therefore, may limit the Fund’s ability to trade when it would be otherwise attractive to do so. Finally, uncertainties in the PRC tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for the Fund. The withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.
The Bond Connect program is a relatively new program and may be subject to further interpretation and guidance. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new and continuing to evolve. In the event that the relevant systems do not function properly, trading through Bond Connect could be disrupted. There can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Bond Connect program, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
ASSET-BACKED SECURITIES. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the entities issuing the securities. Asset-backed securities may be classified as pass-through certificates or collateralized obligations.
Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

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Credit quality of an asset-backed security depends primarily on the quality of the underlying asset, the level of credit support, if any, provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any. The value of an asset-backed security can change because of actual or perceived changes in creditworthiness of the individual borrowers, the originator, the servicing agent, the financial institution providing credit support or the swap counterparty.
Asset-backed securities issued in the form of debt instruments include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust that is often backed by a diversified pool of high risk, below investment grade fixed income securities. The collateral can be from many different types of fixed income securities such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CBOs and CLOs may charge management fees and administrative expenses.
For CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since they are partially protected from defaults, senior tranches from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CBO or CLO depend largely on the type of the collateral securities and the class of the instrument in which the Fund invests. Normally, CBOs and CLOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs and CLOs may be characterized by the Fund as illiquid investments; however, an active dealer market may exist for CBOs and CLOs, allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this SAI and the Fund’s Prospectus (e.g., interest rate risk and default risk), CBOs and CLOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the possibility that the quality of the collateral may decline in value or default; (iii) the risk that the Fund may invest in CBOs or CLOs that are subordinate to other classes; and (iv) the risk that the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
BORROWING AND LEVERAGE. Unless noted otherwise, the Fund may borrow up to 33 1∕3% of the value of its total assets (calculated at the time of the borrowing). The Fund may pledge up to 33 1∕3% of its total assets to secure these borrowings. If the Fund’s asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce borrowings. If the Fund borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the NAV of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the NAV of the Fund’s shares will decrease faster than would otherwise be the case. This is the speculative factor known as “leverage.” In addition, the Fund may use certain investment management techniques (collectively, “effective leverage”), such as certain derivatives, that may provide leverage and are not subject to the borrowing limitation noted above.
The Fund may borrow from time to time, at the discretion of the subadviser, to take advantage of investment opportunities, when yields on available investments exceed interest rates and other expenses of related borrowing, or when, in the subadviser's opinion, unusual market conditions otherwise make it advantageous for the Fund to increase its investment capacity. The Fund will only borrow when there is an expectation that it will benefit the Fund after taking into account considerations such as interest income and possible losses upon liquidation. Borrowing by the Fund creates an opportunity for increased net income but, at the same time, creates risks, including the fact that leverage may exaggerate changes in the NAV of Fund shares and in the yield on the Fund. Unless otherwise stated, the Fund may borrow through forward rolls, dollar rolls or reverse repurchase agreements.
CERTIFICATES OF DEPOSIT. The FDIC, an independent agency of the U.S. Government, provides deposit insurance on all types of deposits, including certificates of deposit, received at an FDIC-insured bank or savings association (“insured depository institutions”) up to applicable limits. The standard deposit insurance amount is $250,000 per depositor (including principal and accrued interest) for each insurable capacity of such depositor, per insured depository institution, which is backed by the full faith and credit of the U.S. Government. All of a depositor’s deposits in the same insurable capacity at the same insured depository institution are aggregated

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for purposes of the $250,000 insurance limit, including deposits held directly in the depositor’s name and for the depositor’s benefit by intermediaries. Any amounts the Fund invests in certificates of deposit in excess of the $250,000 deposit insurance limit will be uninsured. An investor’s investment in the Fund is subject to risk of loss, and is not insured or guaranteed by the FDIC or any other governmental agency.
COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (“REMICs”), The underlying mortgages which collateralize the CMOs and REMICs in which the Fund invests may have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower’s monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.
CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.
The characteristics of convertible securities make them appropriate investments for an investment company seeking long-term capital appreciation and/or total return. These characteristics include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in nonconvertible form.
In analyzing convertible securities, the subadviser will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock, among other things.
Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by the Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, the Fund is authorized to enter into foreign currency hedging transactions in which the Fund may seek to reduce the effect of such fluctuations.
Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.
To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities' investment value.
Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder, which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

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Synthetic convertible securities may be either (i) a debt security or preferred stock that may be convertible only under certain contingent circumstances or that may pay the holder a cash amount based on the value of shares of underlying common stock partly or wholly in lieu of a conversion right (a “Cash-Settled Convertible”), (ii) a combination of separate securities chosen by the subadviser in order to create the economic characteristics of a convertible security, i.e., a fixed income security paired with a security with equity conversion features, such as an option or warrant (a “Manufactured Convertible”) or (iii) a synthetic security manufactured by another party.
Synthetic convertible securities may include either Cash-Settled Convertibles or Manufactured Convertibles. Cash-Settled Convertibles are instruments that are created by the issuer and have the economic characteristics of traditional convertible securities but may not actually permit conversion into the underlying equity securities in all circumstances. As an example, a private company may issue a Cash-Settled Convertible that is convertible into common stock only if the company successfully completes a public offering of its common stock prior to maturity and otherwise pays a cash amount to reflect any equity appreciation. Manufactured Convertibles are created by the subadviser by combining separate securities that possess one of the two principal characteristics of a convertible security, i.e., fixed income (“fixed income component”) or a right to acquire equity securities (“convertibility component”). The fixed income component is achieved by investing in nonconvertible fixed income securities, such as nonconvertible bonds, preferred stocks and money market instruments. The convertibility component is achieved by investing in call options, warrants, or other securities with equity conversion features (“equity features”) granting the holder the right to purchase a specified quantity of the underlying stocks within a specified period of time at a specified price or, in the case of a stock index option, the right to receive a cash payment based on the value of the underlying stock index.
A Manufactured Convertible differs from traditional convertible securities in several respects. Unlike a traditional convertible security, which is a single security having a unitary market value, a Manufactured Convertible is comprised of two or more separate securities, each with its own market value. Therefore, the total “market value” of such a Manufactured Convertible is the sum of the values of its fixed income component and its convertibility component.
More flexibility is possible in the creation of a Manufactured Convertible than in the purchase of a traditional convertible security. Because many corporations have not issued convertible securities, the subadviser may combine a fixed income instrument and an equity feature with respect to the stock of the issuer of the fixed income instrument to create a synthetic convertible security otherwise unavailable in the market. The subadviser may also combine a fixed income instrument of an issuer with an equity feature with respect to the stock of a different issuer when the subadviser believes such a Manufactured Convertible would better promote the Fund’s objective(s) than alternate investments. For example, the subadviser may combine an equity feature with respect to an issuer's stock with a fixed income security of a different issuer in the same industry to diversify the Fund’s credit exposure, or with a U.S. Treasury instrument to create a Manufactured Convertible with a higher credit profile than a traditional convertible security issued by that issuer. A Manufactured Convertible also is a more flexible investment in that its two components may be purchased separately and, upon purchasing the separate securities, “combined” to create a Manufactured Convertible. For example, the Fund may purchase a warrant for eventual inclusion in a Manufactured Convertible while postponing the purchase of a suitable bond to pair with the warrant pending development of more favorable market conditions.
The value of a Manufactured Convertible may respond differently to certain market fluctuations than would a traditional convertible security with similar characteristics. For example, in the event the Fund created a Manufactured Convertible by combining a short-term U.S. Treasury instrument and a call option on a stock, the Manufactured Convertible would likely outperform a traditional convertible of similar maturity that is convertible into that stock during periods when Treasury instruments outperform corporate fixed income securities and underperform during periods when corporate fixed income securities outperform Treasury instruments.
CORPORATE/BANK LOANS. Commercial banks and other financial institutions make loans to companies. These loans may be variously referred to as corporate loans, bank loans, leveraged loans, or bank floating rate loans (“corporate loans”). Borrowers generally pay interest on corporate loans at rates that change in response to changes in market interest rates such as the SOFR, or the prime rate of U.S. banks. As a result, the value of corporate loan investments is generally responsive to shifts in market interest rates. Borrowers frequently provide collateral to secure repayment of these obligations. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a “syndicate.” The syndicate's agent arranges the corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, the Fund may not recover its investment, or there might be a delay in the Fund’s recovery. By investing in a corporate loan, the Fund becomes a member of the syndicate.
In market conditions where short-term interest rates are particularly low, certain floating rate loans may be issued with a feature that prevents the relevant benchmark rate from adjusting below a specified minimum level. This is achieved by defining a “floor” to the benchmark rate, so that if downward market movements of the benchmark rate would, absent this feature, cause the benchmark rate to fall below the floor, with this feature, the benchmark rates of these floating rate loans become fixed at the applicable minimum floor level

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until short-term interest rates (and therefore the benchmark rate) rise above that level. Although this feature is intended to result in these floating rate loans yielding more than they otherwise would when short-term interest rates are low, the feature might also result in the secondary market prices of these floating rate loans becoming more sensitive to changes in interest rates should short-term interest rates rise.
As in the case of junk bonds, the corporate loans in which the Fund may invest can be expected to provide higher yields than higher-rated fixed income securities but may be subject to greater risk of loss of principal and interest. There are, however, some significant differences between corporate loans and junk bonds. Corporate loans are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of corporate loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give corporate loan investors preferential treatment over junk bond investors in the event of a deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the principal and interest owed on the corporate loans will be repaid in full. Corporate loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the prime rate of a U.S. bank, or that may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of SOFR. Consequently, the value of corporate loans held by the Fund may be expected to fluctuate significantly less than the value of fixed rate junk bond instruments as a result of changes in the interest rate environment.
The Fund may acquire interests in corporate loans by means of a novation, assignment or participation. In a novation, the Fund would succeed to all the rights and obligations of the assigning institution and become a contracting party under the credit agreement with respect to the debt obligation. As an alternative, the Fund may purchase an assignment, in which case the Fund may be required to rely on the assigning institution to demand payment and enforce its rights against the borrower but would otherwise typically be entitled to all of such assigning institution's rights under the credit agreement. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution selling the participation interest and not with the borrower. In purchasing a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.
The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Floating rate loans are especially subject to liquidity and settlement risk due to the fact that they can take more than seven days to settle. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Prospectus. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable.
Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.
CREDIT DEFAULT SWAP AGREEMENTS AND SIMILAR INSTRUMENTS. The Fund may enter into credit default swap agreements and similar agreements. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an up-front or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation

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has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As a seller, the Fund generally receives an up-front payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If a credit event occurs, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.
Credit default swaps and similar instruments involve greater risks than if the Fund had invested in the reference obligation directly, since, in addition to general market risks, they are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements and similar instruments only with counterparties that are rated investment grade quality by at least one credit rating agency at the time of entering into such transaction or whose creditworthiness is believed by the subadviser to be equivalent to such rating. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. When acting as a seller of a credit default swap or a similar instrument, the Fund is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
Certain index credit default swaps are required to be executed in regulated markets and submitted for clearing to regulated clearinghouses. Other single-name credit default swaps and index credit default swaps are permitted, although not required, to be cleared through regulated clearinghouses. The Fund will clear credit default swaps that are subject to mandatory clearing and may voluntarily clear some, but not all, of the other credit default swaps not subject to mandatory clearing. The Fund will face counterparty risk with respect to the clearinghouse when entering into cleared credit default swaps. The Fund will face significant counterparty risk with respect to counterparties to non-cleared credit default swaps and similar instruments. The Fund typically will enter into non-cleared credit default swaps and similar instruments with swap dealers and creditworthy entities that have substantial capital or have provided the Fund with a third-party guaranty or other credit support.
CREDIT-LINKED SECURITIES. Among the income producing securities in which the Fund may invest are credit-linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.
Like an investment in a bond, investments in these credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer's receipt of payments from, and the issuer's potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the 1933 Act.
CURRENCY FUTURES. The Fund may seek to enhance returns or hedge against the decline in the value of a currency through use of currency futures or options thereon. Currency futures are similar to forward foreign exchange transactions except that futures are standardized, exchange-traded contracts. See the sub-section entitled “Futures.” Currency futures involve substantial currency risk, and also involve leverage risk.
CURRENCY OPTIONS. The Fund may seek to enhance returns or hedge against the decline in the value of a currency against the U.S. dollar through the use of currency options. Currency options are similar to options on securities, but in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or OTC markets. See “Types of Options” and “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” in this SAI. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

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CYBER SECURITY RISK. The Fund is susceptible to operational, information security and other risks related to the use of technology, computer systems and the Internet to conduct business. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches, whether deliberate or unintentional, arising from the Fund’s third-party service providers (e.g., custodians, financial intermediaries, transfer agents), subadviser, shareholder usage of unsecure systems to access personal accounts, as well as breaches suffered by the issuers of securities in which the Fund invests, may cause significant disruptions in the business operations of the Fund. Potential impacts may include, but are not limited to, potential financial losses for the Fund and the issuers’ securities, the inability of shareholders to conduct transactions with the Fund, an inability of the Fund to calculate NAV, and disclosures of personal or confidential shareholder information.
In addition to direct impacts on Fund shareholders, cyber security failures by the Fund and/or its service providers and others may result in regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs to the Fund, and reputational damage. The Fund may incur reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. The Fund may also incur considerable expenses in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, and others continue to pose new and significant cyber security threats. Although the Fund and its service providers and subadviser may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, the Fund cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the subadviser, and the issuers in which the Fund invests.
DEBT SECURITIES. The Fund may invest in debt securities, such as bonds, that involve credit risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the bonds. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund’s investment in that issuer. Credit risk is reduced to the extent the Fund invests its assets in U.S. Government securities. Certain debt securities, however, may be subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.
DEPOSITARY RECEIPTS. The Fund may invest in the securities of foreign issuers in the form of Depositary Receipts or other securities convertible into securities of foreign issuers. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. ADRs and ADSs are receipts or shares typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe that evidence a similar ownership arrangement. GDRs are receipts issued throughout the world that evidence a similar arrangement. Generally, ADRs and ADSs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. International Depositary Receipts (“IDRs”) are the non-U.S. equivalent of an ADR.
The Fund may invest in unsponsored Depositary Receipts. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted or exchanged.

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DERIVATIVES. The Fund may use instruments referred to as derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. The Fund may use derivatives for hedging purposes. The Fund may also use derivatives to seek to enhance returns. The use of a derivative is speculative if the Fund is primarily seeking to achieve gains, rather than offset the risk of other positions. When the Fund invests in a derivative for speculative purposes, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative's cost. The Fund may not use any derivative to gain exposure to an asset or class of assets that the Fund would be prohibited by its investment restrictions from purchasing directly. The Fund’s use of derivatives may be limited by the 1940 Act and the rules thereunder, as discussed in more detail below under Regulatory Risk.
Risk Factors Involving Derivatives. Derivatives are volatile and involve significant risks, including:
Correlation Risk — the risk that changes in the value of a derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market or security to which the Fund seeks exposure.
Counterparty Risk—the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to the Fund. In particular, derivatives traded in OTC markets are not guaranteed by an exchange or clearing firm and often do not require payment of margin. The Fund is at risk to the extent that the Fund has unrealized gains or has deposited collateral with a counterparty and the counterparty becomes bankrupt or otherwise fails to honor its obligations.
Currency Risk—the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.
Illiquidity Risk— the risk that certain securities or instruments may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth. Illiquidity risk is substantial for certain OTC derivatives, including swaps and OTC options. There can be no assurance that the Fund will be able to unwind or offset a derivative at its desired price, in a secondary market or otherwise.
Index Risk—a derivative linked to the performance of an index will be subject to the risks associated with changes in that index.
Legal Risk—the risk of insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of a derivatives contract.
Leverage Risk—the risk that the Fund’s derivatives transactions can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.
Market Risk — the risk that changes in the value of one or more markets or changes with respect to the value of the underlying asset will adversely affect the value of a derivative. In the event of an adverse movement, the Fund may be required to pay substantial additional margin to maintain its position.
Operational Risk — the risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.
Regulatory Risk—the risk that new regulation of derivatives may make them more costly, may limit their availability, or may otherwise affect their value or performance. Derivative contracts, including, without limitation, swaps, currency forwards, and non-deliverable forwards (“NDFs”), are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Swaps, NDFs and certain other derivatives traded in the OTC market are subject to variation margin requirements. Implementation of the margining and other provisions of the Dodd-Frank Act regarding clearing, mandatory trading, reporting and documentation of swaps and other derivatives have impacted and may continue to impact the costs to the Fund of trading these instruments and, as a result, may affect returns to investors in the Fund.
Rule 18f-4 under the 1940 Act permits the Fund to enter into derivatives transactions and certain other transactions notwithstanding restrictions on the issuance of “senior securities” in the 1940 Act. Derivatives transactions as defined by Rule 18f-4 include, among other things, swaps, futures, forwards, options, short sale borrowings, reverse repurchase agreements and other financing transactions (if the Fund elects to treat such financing transactions as securities), when-issued and forward-settling securities in some circumstances, or any instrument for which the Fund is required to make any payment or delivery of an asset during the life of the

PGIM Global Total Return (USD Hedged) Fund 16

instrument or at maturity, whether as margin, settlement payment or otherwise. Rule 18f-4 requires that, among other things, the Fund establish and maintain a derivatives risk management program and appoint a derivatives risk manager, who is appointed by the Board, including a majority of Independent Board Members and periodically reviews the program and reports to the Board. In addition, the Fund must comply with a relative or absolute limit on leverage risk calculated based on value-at-risk.
Rule 18f-4 excepts from some of the requirements, including establishing a derivatives risk management program and calculating value-at-risk, a fund whose derivatives exposure is limited to 10% of its net assets and which has adopted policies and procedures designed to manage derivatives risks.
The use of derivatives for hedging purposes involves additional correlation risk. If the value of the derivative moves more or less than the value of the hedged instruments, the Fund will experience a gain or loss that will not be completely offset by movements in the value of the hedged instruments.
The Fund generally intends to enter into transactions involving derivatives only if there appears to be a liquid market for such instruments. However, there can be no assurance that, at any specific time, either a liquid market will exist for a derivative or the Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.
Additional Risk Factors Of OTC Transactions; Limitations On The Use Of OTC Derivatives. Certain derivatives traded in OTC markets, including indexed securities, certain swaps and OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for the Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for the Fund to ascertain a market value for such instruments.
Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that the Fund has unrealized gains in such instruments or has deposited collateral with its counterparties, the Fund is at risk that its counterparties will become bankrupt or otherwise fail to honor their obligations. The Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions that appear to have substantial capital or that have provided the Fund with a third-party guaranty or other credit enhancement.
DISTRESSED SECURITIES. The Fund may invest in securities, including corporate loans purchased in the secondary market, which are the subject of bankruptcy proceedings or otherwise in default as to the repayment of principal and/or interest at the time of acquisition by the Fund or are rated in the lower rating categories (generally, Ca or lower by Moody's and CC or lower by S&P or Fitch) or which, if unrated, are in the judgment of the subadviser of equivalent quality (“Distressed Securities”). Investing in Distressed Securities is speculative and involves significant risks. Distressed Securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment.
EMERGING MARKETS INVESTMENTS. The Fund may invest in the securities of issuers domiciled in various countries with emerging capital markets. Specifically, a country with an emerging capital market is any country that the World Bank, the International Finance Corporation, the United Nations or its authorities has determined to have a low or middle income economy. Countries with emerging markets can be found in regions such as Asia, Latin America, Eastern Europe and Africa.
Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other non-U.S. or U.S.
governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, (v) the lack or relatively early development of legal structures governing private and non-U.S. investments and private property, (vi) substantial difficulties U.S. governmental entities may have in bringing and enforcing actions against non-U.S. companies and non-U.S. persons, including company directors and officers, and (vii) the difficulty of bringing shareholder claims to pursue as a matter of law or practicality in certain emerging markets. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gains taxes on non-U.S. investors.
Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have

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expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such an event, it is possible that the Fund could lose the entire value of its investments in the affected markets.
Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those governing U.S. companies. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the United States, such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets, and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.
Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable. The possibility of fraud, negligence, undue influence being exerted by the issuer or refusal to recognize ownership exists in some emerging markets, and, along with other factors, could result in ownership registration being completely lost. The Fund would absorb any loss resulting from such registration problems and may have no successful claim for compensation.
ENVIRONMENTAL, SOCIAL AND GOVERNANCE (“ESG”) INTEGRATION. Although the Fund does not seek to implement a specific ESG, impact or sustainability strategy unless specifically disclosed in its Prospectus, consideration of ESG factors that the subadviser deems financially material are embedded in various stages of the subadviser’s investment research processes for the Fund. In particular, where the subadviser believes an ESG factor or factors are likely to be financially material for an investment position over the relevant investment horizon, it will incorporate consideration of those factors into its overall credit assessment, alongside other relevant credit considerations. However, the ESG factors that the subadviser believes to be financially material can vary for each investment depending on the issuer’s activities and unique circumstances and may change over time. Further, ESG factors are not the sole considerations when making investment decisions for the Fund, and may be given more or less weight than other factors in the investment process. In some cases the subadviser may conclude that ESG factors are not likely to materially affect the financial value of an investment over its relevant investment horizon, or conclude that it believes that the investment adequately compensates investors for any material ESG risks that are present. The subadviser’s ESG integration processes are expected to evolve over time, so it is possible that the ESG factors being considered in the future may be different from those considered today. There can be no guarantee that the subadviser will correctly identify and evaluate all relevant ESG factors. It is also possible that the subadviser’s opinion of which ESG factors are likely to be financially material for an investment position could differ from those of other investors. Although the subadviser considers ESG factors as part of its investment process, there are no specific ESG criteria that must be considered in determining whether to include, maintain or exclude any potential investment for the Fund.
EUROPE RECENT EVENTS RISK. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and beyond Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.
In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. The United States and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). The extent and duration of the military action, sanctions imposed and other punitive action taken and resulting future market disruptions in Europe and globally cannot be easily predicted, but could be significant and have a severe adverse effect on Russia and Europe in general, including significant negative impacts on the economy, sovereign debt and the markets for certain securities and commodities, such as oil and natural gas. This conflict may expand and military attacks could occur elsewhere in Europe. The potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets. Europe has also been struggling with mass migration. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value

PGIM Global Total Return (USD Hedged) Fund 18

and relative liquidity of the Fund’s investments. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero. The occurrence of terrorist incidents throughout Europe could also impact financial markets globally.
EXCHANGE-TRADED FUNDS. The Fund may invest in ETFs, which may be unit investment trusts or open-end management investment companies. ETFs may hold portfolios of securities designed to track the performance of various broad securities indices or sectors of such indices or ETFs may be actively managed. ETFs provide another means, in addition to futures and options on indices, of including exposure to global equities, global bonds, commodities and currencies markets in the Fund’s investment portfolio. The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such ETF.
FOREIGN EXCHANGE TRANSACTIONS. The Fund may engage in spot and forward foreign exchange transactions and currency swaps, purchase and sell options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar or to seek to enhance returns. Such transactions could be effected with respect to hedges on non-U.S. dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.
As an illustration, the Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a yen-denominated security. In such circumstances, for example, the Fund may purchase a foreign currency put option enabling the Fund to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the yen relative to the dollar will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund may also sell a call option which, if exercised, requires the Fund to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “straddle”). By selling such a call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. Straddles of the type that may be used by the Fund are considered to constitute hedging transactions and are consistent with the policies described above. The Fund will not attempt to hedge all of its foreign portfolio positions.
Forward Foreign Exchange Transactions. Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and specified future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Fund will enter into foreign exchange transactions for purposes of hedging either a specific transaction or a portfolio position, or to seek to enhance returns. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution.
The Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. The Fund may also hedge portfolio positions through currency swaps, which are transactions in which one currency is simultaneously bought for a second currency on a spot basis and sold for the second currency on a forward basis. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk.
Risk Factors In Hedging Foreign Currency. Hedging transactions involving Currency Instruments have substantial risks, including correlation risk. While the Fund’s use of Currency Instruments to effect hedging strategies is intended to reduce the volatility of the NAV of the Fund’s shares, the NAV of the Fund’s shares will fluctuate. Moreover, although Currency Instruments will be used with the intention of hedging against adverse currency movements, transactions in Currency Instruments involve the risk that anticipated currency movements will not be accurately predicted and that the Fund’s hedging strategies will be ineffective. To the extent that the Fund hedges against anticipated currency movements that do not occur, the Fund may realize losses and decrease its total return as the result of its hedging transactions. Furthermore, the Fund will only engage in hedging activities from time to time and may not be engaging in hedging activities when movements in currency exchange rates occur.
In connection with its trading in forward foreign currency contracts, the Fund will contract with a foreign or domestic bank, or a foreign or domestic securities dealer, to make or take future delivery of a specified amount of a particular currency. There are no limitations on daily price moves in such forward contracts, and banks and dealers are not required to continue to make markets in such contracts. There have been periods during which certain banks or dealers have refused to quote prices for such forward contracts or have quoted prices with an unusually wide spread between the price at which the bank or dealer is prepared to buy and that at which it is prepared to sell. Governmental imposition of credit controls might limit any such forward contract trading. With respect to its trading of forward contracts, if any, the Fund will be subject to the risk of bank or dealer failure and the inability of, or refusal by, a bank or dealer to perform with respect to such contracts. Any such default would deprive the Fund of any profit potential or force the Fund to cover its commitments for resale, if any, at the then market price and could result in a loss to the Fund.

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It may not be possible for the Fund to hedge against currency exchange rate movements, even if correctly anticipated, in the event that (i) the currency exchange rate movement is so generally anticipated that the Fund is not able to enter into a hedging transaction at an effective price, or (ii) the currency exchange rate movement relates to a market with respect to which Currency Instruments are not available and it is not possible to engage in effective foreign currency hedging. The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currencies involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency exchange usually are conducted on a principal basis, no fees or commissions are involved.
FOREIGN INVESTMENTS. The Fund may invest in foreign equity and/or debt securities. Foreign debt securities include certain foreign bank obligations and U.S. dollar or foreign currency-denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities.
Certain Risks of Holding Fund Assets Outside the United States. The Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or any of their agents goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell and hold securities in certain foreign markets than in the United States. The increased expense of investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund as compared to investment companies that invest only in the United States.
Currency Risk and Exchange Risk. Securities in which the Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates will affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a stronger U.S. dollar will reduce returns on foreign currency dominated securities for U.S. investors while a weak U.S. dollar will increase those returns.
Foreign Economy Risk. The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources, and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers, and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets, or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts, and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.
Foreign Market Risk. Foreign securities offer the potential for more diversification than if the Fund invests only in the United States because securities traded on foreign markets have often (though not always) performed differently from securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that, because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may be difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.
Governmental Supervision and Regulation/Accounting Standards. Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less rigorously than the United States. Some countries may not have laws to protect investors comparable to the U.S. securities laws. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company's securities based on nonpublic information about that company. Accounting standards in other countries are not necessarily the same as in the United States and auditors may not be subject to the same level of oversight. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company's financial condition.

PGIM Global Total Return (USD Hedged) Fund 20

Settlement Risk. Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Fund to carry out transactions. If the Fund cannot settle or there is a delay in settling a purchase of securities, the Fund may miss attractive investment opportunities and certain assets may be uninvested with no return earned thereon for some period. If the Fund cannot settle or there is a delay in settling a sale of securities, the Fund may lose money if the value of the security then declines or, if there is a contract to sell the security to another party, the Fund could be liable to that party for any losses incurred.
Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, thereby reducing the amount available for distribution to shareholders.
FUTURES. The Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract the Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, the Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risk.
The sale of a futures contract limits the Fund’s risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the futures contract's expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, the Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.
The purchase of a futures contract may protect the Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or the Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.
The Fund is also authorized to purchase or sell call and put options on futures contracts including financial futures and stock indices in connection with its hedging activities. Generally, these strategies would be used under the same market and market sector conditions (i.e., conditions relating to specific types of investments) in which the Fund entered into futures transactions. The Fund may purchase put options or write (i.e., sell) call options on futures contracts and stock indices rather than selling the underlying futures contract in anticipation of a decrease in the market value of its securities. Similarly, the Fund can purchase call options, or write put options on futures contracts and stock indices, as a substitute for the purchase of such futures to hedge against the increased cost resulting from an increase in the market value of securities which the Fund intends to purchase.
The Fund will be considered “covered” with respect to a call option written on a futures contract if the Fund owns the assets that are deliverable under the futures contract or an option to purchase that futures contract having a strike price equal to or less than the strike price of the “covered” option and having an expiration date not earlier than the expiration date of the “covered” option, or if it holds segregated in an account with its custodian for the term of the option cash or other relatively liquid assets at all times equal in value to the mark-to-market value of the futures contract on which the option was written. The Fund will be considered “covered” with respect to a put option written on a futures contract if the Fund owns an option to sell that futures contract having a strike price equal to or greater than the strike price of the “covered” option, or if the Fund holds segregated in an account with its custodian for the term of the option cash or other relatively liquid assets at all times equal in value to the exercise price of the put (less any initial margin deposited by the Fund with its futures custody manager or as otherwise permitted by applicable law with respect to such option). There is no limitation on the amount of the Fund’s assets that can be segregated. Segregation requirements may impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require the Fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.
The Manager has filed a notice of exclusion from registration as a “commodity pool operator” with respect to the Fund under CFTC Rule 4.5 and, therefore, is not subject to registration or regulation with respect to the Fund under the CEA. In order for the Manager to claim exclusion from registration as a “commodity pool operator” under the CEA with respect to the Fund, the Fund is limited in its ability to trade instruments subject to the CFTC’s jurisdiction, including commodity futures (which include futures on broad-based securities indices, interest rate futures and currency futures), options on commodity futures, certain swaps or other investments (whether directly or indirectly through investments in other investment vehicles). Under this exclusion, the Fund must satisfy one of the following two

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trading limitations whenever it enters into a new commodity trading position: (1) the aggregate initial margin and premiums required to establish the Fund’s positions in CFTC-regulated instruments may not exceed 5% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of the Fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). The Fund would not be required to consider its exposure to such instruments if they were held for “bona fide hedging” purposes, as such term is defined in the rules of the CFTC. In addition to meeting one of the foregoing trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for CFTC-regulated instruments.
HEDGING. Hedging is a strategy in which a derivative or security is used to offset the risks associated with other Fund holdings. Losses on the other investment may be substantially reduced by gains on a derivative that reacts in an opposite manner to market movements. While hedging can reduce losses, it can also reduce or eliminate gains or cause losses if the market moves in a different manner than anticipated by the Fund or if the cost of the derivative outweighs the benefit of the hedge. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced or may be increased. The inability to close options and futures positions also could have an adverse impact on the Fund’s ability to hedge effectively its portfolio. There is also a risk of loss by the Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or a related option.
There can be no assurance that the Fund’s hedging strategies will be effective or that hedging transactions will be available to the Fund. The Fund is not required to engage in hedging transactions and the Fund may choose not to do so from time to time.
HIGH YIELD BONDS (commonly known as “JUNK BONDS”). Junk bonds are debt securities that are rated below investment grade by a NRSRO or are unrated securities that the subadviser believes are of comparable quality. Although junk bonds generally pay higher rates of interest than investment grade bonds, they are high risk investments that may cause income and principal losses for the Fund. The major risks of junk bond investments include the following:
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Junk bonds are issued by less creditworthy issuers. These securities are vulnerable to adverse changes in the issuer's economic condition and to general economic conditions. Issuers of junk bonds may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments or the unavailability of additional financing.
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The issuers of junk bonds may have a larger amount of outstanding debt relative to their assets than issuers of investment grade bonds. If the issuer experiences financial stress, it may be unable to meet its debt obligations.
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Junk bonds are frequently ranked junior to claims by other creditors. If the issuer cannot meet its obligations, the senior obligations are generally paid off before the junior obligations.
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Junk bonds frequently have redemption features that permit an issuer to repurchase the security from the Fund before it matures. If an issuer redeems the junk bonds, the Fund may have to invest the proceeds in bonds with lower yields and may lose income.
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Prices of junk bonds are subject to extreme price fluctuations. Negative economic developments may have a greater impact on the prices of junk bonds than on other higher rated fixed income securities.
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Junk bonds may be more illiquid than higher rated fixed income securities even under normal economic conditions. There are fewer dealers in the junk bond market, and there may be significant differences in the prices quoted for junk bonds by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Fund’s portfolio securities than in the case of securities trading in a more liquid market.
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The Fund may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms with a defaulting issuer.
Currency Hedging. The Fund may use currency hedging instruments to seek to enhance returns. However, the Fund will not hedge a currency in excess of the aggregate market value of the securities that it owns (including receivables for unsettled securities sales), or has committed to or anticipates purchasing, which are denominated in such currency. This limitation does not prohibit the Fund from obtaining long or short exposure to a currency for non-hedging purposes. The Fund may, however, hedge a currency by entering into a transaction in a Currency Instrument denominated in a currency other than the currency being hedged (a “cross-hedge”). The Fund will only enter into a cross-hedge if the subadviser believes that (i) there is a demonstrable high correlation between the currency in which the cross-hedge is denominated and the currency being hedged, and (ii) executing a cross-hedge through the currency in which the cross-hedge is denominated will be significantly more cost-effective or provide substantially greater liquidity than executing a similar hedging transaction by means of the currency being hedged.
ILLIQUID INVESTMENTS OR RESTRICTED SECURITIES. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things that the Fund limit its illiquid investments to no more than 15% of its net assets.  Illiquid investments are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Liquidity risk is the

PGIM Global Total Return (USD Hedged) Fund 22

risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. Investment of the Fund’s assets in illiquid investments may restrict the ability of the Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where the Fund’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short-term cash requirements or incurring capital losses on the sale of illiquid investments.
The Fund may invest in securities that are not registered (restricted securities) under the 1933 Act. Restricted securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by the Fund or less than their fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by the Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of the Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources or they may be dependent on a limited management group. In making investments in such securities, the Fund may obtain access to material nonpublic information, which may restrict the Fund’s ability to conduct portfolio transactions in such securities.
The Fund may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the 1933 Act. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A. Therefore, these securities, as well as commercial paper that is sold in private placements under Section 4(a)(2) of the 1933 Act, may be classified higher than “illiquid” under the LRMP (i.e., “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.
INDEXED AND INVERSE SECURITIES. The Fund may invest in securities the potential return of which is based on an index or interest rate. As an illustration, the Fund may invest in a security whose value is based on changes in a specific index or that pays interest based on the current value of an interest rate index, such as the prime rate. The Fund may also invest in a debt security that returns principal at maturity based on the level of a securities index or a basket of securities, or based on the relative changes of two indices. In addition, the Fund may invest in securities the potential return of which is based inversely on the change in an index or interest rate (that is, a security the value of which will move in the opposite direction of changes to an index or interest rate). For example, the Fund may invest in securities that pay a higher rate of interest when a particular index decreases and pay a lower rate of interest (or do not fully return principal) when the value of the index increases. Investing in such securities may subject the Fund to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant interest rate, index or indices. Indexed and inverse securities may involve credit risk, and certain indexed and inverse securities may involve leverage risk, liquidity risk and currency risk. The Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of such an adverse movement, the Fund may be required to pay substantial additional margin to maintain the position.
INITIAL PUBLIC OFFERINGS. The Fund may invest in securities sold in IPOs. An IPO is the first sale of stock by a private company to the public. IPOs are often issued by smaller, younger companies seeking capital to expand, but can also be done by large privately owned companies looking to become publicly traded.
In an IPO, the issuer obtains the assistance of an underwriting firm, which helps it determine what type of security to issue (common or preferred), best offering price and time to bring it to market. The volume of IPOs and the levels at which the newly issued stocks trade in the secondary market are affected by the performance of the stock market overall. If IPOs are brought to the market, availability may be limited and the Fund may not be able to buy any shares at the offering price, or if the Fund is able to buy shares, the Fund may not be able to buy as many shares at the offering price as the Fund would like.
Investing in IPOs entails risks. Importantly, the prices of securities involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks. It is difficult to predict what the stock will do on its initial day of trading and in the near future since there is often little historical data with which to analyze the company. Also, most IPOs are of companies going through a transitory growth period, and they are therefore subject to additional uncertainty regarding their future value.

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INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund may invest in securities of other investment companies (including ETFs), subject to applicable regulatory limits.
Investing in another investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the values of the portfolio securities may fluctuate due to changes in the financial condition of the securities’ issuers and other market factors. An investment company may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Fund’s performance.
The Fund will indirectly bear its pro rata share of the fees and expenses incurred by an investment company, including investment companies managed by the Manager, subadviser(s) or an affiliate, in which it invests, including advisory fees (to the extent not offset by the Manager, subadviser(s) or an affiliate through waivers). In addition, the Fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security.
MARKET DISRUPTION AND GEOPOLITICAL RISKS. Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally). The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
Global economies and financial markets have become increasingly interconnected, which increases the possibility that economic, financial or political events and factors in one country or region might adversely impact issuers in a different country or region or worldwide.
MONEY MARKET INSTRUMENTS. The Fund may invest in money market instruments. Money market instruments include cash equivalents and short-term obligations of U.S. banks, non-U.S. government securities, certificates of deposit and short-term obligations issued or guaranteed by the U.S. Government or its agencies. Money market instruments also include bankers' acceptances, commercial paper, certificates of deposit and Eurodollar obligations issued or guaranteed by bank holding companies in the U.S., their subsidiaries and non-U.S. branches, by non-U.S. banking institutions, and by the World Bank and other multinational instrumentalities, as well as commercial paper and other short-term obligations of, and variable amount master demand notes, variable rate notes and funding agreements issued by, U.S. and non-U.S. corporations.
MORTGAGE-BACKED SECURITIES. Investing in mortgage-backed securities involves certain unique risks in addition to those generally associated with investing in fixed income securities and in the real estate industry in general. These unique risks include the failure of a party to meet its commitments under the related operative documents, adverse interest rate changes and the effects of prepayments on mortgage cash flows. Mortgage-backed securities are “pass-through” securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. The value of mortgage-backed securities, like that of traditional fixed income securities, typically increases when interest rates fall and decreases when interest rates rise. However, mortgage-backed securities differ from traditional fixed income securities because of their potential for prepayment without penalty. The price paid by the Fund for its mortgage-backed securities, the yield the Fund expects to receive from such securities and the average life of the securities are based on a number of factors, including the anticipated rate of prepayment of the underlying mortgages. In a period of declining interest rates, borrowers may prepay the underlying mortgages more quickly than anticipated, thereby reducing the yield to maturity and the average life of the mortgage-backed securities. Moreover, when the Fund reinvests the proceeds of a prepayment in these circumstances, the likely rate of interest received will be lower than the rate on the security that was prepaid.
Mortgage-backed securities, including CMOs, can be collateralized by either fixed-rate mortgages or adjustable rate mortgages. Fixed-rate mortgage securities are collateralized by fixed-rate mortgages and tend to have high prepayment rates when the level of prevailing interest rates declines significantly below the interest rates on the mortgages. Thus, under those circumstances, the securities are generally less sensitive to interest rate movements than lower coupon fixed-rate mortgages. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae.

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Generally, adjustable rate mortgage securities (“ARMs”) have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMs will experience increased rates of prepayment of principal. However, the major difference between ARMs and fixed-rate mortgage securities (“FRMs”) is that the interest rate and the rate of amortization of principal of ARMs can and do change in accordance with movements in a particular, pre-specified, published interest rate index. The amount of interest on an ARM is calculated by adding a specified amount, the “margin,” to the index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.
The underlying mortgages which collateralize the ARMs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.
To the extent that the Fund purchases mortgage-backed securities at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If the Fund buys such securities at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income. In a period of rising interest rates, prepayments of the underlying mortgages may occur at a slower than expected rate, creating maturity extension risk. This particular risk may effectively change a security that was considered short- or intermediate-term at the time of purchase into a long-term security. Since long-term securities generally fluctuate more widely in response to changes in interest rates than shorter-term securities, maturity extension risk could increase the inherent volatility of the Fund. Under certain interest rate and prepayment scenarios, the Fund may fail to recoup fully its investment in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee.
Most mortgage-backed securities are issued by federal government agencies such as Ginnie Mae, or by government sponsored enterprises such as Freddie Mac and Fannie Mae. Principal and interest payments on mortgage-backed securities issued by the federal government and some federal agencies, such as Ginnie Mae, are guaranteed by the federal government and backed by the full faith and credit of the United States. Mortgage-backed securities issued by other government agencies or government sponsored enterprises are backed only by the credit of the government agency or enterprise and are not backed by the full faith and credit of the United States. Fannie Mae and Freddie Mac are authorized to borrow from the U.S. Treasury to meet their obligations. Private mortgage-backed securities are issued by private corporations rather than government agencies and are subject to credit risk and interest rate risk.
Fannie Mae and Freddie Mac are stockholder-owned companies chartered by Congress. Fannie Mae and Freddie Mac guarantee the securities they issue as to timely payment of principal and interest, but such guarantee is not backed by the full faith and credit of the United States. In September 2008, Fannie Mae and Freddie Mac were placed into conservatorship by their regulator, the Federal Housing Finance Agency. The conservatorship has no specified end date. There can be no assurance as to when or how the conservatorship will be terminated or whether Fannie Mae or Freddie Mac will continue to exist following the conservatorship or what their respective business structures will be during or following the conservatorship. Although the U.S. Government has provided financial support to Fannie Mae and Freddie Mac, there can be no assurance that it will support these or other government-sponsored enterprises (“GSEs”) in the future.
The Fund may purchase certain mortgage-backed securities, the underlying investments of which consist of loans issued and/or serviced by an affiliated entity.
MUNICIPAL SECURITIES. The Fund may from time to time invest in municipal bonds, which may be general obligation or revenue bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest, whereas revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.
The Fund may invest in municipal notes including tax, revenue and bond anticipation notes which are issued to obtain funds for various public purposes. The Fund may invest in municipal asset-backed securities, which are debt obligations, often issued through a trust or other investment vehicles that are backed by municipal debt obligations and accompanied by a liquidity facility. The Fund may invest in municipal securities with the right to resell such securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date. Such a right to resell is commonly referred to as a “put” or “tender option.”

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Municipal securities include notes and bonds issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia, the interest on which is generally eligible for exclusion from federal income tax and, in certain instances, applicable state or local income and personal property taxes. Interest from municipal securities received by the Fund will not be eligible from exclusion from federal income tax when distributed to shareholders. Such securities are traded primarily in the OTC market.
From time to time, proposals have been introduced to limit the use, or tax and other advantages, of municipal securities which, if enacted, could adversely affect the Fund’s NAV and investment practices. Such proposals could also adversely affect the secondary market for high yield municipal securities, the financial condition of issuers of these securities and the value of outstanding high yield municipal securities. Reevaluation of the Fund’s investment objective and structure might be necessary in the future due to market conditions which may result from future changes in state or federal law.
The interest rates payable on certain municipal bonds and municipal notes are not fixed and may fluctuate based upon changes in market rates. Municipal bonds and notes of this type are called “variable rate” obligations. The interest rate payable on a variable rate obligation is adjusted either at pre-designated intervals or whenever there is a change in the market rate of interest on which the interest rate payable is based. Other features may include the right whereby the Fund may demand prepayment of the principal amount of the obligation prior to its stated maturity (a demand feature) and the right of the issuer to prepay the principal amount prior to maturity. The principal benefit of a variable rate obligation is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate obligations should enhance the ability of the Fund to maintain a stable NAV per share and to sell an obligation prior to maturity at a price approximating the full principal amount of the obligation.
Variable rate securities provide for a specific periodic adjustment in the interest rate based on prevailing market rates and generally would allow the Fund to demand payment of the obligation on short notice at par plus accrued interest, which amount may, at times, be more or less than the amount the Fund paid for them.
An inverse floater is a debt instrument with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest rate paid on the inverse floater, with the result that the inverse floater's price will be considerably more volatile than that of a fixed rate bond. Generally, income from inverse floating rate bonds will decrease when short-term interest rates increase, and will increase when short-term interest rates decrease. Such securities have the effect of providing investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple (typically two) of the rate at which fixed-rate, long-term, tax-exempt securities increase or decrease in response to such changes. As a result, the market values of such securities generally will be more volatile than the market values of fixed-rate tax-exempt securities.
Unlike many issues of common and preferred stock and corporate bonds which are traded between brokers acting as agents for their customers on securities exchanges, municipal obligations are customarily purchased from or sold to dealers who are selling or buying for their own account. Most municipal obligations are not required to be registered with or qualified for sale by federal or state securities regulators. Since there are large numbers of municipal obligation issues of many different issuers, most issues do not trade on any single day. On the other hand, most issues are always marketable, since a major dealer will normally, on request, bid for any issue, other than obscure ones. Regional municipal securities dealers are frequently more willing to bid on issues of municipalities in their geographic area.
Although almost all municipal obligations are marketable, the structure of the market introduces its own element of risk; a seller may find, on occasion, that dealers are unwilling to make bids for certain issues that the seller considers reasonable. If the seller is forced to sell, he or she may realize a capital loss that would not have been necessary in different circumstances. Because the NAV of the Fund’s shares reflects the degree of willingness of dealers to bid for municipal obligations, the price of the Fund’s shares may be subject to greater fluctuation than shares of other investment companies with different investment policies.
OPERATIONAL AND TRADING RISK. Systemic failures in the programs and systems employed by the subadviser, brokers and/or counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. The subadviser may not be in a position to verify the risks or reliability of third-party systems. These and other similar disruptions in the subadviser's operations may cause material losses to the Fund.
The subadviser makes extensive use of computer hardware, systems and software and its activities are exposed to risks caused by failures of IT infrastructure and data. Outright failure of the underlying hardware, operating system, software or network, may leave the subadviser unable to trade either generally or in certain of its strategies, and this may expose it to risk should the outage coincide with turbulent market conditions. To ameliorate this risk, backup and disaster recovery plans have been put in place by the subadviser.

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OPTIONS ON SECURITIES AND SECURITIES INDICES.
TYPES OF OPTIONS. The Fund may engage in transactions in options on individual securities, baskets of securities or securities indices, or particular measurements of value or rate (an “index”), such as an index of the price of treasury securities or an index representative of short term interest rates. Such investments may be made on exchanges and in OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties' obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and the seller, but generally do not require the parties to post margin and are subject to greater credit risk. OTC options also involve greater liquidity risk. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives.”
CALL OPTIONS. The Fund may purchase call options on any of the types of securities or instruments in which it may invest. A call option gives the Fund the right to buy, and obligates the seller to sell, the underlying security at the exercise price at any time during the option period. The Fund also may purchase and sell call options on indices. Index options are similar to options on securities except that, rather than taking or making delivery of securities underlying the option at a specified price upon exercise, an index option gives the holder the right to receive cash upon exercise of the option if the level of the index upon which the option is based is greater than the exercise price of the option.
A covered call option is an option in which the Fund owns the underlying security or has an absolute and immediate right to acquire that security, without additional consideration (or for additional consideration held in a segregated account by its custodian), upon conversion or exchange of other securities currently held in its portfolio or with respect to which the Fund holds cash or other relatively liquid assets segregated within the Fund’s account at the custodian or in a separate segregation account at the custodian. The principal reason for writing call options is the attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. By writing covered call options, the Fund gives up the opportunity, while the option is in effect, to profit from any price increase in the underlying security above the option exercise price. In addition, the Fund’s ability to sell the underlying security will be limited while the option is in effect unless the Fund enters into a closing purchase transaction. A closing purchase transaction cancels out the Fund’s position as the writer of an option by means of an offsetting purchase of an identical option prior to the expiration of the option it has written. Covered call options also serve as a partial hedge to the extent of the premium received against a decline in the price of the underlying security. Also, with respect to call options written by the Fund that are covered only by segregated portfolio securities, the Fund is exposed to the risk of loss equal to the amount by which the price of the underlying securities rises above the exercise price.
PUT OPTIONS. The Fund may purchase put options to seek to hedge against a decline in the value of its securities or to enhance its return. By buying a put option, the Fund acquires a right to sell such underlying securities or instruments at the exercise price, thus limiting the Fund’s risk of loss through a decline in the market value of the securities or instruments until the put option expires. The amount of any appreciation in the value of the underlying securities or instruments will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs. A closing sale transaction cancels out the Fund’s position as the purchaser of an option by means of an offsetting sale of an identical option prior to the expiration of the option it has purchased. The Fund also may purchase uncovered put options.
The Fund may write (i.e., sell) put options on the types of securities or instruments that may be held by the Fund. The Fund will receive a premium for writing a put option, which increases the Fund’s return.
REAL ESTATE RELATED SECURITIES. Although the Fund may not invest directly in real estate, the Fund may invest in securities of issuers that are principally engaged in the real estate industry. Therefore, an investment by the Fund is subject to certain risks associated with the ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage; market illiquidity; extended vacancies of properties; increase in competition, property taxes, capital expenditures and operating expenses; changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; tenant bankruptcies or other credit problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and unfavorable changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

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Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to retain its federal income tax status as a RIC because of certain income source requirements applicable to regulated investment companies under the Code.
REFERENCE RATE RISK. The Fund may be exposed to financial instruments that recently transitioned from using LIBOR or continue to use synthetic LIBOR to determine payment obligations, financing terms, hedging strategies or investment value.
The United Kingdom's Financial Conduct Authority (the “FCA”) announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings ceased to be published or are no longer representative. All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (“repo”) market and has been used increasingly on a voluntary basis in new instruments and transactions. On March 15, 2022, the Adjustable Interest Rate Act was signed into law, providing a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on SOFR that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations.
The FCA will permit the use of synthetic U.S. dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market.
Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.
REPURCHASE AGREEMENTS. The Fund may invest in securities pursuant to repurchase agreements. The Fund will enter into repurchase agreements only with parties meeting creditworthiness standards as set forth in the Fund’s repurchase agreement procedures.
Under such agreements, the other party agrees, upon entering into the contract with the Fund, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period, although such return may be affected by currency fluctuations. In the case of repurchase agreements, the prices at which the trades are conducted do not reflect accrued interest on the underlying obligation. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser.
In the case of a repurchase agreement, as a purchaser, the Fund will require all repurchase agreements to be fully collateralized at all times by cash or other relatively liquid assets in an amount at least equal to the resale price. The seller is required to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller's obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with disposition of the collateral.
The Fund may participate in a joint repurchase agreement account with other investment companies managed by the Manager pursuant to an order of the SEC. On a daily basis, any uninvested cash balances of the Fund may be aggregated with those of such investment companies and invested in one or more repurchase agreements. The Fund participates in the income earned or accrued in the joint account based on the percentage of its investment.
REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. The Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a portfolio-eligible security by the Fund, coupled with its agreement to repurchase the instrument at a specified time and price. See “Repurchase Agreements.”

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The Fund may enter into dollar rolls. In a dollar roll, the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sale price and the forward price for the future purchase (often referred to as the drop) as well as by the interest earned on the cash proceeds of the initial sale.
Dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities sold by the Fund but which the Fund is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Cash proceeds from dollar rolls may be invested in cash or other liquid assets.
RUSSIAN FEDERATION INVESTMENT RISK. Investing in the Russian securities market involves a high degree of risk and special considerations not typically associated with investing in the U.S. securities market, and should be considered highly speculative. Risks include: the absence of developed legal structures governing private and foreign investments and private property; the possibility of the loss of all or a substantial portion of the Fund’s assets invested in Russia as a result of expropriation; devaluation; certain national policies which may restrict the Fund’s investment opportunities, including, without limitation, restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and potentially greater price volatility in, significantly smaller capitalization of, and relative illiquidity of, the Russian market. There can also be no assurance that the Fund’s investments in the Russian securities market would not be expropriated, nationalized or otherwise confiscated. In the event of the settlement of any such claims or such expropriation, nationalization or other confiscation, the Fund could lose its entire investment. In addition, it may be difficult and more costly to obtain and enforce a judgment in the Russian court system.
Russia is also subject to a high degree of economic, political and social instability. Such instability may result from, among other things, the following: (i) an authoritarian government or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial discord.
The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products and oil and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products. Any acts of terrorism or armed conflicts in Russia or internationally could have an adverse effect on the financial and commodities markets and the global economy. As Russia produces and exports large amounts of crude oil and gas, any acts of terrorism, armed conflict or government interventions (such as the imposition of sanctions or other governmental restrictions on trade) causing disruptions of Russian oil and gas exports could negatively impact the Russian economy and, thus, adversely affect the financial condition, results of operations or prospects of related companies.
Russia launched a large-scale invasion of Ukraine on February 24, 2022, significantly amplifying already existing geopolitical tensions. Actual and threatened responses to such military action may impact the markets for certain Russian commodities and may likely have collateral impacts on markets globally. The extent and duration of the military action, resulting sanctions imposed and other punitive action taken and resulting future market disruptions, including declines in its stock markets, the value of Russian sovereign debt and the value of the ruble against the U.S. dollar, cannot be easily predicted, but could be significant. Any such disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and the Fund's investments in Russian securities.
As a result of political and military actions undertaken by Russia, the United States and many other countries have instituted various economic sanctions against Russian individuals and entities (including corporate and banking). These sanctioning bodies, or others, may impose additional economic sanctions, or take other actions, against individuals and/or companies in specific sectors of the Russian economy, including, but not limited to, the financial services, energy, metals and mining, engineering, and defense and defense-related materials sectors. These sanctions, and the threat of additional punitive actions, could have adverse consequences for the Russian economy, including continued weakening of the Russian currency, downgrades in Russia’s credit rating, and a significant decline in the value and liquidity of securities issued by Russian companies or the Russian government. Russia’s invasion, the responses of countries and political bodies to Russia’s actions, and the potential for wider conflict may increase financial market volatility and could have severe adverse effects on regional and global economic markets, including the markets for certain securities and commodities, such as oil and natural gas. Any of these events could negatively impact the Fund’s investment in Russian securities. These sanctions have the possibility of impairing the Fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective. For example, the Fund may be prohibited from investing in securities issued by companies subject to such

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sanctions. In addition, these sanctions may require a fund to freeze its existing investments in Russian securities, thereby prohibiting the Fund from buying, selling, receiving or delivering those securities or other financial instruments. It is also possible that any counter measures or retaliatory action by Russia could further impair the value and liquidity of securities issued by Russian companies and may have an impact on the economies of other European countries and globally as well. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.
The Russian government may exercise substantial influence over many aspects of the Russian private sector and may own or control many companies. Future government actions could have a significant effect on the economic conditions in Russia, which could have a negative impact on private sector companies. There is also the possibility of diplomatic developments that could adversely affect investments in Russia. In recent years, the Russian government has taken bold steps, including military actions and alleged state sponsored cyberattacks against foreign companies and governments, to reassert its regional geopolitical influence. Such steps may increase tensions between Russia, its neighbors and Western countries, and may negatively affect its economic growth.
SECURITIES LENDING. Unless otherwise noted, the Fund may lend its portfolio securities to brokers, dealers and other financial institutions subject to applicable regulatory requirements and guidance, including the requirements that: (1) the aggregate market value of securities loaned will not at any time exceed 33 1∕3% of the total assets of the Fund; (2) the borrower pledge and maintain with the Fund collateral consisting of cash having at all times a value of not less than 102% (or 105% for foreign securities) of the value of the securities lent; and (3) the loan be made subject to termination by the Fund at any time. Securities Finance Trust Company (“eSecLending”) serves as securities lending agent for the Fund, and in that role administers the Fund’s securities lending program. As compensation for these services, eSecLending receives a portion of any amounts earned by the Fund through lending securities.
On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would inure to the Fund. If the borrower defaults on its obligation to return the securities lent because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities lent or in gaining access to the collateral. In such situations, the Fund may sell the collateral and purchase a replacement investment in the market. There is a risk that the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.
During the time portfolio securities are on loan, the borrower will pay the Fund an amount equivalent to any dividend or interest paid on such securities. Voting or consent rights which accompany loaned securities pass to the borrower. However, all loans may be terminated at any time to facilitate the exercise of voting or other consent rights with respect to matters considered to be material. The Fund bears the risk that there may be a delay in the return of the securities which may impair the Fund’s ability to exercise such rights.
SHORT SALES AND SHORT SALES AGAINST-THE-BOX. The Fund may make short sales of securities, either as a hedge against potential declines in value of a portfolio security or to realize appreciation when a security that the Fund does not own declines in value. Because making short sales in securities not owned by the Fund exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. As a result, if the Fund makes short sales in securities that increase in value, the Fund will likely underperform similar mutual funds that do not make short sales in securities they do not own. The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. There can be no assurance that the Fund will be able to close out a short sale position at any particular time or at a desired price. Although the Fund’s gain is limited to the price at which the Fund sold the security short, its potential loss is limited only by the maximum attainable price of the security, less the price at which the security was sold and may, theoretically, be unlimited. There is also a risk that a borrowed security will need to be returned to the broker/dealer on short notice. If the request for the return of a security occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that the Fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.
The Fund has a short position in the securities sold short until it delivers to the broker/dealer the securities sold, at which time the Fund receives the proceeds of the sale. In addition, the Fund is required to pay to the broker/dealer the amount of any dividends or interest paid on shares sold short. The Fund will normally close out a short position by purchasing on the open market and delivering to the broker/dealer an equal amount of the securities sold short.
The Fund may also make short sales against-the-box. A short sale against-the-box is a short sale in which the Fund owns an equal amount of the securities sold short, or securities convertible or exchangeable for, with or without payment of any further consideration, such securities.

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SMALLER OR EMERGING GROWTH COMPANIES. Investment in smaller or emerging growth companies involves greater risk than is customarily associated with investments in more established companies. The securities of smaller or emerging growth companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group.
While smaller or emerging growth company issuers may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller or emerging growth companies may involve greater risks and thus may be considered speculative. The subadviser believes that properly selected companies of this type have the potential to increase their earnings or market valuation at a rate substantially in excess of the general growth of the economy. Full development of these companies and trends frequently takes time.
Small capitalization and emerging growth securities will often be traded only in the OTC market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to make many small sales over a lengthy period of time, or to sell these securities at a discount from market prices or during periods when, in the subadviser's judgment, such disposition is not desirable.
While the process of selection and continuous supervision by the subadviser does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small capitalization and emerging growth companies requires specialized research and analysis. In addition, many investors cannot invest sufficient assets in such companies to provide wide diversification.
Small companies are generally little known to most individual investors although some may be dominant in their respective industries. The subadviser believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. The Fund may invest in securities of small issuers in the relatively early stages of business development that have a new technology, a unique or proprietary product or service, or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but Fund management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long-term growth to the portfolio.
Equity securities of specific small capitalization issuers may present different opportunities for long-term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small capitalization issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles. Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the federal government by means of price controls, regulations or litigation.
SOVEREIGN DEBT. Investment in sovereign debt can involve a high degree of risk. The governmental entity that controls the repayment of sovereign debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. A governmental entity's willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the governmental entity's policy towards the International Monetary Fund and the political constraints to which a governmental entity may be subject. Governmental entities may also be dependent on expected disbursements from foreign governments, multilateral agencies and others abroad to reduce principal and interest arrearages on their debt. The commitment on the part of these governments, agencies and others to make such disbursements may be conditioned on the implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds to the governmental entity, which may further impair such debtor's ability or willingness to timely service its debts. Consequently, governmental entities may default on their sovereign debt. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In the event of a default by a governmental entity, there may be few or no effective legal remedies for collecting on such debt.
STRIPPED SECURITIES. Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on the underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments

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may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment.
STRUCTURED NOTES / STRUCTURED SECURITIES. The Fund may invest in structured notes and other types of structured securities, including participation notes, structured notes, low exercise price warrants and other related instruments. These securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”).  Issuers of structured securities include corporations and banks. The interest rate or the principal amount payable upon maturity or redemption may increase or decrease, depending upon changes in the value of the reference instrument. The terms of a structured security may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital by the Fund.  Receipt of the reference instrument is also, in certain circumstances, exchanged upon maturity of the security.
A structured security may be positively, negatively, or both positively and negatively indexed; that is, its value or interest rate may increase or decrease if the value of the reference instrument increases. Similarly, its value or interest rate may increase or decrease if the value of the reference instrument decreases. Further, the change in the principal amount payable with respect to, or the interest rate of, a structured security may be calculated as a multiple of the percentage change (positive or negative) in the value of the underlying reference instrument(s); therefore, the value of such structured security may be very volatile. Additionally, caps can be placed on the amount of appreciation with regard to the reference instrument.
Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. The secondary market for structured securities could be illiquid, making them difficult to sell when the Fund determines to sell them. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately.
In addition, because structured securities generally are traded over-the-counter, structured securities are subject to the creditworthiness of the counterparty of the structured security, and their values may decline substantially if the counterparty's creditworthiness deteriorates.
SUPRANATIONAL ENTITIES. The Fund may invest in debt securities of supranational entities. Examples include the World Bank, the European Steel and Coal Community, the Asian Development Bank and the Inter-American Development Bank. The government members, or “stockholders,” usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guaranty that stockholders will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.
SWAP AGREEMENTS. The Fund may enter into swap transactions, including, but not limited to, equity, interest rate, index, credit default, total return and, to the extent that it invests in foreign currency-denominated securities, currency exchange rate swap agreements. In addition, the Fund may enter into options on swap agreements (“swap options”). These swap transactions are entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return. Swap transactions are a type of derivative. Derivatives are further discussed in the sub-sections entitled “Derivatives” and “Risk Factors Involving Derivatives.”
Swap agreements are two party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on or calculated with respect to particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” that is, the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index or other investments or instruments. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund).

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If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. Since swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its rights to receive a return on its portfolio securities and its rights and obligations to receive and pay a return pursuant to swaps. The Fund will enter into swaps only with counterparties meeting certain creditworthiness standards (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines approved by the Board).
Certain swaps are required to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, the Fund may not be able to enter into swaps that meet its investment needs. The Fund also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The Fund will assume the risk that the clearinghouse may be unable to perform its obligations. The Fund will be required to maintain its positions with a clearing organization through one or more clearing brokers. The clearing organization will require the Fund to post margin and the broker may require the Fund to post additional margin to secure the Fund’s obligations. The amount of margin required may change from time to time. In addition, cleared transactions may be more expensive to maintain than OTC transactions and may require the Fund to deposit larger amounts of margin. The Fund may not be able to recover margin amounts if the broker has financial difficulties. Also, the broker may require the Fund to terminate a derivatives position under certain circumstances. This may cause the Fund to lose money.
TEMPORARY DEFENSIVE STRATEGY AND SHORT-TERM INVESTMENTS. The Fund may temporarily invest without limit in money market instruments, including commercial paper of U.S. corporations, certificates of deposit, bankers' acceptances and other obligations of domestic banks, and obligations issued or guaranteed by the U.S. Government, its agencies or its instrumentalities, as part of a temporary defensive strategy.
The Fund may invest in money market instruments to maintain appropriate liquidity to meet anticipated redemptions. Money market instruments typically have a maturity of one year or less as measured from the date of purchase. The Fund also may temporarily hold cash or invest in money market instruments pending investment of proceeds from new sales of Fund shares or during periods of portfolio restructuring.
TOTAL RETURN SWAP AGREEMENTS. The Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of the underlying assets, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swap agreements entail the risk that a party will default on its payment obligations to the Fund thereunder. Swap agreements also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
U.S. GOVERNMENT AND AGENCY SECURITIES. The Fund may invest in adjustable rate and fixed rate U.S. Government securities. U.S. Government securities are instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government guarantees do not extend to the yield or value of the securities or the Fund’s shares. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency.
U.S. Treasury securities include bills, notes, bonds and other debt securities issued by the U.S. Treasury. These instruments are direct obligations of the U.S. Government and, as such, are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances.
Securities issued by agencies of the U.S. Government or instrumentalities of the U.S. Government, including those which are guaranteed by Federal agencies or instrumentalities, may or may not be backed by the full faith and credit of the United States. Obligations of Ginnie Mae, the Farmers Home Administration and the Small Business Administration are backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments.
The Fund may also invest in component parts of U.S. Government securities, namely either the corpus (principal) of such obligations or one or more of the interest payments scheduled to be paid on such obligations. These obligations may take the form of (1) obligations from which the interest coupons have been stripped; (2) the interest coupons that are stripped; (3) book-entries at a Federal Reserve

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member bank representing ownership of obligation components; or (4) receipts evidencing the component parts (corpus or coupons) of U.S. Government obligations that have not actually been stripped. Such receipts evidence ownership of component parts of U.S. Government obligations (corpus or coupons) purchased by a third party (typically an investment banking firm) and held on behalf of the third party in physical or book-entry form by a major commercial bank or trust company pursuant to a custody agreement with the third party. The Fund may also invest in custodial receipts held by a third party that are not U.S. Government securities.
WARRANTS AND RIGHTS. Warrants and rights are securities permitting, but not obligating, the warrant holder to subscribe for other securities. Buying a warrant does not make the Fund a shareholder of the underlying stock. The warrant holder has no right to dividends or votes on the underlying stock. A warrant does not carry any right to assets of the issuer, and for this reason investment in warrants may be more speculative than other equity-based investments.
WHEN-ISSUED SECURITIES, DELAYED-DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Fund may purchase or sell securities that the Fund is entitled to receive on a when-issued basis. The Fund may also purchase or sell securities on a delayed-delivery basis or through a forward commitment. When delayed-delivery securities are purchased, the price and interest rate are fixed at the time of purchase. When-issued, delayed-delivery and forward commitment transactions all involve the purchase or sale of securities with payment and delivery taking place in the future. The Fund enters into these transactions to obtain what is considered an advantageous price to the Fund at the time of entering into the transaction. The Fund has not established any limit on the percentage of its assets that may be committed in connection with these transactions.
There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Fund’s purchase price. The Fund may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.
YANKEE OBLIGATIONS. The Fund may invest in U.S. dollar-denominated debt securities of foreign corporations issued in the United States and U.S. dollar-denominated debt securities issued or guaranteed as to payment of principal and interest by governments, quasi-governmental entities, government agencies, and other governmental entities of foreign countries and supranational entities, which securities are also issued in the United States (Yankee obligations). Debt securities of quasi-governmental entities are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government’s full faith and credit and general taxing powers.
ZERO COUPON SECURITIES, PAY-IN-KIND SECURITIES AND DEFERRED PAYMENT SECURITIES. The Fund may invest in zero coupon securities. Zero coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity on the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received income (“phantom income”) annually, notwithstanding that cash may not be received currently. To the extent a distribution is paid, there may be uncertainty about the source of the distribution. The effect of owning instruments that do not make current interest payments is that a fixed yield is earned not only on the original investment but also, in effect, on all discount accretion during the life of the obligations. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to invest distributions at a rate as high as the implicit yield on the zero coupon bond, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, some of these securities may be subject to substantially greater price fluctuations during periods of changing market interest rates than are comparable securities that pay interest currently, which fluctuation increases the longer the period to maturity. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. Because these securities do not pay current cash income, their price can be volatile when interest rates fluctuate and an investment in these securities generally has a greater potential for complete loss of principal and/or return than an investment in debt securities that make periodic interest payments. Such investments are more vulnerable to the creditworthiness of the issuer and any other parties upon which performance relies. If the issuer defaults, the Fund may not obtain any return on its investment. These securities may be subject to less liquidity in the event of adverse market conditions than comparably rated securities that pay cash interest at regular intervals. The Fund accrues income with respect to these securities for federal income tax and accounting purposes prior to the receipt of cash payments.
Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain a zero coupon security until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparable rated securities paying cash interest at regular intervals.

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In addition to the above described risks, there are certain other risks related to investing in zero coupon, pay-in-kind and deferred payment securities. During a period of severe market conditions, the market for such securities may become even less liquid. In addition, as these securities do not pay cash interest, the Fund’s investment exposure to these securities and their risks, including credit risk, will increase during the time these securities are held in the Fund’s portfolio. Further, to maintain its qualification for pass-through treatment under the federal tax laws, the Fund is required to distribute income to its shareholders and, consequently, may have to dispose of its portfolio securities under disadvantageous circumstances to generate the cash, or may have to leverage itself by borrowing the cash to satisfy these distributions, as they relate to the distribution of phantom income and the value of the paid-in-kind interest. The required distributions will result in an increase in the Fund’s exposure to such securities.
INVESTMENT RESTRICTIONS
The Fund has adopted the restrictions listed below as fundamental policies. Under the 1940 Act, a fundamental policy is one that cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities. A “majority of the Fund’s outstanding voting securities,” when used in this SAI, means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are present in person or represented by proxy or (ii) more than 50% of the outstanding voting shares.
1. The Fund may not issue senior securities or borrow money or pledge its assets, except as permitted by the 1940 Act Laws, Interpretations and Exemptions. For purposes of this restriction, the purchase or sale of securities on a when-issued or delayed delivery basis, reverse repurchase agreements, dollar rolls, short sales, derivative and hedging transactions such as interest rate swap transactions, and collateral arrangements with respect thereto, and transactions similar to any of the foregoing and collateral arrangements with respect thereto, and obligations of the Fund to its Directors pursuant to deferred compensation arrangements are not deemed to be a pledge of assets or the issuance of a senior security.
2. The Fund may not buy or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported or secured by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
3. The Fund may not buy or sell physical commodities or contracts involving physical commodities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
4. The Fund may not purchase any security if as a result 25% or more of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry, except for temporary defensive purposes, and except that this limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
5. The Fund may not act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.
6. The Fund may make loans, including loans of assets of the Fund, repurchase agreements, trade claims, loan participations or similar investments, or as permitted by the 1940 Act Laws, Interpretations and Exemptions. The acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or instruments similar to any of the foregoing will not be considered the making of a loan, and is permitted if consistent with the Fund’s investment objectives.
With respect to Investment Restriction 1 above, the 1940 Act permits the Fund to borrow money in amounts of up to one-third of the Fund’s total assets from banks for any purpose, and to borrow up to 5% of the Fund’s total assets from banks or other lenders for temporary purposes. (The Fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires the Fund to maintain an “asset coverage” of at least 300% of the amount of its borrowings, provided that in the event that the Fund’s asset coverage falls below 300%, the Fund is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of the Fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate the Fund’s net investment income in any given period. Investment Restriction 1 will be interpreted to permit the Fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act and the rules thereunder. Certain

35

trading practices and investments, such as derivatives transactions, may be treated as senior securities under the 1940 Act. Rule 18f-4 under the 1940 Act provides an exemption from certain limitations on the issuance of senior securities for transactions in derivatives instruments where the Fund complies with the requirements of the rule. Practices and investments that may involve leverage but are not considered to be borrowings or senior securities are not subject to the policy. In addition, Investment Restriction 1 will be interpreted not to prevent investments in derivatives or any collateral arrangements associated therewith, or collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, the posting of initial or variation margin or the Fund's deferred compensation arrangements with the Directors.
Investment Restriction 2 prohibits the Fund from buying or selling real estate.  The Fund may invest in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages and mortgage participations) that are secured by real estate or interests therein, or REIT securities.  The Fund may exercise rights relating to real estate securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.
Investment Restriction 3 prohibits the Fund from buying or selling physical commodities (such as oil or grains) or contracts involving physical commodities, except as permitted by the 1940 Act. The 1940 Act does not prohibit the Fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, the Fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits the Fund’s purchases of illiquid securities to 15% of net assets. If the Fund were to invest in a physical commodity or a physical commodity-related instrument, the Fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There may also be storage charges and risks of loss associated with physical commodities.
With respect to Investment Restriction 4 relating to concentration, the 1940 Act does not define what constitutes “concentration” in an industry. The SEC staff has taken the position that investment of 25% or more of a fund’s total assets in one or more issuers conducting their principal business activities in the same industry constitutes concentration. It is possible that interpretations of concentration could change in the future. A fund that invests a significant percentage of its total assets in a single industry may be particularly susceptible to adverse events affecting that industry and may be more risky than a fund that does not concentrate in an industry. The policy in Investment Restriction 4 will be interpreted to refer to concentration as that term may be interpreted from time to time. Investment without limit in securities of the U.S. Government and its agencies or instrumentalities is permitted by the restriction.  Accordingly, issuers of the foregoing securities will not be considered to be members of any industry. In addition, although the Fund does not concentrate its investments in a particular industry, it may, for temporary defensive purposes, do so. If this occurs, the Fund would, on a temporary basis, be subject to risks that may be unique or pronounced relating to a particular industry. These risks could include greater sensitivity to inflationary pressures or supply and demand for a particular product or service.
Investment Restriction 5 prohibits the Fund from acting as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.  A fund engaging in transactions involving disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. The Fund may purchase restricted securities without limit (except to the extent that restricted securities are subject to the limitation on investment in illiquid investmenets).
With respect to Investment Restriction 6, the 1940 Act does not prohibit the Fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) Investment Restriction 6 permits the Fund to lend its portfolio securities. While lending securities may be a source of income to the Fund, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. Additionally, losses could result from the reinvestment of collateral received on loaned securities in investments that decline in value, default, or do not perform as well as expected. Investment Restriction 6 also permits the Fund to make loans of money, including loans of money to other PGIM Funds pursuant to an SEC order for exemptive relief.  Investment Restriction 6 will be interpreted not to prevent the Fund from purchasing or investing in debt obligations and loans.

PGIM Global Total Return (USD Hedged) Fund 36

Whenever any fundamental investment policy or investment restriction states a maximum percentage of the Fund’s assets, it is intended that, if the percentage limitation is met at the time the investment is made, a later change in percentage resulting from changing total or net asset values will not be considered a violation of such policy.
The Fund’s fundamental investment restrictions will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a restriction provides that an investment practice may be conducted as permitted by the 1940 Act, the restriction will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.
Non-Fundamental Investment Policies
The Fund's non-fundamental investment policies are as follows:
The Fund may not invest in other registered open-end management investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act. The foregoing investment policy does not restrict the Fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets, or (ii) purchasing the securities of registered investment companies, to the extent otherwise permissible under Section 12(d)(1) of the 1940 Act, or Rule 12d1-4 or 1940 Act Laws, Interpretations and Exemptions.
The Fund may not purchase or otherwise acquire any security if immediately after the acquisition the value of illiquid investments held by the Fund would exceed 15% of the Fund’s net assets except as permitted by 1940 Act Laws, Interpretations and Exemptions. The Fund monitors the portion of the Fund’s net assets that is invested in illiquid investments on an ongoing basis, not only at the time of investment in such securities.
The Fund’s investment objective is not a fundamental policy and may be changed without shareholder approval.
Diversification
The Fund is currently classified as a “diversified” fund under the 1940 Act. In general, this means that the Fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, with respect to 75% of its total assets, (a) more than 5% of the Fund’s total assets would be invested in securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Fund can invest more than 5% of its assets in one issuer. Under the 1940 Act, the Fund cannot change its classification from diversified to non-diversified without first obtaining shareholder approval.
INFORMATION ABOUT BOARD MEMBERS AND OFFICERS
Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.
Independent Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Ellen S. Alberding 1958 Board Member Portfolios Overseen: 100
Chief Executive Officer and President, The Joyce
Foundation (charitable foundation) (since
2002); formerly Vice Chair, City Colleges of
Chicago (community college system)
(2011-2015); formerly Trustee, National Park
Foundation (charitable foundation for national
park system) (2009-2018); formerly Trustee,
Economic Club of Chicago (2009-2016);
Trustee, Loyola University (since 2018).
		None.	Since September 2013

37

Independent Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Kevin J. Bannon 1952 Board Member Portfolios Overseen: 101
Retired; formerly Managing Director (April
2008-May 2015) and Chief Investment Officer
(October 2008-November 2013) of Highmount
Capital LLC (registered investment adviser);
formerly Executive Vice President and Chief
Investment Officer (April 1993-August 2007) of
Bank of New York Company; formerly President
(May 2003-May 2007) of BNY Hamilton Family
of Mutual Funds.
		Director of Urstadt Biddle Properties (equity real estate investment trust) (September 2008-August 2023).	Since July 2008
Linda W. Bynoe 1952 Board Member Portfolios Overseen: 98
President and Chief Executive Officer (since
March 1995) and formerly Chief Operating
Officer (December 1989-February 1995) of
Telemat Limited LLC (formerly Telemat Ltd)
(management consulting); formerly Vice
President (January 1985-June 1989) at Morgan
Stanley & Co. (broker-dealer).

Trustee of Equity Residential (residential real
estate) (since December 2009); Director of
Northern Trust Corporation (financial services)
(since April 2006); formerly Director of Anixter
International, Inc. (communication products
distributor) (January 2006-June 2020).
Since March 2005
Barry H. Evans 1960 Board Member Portfolios Overseen: 101
Retired; formerly President (2005-2016), Global
Chief Operating Officer (2014-2016), Chief
Investment Officer - Global Head of Fixed
Income (1998-2014), and various portfolio
manager roles (1986-2006), Manulife Asset
Management (asset management).

Formerly Director, Manulife Trust Company
(2011-2018); formerly Director, Manulife Asset
Management Limited (2015-2017); formerly
Chairman of the Board of Directors of Manulife
Asset Management U.S. (2005-2016); formerly
Chairman of the Board, Declaration Investment
Management and Research (2008-2016).
Since September 2017
Keith F. Hartstein 1956 Board Member & Independent Chair Portfolios Overseen: 101
Retired; formerly Member (November
2014-September 2022) of the Governing Council
of the Independent Directors Council (IDC)
(organization of independent mutual fund
directors); formerly Executive Committee of the
IDC Board of Governors (October
2019-December 2021); formerly President and
Chief Executive Officer (2005-2012), Senior Vice
President (2004-2005), Senior Vice President of
Sales and Marketing (1997-2004), and various
executive management positions (1990-1997),
John Hancock Funds, LLC (asset management);
formerly Chairman, Investment Company
Institute’s Sales Force Marketing Committee
(2003-2008).
		None.	Since September 2013
Laurie Simon Hodrick 1962 Board Member Portfolios Overseen: 98
A. Barton Hepburn Professor Emerita of
Economics in the Faculty of Business, Columbia
Business School (since 2018); Visiting Fellow at
the Hoover Institution, Stanford University
(since 2015); Sole Member, ReidCourt LLC
(since 2008) (a consulting firm); formerly
Visiting Professor of Law, Stanford Law School
(2015-2021); formerly A. Barton Hepburn
Professor of Economics in the Faculty of
Business, Columbia Business School
(1996-2017); formerly Managing Director,
Global Head of Alternative Investment
Strategies, Deutsche Bank (2006-2008).

Independent Director, Andela (since January
2022) (global talent network); Independent
Director, Roku (since December 2020)
(communication services); formerly Independent
Director, Synnex Corporation (2019-2021)
(information technology); formerly Independent
Director, Kabbage, Inc. (2018-2020) (financial
services); formerly Independent Director,
Corporate Capital Trust (2017-2018) (a
business development company).
Since September 2017

PGIM Global Total Return (USD Hedged) Fund 38

Independent Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Brian K. Reid 1961 Board Member Portfolios Overseen: 101
Retired; formerly Chief Economist for the
Investment Company Institute (ICI)
(2005-2017); formerly Senior Economist and
Director of Industry and Financial Analysis at
the ICI (1998-2004); formerly Senior Economist,
Industry and Financial Analysis at the ICI
(1996-1998); formerly Staff Economist at the
Federal Reserve Board (1989-1996); formerly
Director, ICI Mutual Insurance Company
(2012-2017).
		None.	Since March 2018
Grace C. Torres 1959 Board Member Portfolios Overseen: 101
Retired; formerly Treasurer and Principal
Financial and Accounting Officer of the PGIM
Funds, Target Funds, Advanced Series Trust,
Prudential Variable Contract Accounts and The
Prudential Series Fund (1998-June 2014);
Assistant Treasurer (March 1999-June 2014)
and Senior Vice President (September
1999-June 2014) of PGIM Investments LLC;
Assistant Treasurer (May 2003-June 2014) and
Vice President (June 2005-June 2014) of AST
Investment Services, Inc.; Senior Vice President
and Assistant Treasurer (May 2003-June 2014)
of Prudential Annuities Advisory Services, Inc.
		Director (since January 2018) of OceanFirst Financial Corp. and OceanFirst Bank; formerly Director (July 2015-January 2018) of Sun Bancorp, Inc. N.A. and Sun National Bank.	Since November 2014

Interested Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Stuart S. Parker 1962 Board Member & President Portfolios Overseen: 101
President, Chief Executive Officer, Chief
Operating Officer and Officer in Charge of PGIM
Investments LLC (formerly known as Prudential
Investments LLC) (since January 2012);
President and Principal Executive Officer
(“PEO”) (since December 2023) of the PGIM
Credit Income Fund; President and PEO (since
September 2022) of the PGIM Private Credit
Fund; President and PEO (since March 2022) of
the PGIM Private Real Estate Fund, Inc.;
formerly Executive Vice President of Jennison
Associates LLC and Head of Retail Distribution
of PGIM Investments LLC (June 2005-December
2011); Investment Company Institute - Board of
Governors (since May 2012).
		None.	Since January 2012

39

Interested Board Members
Name Year of Birth Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years	Length of Board Service
Scott E. Benjamin 1973 Board Member & Vice President Portfolios Overseen: 101
Executive Vice President (since May 2009) of
PGIM Investments LLC; Vice President (since
June 2012) of Prudential Investment
Management Services LLC; Executive Vice
President (since September 2009) of AST
Investment Services, Inc.; Senior Vice President
of Product Development and Marketing, PGIM
Investments (since February 2006); Vice
President (since December 2023) of the PGIM
Credit Income Fund; Vice President (since
September 2022) of the PGIM Private Credit
Fund; Vice President (since March 2022) of the
PGIM Private Real Estate Fund, Inc.; formerly
Vice President of Product Development and
Product Management, PGIM Investments LLC
(2003-2006).
		None.	Since March 2010

Fund Officers (a)
Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo 1974 Chief Legal Officer
Chief Legal Officer (since December 2023) of the PGIM Credit Income Fund; Chief Legal Officer (since
September 2022) of the PGIM Private Credit Fund; Chief Legal Officer (since July 2022) of the PGIM Private
Real Estate Fund, Inc.; Chief Legal Officer, Executive Vice President and Secretary of PGIM Investments LLC
(since August 2020); Chief Legal Officer of Prudential Mutual Fund Services LLC (since August 2020); Chief
Legal Officer of PIFM Holdco, LLC (since August 2020); Vice President and Corporate Counsel (since January
2005) of Prudential; and Corporate Counsel of AST Investment Services, Inc. (since August 2020); formerly Vice
President and Assistant Secretary of PGIM Investments LLC (2005-2020); formerly Associate at Sidley Austin
Brown & Wood LLP (1999-2004).
Since December 2005
Andrew Donohue 1972 Chief Compliance Officer
Chief Compliance Officer (since May 2023) of the PGIM Funds, Target Funds, PGIM ETF Trust, PGIM Global High
Yield Fund, Inc., PGIM High Yield Bond Fund, Inc., PGIM Short Duration High Yield Opportunities Fund,
Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., PGIM Private Credit Fund,
PGIM Private Real Estate Fund, Inc.; Chief Compliance Officer of AST Investment Services, Inc. (since October
2022); Vice President, Chief Compliance Officer of PGIM Investments LLC (since September 2022); Chief
Compliance Officer (since December 2023) of the PGIM Credit Income Fund; formerly various senior compliance roles within Principal Global Investors, LLC., global asset management for Principal Financial (2011-2022), most recently as Global Chief Compliance Officer (2016-2022).
Since May 2023
Andrew R. French 1962 Secretary
Vice President (since December 2018) of PGIM Investments LLC; Secretary (since December 2023) of the PGIM
Credit Income Fund; Secretary (since September 2022) of the PGIM Private Credit Fund; Secretary (since March
2022) of the PGIM Private Real Estate Fund, Inc.; formerly Vice President and Corporate Counsel (2010-2018)
of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant
Secretary (since January 2007) of PGIM Investments LLC; Vice President and Assistant Secretary (since January
2007) of Prudential Mutual Fund Services LLC.
Since October 2006
Melissa Gonzalez 1980 Assistant Secretary
Vice President and Corporate Counsel (since September 2018) of Prudential; Vice President and Assistant
Secretary (since August 2020) of PGIM Investments LLC; Assistant Secretary (since December 2023) of the
PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund;
Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director and
Corporate Counsel (March 2014-September 2018) of Prudential.
Since March 2020
Patrick E. McGuinness 1986 Assistant Secretary
Vice President and Assistant Secretary (since August 2020) of PGIM Investments LLC; Director and Corporate
Counsel (since February 2017) of Prudential; Assistant Secretary (since December 2023) of the PGIM Credit
Income Fund; Assistant Secretary (since September 2022) of the PGIM Private Credit Fund; Assistant Secretary
(since March 2022) of the PGIM Private Real Estate Fund, Inc.
Since June 2020
Debra Rubano 1975 Assistant Secretary
Vice President and Corporate Counsel (since November 2020) of Prudential; Assistant Secretary (since
December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the PGIM
Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc; formerly
Director and Senior Counsel of Allianz Global Investors U.S. Holdings LLC (2010-2020) and Assistant Secretary
of numerous funds in the Allianz fund complex (2015-2020).
Since December 2020

PGIM Global Total Return (USD Hedged) Fund 40

Fund Officers(a)
Name Year of Birth Fund Position	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
George Hoyt 1965 Assistant Secretary
Vice President and Corporate Counsel of Prudential (since September 2023); formerly Associate General
Counsel of Franklin Templeton and Secretary and Chief Legal Officer of certain funds in the Franklin Templeton complex (2020- 2023) and Managing Director (2016-2020) and Associate General Counsel for Legg Mason,
Inc. and its predecessors (2004-2020).
Since December 2023
Devan Goolsby 1991 Assistant Secretary
Vice President and Corporate Counsel of Prudential (since May 2023); formerly Associate at Eversheds
Sutherland (US) LLP (2021-2023); Compliance Officer at Bloomberg LP (2019-2021); and an Examiner at the
Financial Industry Regulatory Authority (2015-2019)
Since December 2023
Kelly A. Coyne 1968 Assistant Secretary
Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010); Assistant Secretary
(since December 2023) of the PGIM Credit Income Fund; Assistant Secretary (since September 2022) of the
PGIM Private Credit Fund; Assistant Secretary (since March 2022) of the PGIM Private Real Estate Fund, Inc.
Since March 2015
Christian J. Kelly 1975 Chief Financial Officer
Vice President, Global Head of Fund Administration of PGIM Investments LLC (since November 2018); Chief
Financial Officer (since March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced
Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar Fund; Chief Financial Officer (since
December 2023) of the PGIM Credit Income Fund; Chief Financial Officer of PGIM Private Credit Fund (since
September 2022); Chief Financial Officer of PGIM Private Real Estate Fund, Inc. (since July 2022); formerly
Treasurer and Principal Financial Officer (January 2019- March 2023) of PGIM Investments mutual funds, closed end funds and ETFs, Advanced Series Trust Portfolios, Prudential Series Funds and Prudential Gibraltar
Fund; formerly Treasurer and Principal Financial Officer (March 2022 – July 2022) of the PGIM Private Real
Estate Fund, Inc.; formerly Director of Fund Administration of Lord Abbett & Co. LLC (2009-2018), Treasurer
and Principal Accounting Officer of the Lord Abbett Family of Funds (2017-2018); Director of Accounting,
Avenue Capital Group (2008-2009); Senior Manager, Investment Management Practice of Deloitte & Touche
LLP (1998-2007).
Since January 2019
Russ Shupak 1973 Treasurer and Principal Accounting Officer
Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting
Officer of PGIM Investments mutual funds, closed end funds and ETFs (since March 2023); Treasurer and
Principal Accounting Officer (since December 2023) of the PGIM Credit Income Fund; Treasurer and Principal
Accounting Officer (since July 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer (since
September 2022) of the PGIM Private Credit Fund; formerly Assistant Treasurer (March 2022 – July 2022) of the
PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of Advanced Series Trust Portfolios, Prudential Series
Funds and Prudential Gibraltar Fund (since October 2019);  formerly Director (2013-2017) within PGIM
Investments Fund Administration.
Since October 2019
Lana Lomuti 1967 Assistant Treasurer
Vice President (since 2007) within PGIM Investments Fund Administration; formerly Assistant Treasurer
(December 2007-February 2014) of The Greater China Fund, Inc.; formerly Director (2005-2007) within PGIM
Investments Fund Administration.
Since April 2014
Deborah Conway 1969 Assistant Treasurer	Vice President (since 2017) within PGIM Investments Fund Administration; formerly Director (2007-2017) within PGIM Investments Fund Administration.	Since October 2019
Elyse M. McLaughlin 1974 Assistant Treasurer
Vice President (since 2017) within PGIM Investments Fund Administration; Treasurer and Principal Accounting
Officer of the Advanced Series Trust, the Prudential Series Fund and the Prudential Gibraltar Fund (since
March 2023); Assistant Treasurer (since December 2023) of the PGIM Credit Income Fund; Treasurer and
Principal Accounting Officer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer
(since March 2022) of the PGIM Private Real Estate Fund, Inc.; Assistant Treasurer of PGIM Investments
mutual funds, closed end funds and ETFs (since October 2019); formerly Director (2011-2017) within PGIM
Investments Fund Administration.
Since October 2019
Robert W. McCormack 1973 Assistant Treasurer
Vice President (since 2019) within PGIM Investments Fund Administration; Assistant Treasurer (since March
2023) of PGIM Investments mutual funds, closed end funds, ETFs, Advanced Series Trust Portfolios, Prudential
Series Funds and Prudential Gibraltar Fund; Assistant Treasurer (since December 2023) of the PGIM Credit
Income Fund; Assistant Treasurer (since September 2022) of the PGIM Private Credit Fund; Assistant Treasurer
(since March 2022) of the PGIM Private Real Estate Fund, Inc.; formerly Director (2016-2019) within PGIM
Investments Fund Administration; formerly Vice President within Goldman, Sachs & Co. Investment
Management Controllers (2008-2016), Assistant Treasurer of Goldman Sachs Family of Funds (2015-2016).
Since March 2023
Kelly Florio 1978 Anti-Money Laundering Compliance Officer
Vice President, Corporate Compliance, Global Compliance Programs and Compliance Risk Management (since
December 2021) of Prudential; formerly Head of Fraud Risk Management (October 2019-December 2021) at
New York Life Insurance Company; formerly Head of Key Risk Area Operations (November 2018-October 2019),
Director of the US Anti-Money Laundering Compliance Unit (2009-2018) and Bank Loss Prevention Associate
(2006-2009) at MetLife.
Since June 2022
(a) Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

41

Explanatory Notes to Tables:
◾
Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with PGIM Investments LLC and/or an affiliate of PGIM Investments LLC.
◾
Unless otherwise noted, the address of all Board Members and Officers is c/o PGIM Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4410.
◾
There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.
◾
“Other Directorships Held” includes all directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.
◾
“Portfolios Overseen” includes such applicable investment companies managed by PGIM Investments LLC and overseen by the Board Member. The investment companies for which PGIM Investments LLC serves as manager include the PGIM Mutual Funds, Target Funds, PGIM ETF Trust, PGIM Private Real Estate Fund, Inc., PGIM Private Credit Fund, PGIM Credit Income Fund, PGIM High Yield Bond Fund, Inc., PGIM Global High Yield Fund, Inc., PGIM Short Duration High Yield Opportunities Fund, The Prudential Series Fund, Prudential's Gibraltar Fund, Inc. and the Advanced Series Trust.
◾
As used in the Fund Officers table “Prudential” means The Prudential Insurance Company of America.
COMPENSATION OF BOARD MEMBERS AND OFFICERS. Pursuant to a management agreement with the Company on behalf of the Fund, the Manager pays all compensation of Fund Officers and employees as well as the fees and expenses of all Interested Board Members.
The Fund pays each Independent Board Member annual compensation in addition to certain out-of-pocket expenses. Independent Board Members who serve on Board Committees may receive additional compensation. The amount of annual compensation paid to each Independent Board Member may change as a result of the introduction of additional funds on whose Boards the Board Member may be asked to serve.
Independent Board Members may defer receipt of their fees pursuant to a deferred fee agreement with the Fund. Under the terms of the agreement, the Fund accrues deferred Board Members' fees daily which, in turn, accrue interest at a rate equivalent to the prevailing rate of 90-day U.S. Treasury Bills at the beginning of each calendar quarter or at the daily rate of return of any mutual fund managed by PGIM Investments chosen by the Board Member. Payment of the interest so accrued is also deferred and becomes payable at the option of the Board Member. The obligation to make payments of deferred Board Members' fees, together with interest thereon, is a general obligation of the Fund. The Fund does not have a retirement or pension plan for Board Members.
The following table sets forth the aggregate compensation paid by the Fund for the most recently completed fiscal year to the Independent Board Members for service on the Board, and the Board of any other investment company in the Fund Complex for the most recently completed calendar year. Board Members and officers who are “interested persons” of the Fund (as defined in the 1940 Act) do not receive compensation from PGIM Investments-managed funds and therefore are not shown in the following table.
Name	Aggregate Fiscal Year Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex for Most Recent Calendar Year
Compensation Received by Independent Board Members
Ellen S. Alberding***	$1,350	None	None	$334,000* (33/100)**
Kevin J. Bannon	$1,353	None	None	$314,000* (33/100)**
Linda W. Bynoe	$1,350	None	None	$334,000* (30/97)**
Barry Evans***	$1,373	None	None	$372,000* (32/99)**
Keith F. Hartstein	$1,407	None	None	$410,000* (33/100)**
Laurie Simon Hodrick***	$1,353	None	None	$314,000* (29/96)**
Brian Reid	$1,377	None	None	$372,000* (32/99)**
Grace C. Torres	$1,373	None	None	$372,000* (32/99)**
Explanatory Notes to Board Member Compensation Tables
* Compensation relates to portfolios that were in existence for any period during 2022.
** Number of funds and portfolios represent those in existence as of December 31, 2022, and excludes funds that have merged or liquidated during the year. Additionally, the number of funds and portfolios includes those which are approved as of December 31, 2022, however, may commence operations after that date. No compensation is paid out from such funds/portfolios.
*** Under the deferred fee agreement for the PGIM Investments-managed funds, certain Board Members have elected to defer all or part of their total compensation. The amount of compensation deferred during the calendar year ended December 31, 2022, amounted to $316,600, $353,170, and $302,650 for Ms. Alberding, Mr. Evans, and Ms. Hodrick, respectively. Under the deferred fee arrangement, these amounts are deposited into a trust held for the benefit of participating Board Members and are not continuing obligations of the Fund.
BOARD COMMITTEES. The Board has established four standing committees in connection with Fund governance—Audit, Nominating and Governance, Investment, and Compliance. Information on the membership of each standing committee and its functions is set forth below.

PGIM Global Total Return (USD Hedged) Fund 42

Audit Committee: The Board has determined that each member of the Audit Committee is not an “interested person” as defined in the 1940 Act. The responsibilities of the Audit Committee are to assist the Board in overseeing the Fund's independent registered public accounting firm, accounting policies and procedures and other areas relating to the Fund's auditing processes. The Audit Committee is responsible for pre-approving all audit services and any permitted non-audit services to be provided by the independent registered public accounting firm directly to the Fund. The Audit Committee is also responsible for pre-approving permitted services to be provided by the independent registered public accounting firm to (1) the Manager and (2) any entity in a control relationship with the Manager that provides ongoing services to the Fund, provided that the engagement of the independent registered public accounting firm relates directly to the operation and financial reporting of the Fund. The scope of the Audit Committee's responsibilities is oversight. It is management's responsibility to maintain appropriate systems for accounting and internal control and the independent registered public accounting firm's responsibility to plan and carry out an audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). The number of Audit Committee meetings held during the Fund's most recently completed fiscal year is set forth in the table below.
The membership of the Audit Committee is set forth below:
Grace Torres (Chair)
Barry Evans
Keith Hartstein (ex-officio)
Laurie Simon Hodrick
Brian Reid
Nominating and Governance Committee: The Nominating and Governance Committee of the Board is responsible for nominating Board Members and making recommendations to the Board concerning Board composition, committee structure and governance, director education, and governance practices. The Board has determined that each member of the Nominating and Governance Committee is not an “interested person” as defined in the 1940 Act. The number of Nominating and Governance Committee meetings held during the Fund's most recently completed fiscal year is set forth in the table below. The Nominating and Governance Committee Charter is available on the Fund's website.
The membership of the Nominating and Governance Committee is set forth below:
Kevin Bannon (Chair)
Ellen Alberding
Linda Bynoe
Keith Hartstein (ex-officio)
Investment Committees: The Board of each fund in the PGIM retail mutual funds and exchange-traded funds complex has formed joint committees to review the performance of each fund in the Fund Complex. The Gibraltar Investment Committee reviews the performance of each fund that is subadvised by Jennison Associates LLC, PGIM Quantitative Solutions LLC, PGIM DC Solutions LLC, and PGIM Wadhwani LLP. The Dryden Investment Committee reviews the performance of each fund that is subadvised by PGIM Fixed Income, PGIM Real Estate (each of which is a business unit of PGIM, Inc.), PGIM Limited and PGIM Real Estate (UK) Limited. In addition, the Dryden Investment Committee reviews the performance of the closed-end funds. Each committee meets at least four times per year and reports the results of its review to the full Board of each fund at each regularly scheduled Board meeting. Every Independent Board Member sits on one of the two committees.
The number of Gibraltar Investment Committee or Dryden Investment Committee meetings, as applicable, held during the Fund's most recently completed fiscal year is set forth in the table below.
The membership of the Gibraltar Investment Committee and the Dryden Investment Committee is set forth below:

Gibraltar Investment Committee
Laurie Simon Hodrick (Chair)
Ellen Alberding
Linda Bynoe
Keith Hartstein (ex-officio)
Grace Torres
Dryden Investment Committee
Barry Evans (Chair)
Kevin Bannon
Keith Hartstein (ex-officio)
Brian Reid

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Compliance Committee. The Compliance Committee serves as the liaison between the Board and the Fund's Chief Compliance Officer (“CCO”). In its role as liaison, the Compliance Committee assists the Board in overseeing compliance matters and administration. The Compliance Committee's responsibilities include, among other matters, considering any material compliance matter reported by the CCO between meetings of the Board and receiving reports on any investigations into matters within the Committee's scope of responsibilities.
The number of Compliance Committee meetings held during the Fund's most recently completed fiscal year is set forth in the table below.
The membership of the Compliance Committee is set forth below:
Brian Reid (Chair)
Barry Evans
Keith Hartstein (ex-officio)
Grace Torres
Board Committee Meetings (for most recently completed fiscal year)
Audit Committee	Nominating & Governance Committee	Dryden & Gibraltar Investment Committees	Compliance Committee
4	4	4	4
LEADERSHIP STRUCTURE AND QUALIFICATIONS OF BOARD MEMBERS. The Board is responsible for oversight of the Fund. The Fund has engaged the Manager to manage the Fund on a day-to-day basis. The Board oversees the Manager and certain other principal service providers in the operations of the Fund. The Board is currently composed of ten members, eight of whom are Independent Board Members. The Board meets in-person at regularly scheduled meetings four times throughout the year. In addition, the Board Members may meet in-person or by telephone at special meetings or on an informal basis at other times. As described above, the Board has established four standing committees—Audit, Nominating and Governance, Investment and Compliance—and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities. The Independent Board Members have also engaged independent legal counsel to assist them in fulfilling their responsibilities.
The Board is chaired by an Independent Board Member. As Chair, this Independent Board Member leads the Board in its activities. Also, the Chair acts as a member or as an ex-officio member of each standing committee and any ad hoc committee of the Board. The Board Members have determined that the Board's leadership and committee structure is appropriate because the Board believes it sets the proper tone to the relationships between the Fund, on the one hand, and the Manager, the subadviser(s) and certain other principal service providers, on the other, and facilitates the exercise of the Board's independent judgment in evaluating and managing the relationships. In addition, the structure efficiently allocates responsibility among committees.
The Board has concluded that, based on each Board Member's experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Board Members, each Board Member should serve as a Board Member. Among other attributes common to all Board Members are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the various service providers to the Fund, and to exercise reasonable business judgment in the performance of their duties as Board Members. In addition, the Board has taken into account the actual service and commitment of the Board Members during their tenure in concluding that each should continue to serve. A Board Member's ability to perform his or her duties effectively may have been attained through a Board Member's educational background or professional training; business, consulting, public service or academic positions; experience from service as a Board Member of the Fund, other funds in the Fund Complex, public companies, or non-profit entities or other organizations; or other experiences. Set forth below is a brief discussion of the specific experience, qualifications, attributes or skills of each Board Member that led the Board to conclude that he or she should serve as a Board Member.
Ellen S. Alberding. Ms. Alberding joined the Board of the Fund and other funds in the Fund Complex in 2013. Ms. Alberding has over 30 years of experience in the non-profit sector, including over 20 years as the president of a charitable foundation, where she oversees multiple investment managers. Ms. Alberding also served as a Trustee of the Aon Funds from 2000 to 2003.
Kevin J. Bannon. Mr. Bannon joined the Board of the Fund and other funds in the Fund Complex in 2008. Mr. Bannon has held senior executive positions in the financial services industry, including serving as a senior executive of asset management firms, for over 25 years.
Linda W. Bynoe. Ms. Bynoe has been a Board Member of the Fund and other funds in the Fund Complex since 2005, having served on the boards of other mutual fund complexes since 1993. She has worked in the financial services industry over 20 years, has over 30 years of experience as a management consultant and serves as a Director of financial services and other complex global corporations.

PGIM Global Total Return (USD Hedged) Fund 44

Barry H. Evans. Mr. Evans joined the Board of the Fund and other funds in the Fund Complex in 2017. Mr. Evans has held senior executive positions and various portfolio manager roles in an asset management firm for 30 years.
Keith F. Hartstein. Mr. Hartstein joined the Board of the Fund and other funds in the Fund Complex in 2013. Mr. Hartstein has worked in the asset management industry for 30 years and served as a senior executive in an asset management firm.
Laurie Simon Hodrick. Ms. Hodrick joined the Board of the Fund and other funds in the Fund Complex in 2017. Ms. Hodrick brings more than 30 years of experience as a finance academic, practitioner, and consultant.
Brian K. Reid. Mr. Reid joined the Board of the Fund and the other funds in the Fund Complex in 2018.  Mr. Reid has more than 30 years of experience in economics and related fields, including serving as Chief Economist for the Investment Company Institute (“ICI”) for 13 years.
Grace C. Torres. Ms. Torres joined the Board of the Fund and other funds in the Fund Complex in 2014. Ms. Torres formerly served as Treasurer and Principal Financial and Accounting Officer for the Fund and other funds in the Fund Complex for 16 years and held senior positions with the Manager from 1999 to 2014. In addition, Ms. Torres is a certified public accountant (“CPA”).
Stuart S. Parker. Mr. Parker, who has served as an Interested Board Member and President of the Fund and the other funds in the Fund Complex since 2012, is President, Chief Operating Officer and Officer-in-Charge of PGIM Investments and several of its affiliates that provide services to the Fund and has held senior positions in PGIM Investments since 2005.
Scott E. Benjamin. Mr. Benjamin, an Interested Board Member of the Fund and other funds in the Fund Complex since 2010, has served as a Vice President of the Fund and other funds in the Fund Complex since 2009 and has held senior positions in PGIM Investments since 2003.
Specific details about each Board Member's professional experience appear in the professional biography tables, above.
Risk Oversight. Investing in general and the operation of a mutual fund involve a variety of risks, such as investment risk, illiquidity risk, compliance risk, and operational risk, among others. The Board oversees risk as part of its oversight of the Fund. Risk oversight is addressed as part of various regular Board and committee activities. The Board, directly or through its committees, reviews reports from among others, the Manager, subadvisers, the Fund's Chief Compliance Officer, the Fund's independent registered public accounting firm, counsel, and internal auditors of the Manager or its affiliates, as appropriate, regarding risks faced by the Fund and the risk management programs of the Manager and certain service providers. The actual day-to-day risk management with respect to the Fund resides with the Manager and other service providers to the Fund. Although the risk management policies of the Manager and the service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Fund can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Fund or the Manager, its affiliates or other service providers.
Selection of Board Member Nominees. The Nominating and Governance Committee is responsible for considering nominees for Board Members at such times as it considers electing new members to the Board. The Nominating and Governance Committee may consider recommendations by business and personal contacts of current Board Members, and by executive search firms which the Committee may engage from time to time and will also consider shareholder recommendations. The Nominating and Governance Committee has not established specific, minimum qualifications that it believes must be met by a nominee. In evaluating nominees, the Nominating and Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an “interested person” as defined in the 1940 Act; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Nominating and Governance Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the diversity of the Board. There are no differences in the manner in which the Nominating and Governance Committee evaluates nominees for the Board based on whether the nominee is recommended by a shareholder.
A shareholder who wishes to recommend a board member for nomination should submit his or her recommendation in writing to the Chair of the Board or the Chair of the Nominating and Governance Committee, in either case in care of the specified Fund(s), at 655 Broad Street, 6th Floor, Newark, New Jersey 07102-4410. At a minimum, the recommendation should include: the name, address and business, educational and/or other pertinent background of the person being recommended; a statement concerning whether the person is an “interested person” as defined in the 1940 Act; any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and the name and address of the person submitting the recommendation,

45

together with the number of Fund shares held by such person and the period for which the shares have been held. The recommendation also can include any additional information which the person submitting it believes would assist the Nominating and Governance Committee in evaluating the recommendation.
Shareholders should note that a person who owns securities issued by Prudential (the parent company of the Fund's Manager) would be deemed an “interested person” under the 1940 Act. In addition, certain other relationships with Prudential or its subsidiaries, with registered broker-dealers, or with the Fund's outside legal counsel may cause a person to be deemed an “interested person.” Before the Nominating and Governance Committee decides to nominate an individual to the Board, Committee members and other Board Members customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving on the board of a registered investment company.
Share Ownership. Information relating to each Board Member's Fund share ownership and in all registered funds in the PGIM Investments-advised funds that are overseen by the respective Board Member as of the most recently completed calendar year is set forth in the chart below.
Name	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Board Member in Fund Complex
Board Member Share Ownership: Independent Board Members
Ellen S. Alberding	None	Over $100,000
Kevin J. Bannon	None	Over $100,000
Linda W. Bynoe	None	Over $100,000
Barry H. Evans	None	Over $100,000
Keith F. Hartstein	None	Over $100,000
Laurie Simon Hodrick	None	Over $100,000
Brian K. Reid	None	Over $100,000
Grace C. Torres	None	Over $100,000
Board Member Share Ownership: Interested Board Members
Stuart S. Parker	None	Over $100,000
Scott E. Benjamin	None	Over $100,000
None of the Independent Board Members, or any member of his/her immediate family, owned beneficially or of record any securities in an investment adviser or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund as of the most recently completed calendar year.
Shareholder Communications with Board Members. Shareholders can communicate directly with Board Members by writing to the Chair of the Board, c/o the Fund, 655 Broad Street, 6th Floor, Newark, New Jersey 07102-4410. Shareholders can communicate directly with an individual Board Member by writing to that Board Member, c/o the Fund, 655 Broad Street, 6th Floor, Newark, New Jersey 07102-4410. Such communications to the Board or individual Board Members are not screened before being delivered to the addressee.
MANAGEMENT & ADVISORY ARRANGEMENTS
MANAGER. The Manager’s address is 655 Broad Street, Newark, New Jersey 07102-4410. The Manager serves as manager to all of the other investment companies that, together with the Fund, comprise the PGIM Funds. See the Prospectus for more information about PGIM Investments LLC (“PGIM Investments”). As of October 31, 2023, the Manager served as the investment manager to all of the Prudential U.S. and offshore open-end investment companies, and as administrator to closed-end investment companies, with aggregate assets of approximately $272.3 billion.
The Manager is a wholly-owned subsidiary of PIFM Holdco, LLC, which is a wholly-owned subsidiary of PGIM Holding Company LLC, which is a wholly-owned subsidiary of Prudential. PMFS, an affiliate of PGIM Investments, serves as the transfer agent and dividend distribution agent for the PGIM Funds and, in addition, provides customer service, record keeping and management and administrative services to qualified plans.

PGIM Global Total Return (USD Hedged) Fund 46

Pursuant to a management agreement between the Company, on behalf of the Fund, and PGIM Investments (the “Management Agreement”), PGIM Investments, subject to the supervision of the Board and in conformity with the stated policies of the Fund, manages both the investment operations of the Fund and the composition of the Fund's portfolio, including the purchase, retention, disposition and loan of securities and other assets. In connection therewith, the Manager is obligated to keep certain books and records of the Fund. The Manager is authorized to enter into subadvisory agreements for investment advisory services in connection with the management of the Fund. The Manager will continue to have responsibility for all investment advisory services performed pursuant to any such subadvisory agreements. PGIM Investments will review the performance of the subadviser(s) and make recommendations to the Board with respect to the retention of subadvisers and the renewal of contracts. The Manager also administers the Fund's corporate affairs and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund's custodian (the “Custodian”) and PMFS. The management services of PGIM Investments to the Fund are not exclusive under the terms of the Management Agreement and PGIM Investments is free to, and does, render management services to others.
PGIM Investments may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Fund. Fee waivers and subsidies will increase the Fund's total return. These voluntary waivers may be terminated at any time without notice. To the extent that PGIM Investments agrees to waive its fee or subsidize the Fund's expenses, it may enter into a relationship agreement with the subadviser to share the economic impact of the fee waiver or expense subsidy.
In connection with its management of the corporate affairs of the Fund, PGIM Investments bears the following expenses:
◾
the salaries and expenses of all of its and the Fund's personnel except the fees and expenses of Independent Board Members;
◾
all expenses incurred by the Manager or the Fund in connection with managing the ordinary course of the Fund's business, other than those assumed by the Fund as described below; and
◾
the fees, costs and expenses payable to any subadviser pursuant to a subadvisory agreement between PGIM Investments and such subadviser.
Under the terms of the Management Agreement, the Fund is responsible for the payment of the following expenses:
◾
the fees and expenses incurred by the Fund in connection with the management of the investment and reinvestment of the Fund's assets payable to the Manager;
◾
the fees and expenses of Independent Board Members;
◾
the fees and certain expenses of the Custodian and transfer and dividend disbursing agent, including the cost of providing records to the Manager in connection with its obligation of maintaining required records of the Fund and of pricing the Fund's shares;
◾
the charges and expenses of the Fund's legal counsel and independent auditors and of legal counsel to the Independent Board Members;
◾
brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with securities (and futures, if applicable) transactions;
◾
all taxes and corporate fees payable by the Fund to governmental agencies;
◾
the fees of any trade associations of which the Fund may be a member;
◾
the cost of share certificates representing, and/or non-negotiable share deposit receipts evidencing, shares of the Fund;
◾
the cost of fidelity, directors and officers and errors and omissions insurance;
◾
the fees and expenses involved in registering and maintaining registration of the Fund and of Fund shares with the SEC and paying notice filing fees under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes; allocable communications expenses with respect to investor services and all expenses of shareholders' and Board meetings and of preparing, printing and mailing reports and notices to shareholders; and
◾
litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business and distribution and service (12b-1) fees.
The Management Agreement provides that PGIM Investments will not be liable for any error of judgment by PGIM Investments or for any loss suffered by the Fund in connection with the matters to which the Management Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or loss resulting from willful misfeasance, bad faith or gross negligence or reckless disregard of duties. The Management Agreement provides that it will terminate automatically if assigned (as defined in the 1940 Act), and that it may be terminated without penalty by either PGIM Investments or the Fund by the Board or vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) upon not more than 60 days', nor less than 30 days', written notice. The Management Agreement will continue in effect for a period of more than two years from the date of execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.
Fees payable under the Management Agreement are computed daily and paid monthly. The applicable fee rate and the management fees received by PGIM Investments from the Fund for the indicated fiscal years are set forth below.

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Management Fee Rates

0.50% on average daily net assets up to $2 billion;
0.485% of average daily net assets over $2 billion.
Management Fees Received by PGIM Investments from the Fund
	2023	2022	2021
Gross Fee	$433,464	$406,790	$277,826
Amount Waived/ Reimbursed by PGIM Investments*	$(203,400)	$(189,270)	$(224,957)
Net Fee	$230,064	$217,520	$52,869
Note: For the fiscal years shown above, PGIM Investments contractually agreed to waive fees and/or reimburse certain expenses. The “gross fee” shown above is the fee amount that PGIM Investments earned from the Fund without reflecting the impact of the contractual fee waiver/reimbursement arrangement, if any, to PGIM Investments. The “net fee” reflects the impact of the contractual fee waiver/reimbursement agreement and is the actual amount paid by the Fund, if any, to PGIM Investments.
*PGIM Investments has contractually agreed that to the extent the Fund invests in an ETF advised by PGIM Investments (“PGIM ETF”), PGIM Investments will waive any management fees it receives from the Fund in an amount equal to the unitary management fee received by PGIM Investments from the PGIM ETF attributable to the Fund’s investment in such PGIM ETF. This waiver will be effective at any time the Fund is invested in the PGIM ETF and will remain in effect for so long as the Fund is invested in the PGIM ETF, unless earlier terminated by agreement of the Board of the Fund.
SUBADVISORY ARRANGEMENTS. The Manager has entered into a subadvisory agreement (“Subadvisory Agreement”) with the Fund's subadvisers. The Subadvisory Agreement provides that the subadvisers will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisers are obligated to keep certain books and records of the Fund. Under the Subadvisory Agreement, the subadvisers, subject to the supervision of PGIM Investments, are responsible for managing the assets of the Fund in accordance with the Fund's investment objectives, investment program and policies. The subadvisers determine what securities and other instruments are purchased and sold for the Fund and are responsible for obtaining and evaluating financial data relevant to the Fund. PGIM Investments continues to have responsibility for all investment advisory services pursuant to the Management Agreement and supervises each subadviser's performance of such services.
As discussed in the Prospectus, PGIM Investments employs the subadvisers under a “manager of managers” structure that allows PGIM Investments to replace a subadviser or amend a Subadvisory Agreement without seeking shareholder approval. The Subadvisory Agreement provides that they will terminate in the event of their assignment (as defined in the 1940 Act) or upon the termination of the Management Agreement. The Subadvisory Agreement may be terminated by the Fund, PGIM Investments, or the subadviser upon not more than 60 days’ nor less than 30 days’ written notice. The Subadvisory Agreement provide that they will continue in effect for a period of not more than two years from their execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. Any new subadvisory agreement or amendment to the Fund’s Management Agreement or Subadvisory Agreement that directly or indirectly results in an increase in the aggregate management fee rate payable by the Fund will be submitted to the Fund’s shareholders for their approval. PGIM Investments does not currently intend to retain unaffiliated subadvisers.
The applicable fee rate and the subadvisory fees paid by PGIM Investments for the indicated fiscal years are set forth below. Subadvisory fees are based on the average daily net assets of the Fund, calculated and paid on a monthly basis, at the fee rate as set forth in the Subadvisory Agreements. Subadvisory fees are paid by PGIM Investments out of the management fee that it receives from the Fund.
Subadvisory Fee Rates:
0.275% on average daily net assets up to $2 billion;
0.235% on average daily net assets over $2 billion.
Subadvisory Fees Paid by PGIM Investments*
	2023	2022	2021
PGIM Fixed Income** PGIM Limited	$238,405	$223,734	$152,804
*The Manager has entered into contractual waiver agreements with PGIM Fixed Income and PGIM Limited whereby the fees received by PGIM Fixed Income/PGIM Limited may be waived to the extent that the Fund invests in a PGIM ETF subadvised by PGIM Fixed Income/PGIM Limited.
**PGIM Fixed Income is a business unit of PGIM, Inc
THE FUND’S PORTFOLIO MANAGERS: INFORMATION ABOUT OTHER ACCOUNTS MANAGED

PGIM Global Total Return (USD Hedged) Fund 48

The table below identifies the number and total assets of other registered investment companies and other types of investment accounts managed by each portfolio manager. For each category, the number of investment accounts and total assets in the investment accounts whose fees are based on performance, if any, is indicated in italics typeface. Information shown below is as of the Fund’s most recently completed fiscal year, unless noted otherwise.
Other Funds and Investment Accounts Managed by the Portfolio Managers
Subadviser	Portfolio Managers	Registered Investment Companies/Total Assets	Other Pooled Investment Vehicles/ Total Assets	Other Accounts/ Total Assets
PGIM Fixed Income* PGIM Limited**	Robert Tipp, CFA	48/$82,854,500,612	25/$35,460,335,752	112/$54,283,626,435 8/$2,973,381,613
	Matthew Angelucci, CFA	54/$94,206,616,124	27/$27,252,965,327 5/$1,804,755,127	148/$73,142,248,999 11/$7,618,735,271
	Brett Bailey, CFA	41/$6,749,837,535	27/$2,527,440,125 5/$1,804,755,127	148/$33,157,998,051 11/$7,159,952,155
	Gregory Peters	53/$95,443,661,298	26/$35,791,949,142 1/$57,471,172	141/$67,161,699,296 8/$2,973,381,613
* PGIM Fixed Income is a business unit of PGIM, Inc.
**Accounts are managed on a team basis. If a portfolio manager is a member of a team, any account managed by that team is included in the number of accounts and total assets for such portfolio manager (even if such portfolio manager is not primarily involved in the day-to-day management of the account).
THE FUND’S PORTFOLIO MANAGERS: PERSONAL INVESTMENTS AND FINANCIAL INTERESTS
The table below identifies the dollar value (in ranges) of investments beneficially held by, and financial interests awarded to, each portfolio manager, if any, in the Fund and in other investment accounts managed by, or which have an individual portion or sleeve managed by, each portfolio manager that utilize investment strategies, objectives and policies similar to the Fund. Information shown below is as of the Fund’s most recently completed fiscal year, unless noted otherwise.
Personal Investments and Financial Interests of the Portfolio Managers
Subadviser	Portfolio Managers	Investments and Other Financial Interests in the Fund and Similar Strategies*
PGIM Fixed Income PGIM Limited	Robert Tipp, CFA	$500,001-$1,000,000
	Matthew Angelucci, CFA	None
	Brett Bailey, CFA	None
	Gregory Peters	$10,001 - $50,000
*“Investments and Other Financial Interests in the Fund and Similar Strategies” include direct investment in the Fund and investment in all other investment accounts which are managed by the same portfolio manager that utilize investment strategies, investment objectives and policies that are similar to those of the Fund. “Other financial interests” are interests related to awards under a targeted long-term incentive plan, the value of which is subject to increase or decrease based on the performance of the Fund. “Other Investment Accounts” in similar strategies include other registered investment companies, insurance company separate accounts, and collective and commingled trusts. The dollar range of each Portfolio Manager’s direct investment in the Fund is as follows: Robert Tipp, CFA: None; Matthew Angelucci, CFA: None; Brett Bailey, CFA: None; Gregory Peters: None.
ADDITIONAL INFORMATION ABOUT THE PORTFOLIO MANAGERS—COMPENSATION AND CONFLICTS OF INTEREST. Set forth below is an explanation of the structure of, and methods used to determine, portfolio manager compensation. Also set forth below is an explanation of any material conflicts of interest that may arise between a portfolio manager's management of the Fund's investments and investments in other accounts.
PGIM, Inc. (“PGIM”)
COMPENSATION. The base salary of an investment professional in the PGIM Fixed Income unit of PGIM, Inc. is primarily based on market data relative to similar positions as well as the past performance, years of experience and scope of responsibility of the individual. PGIM Fixed Income is allocated an overall incentive pool based on the investment and financial performance of the business. Incentive compensation for investment professionals, including the annual cash bonus, the long-term equity grant and grants under PGIM Fixed Income’s long-term incentive plans, is primarily based on such person’s contribution to PGIM Fixed Income’s goal of providing investment performance to clients consistent with portfolio objectives, guidelines, risk parameters, and its compliance risk management and other policies, as well as market-based data such as compensation trends and levels of overall compensation for similar positions in

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the asset management industry. In addition, an investment professional’s qualitative contributions to the organization and its commercial success are considered in determining incentive compensation. Incentive compensation is not solely based on the performance of, or value of assets in, any single account or group of client accounts.
The PGIM Fixed Income unit within PGIM Limited (“PGIM Fixed Income (U.K.)”) has adopted a remuneration policy in relation to activities conducted through the entities authorized and regulated by the FCA in the United Kingdom. The remuneration policy is intended to be compliant with the United Kingdom’s Investment Firms Prudential Regime (“IFPR”) and governs the remuneration of PGIM Fixed Income (U.K.) staff and “material risk takers” of PGIM Fixed Income (U.K.) including those that are based outside the United Kingdom.
An investment professional’s annual cash bonus is paid from an annual incentive pool. The pool is developed as a percentage of PGIM Fixed Income’s operating income and the percentage used to calculate the pool may be refined by factors such as:
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business initiatives;
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the number of investment professionals receiving a bonus and related peer group compensation;
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financial metrics of the business relative to those of appropriate peer groups; and
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investment performance of portfolios: relative to appropriate peer groups; and/or as measured against relevant investment indices.
Long-term compensation consists of Prudential Financial, Inc. restricted stock and grants under the long-term incentive plan and targeted long-term incentive plan. The long-term incentive plan is intended to align compensation with investment performance. The targeted long-term incentive plan is intended to align the interests of certain of PGIM Fixed Income’s investment professionals with the performance of the particular alternative investment strategies or commingled investment vehicles they manage. Grants under the long-term incentive plan and targeted long-term incentive plan are participation interests in notional accounts with a beginning value of a specified dollar amount. For the long-term incentive plan, the value attributed to these notional accounts increases or decreases over a defined period of time based on the performance of investment composites representing a number of PGIM Fixed Income’s investment strategies. With respect to targeted long-term incentive awards, the value attributed to the notional accounts increases or decreases over a defined period of time based (as applicable) on the performance of either a composite of particular alternative investment strategies or a commingled investment vehicle. An investment composite is an aggregation of accounts with similar investment strategies. The head of PGIM Fixed Income also receives performance shares which represent the right to receive shares of Prudential Financial, Inc. common stock conditioned upon, and subject to, the achievement of specified financial performance goals by Prudential Financial, Inc. Each of the restricted stock, grants under the long-term incentive plans, and performance shares is subject to vesting requirements.
CONFLICTS OF INTEREST. Like other investment advisers, PGIM Fixed Income is subject to various conflicts of interest in the ordinary course of its business. PGIM Fixed Income strives to identify potential risks, including conflicts of interest, that are inherent in its business, and PGIM Fixed Income conducts annual conflict of interest reviews. However, it is not possible to identify every potential conflict that can arise. When actual or potential conflicts of interest are identified, PGIM Fixed Income seeks to address such conflicts through one or more of the following methods:
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elimination of the conflict;
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disclosure of the conflict; or
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management of the conflict through the adoption of appropriate policies, procedures or other mitigants.
PGIM Fixed Income follows the policies of Prudential Financial, Inc. on business ethics, personal securities trading, and information barriers. PGIM Fixed Income has adopted a code of ethics, allocation policies and conflicts of interest policies, among others, and has adopted supervisory procedures to monitor compliance with its policies. PGIM Fixed Income cannot guarantee, however, that its policies and procedures will detect and prevent, or result in the disclosure of, each and every situation in which a conflict arises or could potentially arise.
Side-by-Side Management of Accounts and Related Conflicts of Interest. PGIM Fixed Income’s side-by-side management of multiple accounts can create conflicts of interest. Examples are detailed below, followed by a discussion of how PGIM Fixed Income addresses these conflicts.
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Performance Fees - PGIM Fixed Income manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management creates an incentive for PGIM Fixed Income and its investment professionals to favor one account over another. Specifically, PGIM Fixed Income or its affiliates have an incentive to favor accounts for which PGIM Fixed Income or an affiliate receives performance fees, and possibly take greater investment risks in those accounts, in order to bolster performance and increase its fees.
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Affiliated accounts - PGIM Fixed Income manages accounts on behalf of its affiliates as well as unaffiliated accounts. PGIM Fixed Income has an incentive to favor accounts of affiliates over others. Additionally, at times, PGIM Fixed Income’s affiliates provide initial funding or otherwise invest in vehicles managed by it, for example by providing “seed capital” for a fund or account. Managing “seeded” accounts alongside “non-seeded” accounts creates an incentive to favor the “seeded” accounts to establish a track record

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for a new strategy or product. Additionally, PGIM Fixed Income’s affiliated investment advisers from time to time allocate their asset allocation clients’ assets to PGIM Fixed Income. PGIM Fixed Income has an incentive to favor accounts used by its affiliates for their asset allocation clients to receive more assets from its affiliates.
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Larger accounts/higher fee strategies - larger accounts and clients typically generate more revenue than do smaller accounts or clients and certain of PGIM Fixed Income’s strategies have higher fees than others. As a result, a portfolio manager could have an incentive when allocating scarce investment opportunities to favor accounts that pay a higher fee or generate more income for PGIM Fixed Income (or which it believes would generate more revenue in the future).
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Long only and long/short accounts - PGIM Fixed Income manages accounts that only allow it to hold securities long as well as accounts that permit short selling. As a result, there are times when PGIM Fixed Income sells a security short in some client accounts while holding the same security long in other client accounts. These short sales could reduce the value of the securities held in the long only accounts. Conversely, purchases for long only accounts could have a negative impact on the short positions in long/short accounts. Consequently, PGIM Fixed Income has conflicts of interest in determining the timing and direction of investments.
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Securities of the same kind or class - PGIM Fixed Income sometimes buys or sells, or direct or recommend that a client buy or sell, securities of the same kind or class that are purchased or sold for another client at prices that may be different. Although such pricing differences could appear as preferences for one client over another, PGIM Fixed Income’s trade execution in each case is driven by its consideration of a variety of factors consistent with its duty to seek best execution. There are times when PGIM Fixed Income executes trades in securities of the same kind or class in one direction for an account and in the opposite direction for another account, or it determines not to trade securities in one or more accounts while trading for others. While such trades (or a decision not to trade) could appear inconsistent in how PGIM Fixed Income views or treats a security for one client versus another, they generally result from differences in investment strategy, portfolio composition or client direction.
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Investment at different levels of an issuer’s capital structure— There are times when PGIM Fixed Income invests client assets in the same issuer, but at different levels in the issuer’s capital structure. This could occur, for instance, when a client holds private securities or loans of an issuer and other clients hold publicly traded securities of the same issuer. In addition, there are times when PGIM Fixed Income invests client assets in a class or tranche of securities of a securitized finance vehicle (such as a collateralized loan obligation, asset-backed security or mortgage-backed security) and also, at the same or different time, invests the assets of another client (including affiliated clients) in a different class or tranche of securities of the same vehicle. These different securities can have different voting rights, dividend or repayment priorities, rights in bankruptcy or other features that conflict with one another. For some of these securities (particularly private securitized product investments for which clients own all or a significant portion of the outstanding securities or obligations), PGIM Fixed Income has had, input regarding the characteristics and the relative rights and priorities of the various classes or tranches.
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When PGIM Fixed Income invests client assets in different levels of an issuer’s capital structure, it is permitted to take actions with respect to the assets held by one client (including affiliated clients) that are potentially adverse to other clients, for example, by foreclosing on loans or by putting an issuer into default. In negotiating the terms and conditions of any such investments, or any subsequent amendments or waivers, PGIM Fixed Income could find that the interests of a client and the interests of one or more other clients (including affiliated clients) could conflict. In these situations, decisions over proxy voting, corporate reorganizations, how to exit an investment, bankruptcy matters (including, for example, whether to trigger an event of default or the terms of any workout) or other actions or inactions can result in conflicts of interest. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities encounters financial problems, decisions over the terms of any workout will raise conflicts of interest (including potential conflicts over proposed waivers and amendments to debt covenants). For example, a senior bond holder or lender might prefer a liquidation of the issuer in which it could be paid in full, whereas an equity or junior bond holder might prefer a reorganization that holds the potential to create value for the equity holders or junior bond holders. There will be times where PGIM Fixed Income refrains from taking certain actions (including participating in workouts and restructurings) or making investments on behalf of certain clients or where PGIM Fixed Income determine to sell investments for certain clients, in each case in order to mitigate conflicts of interest or legal, regulatory or other risks to PGIM Fixed Income This could potentially disadvantage the clients on whose behalf the actions are not taken, investments are not made, or investments are sold. Conversely, in other cases, PGIM Fixed Income will not refrain from taking such actions or making investments on behalf of some clients (including affiliated clients), which could potentially disadvantage other clients. Any of the foregoing (or similar) conflicts of interest will be resolved or managed on a case-by-case basis (including, where determined to be required, by escalating matters to, and seeking direction and guidance from, senior management). Any such resolution will take into consideration the interests of the relevant clients, the circumstances giving rise to the conflict and applicable laws.
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Financial interests of investment professionals - PGIM Fixed Income investment professionals from time to time invest in certain investment vehicles that it manages, including exchanged-traded funds (“ETFs”), mutual funds and (through a retirement plan) collective investment trusts. Also, certain of these investment vehicles are options under the 401(k) and deferred compensation plans offered by Prudential Financial, Inc. In addition, the value of grants under PGIM Fixed Income’s long-term incentive plan and targeted long-term incentive plan is affected by the performance of certain client accounts. As a result, PGIM Fixed Income investment professionals have financial interests in accounts managed by PGIM Fixed Income and/or that are related to the performance of certain client accounts.
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Non-discretionary/limited discretion accounts - PGIM Fixed Income provides non-discretionary and limited discretion investment advice to some clients and manages others on a fully discretionary basis. Trades in non-discretionary accounts or accounts where discretion is limited could occur before, in concert with, or after PGIM Fixed Income executes similar trades in its discretionary accounts. The non-discretionary/limited discretion clients may be disadvantaged if PGIM Fixed Income delivers investment advice to them after it initiates trading for the discretionary clients, or vice versa. Furthermore, a non-discretionary/limited discretion client may

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not be able to participate in trades if there is a delay in receiving such client’s consent. In some cases, when such a client requests additional information prior to giving its consent, PGIM Fixed Income is prohibited from sharing information because, for example, the information is non-public.
How PGIM Fixed Income Addresses These Conflicts of Interest. PGIM Fixed Income has developed policies and procedures reasonably designed to address the conflicts of interest with respect to its different types of side-by-side management described above.
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Each quarter, the head of PGIM Fixed Income holds a series of meetings with the senior portfolio manager and team responsible for the management of each of PGIM Fixed Income’s investment strategies. At each of these quarterly investment strategy review meetings, the head of PGIM Fixed Income and the strategy’s portfolio management team review and discuss the investment performance and performance attribution for client accounts managed in the strategy. These meetings generally are also attended by one or both of the co-chief investment officers, the head of quantitative analysis and risk management or his designee and a member of the compliance group, among others.
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In keeping with PGIM Fixed Income’s fiduciary obligations, its policy with respect to trade aggregation and allocation is to treat all of its client accounts fairly and equitably over time. PGIM Fixed Income’s trade management oversight committee, which generally meets quarterly, is responsible for providing oversight with respect to trade aggregation and allocation. Its compliance group periodically reviews a sampling of new issue allocations and related documentation to confirm compliance with the trade aggregation and allocation policy. In addition, the compliance and investment risk management groups review forensic reports regarding new issue and secondary trade activity on a quarterly basis. This forensic analysis includes such data as the: number of new issues allocated in the strategy; size of new issue allocations to each portfolio in the strategy; profitability of new issue transactions; portfolio turnover; and metrics related to large and block trade activity. The results of these analyses are reviewed and discussed at PGIM Fixed Income’s trade management oversight committee meetings. The procedures above are designed to detect patterns and anomalies in PGIM Fixed Income’s side-by-side management and trading so that it may assess and improve its processes.
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PGIM Fixed Income has procedures that specifically address its side-by-side management of certain long/short and long only portfolios. These procedures address potential conflicts that could arise from differing positions between long/short and long only portfolios. In addition, lending opportunities with respect to securities for which the market is demanding a slight premium rate over normal market rates are allocated to long only accounts prior to allocating the opportunities to long/short accounts.
Conflicts Related to PGIM Fixed Income’s Affiliations. As a business unit of PGIM, Inc., an indirect wholly-owned subsidiary of Prudential Financial, Inc., PGIM Fixed Income is part of a diversified, global financial services organization. PGIM Fixed Income is affiliated with many types of U.S. and non-U.S. financial service providers, including insurance companies, broker-dealers, commodity trading advisors, commodity pool operators and other investment advisers. Some of its employees are officers of and/or provide services to some of these affiliates.
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Conflicts Related to Investment of Client Assets in Affiliated Funds. PGIM Fixed Income invests client assets in funds that it manages or subadvises for one or more affiliates. PGIM Fixed Income also invests cash collateral from securities lending transactions in some of these funds. These investments benefit PGIM Fixed Income and/or its affiliate through increasing assets under management and/or fees.
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Conflicts Related to Referral Fees to Affiliates. From time to time, PGIM Fixed Income has arrangements where PGIM Fixed Income compensates affiliated parties for client referrals. PGIM Fixed Income also has arrangements with an affiliated entity which provide for payments to an affiliate if certain investments by others are made in certain of PGIM Fixed Income’s products or if PGIM Fixed Income establishes certain other advisory relationships. These investments benefit both PGIM Fixed Income and its affiliates through increasing assets under management and fees.
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Conflicts Related to Co-investment by Affiliates. PGIM Fixed Income affiliates provide initial funding to or otherwise invest in certain vehicles it manages. When certain of its affiliates provide “seed capital” or other capital for a fund, they generally do so with the intention of redeeming all or part of their interest at a future point in time or when they deem that sufficient additional capital has been invested in that fund.
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The timing of a redemption by an affiliate could benefit the affiliate. For example, the fund may be more liquid at the time of the affiliate’s redemption than it is at times when other investors may wish to withdraw all or part of their interests.
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In addition, a consequence of any withdrawal of a significant amount, including by an affiliate, is that investors remaining in the fund will bear a proportionately higher share of fund expenses following the redemption.
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PGIM Fixed Income could also face a conflict if the interests of an affiliated investor in a fund it manages diverge from those of the fund or other investors. For example, PGIM Fixed Income affiliates, from time to time, hedge some or all of the risks associated with their investments in certain funds PGIM Fixed Income manages. PGIM Fixed Income may provide assistance in connection with this hedging activity.
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Insurance Affiliate General Accounts. Because of the substantial size of the general accounts of PGIM Fixed Income’s affiliated insurance companies (the “Insurance Affiliates”), trading by these general accounts, including PGIM Fixed Income’s trades on behalf of the accounts, may affect the market prices or limit the availability of the securities or instruments transacted. Although PGIM Fixed Income does not expect that the general accounts of affiliated insurers will execute transactions that will move a market frequently, and generally only in response to unusual market or issuer events, the execution of these transactions could have an adverse effect on transactions for or positions held by other clients.

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PGIM Fixed Income believes that the conflicts related to its affiliations described above are mitigated by its allocation policies and procedures, its supervisory review of accounts and its procedures with respect to side-by-side management, including of long only and long/short accounts.
Conflicts Related to Financial Interests and the Financial Interests of Affiliates.
Prudential Financial, the general accounts of the Insurance Affiliates, PGIM Fixed Income and other affiliates of PGIM at times have financial interests in, or relationships with, companies whose securities or related instruments PGIM Fixed Income holds, purchases or sells in its client accounts. Certain of these interests and relationships are material to PGIM Fixed Income or to the Prudential enterprise. At any time, these interests and relationships could be inconsistent or in potential or actual conflict with positions held or actions taken by PGIM Fixed Income on behalf of PGIM Fixed Income’s client accounts. For example:
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PGIM Fixed Income invests in the securities of one or more clients for the accounts of other clients.
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PGIM Fixed Income’s affiliates sell various products and/or services to certain companies whose securities PGIM Fixed Income purchases and sells for PGIM Fixed Income clients.
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PGIM Fixed Income invests in the debt securities of companies whose equity is held by its affiliates.
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PGIM Fixed Income’s affiliates hold public and private debt and equity securities of a large number of issuers. PGIM Fixed Income invests in some of the same issuers for other client accounts. For example:
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Affiliated accounts have held and can in the future hold the senior debt of an issuer whose subordinated debt is held by PGIM Fixed Income’s clients or hold secured debt of an issuer whose public unsecured debt is held in client accounts. See “Investment at different levels of an issuer’s capital structure” above for additional information regarding conflicts of interest resulting from investment at different levels of an issuer’s capital structure.
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To the extent permitted by applicable law, PGIM Fixed Income can also invest client assets in offerings of securities the proceeds of which are used to repay debt obligations held in affiliated accounts or other client accounts. PGIM Fixed Income’s interest in having the debt repaid creates a conflict of interest. PGIM Fixed Income has adopted a refinancing policy to address this conflict.
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Certain of PGIM Fixed Income’s affiliates’ directors or officers are directors or officers of issuers in which PGIM Fixed Income invests from time to time. These issuers could also be service providers to PGIM Fixed Income or its affiliates.
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In addition, PGIM Fixed Income can invest client assets in securities backed by commercial mortgage loans that were originated or are serviced by an affiliate.
In general, conflicts related to the financial interests described above are addressed by the fact that PGIM Fixed Income makes investment decisions for each client independently considering the best economic interests of such client, under the circumstances.
Conflicts Arising Out of Legal and Regulatory Restrictions.
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At times, PGIM Fixed Income is restricted by law, regulation, executive order, contract or other constraints as to how much, if any, of a particular security it can purchase or sell on behalf of a client, and as to the timing of such purchase or sale. Sometimes these restrictions apply as a result of its relationship with Prudential Financial and other affiliates. For example, PGIM Fixed Income does not purchase securities issued by Prudential Financial or other affiliates for client accounts.
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In certain instances, PGIM Fixed Income’s ability to buy or sell or transact for one or more client accounts will be constrained as a result of its voluntary or involuntary receipt of material, non-public information, various insider trading laws and related legal requirements. For example, PGIM Fixed Income would generally be unable to invest in, divest securities of or share investment analyses regarding companies for which it possesses material, non-public information, and such inability (which could last for an uncertain period of time until the information is no longer deemed material or non-public) can result in it being unable to buy, sell or transact for one or more client accounts or to take other actions that would otherwise be to the benefit of one or more clients.
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PGIM Fixed Income faces conflicts of interest in determining whether to accept material, non-public information. For example, PGIM Fixed Income has sought with respect to the management of investments in certain loans for clients, to retain the ability to purchase and sell other securities in the borrower’s capital structure by remaining “public” on the loan. In such cases, PGIM Fixed Income will seek to avoid receiving material, non-public information about the borrowers to which an account can or expects to lend or has lent (through assignments, participations or otherwise), which could place an account at an information disadvantage relative to other accounts and lenders. Conversely, PGIM Fixed Income has chosen to receive material, non-public information about certain borrowers for its clients that invest in bank loans, which has restricted its ability to trade in other securities of the borrowers for its clients that invest in corporate bonds.
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PGIM Fixed Income’s holdings of a security on behalf of its clients are required, under certain regulations, to be aggregated with the holdings of that security by other Prudential Financial affiliates. These holdings could, on an aggregate basis, exceed certain reporting or ownership thresholds. These aggregated holdings are centrally tracked and PGIM Fixed Income or Prudential Financial can choose to restrict purchases, sell existing positions, or otherwise restrict, forgo, or limit the exercise of rights to avoid crossing such thresholds because of the potential consequences to PGIM Fixed Income or Prudential Financial if such thresholds are exceeded.

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Conflicts Related to Investment Consultants. Many of PGIM Fixed Income’s clients and prospective clients retain investment consultants (including discretionary investment managers and OCIO providers) to advise them on the selection and review of investment managers (including with respect to the selection of investment funds). PGIM Fixed Income has dealings with these investment consultants in their roles as discretionary managers or non-discretionary advisers to their clients. PGIM Fixed Income also has independent business relationships with investment consultants.
PGIM Fixed Income provides investment consultants with information about accounts that it manages for the consultant’s clients (and similarly, PGIM Fixed Income provides information about funds in which such clients are invested), in each case pursuant to authorization from the clients. PGIM Fixed Income also provides information regarding its investment strategies to investment consultants, who use that information in connection with searches that they conduct for their clients. PGIM Fixed Income often responds to requests for proposals in connection with those searches.
Other interactions PGIM Fixed Income has with investment consultants include the following:
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it provides advisory services to the proprietary accounts of investment consultants and/or their affiliates, and advisory services to funds offered by investment consultants and/or their affiliates;
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it invites investment consultants to events or other entertainment hosted by PGIM Fixed Income;
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it purchases software applications, market data, access to databases, technology services and other products or services from certain investment consultants; and
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it sometimes pays for the opportunity to participate in conferences organized by investment consultants.
PGIM Fixed Income will provide clients with information about its relationship with the client’s investment consultant upon request. In general, PGIM Fixed Income relies on the investment consultant to make the appropriate disclosure to its clients of any conflict that the investment consultant believes to exist due to its business relationships with PGIM Fixed Income.
A client’s relationship with an investment consultant could result in restrictions in the eligible securities or trading counterparties for the client’s account. For example, accounts of certain clients (including clients that are subject to ERISA) can be restricted from investing in securities issued by the client’s consultant or its affiliates and from trading with, or participating in transactions involving, counterparties that are affiliated with the investment consultant. In some cases, these restrictions could have a material impact on account performance.
Conflicts Related to Service Providers. PGIM Fixed Income retains third party advisors and other service providers to provide various services for PGIM Fixed Income as well as for funds that PGIM Fixed Income manages or subadvises. Some service providers provide services to PGIM Fixed Income or one of PGIM Fixed Income’s funds while also providing services to other PGIM units, other PGIM-advised funds, or affiliates of PGIM, and negotiate rates in the context of the overall relationship. PGIM Fixed Income can benefit from negotiated fee rates offered to its funds and vice versa. There is no assurance, however, that PGIM Fixed Income will be able to obtain or maintain advantageous fee rates from a given service provider negotiated by its affiliates based on their relationship with the service provider, or that PGIM Fixed Income will know of such negotiated fee rates.
Conflicts Related to Valuation and Fees.
When client accounts hold illiquid or difficult to value investments, PGIM Fixed Income faces a conflict of interest when making recommendations regarding the value of such investments since its fees are generally based on the value of assets under management. PGIM Fixed Income could be viewed as having an incentive to value investments at higher valuations. PGIM Fixed Income believes that its valuation policies and procedures mitigate this conflict effectively and enable it to value client assets fairly and in a manner that is consistent with the client’s best interests. In addition, unless otherwise instructed by clients , fees are calculated from custodian and/or administrator pricing and not our internal valuations.
Conflicts Related to Securities Lending and Reverse Repurchase Fees.
When PGIM Fixed Income manages a client account and also serves as securities lending agent and/or engages in reverse repurchase transactions for the account, PGIM Fixed Income is compensated for its securities lending and reverse repurchase services by receiving a portion of the proceeds generated from the securities lending and reverse repurchase activities of the account. PGIM Fixed Income could, therefore, be considered to have an incentive to invest in securities that would generate higher securities lending and reverse repurchase returns, even if these investments were not otherwise in the best interest of the client account. In addition, if PGIM Fixed Income is acting as securities lending agent and providing reverse repurchase services, PGIM Fixed Income may be incented to select the less costly alternative to increase its revenues.

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Conflicts Related to Long-Term Compensation. As a result of the long-term incentive plan and targeted long-term incentive plan, PGIM Fixed Income’s portfolio managers from time to time have financial interests related to the investment performance of some, but not all, of the accounts they manage. For example, the performance of some client accounts is not reflected in the calculation of changes in the value of participation interests under PGIM Fixed Income’s long-term incentive plan. This may be because the composite representing the strategy in which the account is managed is not one of the composites included in the calculation or because the account is excluded from a specified composite due to guideline restrictions or other factors. In addition, the performance of only a small number of its investment strategies is covered under PGIM Fixed Income’s targeted long-term incentive plan. Further, for certain PGIM Fixed Income investment professionals, participation interests in the targeted long-term incentive plan constitute a significant percentage of their total long-term compensation. To address potential conflicts related to these financial interests, PGIM Fixed Income has procedures, including trade allocation and supervisory review procedures, designed to confirm that each of its client accounts is managed in a manner that is consistent with PGIM Fixed Income’s fiduciary obligations, as well as with the account’s investment objectives, investment strategies and restrictions. For example, the head of PGIM Fixed Income reviews performance among similarly managed accounts on a quarterly basis during a series of meetings with the senior portfolio manager and team responsible for the management of each investment strategy. These quarterly investment strategy review meetings generally are also attended by one or both of our co-chief investment officers, the head of quantitative analysis and risk management or his designee and a member of the compliance group, among others.
Conflicts Related to the Offer and Sale of Securities. Certain of PGIM Fixed Income’s employees offer and sell securities of, and interests in, commingled funds that it manages or subadvises. Employees offer and sell securities in connection with their roles as registered representatives of an affiliated broker-dealer, officers of an affiliated trust company, agents of the Insurance Affiliates, approved persons of an affiliated investment adviser or other roles related to such commingled funds. There is an incentive for PGIM Fixed Income’s employees to offer these securities to investors regardless of whether the investment is appropriate for such investor since increased assets in these vehicles will result in increased advisory fees to it. In addition, such sales could result in increased compensation to the employee.
Conflicts Related to Employee/Investment Professional Trading. Personal trading by PGIM Fixed Income employees creates a conflict when they are trading the same securities or types of securities as PGIM Fixed Income trades on behalf of its clients. This conflict is mitigated by PGIM Fixed Income’s personal trading standards and procedures.
Conflicts Related to Outside Business Activity. From time to time, certain of PGIM Fixed Income employees or officers engage in outside business activity, including outside directorships. Any outside business activity is subject to prior approval pursuant to PGIM Fixed Income’s personal conflicts of interest and outside business activities policy. Actual and potential conflicts of interest are analyzed during such approval process. PGIM Fixed Income could be restricted in trading the securities of certain issuers in client portfolios in the unlikely event that an employee or officer, as a result of outside business activity, obtains material, non-public information regarding an issuer.
OTHER SERVICE PROVIDERS
CUSTODIAN. The Bank of New York Mellon (“BNY”), 240 Greenwich Street, New York, New York 10286, serves as Custodian for the Fund’s portfolio securities and cash, and in that capacity, maintains certain financial accounting books and records pursuant to an agreement with the Fund. Subcustodians provide custodial services for any non-U.S. assets held outside the United States.
SECURITIES LENDING ACTIVITIES. Securities Finance Trust Company (“eSecLending”) serves as securities lending agent for the Fund and in that role administers the Fund’s securities lending program pursuant to the terms of a securities lending agency agreement entered into between Company on behalf of the Fund and eSecLending.
As securities lending agent, eSecLending is responsible for marketing to approved borrowers available securities from the Fund’s portfolio. As administered by eSecLending, available securities from the Fund’s portfolio are furnished to borrowers either through security-by-security loans effected by eSecLending as lending agent on behalf of the Fund or through an auction process managed and conducted by eSecLending through which a winning bidder (as selected and approved by PGIM Investments on behalf of the Fund) is given the exclusive right to borrow the securities subject to the auction for an agreed-upon period of time.
eSecLending is responsible for the administration and management of the Fund’s securities lending program, including the preparation and execution of a participant agreement with each borrower governing the terms and conditions of any securities loan, ensuring that securities loans are properly coordinated and documented with the Fund’s custodian, ensuring that loaned securities are daily valued and that the corresponding required cash collateral is delivered by the borrower(s), and arranging for the investment of cash collateral received from borrowers.
eSecLending receives as compensation for its services a portion of the amount earned by the Fund for lending securities.

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The table below sets forth, for the Fund’s most recently completed fiscal year, the Fund’s gross income received from securities lending activities, the fees and/or other compensation paid by the Fund for securities lending activities, and the net income earned by the Fund for securities lending activities. The table below also discloses any other fees or payments incurred by the Fund resulting from lending securities.
Securities Lending Activities:
Gross Income from securities lending activities	$14,618
Fees and/or compensation for securities lending activities and related services
Fees paid to securities lending agent from a revenue split	$(154)
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral investment vehicle)	$(237)
Administrative fees not included in revenue split	$—
Indemnification fee not included in revenue split	$—
Rebate (paid to borrower)	$(12,819)
Other fees not included in revenue split (specify)	$—
Aggregate fees/compensation for securities lending activities	$(13,210)
Net Income from securities lending activities	$1,408
TRANSFER AGENT. PMFS, 655 Broad Street, Newark, New Jersey 07102, serves as the transfer and dividend disbursing agent of the Fund. PMFS is an affiliate of the Manager. PMFS provides customary transfer agency services to the Fund, including the handling of shareholder communications, the processing of shareholder transactions, the maintenance of shareholder account records, the payment of dividends and distributions, and related functions. For these services, PMFS receives compensation from the Fund and is reimbursed for its transfer agent expenses which include an annual fee and certain out-of-pocket expenses including, but not limited to, postage, stationery, printing, allocable communication expenses and other costs.
For the most recently completed fiscal year, the Fund incurred the following amount of fees for services provided by PMFS:
Fees Paid to PMFS
Fund Name	Amount
PGIM Global Total Return USD Hedged Fund	$6,101
BNY Mellon Asset Servicing (US) Inc. (“BNYAS”), 301 Bellevue Parkway, Wilmington, Delaware 19809, serves as sub-transfer agent to the Fund. PMFS has contracted with BNYAS to provide certain administrative functions to PMFS. PMFS will compensate BNYAS for such services.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP (“PwC”), 300 Madison Avenue, New York, New York 10017-6204 serves as the independent registered public accounting firm for the Fund.
DISTRIBUTION OF FUND SHARES
DISTRIBUTOR. Prudential Investment Management Services LLC (“PIMS” or the “Distributor”), 655 Broad Street, Newark, New Jersey 07102-4410, acts as the distributor of all of the shares of the Fund. The Distributor is a subsidiary of Prudential.
The Distributor incurs the expenses of distributing each of the Fund's share classes pursuant to separate Distribution and Service (12b-1) Plans or Distribution Plans, as applicable, for each share class (collectively, “the Plans”) adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act and a distribution agreement (the “Distribution Agreement”). PIMS also incurs the expenses of distributing any share class offered by the Fund which is not subject to a Distribution and Service (12b-1) Plan, and none of the expenses incurred by PIMS in distributing such share classes are reimbursed or paid for by the Fund.
The expenses incurred under the Plans include commissions and account servicing fees paid to, or on account of, brokers or financial institutions which have entered into agreements with the Distributor, as applicable, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of the Distributor associated with the sale of Fund shares, including sales promotion expenses.
Under the Plans, the Fund is obligated to pay distribution and/or service fees to the Distributor, as applicable, as compensation for its distribution and service activities, not as reimbursement for specific expenses incurred. If the Distributor’s expenses exceed its distribution and service (12b-1) fees, the Fund will not be obligated to pay any additional expenses. If the Distributor’s expenses are less than such distribution and service (12b-1) fees, then it will retain its full fees and realize a profit.

PGIM Global Total Return (USD Hedged) Fund 56

The distribution and/or service fees may also be used by the Distributor to compensate on a continuing basis brokers in consideration for the distribution, marketing, administrative and other services and activities provided by brokers with respect to the promotion of the sale of Fund shares and the maintenance of related shareholder accounts.
Distribution expenses attributable to the sale of each share class are allocated to each such class based upon the ratio of sales of each such class to the combined sales of all classes of the Fund, other than expenses allocable to a particular class. The distribution fee and sales charge of one class will not be used to subsidize the sale of another class or another fund.
Each Plan continues in effect from year to year, provided that each such continuance is approved at least annually by a vote of the Board, including a majority vote of the Board Members who are not interested persons of the Fund and who have no direct or indirect financial interest in any of the Plans or in any agreement related to the Plans (the “Rule 12b-1 Board Members”), cast in person at a meeting called for the purpose of voting on such continuance. A Plan may be terminated at any time, without penalty, by the vote of a majority of the Rule 12b-1 Board Members or by the vote of the holders of a majority of the outstanding shares of the applicable class of the Fund. The Plans may not be amended to increase materially the amounts to be spent for the services described therein without approval by the shareholders of the applicable class, and all material amendments are required to be approved by the Board in the manner described above. The Fund will not be contractually obligated to pay expenses incurred under any Plan if it is terminated or not continued.
Pursuant to each Plan, the Board will review at least quarterly a written report of the distribution expenses incurred on behalf of each class of shares of the Fund by the Distributor. The report will include an itemization of the distribution expenses and the purposes of such expenditures. In addition, as long as the Plans remain in effect, the selection and nomination of Rule 12b-1 Board Members shall be committed to the Rule 12b-1 Board Members.
Pursuant to the Distribution Agreement, the Fund has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under federal securities laws. In addition to distribution and service (12b-1) fees paid by the Fund under the Plans, the Manager (or one of its affiliates) may make payments out of its own resources to dealers and other persons which distribute shares of the Fund. Such payments may be calculated by reference to the NAV of shares sold by such persons or otherwise.
CLASS A SALES CHARGE AND DISTRIBUTION EXPENSE INFORMATION. Under the Class A Plan, the Fund may pay the Distributor for its distribution-related activities with respect to Class A shares at an annual rate of 0.25% of the average daily net assets of the Class A shares. The Class A Plan provides that (1) 0.25% of the average daily net assets of the Class A shares may be used to pay for personal service and/or the maintenance of shareholder accounts (service fee) and (2) total distribution fees (including the service fee of 0.25%) may not exceed 0.25% of the average daily net assets of the Class A shares. The Prospectus discusses any contractual or voluntary fee waivers that may be in effect. In addition, if you purchase $500,000 or more of Class A shares, you are subject to a CDSC of 1.00% (defined below) for shares redeemed within 12 months of purchase. The CDSC is waived for certain retirement and/or benefit plans.
For the most recently completed fiscal year, the Distributor received payments under the Class A Plan of the Fund. These amounts were expended primarily for payments of account servicing fees to financial advisers and other persons who sell Class A shares. For the most recently completed fiscal year, the Distributor also received initial sales charges and proceeds of contingent deferred sales charges paid by shareholders upon certain redemptions of Class A shares. The payments received and amounts spent by the Distributor during the most recently completed fiscal year are detailed in the tables below.
CLASS C SALES CHARGE AND DISTRIBUTION EXPENSE INFORMATION. Under the Class C Plan, the Fund may pay the Distributor for its distribution-related activities with respect to Class C shares at an annual rate of 1.00% of the average daily net assets of the Class C shares. The Class C Plan provides that (1) 0.25% of the average daily net assets of the shares may be paid as a service fee and (2) 0.75% (not including the service fee) of the average daily net assets of the shares (asset based sales charge) may be paid for distribution-related expenses with respect to the Class C shares. The service fee (0.25% of average daily net assets) is used to pay for personal service and/or the maintenance of shareholder accounts. The Prospectus discusses any voluntary or contractual fee waivers that may be in effect. The Distributor also receives contingent deferred sales charges from certain redeeming shareholders.
For the most recently completed fiscal year, the Distributor received payments under the Class C Plan. These amounts were expended primarily for payments of account servicing fees to financial advisers and other persons who sell Class C shares. For the most recently completed fiscal year, the Distributor also received the proceeds of contingent deferred sales charges paid by shareholders upon certain redemptions of Class C shares. The payments received and amounts spent by the Distributor during the most recently completed fiscal year are detailed in the tables below.

57

Payments Received by the Distributor
CLASS A DISTRIBUTION AND SERVICE (12B-1) FEES	$1,127
CLASS C DISTRIBUTION AND SERVICE (12B-1) FEES	$595

Amounts Spent by Distributor
Share Class	Printing & Mailing Prospectuses to Other than Current Shareholders	Compensation to Broker/Dealers for Commissions to Representatives and Other Expenses*	Overhead Costs**	Total Amount Spent by the Distributor
Class A	$-	$1,103	$105	$1,208
Class C	$-	$467	$14	$481
* Includes amounts paid to affiliated broker/dealers.
** Including sales promotion expenses.
FEE WAIVERS AND SUBSIDIES. PGIM Investments may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of the Fund. In addition, the Distributor may from time to time waive a portion of the distribution (12b-1) fees as described in the Prospectus. Fee waivers and subsidies will increase the Fund's total return.
PAYMENTS TO FINANCIAL SERVICES FIRMS. As described in the Fund's Prospectus, the Manager or certain of its affiliates (but not the Distributor) have entered into revenue sharing or other similar arrangements with financial services firms, including affiliates of the Manager. These revenue sharing arrangements are intended to promote the sale of Fund shares or to compensate the financial services firms for marketing or marketing support activities in connection with the sale of Fund shares.
The list below includes the names of the firms (or their affiliated broker/dealers) that received from the Manager, and/or certain of its affiliates, revenue sharing payments of more than $10,000 in calendar year 2022 for marketing and product support of the Fund and other PGIM Funds as described above.
◾
Ameriprise Financial, Inc.
◾
Wells Fargo Advisors, LLC
◾
Prudential Retirement
◾
Charles Schwab & Co, Inc.
◾
Morgan Stanley Smith Barney
◾
Raymond James Financial
◾
National Financial Services
◾
Merrill Lynch Pierce Fenner & Smith Inc.
◾
LPL Financial LLC
◾
UBS
◾
Edward Jones
◾
Commonwealth Financial Network
◾
Empower Retirement
◾
Cetera Advisor Networks
◾
Principal Securities Inc.
◾
PNC
◾
Advisor Group
◾
Voya Financial
◾
ADP Broker Dealer, Inc.
◾
John Hancock
◾
American United Life Insurance Co.
◾
Nationwide Investment Services Co.
◾
TIAA
◾
Massachusetts Mutual
◾
Midatlantic Capital Group
◾
Standard Insurance Company
◾
Ascensus, LLC.
◾
Northwestern Mutual
◾
Securities America, Inc.
◾
Talcott Resolution Life
◾
Reliance Trust Company
◾
Alight Solutions LLC

PGIM Global Total Return (USD Hedged) Fund 58

◾
RBC Capital Markets, LLC
◾
T. Rowe Price
◾
Cambridge Investment Research
◾
The Vanguard Group, Inc.
◾
Sammons Retirement Solutions
◾
Lincoln Financial Group
◾
Valic Financial Advisors Inc.
◾
Citigroup Inc.
◾
Security Benefit
◾
Janney Montgomery Scott, LLC
◾
MSCS Financial Services
◾
J.P. Morgan Securities LLC
COMPUTATION OF OFFERING PRICE PER SHARE
Using the NAV at October 31, 2023, the offering prices of Fund shares were as follows:
Offering Price Per Share

Class A
NAV and redemption price per Class A share	$7.90
Maximum initial sales charge (3.25% of the public offering price)	$0.27
Maximum offering price to public	$8.17
Class C
NAV and redemption price per Class C share	$7.89
Class Z
NAV and redemption price per Class Z share	$7.89
Class R6
NAV and redemption price per Class R6 share	$7.90
Explanatory Notes to Table:
Class A and Class C shares are subject to a contingent deferred sales charge (“CDSC”) on certain redemptions. See “How to Buy, Sell and Exchange Fund Shares—How to Sell Your Shares—Contingent Deferred Sales Charge (“CDSC”) in the Prospectus.
PORTFOLIO TRANSACTIONS & BROKERAGE
The Fund has adopted a policy pursuant to which the Fund and its Manager, subadviser and principal underwriter are prohibited from directly or indirectly compensating a broker-dealer for promoting or selling Fund shares by directing brokerage transactions to that broker. The Fund has adopted procedures for the purpose of deterring and detecting any violations of the policy. The policy permits the Fund, the Manager and the subadviser to use selling brokers to execute transactions in portfolio securities so long as the selection of such selling brokers is the result of a decision that executing such transactions is in the best interest of the Fund and is not influenced by considerations about the sale of Fund shares. For purposes of this section, the term “Manager” includes the subadviser.
The Manager is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect the transactions and the negotiation of brokerage commissions, if any. On a national securities exchange, broker-dealers may receive negotiated brokerage commissions on Fund portfolio transactions, including options, futures, and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. On a non-U.S. securities exchange, commissions may be fixed. Orders may be directed to any broker or futures commission merchant including, to the extent and in the manner permitted by applicable laws, one of the Manager's affiliates (an affiliated broker). Brokerage commissions on U.S. securities, options and futures exchanges or boards of trade are subject to negotiation between the Manager and the broker or futures commission merchant.
In the OTC market, securities are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments and U.S. Government agency securities may be purchased directly from the issuer, in which case no commissions or discounts are paid. The Fund will not deal with an affiliated broker in any transaction in which an affiliated broker acts as principal except in accordance with the rules of the SEC.

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In placing orders for portfolio securities of the Fund, the Manager's overriding objective is to obtain the best possible combination of favorable price and efficient execution. The Manager seeks to effect such transaction at a price and commission that provides the most favorable total cost of proceeds reasonably attainable in the circumstances. The factors that the Manager may consider in selecting a particular broker, dealer or futures commission merchant (firms) are the Manager's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the portfolio transaction; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular transaction; confidentiality; the execution, clearance and settlement capabilities of the firms; the availability of research and research-related services provided through such firms; the Manager's knowledge of the financial stability of the firms; the Manager's knowledge of actual or apparent operational problems of firms; and the amount of capital, if any, that would be contributed by firms executing the transaction. Given these factors, the Fund may pay transaction costs in excess of that which another firm might have charged for effecting the same transaction.
When the Manager selects a firm that executes orders or is a party to portfolio transactions, relevant factors taken into consideration are whether that firm has furnished research and research-related products and/or services, such as research reports, research compilations, statistical and economic data, computer databases, quotation equipment and services, research-oriented computer software and services, reports concerning the performance of accounts, valuations of securities, investment-related periodicals, investment seminars and other economic services and consultations. Such services are used in connection with some or all of the Manager's investment activities; some of such services, obtained in connection with the execution of transactions for one investment account, may be used in managing other accounts, and not all of these services may be used in connection with the Fund. The Manager maintains an internal allocation procedure to identify those firms who have provided it with research and research-related products and/or services, and the amount that was provided, and to endeavor to direct sufficient commissions to them to ensure the continued receipt of those services that the Manager believes provide a benefit to the Fund and its other clients. The Manager makes a good faith determination that the research and/or service is reasonable in light of the type of service provided and the price and execution of the related portfolio transactions.
When the Manager deems the purchase or sale of equities to be in the best interests of the Fund or its other clients, including Prudential, the Manager may, but is under no obligation to, aggregate the transactions in order to obtain the most favorable price or lower brokerage commissions and efficient execution. In such event, allocation of the transactions, as well as the expenses incurred in the transaction, will be made by the Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to its clients. The allocation of orders among firms and the commission rates paid are reviewed periodically by the Fund's Board. Portfolio securities may not be purchased from any underwriting or selling syndicate of which any affiliate, during the existence of the syndicate, is a principal underwriter (as defined in the 1940 Act), except in accordance with rules of the SEC. This limitation, in the opinion of the Fund, will not significantly affect the Fund's ability to pursue its present investment objectives. However, in the future in other circumstances, the Fund may be at a disadvantage because of this limitation in comparison to other funds with similar objectives but not subject to such limitations.
Subject to the above considerations, an affiliate may act as a broker or futures commission merchant for the Fund. In order for an affiliate of the Manager to effect any portfolio transactions for the Fund, the commissions, fees or other remuneration received by the affiliated broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other firms in connection with comparable transactions involving similar securities or futures being purchased or sold on an exchange or board of trade during a comparable period of time. This standard would allow the affiliated broker to receive no more than the remuneration which would be expected to be received by an unaffiliated firm in a commensurate arm's-length transaction. Furthermore, the Board, including a majority of the Independent Board Members, has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to the affiliated broker (or any affiliate) are consistent with the foregoing standard. In accordance with Section 11(a) of the 1934 Act, an affiliate may not retain compensation for effecting transactions on a national securities exchange for the Fund unless the Fund has expressly authorized the retention of such compensation. The affiliate must furnish to the Fund at least annually a statement setting forth the total amount of all compensation retained by the affiliate from transactions effected for the Fund during the applicable period. Brokerage transactions with an affiliated broker are also subject to such fiduciary standards as may be imposed upon the affiliate by applicable law. Transactions in options by the Fund will be subject to limitations established by each of the exchanges governing the maximum number of options which may be written or held by a single investor or group of investors acting in concert, regardless of whether the options are written or held on the same or different exchanges or are written or held in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or hold may be affected by options written or held by the Manager and other investment advisory clients of the Manager. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.
Set forth below is information concerning the payment of commissions by the Fund, including the amount of such commissions paid to an affiliate, if any, for the indicated fiscal years or periods:

PGIM Global Total Return (USD Hedged) Fund 60

Brokerage Commissions Paid by the Fund
	2023	2022	2021
Total brokerage commissions paid by the Fund	$7,572	$6,584	$4,472
Total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of total brokerage commissions paid to affiliated brokers	None	None	None
Percentage of the aggregate dollar amount of portfolio transactions involving the payment of commissions to affiliated brokers	None	None	None
The Fund is required to disclose its holdings of securities of its regular brokers and dealers (as defined under Rule 10b-1 under the 1940 Act) and their parents as of the most recently completed fiscal year. As of the most recently completed fiscal year, the Fund held the following securities of its regular brokers and dealers.
Broker-Dealer Securities Holdings
Fund Name	Broker-Dealer	Equity or Debt	Amount
PGIM Global Total Return USD Hedged Fund	Barclays Capital, Inc.	Debt	$651,926
	BNP Paribas Securities Corp.	Debt	$466,671
	BOFA Securities, Inc.	Debt	$803,855
	Citigroup Global Markets, Inc.	Debt	$945,772
	Deutsche Bank Securities, Inc.	Debt	$726,177
	Goldman Sachs & Co. LLC	Debt	$1,954,593
	HSBC Securities (USA), Inc.	Debt	$494,150
	JPMorgan Chase & Co.	Debt	$768,383
	MUFG Securities Americas, Inc.	Debt	$185,419
	Morgan Stanley & Co. LLC	Debt	$500,794
The below table shows the Fund's portfolio turnover rates over the two most recently completed fiscal years:
Portfolio Turnover Rate
Fund Name	2023	2022
PGIM Global Total Return USD Hedged Fund	20%	30%
ADDITIONAL INFORMATION
FUND HISTORY. The Company was incorporated under the laws of Maryland on May 6, 1986 under the name “The Global Yield Fund, Inc.” as a closed-end management investment company. In connection with a change in the investment objective approved by shareholders in November 1994, shareholders approved a change in the name to “The Global Total Return Fund, Inc.” Prudential Global Total Return Fund, Inc. operated as a closed-end fund prior to January 15, 1996. On December 6, 1995, shareholders approved open-ending Prudential Global Total Return Fund, Inc., and since January 15, 1996, Prudential Global Total Return Fund, Inc. has operated as an open-end fund.
In August 1999, the Company’s name was changed to “Prudential Global Total Return Fund, Inc.” The Company’s Board of Directors approved changing Prudential Global Total Return Fund, Inc.'s name to Dryden Global Total Return Fund, Inc. effective as of July 7, 2003. Effective February 16, 2010, the Board approved changing the name to Prudential Global Total Return Fund, Inc.
PGIM Global Total Return Fund and PGIM Global Total Return (USD Hedged) Fund are each series of the Company, and prior to June 11, 2018 were known as Prudential Global Total Return Fund and Prudential Global Total Return (USD Hedged) Fund, respectively. PGIM Global Total Return (USD Hedged) Fund was established on September 13, 2017 and commenced operations on December 12, 2017.
DESCRIPTION OF SHARES AND ORGANIZATION. The Company is authorized to issue 18,075,000,000 shares of common stock, par value $.01 per share, classified and designated as follows:
PGIM Global Total Return Fund Class A common stock: 900 million shares
PGIM Global Total Return Fund Class B common stock: 50 million shares
PGIM Global Total Return Fund Class C common stock: 300 million shares
PGIM Global Total Return Fund Class R6 common stock: 7 billion shares
PGIM Global Total Return Fund Class Z common stock: 8 billion shares

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PGIM Global Total Return Fund Class T common stock: 125 million shares
PGIM Global Total Return Fund Class R2 common stock: 100 million shares
PGIM Global Total Return Fund Class R4 common stock: 100 million shares
PGIM Global Total Return (USD Hedged) Fund Class A common stock: 200 million shares
PGIM Global Total Return (USD Hedged) Fund Class C common stock: 300 million shares
PGIM Global Total Return (USD Hedged) Fund Class R6 common stock: 400 million shares
PGIM Global Total Return (USD Hedged) Fund Class Z common stock: 600 million shares
Each class of common stock represents an interest in the same assets of each Fund and is identical in all respects except that (1) each class is subject to different sales charges and distribution and/or service fees (except for Class R6 shares and Class Z shares, which are not subject to any sales charges and distribution and/or service fees), which may affect net asset value, dividends and liquidation rights, (2) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (3) each class has a different exchange privilege, (4) only Class B shares and Class C shares have a conversion feature and (5) Class R6 shares ,Class R2 shares, Class R4 shares and Class Z shares are offered exclusively for sale to a limited group of investors. In accordance with the Company’s Articles of Incorporation, the Board may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Board may determine. The voting rights of the shareholders of a series or class can be modified only by the majority vote of shareholders of that series or class.
Note: As of the date of this SAI, there are no Class T or Class B shares of PGIM Global Total Return Fund issued or outstanding.
Shares of each Fund, when issued against payment in full therefor, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. Shares are also redeemable at the option of each Fund under certain circumstances. Each share class is equal as to earnings, assets and voting privileges, except as noted above, and each class of shares (with the exception of Class R6 and Class Z shares, which are not subject to any distribution or service fees) bears the expenses related to the distribution of its shares. Except for the conversion feature applicable to the Class B shares and Class C shares, there are no conversion, preemptive or other subscription rights. In the event of liquidation, each share of the Fund is entitled to its portion of all of each Fund's assets after all debt and expenses of each Fund have been paid. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares and Class R2 shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A and Class R2 shareholders, and to Class R6, Class Z and Class R4 shareholders, whose shares are not subject to any distribution and/or service fees (Class R4 shares are subject to a shareholder services fee).
The Company does not intend to hold annual meetings of shareholders unless otherwise required by law. The Company will not be required to hold meetings of shareholders unless, for example, the election of Board Members is required to be acted on by shareholders under the 1940 Act. Shareholders have certain rights, including the right to call a meeting upon the written request of shareholders entitled to cast at least a majority of votes entitled to be cast at such meeting.
Under the Articles of Incorporation, the Board may authorize the creation of additional series of shares (the proceeds of which would be invested in separate, independently managed portfolios with distinct investment objectives and policies and share purchase, redemption and net asset value procedures) with such preferences, privileges, limitations and voting and dividend rights as the Board may determine. All consideration received by each Fund for shares of any additional series, and all assets in which such consideration is invested, would belong to that series (subject only to the rights of creditors of that series) and would be subject to the liabilities related thereto.
The Board Members have the power to alter the number and the terms of office of the Board Members and they may at any time lengthen their own terms or make their terms of unlimited duration and appoint their own successors, provided that always at least a majority of the Board Members have been elected by the shareholders of each Fund. The voting rights of shareholders are not cumulative, so that holders of more than 50 percent of the shares voting can, if they choose, elect all Board Members being selected, while the holders of the remaining shares would be unable to elect any Board Members.
PRINCIPAL SHAREHOLDERS AND CONTROL PERSONS
Set forth below are the name and address of any person (a “principal shareholder”) who owned of record or beneficially 5% or more of any class of outstanding shares of the Fund and their percentage of ownership. Also set forth below are the name and address of any person (a “control person”) who owned of record or beneficially either directly or through controlled companies more than 25% of the voting securities of the Fund or who acknowledges or asserts the existence of control. Control persons may be able to determine or significantly influence the outcome of matters submitted to a shareholder vote.

PGIM Global Total Return (USD Hedged) Fund 62

Principal Fund Shareholders as of December 6, 2023
Fund Name and Share Class	Shareholder Name and Address	No. of Shares	% of Class
PGIM Global Total Return (USD Hedged) Fund Class A	LPL Financial A/C 1000-0005 4707 Executive Drive San Diego CA 92121-3091	22,747.246	36.80%
PGIM Global Total Return (USD Hedged) Fund Class A	National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Funds Dept - 4th Floor 499 Washington Blvd Jersey City NJ 07310	32,705.661	52.91%
PGIM Global Total Return (USD Hedged) Fund Class C	National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Funds Dept - 4th Floor 499 Washington Blvd Jersey City NJ 07310	1,925.795	25.62%
PGIM Global Total Return (USD Hedged) Fund Class C	Wells Fargo Clearing Svcs LLC Special Custody Acct for the Exclusive Benefit of Customer 2801 Market St Saint Louis MO 63103-2523	2,336.106	31.08%
PGIM Global Total Return (USD Hedged) Fund Class C	Prudential Trust Company C/F The Sep IRA Plan of Coastal Clinical Research FBO Bart W Mcclure 2543 River Enclave Ln Jacksonville FL 32226-2133	1,703.039	22.66%
PGIM Global Total Return (USD Hedged) Fund Class C	Prudential Investment Mgmt Inc Prudential Investments Fund Managment LLC Attn: Kristen Pedersen 655 Broad St 19th Floor 08-19-24 Newark NJ 07102-4410	1,231.107	16.38%
PGIM Global Total Return (USD Hedged) Fund Class Z	JPMCB NA Cust for South Carolina 529 Plan PGIM Global Total Return USD Hedged Sc529 Attn: James Archer-Smith 4 Chase Metrotech Ctr 3rd Floor Brooklyn NY 11201	478,292.151	35.25%
PGIM Global Total Return (USD Hedged) Fund Class Z	National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310	783,912.295	57.77%
PGIM Global Total Return (USD Hedged) Fund Class R6	Mac & Co A/C 471255 Attn: Mutual Fund Operations 500 Grant Street Room 151-1010 Pittsburgh PA 15258	2,426,940.046	22.34%
PGIM Global Total Return (USD Hedged) Fund Class R6	The Northern Trust Company FBO Income America in Retirement Fund Mutual Funds Services Wb33 333 S Wabash Ave Chicago IL 60604	1,134,968.548	10.45%
PGIM Global Total Return (USD Hedged) Fund Class R6	National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310	6,819,247.912	62.78%

63

Principal Fund Shareholders as of December 6, 2023
Fund Name and Share Class	Shareholder Name and Address	No. of Shares	% of Class

Control Persons (as of December 6, 2023)
Fund Name	Shareholder Name and Address	No. of Shares	% of Voting Securities
PGIM Global Total Return (USD Hedged) Fund	National Financial Services LLC For Exclusive Benefit of our Customers Attn: Mutual Funds Dept 4th Floor 499 Washington Blvd Jersey City NJ 07310	7,603,160.207	61.87%

As of the date of this SAI, the Board Members and Officers of the Fund, as a group, owned less than 1% of the outstanding shares of the Fund.
FINANCIAL STATEMENTS
The financial statements for the Fund for the fiscal year ended October 31, 2023, which are incorporated in this SAI by reference to the 2023 Annual Report to shareholders (File No. 811-04661), were audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. You may obtain a copy of the Annual Report at no charge by request to the Fund by calling (800) 225-1852 or by writing to Prudential Mutual Fund Services LLC, P.O. Box 534432, Pittsburgh, PA 15253-4432.

PGIM Global Total Return (USD Hedged) Fund 64

PART II
PURCHASE, REDEMPTION AND PRICING OF FUND SHARES
SHARE CLASSES. The Fund may offer shares of one or more classes to investors. Not every share class described in this SAI may be offered, and investors should consult their Prospectus for specific information concerning the share classes that are available to them.
Shares of the Fund may be purchased at a price equal to the next determined NAV per share plus a sales charge (if applicable) which, at the election of the investor, may be imposed either (1) at the time of purchase (Class A shares) or (2) on a deferred basis (Class C shares or Class A shares, in certain circumstances). Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class Z shares, if offered, are offered only to a limited group of investors at NAV without any sales charges.
Additional or different classes of shares may also be offered, including Class R, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6. If offered, specific information with respect to these share classes is set forth in the Prospectus and SAI.
For more information, see “How to Buy, Sell and Exchange Fund Shares—How to Buy Shares” in the Prospectus.
PURCHASE BY WIRE. For an initial purchase of shares of the Fund by wire, you must complete an application and telephone PMFS at (800) 225-1852 (toll-free) to receive an account number. PMFS will request the following information: your name, address, tax identification number, Fund name, class election (if applicable), dividend distribution election, amount being wired and wiring bank. PMFS will also furnish you with instructions for wiring the funds from your bank to the Fund's Custodian.
If you arrange for receipt by the Custodian of federal funds prior to the calculation of NAV (once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time), on a business day, you may purchase shares of the Fund as of that day. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to purchase is received after the close of regular trading on the NYSE.
In making a subsequent purchase order by wire, you should wire the Custodian directly and should be sure that the wire specifies the Fund's name, the share class to be purchased, your name, individual account number, Direct Deposit Account (“DDA”) Number and the Fund's Bank Account registration. You do not need to call PMFS to make subsequent purchase orders utilizing federal funds. The minimum amount for subsequent purchase by wire is $100.
ISSUANCE OF FUND SHARES FOR SECURITIES. Transactions involving the issuance of Fund shares for securities (rather than cash) will be limited to (1) reorganizations, (2) statutory mergers, or (3) other acquisitions of portfolio securities that: (a) meet the investment objectives and policies of the Fund, (b) are relatively liquid and not subject to restrictions on resale, (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market, and (d) are approved by the Fund's Manager.
MULTIPLE ACCOUNTS. An institution may open a single master account by filing an application with PMFS, signed by personnel authorized to act for the institution. Individual subaccounts may be opened at the time the master account is opened by listing them, or they may be added at a later date by written advice. Procedures will be available to identify subaccounts by name and number within the master account name. The foregoing procedures would also apply to related institutional accounts (i.e., accounts of shareholders with a common institutional or corporate parent). The investment minimums as set forth in the relevant Prospectus under “How to Buy and Sell Fund Shares—How to Buy Shares” are applicable to the aggregate amounts invested by a group, and not to the amount credited to each subaccount.
REOPENING AN ACCOUNT. Subject to the minimum investment restrictions, an investor may reopen an account, without filing a new application, at any time during the calendar year the account is closed, provided that the information on that application is still applicable.
RESTRICTIONS ON SALE OF FUND SHARES. The right of redemption may be suspended or the date of payment may be postponed for a period of up to seven days. Suspensions or postponements may not exceed seven days except at times (1) when the NYSE is closed for other than customary weekends and holidays, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal of Fund securities is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (2), (3) or (4) exist.

REDEMPTION IN KIND. The Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC and procedures adopted by the Board. Securities will be readily marketable and will be valued in the same manner as in a regular redemption. If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash, and you would bear all market risk relating to the securities until the securities are sold. The Fund, however, has elected to be governed by Rule 18f-1 under the 1940 Act, under which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder.
RIGHTS OF ACCUMULATION. Reduced sales charges are also available through Rights of Accumulation, under which an investor or an eligible group of related investors, as described under “Reducing or Waiving Class A's Initial Sales Charge” in the Prospectus, may aggregate the value of their existing holdings of Class A and Class C shares of the Fund and shares of other PGIM Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) to determine the reduced sales charge. However, the value of shares held directly with PMFS and through your broker will not be aggregated to determine the reduced sales charge. The value of existing holdings for purposes of determining the reduced sales charge is calculated using the maximum offering price (NAV plus maximum sales charge). The Distributor, your broker or PMFS must be notified at the time of purchase that the investor is entitled to a reduced sales charge. Reduced sales charges will be granted subject to confirmation of the investor's holdings. This does not apply to PGIM Government Money Market Fund.
SALE OF SHARES. You can redeem your shares at any time for cash at the NAV next determined after the redemption request is received in proper form (in accordance with procedures established by PMFS in connection with investors' accounts) by PMFS or your broker or other financial intermediary. See “Net Asset Value” below. In certain cases, however, redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge (“CDSC”), as described in “Contingent Deferred Sales Charge” below. If you are redeeming your shares through a broker, your broker must receive your sell order before the NAV is computed for that day (at the close of regular trading on the NYSE, usually, 4:00 p.m. Eastern Time) in order to receive that day's NAV. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. Your broker will be responsible for furnishing all necessary documentation to the Distributor and may charge you for its services in connection with redeeming shares of the Fund.
All correspondence and documents concerning redemptions should be sent to the Fund in care of PMFS, P.O. Box 534432, Pittsburgh, PA 15253-4432 or to your broker or other financial intermediary.
If you hold shares in non-certificate form, a written request for redemption signed by you exactly as the account is registered is required. If you hold certificates, the certificates must be received by PMFS, the Distributor or your broker in order for the redemption request to be processed. If redemption is requested by a corporation, partnership, trust or fiduciary, written evidence of authority acceptable to PMFS must be submitted before such request will be accepted. All correspondence and documents concerning redemptions should be sent to the Fund in care of PMFS, P.O. Box 534432, Pittsburgh, PA 15253-4432, to the Distributor or to your broker.
Payment for redemption of recently purchased shares may be delayed until the Fund or PMFS has been advised that the purchase check has been honored, which may take up to 7 calendar days from the time of receipt of the purchase check by PMFS. Such delay may be avoided by purchasing shares by wire or by certified or cashier's check.
SIGNATURE GUARANTEE. If the proceeds of the redemption (1) exceed $100,000, (2) are to be paid to a person other than the record owner, (3) are to be sent to an address other than the address on PMFS’ records, (4) are to be paid to a corporation, partnership, trust or fiduciary, or (5) are to be paid due to the death of the shareholder or on behalf of the shareholder, and your shares are held directly with PMFS, the signature(s) on the redemption request or stock power must be Medallion signature guaranteed. The Medallion signature guarantee must be obtained from an authorized officer of a bank, broker, dealer, securities exchange or association, clearing agency, savings association, or credit union that is participating in one of the recognized Medallion programs (STAMP, SEMP, or NYSE MSP), but not from a notary public. The Medallion signature guarantee must be appropriate for the dollar amount of the transaction. The Fund may change the signature guarantee requirements from time to time without prior notice to shareholders. PMFS reserves the right to reject transactions where the value of the transaction exceeds the value of the surety coverage indicated on the Medallion imprint. PMFS also reserves the right to request additional information from, and make reasonable inquires of, any institution that provides a Medallion signature guarantee. In the case of redemptions from a PruArray Plan, if the proceeds of the redemption are invested in another investment option of the plan in the name of the record holder and at the same address as reflected in PMFS' records, a Medallion signature guarantee is not required.
Under normal market conditions, payment for shares presented for redemption will be made by check within seven days after receipt by PMFS or your broker of the written request and certificates, if issued, except as indicated below. If you hold shares through a broker, payment for shares presented for redemption will be credited to your account at your broker, unless you indicate otherwise. Such

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payment may be postponed or the right of redemption suspended at times (1) when the NYSE is closed for other than customary weekends and holidays, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (4) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (2), (3) or (4) exist.
EXPEDITED REDEMPTION PRIVILEGE. By electing the Expedited Redemption Privilege, you may arrange to have redemption proceeds sent to your bank account. The Expedited Redemption Privilege may be used to redeem shares in an amount of $100 or more, except if an account for which an expedited redemption is requested has an NAV of less than $100, the entire account will be redeemed. Redemption proceeds in the amount of $500 or more will be remitted by wire to your bank account at a domestic commercial bank which is a member of the Federal Reserve system. The money would generally be received by your bank within one business day of the redemption. Redemption proceeds of less than $500 will be sent by ACH to your bank which must be a member of the Automated Clearing House (“ACH”) system. The money would generally be received by your bank within three business days of the redemption. Any applicable CDSC will be deducted from the redemption proceeds. Expedited redemption requests may be made by telephone or letter, must be received by the Transfer Agent prior to 4:00 p.m. Eastern Time to receive a redemption amount based on that day's NAV and are subject to the terms and conditions as set forth in the Prospectus regarding redemption of shares. In the event that regular trading on the NYSE closes before 4:00 p.m. Eastern Time, you will receive the following day's NAV if your order to sell is received after the close of regular trading on the NYSE. For more information, see “How to Buy, Sell and Exchange Fund Shares-Telephone Redemptions or Exchanges” in the Prospectus. The Expedited Redemption Privilege may be modified or terminated at any time without notice. To receive further information, shareholders should contact PMFS.
INVOLUNTARY REDEMPTION. If the value of your account with PMFS is less than $500 for any reason, PMFS may sell the rest of your shares (without charging any CDSC) and close your account. The involuntary sale provisions do not apply to: (i) an individual retirement account (“IRA”) or other qualified or tax-deferred retirement plan or account, (ii) Automatic Investment Plan (“AIP”) accounts, employee savings plan accounts or payroll deduction plan accounts, (iii) accounts under the same registration with multiple share classes in the Fund whose combined value exceeds $500, or (iv) clients with assets more than $50,000 across the PGIM Funds. “Client” for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors.
PMFS has the right to reject any purchase order (including an exchange into the Fund) or suspend or modify the Fund's sales of its shares under certain circumstances. These circumstances include, but are not limited to, failure by you to provide additional information requested, such as information required to verify the source of funds used to purchase shares, your identity or the identity of any underlying beneficial owners of your shares. Furthermore, PMFS is required by law to close your account if you do not provide the required identifying information; this would result in the redemption of shares at the then-current day's NAV and the proceeds would be remitted to you via check. PMFS will attempt to verify your identity within a reasonable time frame (e.g., 60 days) which may change from time to time.
ACCOUNT MAINTENANCE FEE. In order to offset the disproportionate effect (in basis points) of expenses associated with servicing lower balance accounts, if the value of your Class A, Class C or Class Z account with PMFS is less than $10,000, a $15 annual account maintenance fee (“account maintenance fee”) will be deducted from your account. The account maintenance fee will be assessed during the 4th calendar quarter of each year. Any applicable CDSC on the shares redeemed to pay the account maintenance fee will be waived. The account maintenance fee will not be charged on: (i) accounts during the first six months from inception of the account, (ii) accounts for which you have elected to receive your account statements, transaction confirmations, prospectuses, and fund shareholder reports electronically rather than by mail, (iii) omnibus accounts or other accounts for which the dealer is responsible for recordkeeping, (iv) institutional accounts, (v) group retirement plans (including SIMPLE IRA plans, profit-sharing plans, money purchase pension plans, Keogh plans, defined compensation plans, defined benefit plans and 401(k) plans), (vi) AIP accounts or employee savings plan accounts, (vii) accounts with the same registration associated with multiple share classes within the Fund, provided that the aggregate value of share classes with the same registration within the Fund is $10,000 or more, or (viii) clients with assets of $50,000 or more across the PGIM Funds. “Client” for this purpose has the same definition as for purposes of Rights of Accumulation, i.e., an investor and an eligible group of related investors or other financial intermediary.
90 DAY REPURCHASE PRIVILEGE. If you redeem your shares and have not previously exercised the repurchase privilege during the previous 12 months, you may reinvest back into your account any portion or all of the proceeds of such redemption in shares of the Fund at the NAV next determined after the order is received, which must be within 90 days after the date of the redemption. Any CDSC paid in connection with such redemption in Class A or Class C shares will be credited (in shares) to your account. (If less than a full repurchase is made, the credit will be on a pro rata basis.) This repurchase privilege can only be used once in a 12-month period. You must notify PMFS, either directly or through the Distributor or your broker, at the time the repurchase privilege is exercised to adjust your account for the CDSC you previously paid. Thereafter, any redemptions will be subject to the CDSC applicable at the time of the redemption. See “Contingent Deferred Sales Charge” below. Exercise of the repurchase privilege will generally not affect federal tax treatment of any gain realized upon redemption. However, if the redemption was made within a 30 day period of the repurchase and if the redemption resulted in a loss, some or all of the loss, depending on the amount reinvested, may not be allowed for federal income tax purposes.
The terms of this privilege may vary by financial intermediary. For more information, see “Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries” in the Fund’s Prospectus.
CONTINGENT DEFERRED SALES CHARGE (“CDSC”)
Class A. Investors who purchase $500,000 or more of Class A shares and sell these shares within 12 months of purchase are subject to a 1.00% CDSC.
Class C. Class C shares redeemed within 12 months of purchase will be subject to a CDSC of 1.00%. The CDSC will be deducted from the redemption proceeds and reduce the amount paid to you.
Waiver of CDSC. The Class A or Class C CDSC is waived if the shares are sold:
◾
After a shareholder is deceased or permanently disabled (or, in the case of a trust account, after the death or disability of the grantor). This waiver applies to individual shareholders as well as shares held in joint tenancy, provided the shares were purchased before the death or permanent disability,
◾
To provide for certain distributions—made without IRS penalty—from a qualified or tax-deferred retirement plan, benefit plan, IRA or Section 403(b) custodial account, and
◾
To withdraw excess contributions from a qualified or tax-deferred retirement plan, IRA or Section 403(b) custodial account.
If you purchase Class Z shares (see “Qualifying for Class Z Shares” in the Prospectus) within 5 days of redemption of your Class A shares that you had purchased directly through the Fund's transfer agent, PMFS will credit your account with the appropriate number of shares to reflect any CDSC you paid on the reinvested portion of your redemption proceeds.
Calculation of CDSC. The CDSC will be imposed on any redemption that reduces the current value of your Class A or Class C shares to an amount which is lower than the amount of all payments by you for shares during the preceding 12 months in the case of Class A shares (in certain cases), and 12 months in the case of Class C shares. A CDSC will be applied on the lesser of the original purchase price or the current value of the shares being redeemed. Increases in the value of your shares or shares acquired through reinvestment of dividends or distributions are not subject to a CDSC. The amount of any CDSC will be paid to and retained by the Distributor. If you purchased or hold your shares through a broker, third party administrator or other authorized entity that maintains subaccount recordkeeping, any applicable CDSC that you will pay will be calculated and reported to PMFS by such broker, administrator or other authorized entity.
The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of shares until the time of redemption of such shares. The CDSC will be calculated from the date of the initial purchase, excluding the time shares were held in Class C shares of a money market fund. See “Shareholder Services—Exchange Privileges” below.
In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in NAV above the total amount of payments for the purchase made during the preceding 12 months in the case of Class A shares (in certain cases), and 12 months for Class C shares; then of amounts representing the cost of shares held beyond the applicable CDSC period; and finally, of amounts representing the cost of shares held for the longest period of time within the applicable CDSC period.
For federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption of shares.
As noted above, the CDSC will be waived in the case of a redemption following the death or permanent disability of a shareholder or, in the case of a trust account, following the death or permanent disability of the grantor. The waiver is available for total or partial redemptions of shares owned by a person, either individually or in joint tenancy at the time of death or initial determination of permanent disability, provided that the shares were purchased prior to death or permanent disability.

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The CDSC will be waived in the case of a total or partial redemption in connection with certain distributions under the Code from a tax-deferred retirement plan, an IRA or Section 403(b) custodial account. For distributions from an IRA or 403(b) custodial account, the shareholder must submit a copy of the distribution form from the custodial firm indicating (i) the date of birth of the shareholder and (ii) that the shareholder reaches qualified age based on applicable IRS regulations. The distribution form must be signed by the shareholder.
AUTOMATIC CONVERSION OF CLASS C SHARES. Class C shares automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase (the “Conversion Date”). Conversion will take place based on the relative NAV of the two classes, without the imposition of any sales load, fee or other charge.
Class C shares of the Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the Conversion Date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions. All such automatic conversions of Class C shares will constitute tax-free exchanges for federal income tax purposes.
For shareholders investing in Class C shares through retirement plans or omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares, and the relevant financial intermediary may not have the ability to track purchases in order to credit individual shareholders’ holding periods. In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C shares. It is the financial intermediary’s (and not the Fund’s) responsibility to keep records of transactions made in accounts it holds and to ensure that the shareholder is credited with the proper holding period based on such records or those provided to the financial intermediary by the shareholder. Please consult with your financial intermediary for the applicability of this conversion feature to your shares.
Class C shares were generally closed to investments by new group retirement plans effective on or about June 1, 2018. Group retirement plans (and their successor, related and affiliated plans) that have Class C shares of the Fund available to participants on or before the Effective Date may continue to open accounts for new participants in such share class and purchase additional shares in existing participant accounts.
The Fund has no responsibility for monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion. A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the exchange of Class C shares for Class A shares, as set forth on Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries of the Prospectus. In these cases, Class C shareholders may have their shares exchanged for Class A shares under the policies of the financial intermediary. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.
The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the IRS that the conversion of shares does not constitute a taxable event for federal income tax purposes. The automatic conversion of Class C shares into Class A shares may be suspended if such opinions or rulings are no longer available. If such conversions are suspended, Class C shares of the Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service (12b-1) fee. Shareholders should consult their tax advisers regarding the tax consequences of the conversion or exchange of shares.
EXCHANGE OF SHARE CLASSES WITHIN THE FUND. Within the Fund, investors or their financial intermediaries may wish to exchange investments in one share class of the Fund to another share class offered by the same Fund. For certain exchanges, subject to the discretion of the Manager and or its affiliates, the Fund may need to waive applicable sales charges in the share class that the shareholder is receiving and/or waive CDSC on the redeemed shares, as applicable.
Such exchanges may be subject to the continuing availability of opinions of counsel or rulings of the IRS that the exchange of shares does not constitute a taxable event for federal income tax purposes. If such opinions or rulings are no longer available, then the exchange may be a taxable event. Shareholders should consult their tax advisers regarding the tax consequences of the exchange of shares.
Please contact PMFS at (800) 225-1852 for more details on such exchanges.

NET ASSET VALUE
The price an investor pays for the Fund's shares is based on the share value. The share value—known as the net asset value per share or NAV—is determined by subtracting Fund liabilities from the value of Fund assets and dividing the remainder by the number of outstanding shares. NAV is calculated separately for each class. The Fund will compute its NAV once each business day at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern Time. For purposes of computing NAV, the Fund will value futures contracts generally 15 minutes after the close of regular trading on the NYSE. The Fund may not compute its NAV on days on which no orders to purchase, sell or exchange shares of the Fund have been received or on days on which changes in the value of the Fund's portfolio securities do not materially affect NAV. The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE and will price its shares as of 4:00 p.m. Eastern Time, if the particular disruption directly affects only the NYSE. Please see the NYSE website (www.nyse.com) for a specific list of the holidays on which the NYSE is closed.
The Fund’s portfolio securities are valued based upon market quotations or, if market quotations are not readily available, at fair value as determined in good faith by the Manager, as the Board's valuation designee. In this capacity, the Manager has adopted methodologies for determining the fair value of certain types of securities and other assets held by the Fund that do not have quoted market prices, including the use of other pricing sources, such as bid prices supplied by a principal market maker and evaluated prices supplied by pricing vendors that employ analytic methodologies that take into account the prices of similar securities and other market factors. In determining a security's value, the Fund generally uses the following methodologies. Securities included on the NASDAQ Market are valued at the NASDAQ Official Closing Price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. NASDAQ Market Securities for which there was no NOCP or last sale price are valued at the mean between the last bid and asked prices on the day of valuation, or the last bid price in the absence of an asked price. Open-end, non-exchange traded mutual funds are valued at their net asset value as determined as of the close of the NYSE on the date of valuation. Corporate bonds (other than convertible debt securities) and U.S Government securities that are actively traded in the OTC market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be over-the-counter, are valued on the basis of valuations provided by an independent pricing agent which uses information with respect to transactions in bonds, quotations from bond dealers, agency ratings, market transactions in comparable securities and various relationships between securities in determining value. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Manager in consultation with the subadviser to be OTC, are valued on the day of valuation at an evaluated bid price provided by an independent pricing agent, or, in the absence of valuation provided by an independent pricing agent, at the bid price provided by a principal market maker or primary market dealer.
Options on securities and securities indices that are listed on an exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no such sale on such day, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price. Where exchange trading has halted on exchange-traded call or put options, the last available traded price may be used for a period of no longer than five business days. On the sixth business day, such options may be valued at zero in the absence of trading, when such options are “out of the money” by more than 5% of the value of the underlying asset and expire within 14 calendar days of the valuation date.
Futures contracts and options thereon traded on a commodities exchange or Board of Trade shall be valued on the day of valuation at the last sale price at the close of trading on such exchange or Board of Trade or, if there was no sale on the applicable exchange or Board of Trade on such date, at the mean between the most recently quoted bid and asked prices on such exchange or Board of Trade or at the last bid price in the absence of an asked price. Quotations of non-U.S. securities in a non-U.S. currency are converted to U.S. dollar equivalents at the current rate obtained from a recognized bank, dealer or independent service, and forward currency exchange contracts are valued at the current cost of covering or offsetting such contacts. Should an extraordinary event, which is likely to affect the value of the security, occur after the close of an exchange on which a portfolio security is traded, such security will be valued at fair value considering factors determined in good faith by the Manager.
In addition, the Fund uses a service provided by a pricing vendor to fair value non-U.S. securities, which are securities that are primarily traded in non-U.S. markets and subject to a valuation adjustment upon the reaching of a valuation “trigger”. The fair value prices of non-U.S. securities reflect an adjustment to closing market prices that is intended to reflect the causal link between movements in the U.S. market and the non-U.S. market on which the securities trade.
The use of fair value pricing procedures involves subjective judgments, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security. Accordingly, there can be no assurance that the Fund could obtain the fair value assigned to a security if the security were sold at approximately the same time at which the NAV per share is determined.

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Generally, futures contracts will be valued at the close of trading for those contracts (normally 15 minutes after the close of regular trading on the NYSE). If, in the judgment of the Manager, the closing price of a contract is materially different from the contract price at the NYSE close, a fair value price for the contract will be determined.
If dividends are declared daily, the NAV of each class of shares will generally be the same. It is expected, however, that the dividends, if any, will differ by approximately the amount of the distribution and/or service fee expense accrual differential among the classes.
SHAREHOLDER SERVICES
Upon the initial purchase of Fund shares, a Shareholder Investment Account is established for each investor under which a record of the shares is maintained by PMFS. Share certificates are no longer issued for shares of the Fund. The Fund furnishes to shareholders the following privileges and plans:
AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of the Fund at NAV per share. An investor may direct PMFS in writing not less than five full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. In the case of recently purchased shares for which registration instructions have not been received by the record date, cash payment will be made directly to the broker. Any shareholder who receives dividends or distributions in cash may subsequently reinvest any such dividend or distribution at NAV by returning the check or the proceeds to PMFS within 30 days after the payment date. Such reinvestment will be made at the NAV per share next determined after receipt of the check or the proceeds by PMFS. Shares purchased with reinvested dividends and/or distributions will not be subject to any CDSC upon redemption.
EXCHANGE PRIVILEGES. The Fund furnishes to shareholders the privilege of exchanging their shares of the Fund for shares of certain other PGIM Funds, as disclosed in the Fund’s Prospectus, including one or more specified money market funds, subject in each case to the minimum investment requirements of such funds. Shares of such other PGIM Funds may also be exchanged for shares of the Fund. All exchanges are made on the basis of the relative NAV next determined after receipt of an order in proper form. An exchange will be treated as a redemption and purchase for federal income tax purposes. Shares may be exchanged for shares of another fund only if shares of such fund may legally be sold under applicable state laws. For retirement and group plans having a limited menu of PGIM Funds, the exchange privilege is available for those funds eligible for investment in the particular program.
It is contemplated that the exchange privilege may be applicable to new PGIM Funds, the shares of which may be distributed by the Distributor.
In order to exchange shares by telephone, you must authorize telephone exchanges on your initial application form or by written notice to PMFS and hold shares in non-certificated form. Thereafter, you may call the Fund at (800) 225-1852 to execute a telephone exchange of shares. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to authenticate your account. A written confirmation of the exchange transaction will be sent to you. Neither the Fund nor its agents will be liable for any loss, liability or cost which results from acting upon instructions reasonably believed to be genuine under the foregoing procedures. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order.
If you hold shares through a brokerage firm, you must exchange your shares by contacting your financial adviser.
If you hold share certificates, the certificates must be returned in order for the shares to be exchanged. See “Purchase, Redemption and Pricing of Fund Shares—Sale of Shares” above.
You may also exchange shares by mail by writing to PMFS, P.O. Box 534432, Pittsburgh, PA 15253-4432.
In periods of severe market or economic conditions the telephone exchange of shares may be difficult to implement and you should make exchanges by mail by writing to PMFS at the address noted above.
Class A shares: Shareholders of the Fund may exchange their Class A shares for Class A shares of certain other PGIM Funds and shares of the money market funds specified below. No fee or sales load will be imposed upon the exchange. Shareholders of money market funds who acquired such shares upon exchange of Class A shares may use the exchange privilege only to acquire Class A shares of the PGIM Funds participating in the exchange privilege.
The following money market fund participates in the Class A exchange privilege: PGIM Government Money Market Fund (Class A shares).

Participants in certain programs sponsored by broker-dealers, investment advisers and financial planners who have agreements with Prudential, or whose programs are available through financial intermediaries that have agreements with Prudential relating to mutual fund “wrap” or asset allocation programs or mutual fund “supermarket” programs, for which the Fund is an available option, may have their Class A shares, if any, exchanged for Class Z shares of the Fund, if available as an investment option, when they elect to have those assets become a part of the program. Upon leaving the program (whether voluntarily or not), such Class Z shares (and, to the extent provided for in the program, Class Z shares acquired through participation in the program) may be exchanged for Class A shares of the Fund at NAV if Class Z shares are not available to the shareholder as an investment option outside the program. Contact your program sponsor or financial intermediary with any questions.
Class C shares: Shareholders of the Fund may exchange their Class C shares of the Fund for Class C shares of other PGIM Funds. No CDSC will be payable upon such exchange, but a CDSC may be payable upon the redemption of the Class C shares acquired as a result of an exchange. The applicable sales charge will be that imposed by the fund in which shares were initially purchased and the purchase date will be deemed to be the date of the initial purchase, rather than the date of the exchange, excluding any time Class C shares were held in a money market fund.
Class C shares may also be exchanged for shares of PGIM Government Money Market Fund without imposition of any CDSC at the time of exchange. Upon subsequent redemption from such money market fund or after re-exchange into the Fund, such shares will be subject to the CDSC calculated without regard to the time such shares were held in the money market fund.
At any time after acquiring shares of other funds participating in the Class C exchange privilege, a shareholder may again exchange those shares (and any reinvested dividends and distributions) for Class C shares of the Fund without subjecting such shares to any CDSC. Shares of any fund participating in the Class C exchange privilege that were acquired through reinvestment of dividends or distributions may be exchanged for Class C shares of other funds without being subject to any CDSC.
Shareholders who qualify to purchase Class Z shares may have their Class C shares which are not subject to a CDSC and their Class A shares exchanged for Class Z shares upon notification. Eligibility for this exchange privilege will be calculated on the business day prior to the date of the exchange. Amounts representing Class C shares which are not subject to a CDSC include the following: (1) amounts representing Class C shares acquired pursuant to the automatic reinvestment of dividends and distributions, (2) amounts representing the increase in the NAV above the total amount of payments for the purchase of Class C shares and (3) amounts representing Class C shares held beyond the applicable CDSC period. Class C shareholders must notify PMFS either directly or through Wells Fargo Advisors, Pruco Securities, LLC or another broker that they are eligible for this special exchange privilege.
Participants in any fee-based program for which the Fund is an available option may arrange with the Transfer Agent or their recordkeeper to have their Class A shares, if any, exchanged for Class Z shares when they elect to have those assets become a part of the fee-based program. Upon leaving the program (whether voluntarily or not), the participant may arrange with the Transfer Agent or their recordkeeper to have such Class Z shares acquired through participation in the program exchanged for Class A shares at NAV. Similarly, participants in Wells Fargo Advisors' 401(k) Plan for which the Fund's Class Z shares are an available option and who wish to transfer their Class Z shares out of the Wells Fargo Advisors 401(k) Plan following separation from service (i.e., voluntary or involuntary termination of employment or retirement) may arrange with the Transfer Agent or their recordkeeper to have their Class Z shares exchanged for Class A shares at NAV.
Additional details about the exchange privilege and prospectuses for each of the PGIM Funds are available from PMFS, the Distributor or your broker. The special exchange privilege may be modified, terminated or suspended on sixty days' notice, and the Fund, or the Distributor, has the right to reject any exchange application relating to the Fund's shares.
Class R shares: Class R shares may be exchanged for Class R shares of other PGIM Funds.
Class R2 shares: Class R2 shares may be exchanged for Class R2 shares of other PGIM Funds (except the PGIM Target Date Funds).
Class R4 shares: Class R4 shares may be exchanged for Class R4 shares of other PGIM Funds (except the PGIM Target Date Funds).
Class R6 shares: Class R6 shares may be exchanged for Class R6 shares of other PGIM Funds (except the PGIM Target Date Funds or the PGIM 60/40 Allocation Fund).
Class Z shares: Class Z shares may be exchanged for Class Z shares of other PGIM Funds.
AUTOMATIC INVESTMENT PLAN (“AIP”). Under AIP, an investor may arrange to have a fixed amount automatically invested in shares of the Fund by authorizing his or her bank account or brokerage account to be debited to invest specified dollar amounts in shares of the Fund. The investor's bank must be a member of the Automated Clearing House System.

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Further information about this program and an application form can be obtained from PMFS, the Distributor or your broker.
SYSTEMATIC WITHDRAWAL PLAN. A Systematic Withdrawal Plan is available to shareholders through the PMFS or your broker. The Systematic Withdrawal Plan provides for monthly, quarterly, semi-annual or annual redemptions in any amount, except as provided below, up to the value of the shares in the shareholder's account. Systematic withdrawals of Class A (in certain instances), Class C shares may be subject to a CDSC. The Systematic Withdrawal Plan is not available to participants in certain retirement plans. Please contact PMFS at (800) 225-1852 for more details.
PMFS, the Distributor or your broker acts as an agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment. The Systematic Withdrawal Plan may be terminated at any time.
Systematic withdrawals should not be considered as dividends, yield or income. If systematic withdrawals continuously exceed reinvested dividends and distributions, the shareholder's original investment will be correspondingly reduced and ultimately exhausted.
Furthermore, each withdrawal constitutes a redemption of shares, and any gain or loss realized must be recognized for federal income tax purposes. In addition, withdrawals made concurrently with purchases of additional shares are inadvisable because of the sales charges applicable to (i) the purchase of Class A shares and (ii) the redemption of Class A (in certain instances) and Class C shares. Each shareholder should consult his or her own tax adviser with regard to the tax consequences of the Systematic Withdrawal Plan, particularly if used in connection with a retirement plan.
MUTUAL FUND PROGRAMS. From time to time, the Fund may be included in a mutual fund program with other PGIM Funds. Under such a program, a group of portfolios will be selected and thereafter marketed collectively. Typically, these programs are marketed with an investment theme, such as pursuit of greater diversification, protection from interest rate movements or access to different management styles. In the event such a program is instituted, there may be a minimum investment requirement for the program as a whole. The Fund may waive or reduce the minimum initial investment requirements in connection with such a program.
The mutual funds in the program may be purchased individually or as a part of a program. Since the allocation of portfolios included in the program may not be appropriate for all investors, investors should consult their financial adviser concerning the appropriate blends of portfolios for them. If investors elect to purchase the individual mutual funds that constitute the program in an investment ratio different from that offered by the program, the standard minimum investment requirements for the individual mutual funds will apply.
TAX-DEFERRED RETIREMENT PROGRAMS. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and “tax-deferred accounts” under Section 403(b)(7) of the Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants or a pooled account arrangement. Information regarding the establishment of these plans, their administration, custodial fees and other details is available from the Distributor or PMFS.
Investors who are considering the adoption of such a plan should consult with their own legal counsel and/or tax adviser with respect to the establishment and maintenance of any such plan.
TAXES, DIVIDENDS AND DISTRIBUTIONS
The following is a summary of certain tax considerations generally affecting the Fund and its shareholders. This section is based on the Code, Treasury Regulations, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. Please consult your own tax adviser concerning the consequences of investing in the Fund in your particular circumstances under the Code and the laws of any other taxing jurisdiction.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Code and intends to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., investment company taxable income, as that term is defined in the Code, without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders, provided that it distributes at least 90% of its net tax-exempt income and investment company taxable income for the year (the “Distribution Requirement”), and satisfies certain other requirements of the Code that are described below.
Net capital gains of the Fund that are available for distribution to shareholders will be computed by taking into account any applicable capital loss carryforward. If the Fund has a capital loss carryforward, the amount and duration of any such capital loss carryforward will be set forth at the end of this section.

In addition to satisfying the Distribution Requirement, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to loans of stock and securities, gains from the sale or disposition of stock, securities or non-U.S.
currencies and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from an interest in a QPTP.
The Fund must also satisfy an asset diversification test on a quarterly basis. Failure to do so may result in the Fund being subject to penalty taxes, being required to sell certain of its positions, and may cause the Fund to fail to qualify as a regulated investment company. Under this asset diversification test, at the close of each quarter of the Fund’s taxable year, (1) 50% or more of the value of the Fund’s assets must be represented by cash, United States government securities, securities of other regulated investment companies, and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s assets and 10% of the outstanding voting securities of such issuer and (2) not more than 25% of the value of the Fund’s assets may be invested in securities of (x) any one issuer (other than United States government securities or securities of other regulated investment companies), or two or more issuers (other than securities of other regulated investment companies) of which the Fund owns 20% or more of the voting stock and which are engaged in the same, similar or related trades or businesses or (y) one or more QPTPs (as such term is defined in the Code) and commonly referred to as “master limited partnerships.”
The Fund may be able to cure a failure to derive at least 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, the Fund fails one of these tests and does not timely cure the failure, the Fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.
Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP. The Fund’s investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or non-U.S. income, franchise or withholding tax liabilities.
If for any year the Fund does not qualify as a regulated investment company, or fails to meet the Distribution Requirement, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders as dividend income. However, such dividends will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If the Fund fails to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be subject to taxation on any net built-in-gains (i.e., the excess of the aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) recognized for a period of five years, or, under certain circumstances, may have to recognize and pay tax on such net built-in-gain, in order to qualify as a regulated investment company in a subsequent year.
EXCISE TAX ON REGULATED INVESTMENT COMPANIES. A 4% non-deductible excise tax is imposed on a regulated investment company to the extent that it distributes income in such a way that it is taxable to shareholders in a calendar year other than the calendar year in which the Fund earned the income. Specifically, the excise tax will be imposed if the Fund fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income, including qualified dividend income, for the calendar year and 98.2% of capital gain net income for the one-year period ending on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed otherwise retained amounts if it is subject to income tax on those amounts for any taxable year ending in such calendar year.
The Fund intends to make sufficient distributions or deemed distributions of its qualified dividend income, ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for this excise tax. However, investors should note that the Fund may in certain circumstances be required to borrow money or liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
FUND INVESTMENTS. The Fund may make investments or engage in transactions that affect the character, amount and timing of gains or losses realized by the Fund. The Fund may make investments that produce income that is not matched by a corresponding cash receipt by the Fund. Any such income would be treated as income earned by the Fund and therefore would be subject to the Distribution Requirement. Such investments may require the Fund to borrow money or dispose of other securities in order to comply with those requirements. The Fund may also make investments that prevent or defer the recognition of losses or the deduction of expenses. These investments may likewise require the Fund to borrow money or dispose of other securities in order to comply with the Distribution

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Requirement. Additionally, the Fund may make investments that result in the recognition of ordinary income rather than capital gain, or that prevent the Fund from accruing a long-term holding period. These investments may prevent the Fund from making capital gain distributions as described below. The Fund intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it makes any such investments in order to mitigate the effect of these rules. The foregoing concepts are explained in greater detail in the following paragraphs.
Gains or losses on sales of stock or securities by the Fund generally will be treated as long-term capital gains or losses if the stock or securities have been held by it for more than one year, except in certain cases where the Fund acquires a put or writes a call or otherwise holds an offsetting position, with respect to the stock or securities. Other gains or losses on the sale of stock or securities will be short-term capital gains or losses.
In certain situations, the Fund may, for a taxable year, defer all or a portion of its net capital loss realized after October (or if there is no net capital loss, then any net long-term or short-term capital loss) and its late-year ordinary loss (defined as the sum of the excess of post-October non-U.S. currency and passive non-U.S. investment company (“PFIC”) losses over post-October non-U.S. currency and PFIC gains plus the excess of post-December ordinary losses over post-December ordinary income) until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.
If an option written by the Fund on securities lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will generally realize short-term capital gain or loss. If securities are sold by the Fund pursuant to the exercise of a call option written by it, the Fund will include the premium received in the sale proceeds of the securities delivered in determining the amount of gain or loss on the sale. Gain or loss on the sale, lapse or other termination of options acquired by the Fund on stock or securities and on narrowly-based stock indices will be capital gain or loss and will be long-term or short-term depending on the holding period of the option.
Certain Fund transactions may be subject to wash sale, short sale, constructive sale, conversion transaction, constructive ownership transaction and straddle provisions of the Code that may, among other things, require the Fund to defer recognition of losses or convert long-term capital gain into ordinary income or short-term capital gain taxable as ordinary income.
As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute taxable ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. Periodic net payments that would otherwise constitute ordinary deductions but are allocable under the Code to exempt-interest dividends will not be allowed as a deduction but instead will reduce net tax-exempt income.
In general, gain or loss on a short sale is recognized when the Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by the Fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by the Fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by the Fund for more than one year. In general, the Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.
Debt securities acquired by the Fund may be subject to original issue discount and market discount rules which, respectively, may cause the Fund to accrue income in advance of the receipt of cash with respect to interest or cause gains to be treated as ordinary income subject to the Distribution Requirement referred to above. Market discount generally is the excess, if any, of the principal amount of the security (or, in the case of a security issued at an original issue discount, the adjusted issue price of the security) over the price paid by the Fund for the security. Original issue discount that accrues in a taxable year is treated as income earned by the Fund and therefore is subject to the Distribution Requirement. Because the original issue discount income earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to borrow money or dispose of other securities and use the proceeds to make distributions to satisfy the Distribution Requirement. The Fund will face a similar issue with market discount that it elects, or is required to accrue.

Certain futures contracts and certain listed options (referred to as Section 1256 contracts) held by the Fund will be required to be “marked to market” for federal income tax purposes at the end of the Fund’s taxable year, that is, treated as having been sold at the fair market value on the last business day of the Fund’s taxable year. Except with respect to certain non-U.S. currency forward contracts, sixty percent of any gain or loss recognized on these deemed sales and on actual dispositions will be treated as long-term capital gain or loss, and forty percent will be treated as short-term capital gain or loss. Any net mark-to-market gains may be subject to the Distribution Requirement referred to above, even though the Fund may receive no corresponding cash amounts, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash.
Gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a non-U.S. currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or loss. Similarly, gains or losses on non-U.S. currency forward contracts or dispositions of debt securities denominated in a non-U.S. currency that are attributable to fluctuations in the value of the non-U.S.
currency between the date of acquisition of the security or contract and the date of disposition thereof generally also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “Section 988” gains or losses, increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund’s net capital gain. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions from current earnings and profits, and distributions made before the losses were realized could be recharacterized as a return of capital to shareholders, rather than as an ordinary dividend, thereby reducing each shareholder’s basis in his or her Fund shares.
If the Fund holds (directly or indirectly) one or more “tax credit bonds” (defined below) on one or more specified dates during the Fund’s taxable year, and the Fund satisfies the minimum distribution requirement, the Fund may elect for U.S. federal income tax purposes to pass through to shareholders tax credits otherwise allowable to the Fund for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, a qualified zone academy bond, or a qualified school construction bond, each of which must meet certain requirements specified in the Code), a “build America bond” or certain other specified bonds. If the Fund were to make an election, a shareholder of the Fund would be required to include in gross income an amount equal to such shareholder’s proportionate share of the interest income attributable to such credits and would be entitled to claim as a tax credit an amount equal to the shareholder’s proportionate share of such credits. Certain limitations may apply on the extent to which the credit may be claimed.
The Fund may make investments in equity securities of non-U.S. issuers, subject to the requirements of its investment restrictions. If the Fund purchases shares in PFICs, the Fund may be subject to federal income tax on a portion of any “excess distribution” from such non-U.S. corporation, including any gain from the disposition of such shares, even if such income is distributed by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions. If the Fund were to invest in an eligible PFIC and elected to treat the PFIC as a qualified electing fund (a “QEF”), in lieu of the foregoing requirements, the Fund would be required to include each year in its income and distribute to shareholders in accordance with the Distribution Requirement, a pro rata portion of the QEF’s ordinary earnings and net capital gain, whether or not distributed by the QEF to the Fund. The Fund may not be able to make this election with respect to many PFICs because of certain requirements that the PFICs would have to satisfy.
Alternatively, the Fund generally will be permitted to “mark to market” any shares it holds in a PFIC. If the Fund made such an election, with such election being made separately for each PFIC owned by the Fund, the Fund would be required to include in income each year and distribute to shareholders in accordance with the Distribution Requirement, an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the adjusted basis of such stock at that time. The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over its fair market value as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the Fund for prior taxable years. The Fund will make appropriate basis adjustments in the PFIC stock to take into account the mark-to-market amounts.
Notwithstanding any election made by the Fund, dividends attributable to distributions from a non-U.S. corporation will not be eligible for the special tax rates applicable to qualified dividend income if the non-U.S. corporation is a PFIC either in the taxable year of the distribution or the preceding taxable year, but instead will be taxable at rates applicable to ordinary income.
The Fund may invest in REITs, subject to the requirements of its investment restrictions. The Fund’s investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return

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of capital to Fund shareholders for federal income tax purposes. In addition, between 2018 and 2025, a direct REIT shareholder may claim a 20% “qualified business income” deduction for ordinary REIT dividends, and a RIC may pass through to its shareholders the special character of this income. Ordinary dividends received by the Fund from a REIT will generally not constitute qualified dividend income, which would be eligible for tax at a reduced rate.
Some of the REITs in which the Fund may invest will be permitted to hold residual interests in real estate mortgage investment conduits (“REMICs”). Under Treasury regulations not yet issued, but that may apply retroactively, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are expected to provide that excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by shareholders, with the same consequences as if shareholders held the related REMIC residual interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and that otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax.
Under current law, if a charitable remainder trust (defined in Section 664 of the Code) realizes any unrelated business taxable income for a taxable year, it will be subject to an excise tax equal to 100% of such unrelated business taxable income. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Fund does not intend to invest directly in residual interests in REMICs or to invest in REITs in which a substantial portion of the assets will consist of residual interests in REMICs.
FUND DISTRIBUTIONS. The Fund anticipates distributing substantially all of its net investment income for each taxable year. Dividends of net investment income paid to a non-corporate U.S. shareholder that are reported as qualified dividend income will generally be taxable to such shareholder at capital gain income tax rates. The amount of dividend income that may be reported by the Fund as qualified dividend income will generally be limited to the aggregate of the eligible dividends received by the Fund. Dividends of net investment income that are not reported as qualified dividend income or exempt-interest dividends and dividends of net short-term capital gains will be taxable to shareholders at ordinary income rates. Dividends paid by the Fund with respect to a taxable year will qualify for the dividends received deduction generally available to corporations to the extent of the amount of dividends received by the Fund from certain domestic corporations for the taxable year. For tax years beginning after December 31, 2017 and before January 1, 2026, the Fund may also report dividends eligible for a 20% “qualified business income” deduction for non-corporate U.S. shareholders to the extent the Fund’s income is derived from ordinary REIT dividends, reduced by allocable Fund expenses. In order for the Fund’s dividends to be eligible for treatment as qualified dividend income or for the dividends received deduction or qualified business income deduction, the Fund must meet certain holding period requirements with respect to the shares on which the Fund received the eligible dividends, and the U.S. shareholder must meet certain holding period requirements with respect to the Fund shares. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year, including the portion of dividends paid that qualify for the reduced tax rate.
Ordinarily, shareholders are required to take taxable distributions by the Fund into account in the year in which the distributions are made. However, for federal income tax purposes, dividends that are declared by the Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will generally be taxable to a shareholder in the year declared rather than the year paid.
Dividends paid by the Fund that are properly reported as exempt-interest dividends will not be subject to regular federal income tax. Dividends paid by the Fund will be exempt from federal income tax (though not necessarily exempt from state and local taxation) to the extent of the Fund’s tax-exempt interest income as long as 50% or more of the value of the Fund’s assets at the end of each quarter is invested in (1) state, municipal and other bonds that are excluded from gross income for federal income tax purposes or (2) interests in other regulated investment companies, and, in each case, as long as the Fund properly reports such dividends as exempt-interest dividends. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, are generally exempt from income tax in that state. However, income from municipal securities from other states generally will not qualify for tax-free treatment.

Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund will not be deductible for U.S. federal income tax purposes to the extent it relates to exempt-interest dividends received by a shareholder. If a shareholder receives exempt-interest dividends with respect to any share of the Fund (other than if the Fund declares income dividends daily and pays such dividends at least as frequently as monthly) and if the share is held by the shareholder for six months or less, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed. In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments. Furthermore, a portion of any exempt-interest dividend paid by the Fund that represents income derived from certain revenue or private activity bonds held by the Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof. In addition, the receipt of dividends and distributions from the Fund may affect a non-U.S. corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of an S corporation. Shareholders should consult their own tax advisers as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to the federal “branch profits” tax, or the federal “excess net passive income” tax.
The Fund may either retain or distribute to shareholders its net capital gain (i.e., excess net long-term capital gain over net short-term capital loss) for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and reported as a “capital gain dividend,” it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held its shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired its shares. Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 21% corporate tax rate. In such a case, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
Distributions that exceed the Fund’s current and accumulated earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in its shares; any distribution in excess of such tax basis will be treated as gain from the sale of its shares, as discussed below. Distributions in excess of the Fund’s minimum distribution requirements but not in excess of the Fund’s earnings and profits will be taxable to shareholders and will not constitute nontaxable returns of capital. In the event that the Fund were to experience an ownership change as defined under the Code, the Fund’s loss carryforwards, if any, may be subject to limitation.
Distributions will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the amount of cash that could have been received. In addition, prospective investors in the Fund should be aware that distributions from the Fund will, all other things being equal, have the effect of reducing the NAV of the Fund’s shares by the amount of the distribution. If the NAV is reduced below a shareholder’s cost, the distribution will nonetheless be taxable as described above, even if the distribution effectively represents a return of invested capital. Investors should consider the tax implications of buying shares just prior to a distribution, when the price of shares may reflect the amount of the forthcoming distribution.
SALE OR REDEMPTION OF SHARES. A shareholder will generally recognize gain or loss on the sale or redemption of shares in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder acquires other shares of the Fund or substantially identical stock or securities within a period of 61 days beginning 30 days before such disposition, such as pursuant to reinvestment of a dividend in shares of the Fund. Additionally, if a shareholder disposes of shares of the Fund within 90 days following their acquisition, and the shareholder subsequently re-acquires Fund shares (1) before January 31 of the calendar year following the calendar year in which the original stock was disposed of, (2) pursuant to a reinvestment right received upon the purchase of the original shares and (3) at a reduced load charge (i.e., sales or additional charge), then any load charge incurred upon the acquisition of the original shares will not be taken into account as part of the shareholder’s basis for computing gain or loss upon the sale of such shares, to the extent the original load charge does not exceed any reduction of the load charge with respect to the acquisition of the subsequent shares. To the extent the original load charge is not taken into account on the disposition of the original shares, such charge shall be treated as incurred in connection with the acquisition of the subsequent shares. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of long-term capital gain dividends received on (or undistributed long-term capital gains credited with respect to) such shares.

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Capital gain of a non-corporate U.S. shareholder is generally taxed at a federal income tax rate of up to 15% or 20%, depending on whether the shareholder’s income exceeds certain threshold amounts, which are adjusted annually for inflation. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.
Cost Basis Reporting. Mutual funds must report cost basis information to you and the IRS when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. The regulations also require mutual funds to report whether a gain or loss is short-term (shares held one year or less) or long-term (shares held more than one year) for all shares acquired on or after January 1, 2012 that are subsequently sold or exchanged. To calculate the gain or loss on shares sold, you need to know the cost basis of the shares. Cost basis is the original value of an asset for tax purposes (usually the gross purchase price), adjusted for stock splits, reinvested dividends, and return of capital distributions. This value is used to determine the capital gain (or loss), which is the difference between the cost basis of the shares and the gross proceeds when the shares are sold. The Fund’s Transfer Agent supports several different cost basis methods from which you may select a cost basis method you believe best suited to your needs. If you decide to elect the Transfer Agent’s default method, which is average cost, no action is required on your part. For shares acquired on or after January 1, 2012, if you change your cost basis method, the new method will apply to all shares in the account if you request the change prior to the first redemption. If, however, you request the change after the first redemption, the new method will apply to shares acquired on or after the date of the change. Keep in mind that the Fund’s Transfer Agent is not required to report cost basis information to you or the IRS on shares acquired before January 1, 2012. However, the Transfer Agent will provide this information to you, as a service, if its cost basis records are complete for such shares. This information will be separately identified on the Form 1099-B (Proceeds from Broker and Barter Exchange Transactions) sent to you by the Transfer Agent and not transmitted to the IRS.
BACKUP WITHHOLDING. The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 24% of all dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided the Fund with either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other exempt recipient. In addition, dividends and capital gain dividends made to corporate United States holders may be subject to information reporting and backup withholding. Backup withholding is not an additional tax and any amounts withheld may be refunded or credited against a shareholder’s federal income tax liability, provided the appropriate information is furnished to the IRS.
If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.
MEDICARE CONTRIBUTION TAX. A U.S. person that is an individual or estate, or a trust that does not fall into a special class of trusts that is exempt from such tax, is subject to a 3.8% tax on the lesser of (1) the U.S. person’s “net investment income” for the relevant taxable year and (2) the excess of the U.S. person’s modified adjusted gross income for the taxable year over $200,000 (or $250,000 if married filing jointly). The Fund shareholder’s net investment income will generally include, among other things, dividend income from the Fund and net gains from the disposition of Fund shares, unless such dividend income or net gains are derived in the ordinary course of the conduct of a trade or business (other than a trade or business that consists of certain passive or trading activities). If you are a U.S. person that is an individual, estate or trust, you are urged to consult your tax advisers regarding the applicability of the Medicare contribution tax to your income and gains in respect of your investment in the Fund shares.
NON-U.S. SHAREHOLDERS. Dividends paid to a shareholder who, as to the United States, is a nonresident alien individual, non-U.S. trust or estate, non-U.S. corporation, or non-U.S. partnership (“non-U.S. shareholder”) will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the dividend. Such a non-U.S. shareholder would generally be exempt from U.S. federal income tax, including withholding tax, on gains realized on the sale of shares of the Fund, net capital gain dividends, exempt-interest dividends, amounts retained by the Fund that are reported as undistributed capital gains, and amounts reported by the Fund as interest-related dividends or short-term capital gain dividends.
The foregoing applies when the non-U.S. shareholder’s income from the Fund is not effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a non-U.S. shareholder, then ordinary income dividends, qualified dividend income, net capital gain dividends, undistributed capital gains credited to such shareholder and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations.

Distributions that the Fund reports as “short-term capital gain dividends” or “net capital gain dividends” will not be treated as such to a recipient non-U.S. shareholder if the distribution is attributable to gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation (including a REIT dividend attributable to such gain) and the Fund’s direct or indirect interests in U.S. real property exceed certain levels. Instead, if the non-U.S. shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the non-U.S. shareholder; if the non-U.S. shareholder owned more than 5% of the outstanding shares of the Fund at any time during the one-year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 21% withholding tax and could subject the non-U.S. shareholder to U.S. filing requirements. Additionally, if the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a non-U.S. shareholder realizing gains upon redemption from the Fund could be subject to the 21% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the non-U.S. person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.
The rules laid out in the previous paragraph, other than the withholding rules, will apply notwithstanding the Fund’s participation in a wash sale transaction or its payment of a substitute dividend.
The Fund may be required to recognize a portion of its gain on the in-kind distribution of certain U.S. real property interests if the Fund is domestically controlled (meaning that more than 50% of the value of the Fund's shares is held by U.S. shareholders).
In the case of non-U.S. non-corporate shareholders, the Fund may be required to backup withhold U.S. federal income tax on distributions that are otherwise exempt from withholding tax unless such shareholders furnish the Fund with proper notification of their non-U.S. status.
Separately, a 30% withholding tax is currently imposed on U.S.-source dividends, interest and other income items paid to (i) non-U.S. financial institutions including non-U.S. investment funds unless they agree to collect and disclose to the IRS information regarding their direct and indirect U.S. account holders and (ii) certain other non-U.S. entities, unless they certify certain information regarding their direct and indirect U.S. owners. To avoid withholding, non-U.S. financial institutions will need to (i) enter into agreements with the IRS that state that they will provide the IRS information, including the names, addresses and taxpayer identification numbers of direct and indirect U.S. account holders, comply with due diligence procedures with respect to the identification of U.S. accounts, report to the IRS certain information with respect to U.S. accounts maintained, agree to withhold tax on certain payments made to non-compliant non-U.S. financial institutions or to account holders, or (ii) in the event that an intergovernmental agreement and implementing legislation are adopted, provide local revenue authorities with similar account holder information. Other non-U.S. entities will need to either provide the name, address, and taxpayer identification number of each substantial U.S. owner or certifications of no substantial U.S. ownership unless certain exceptions apply.
The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, the procedure for claiming the benefit of a lower treaty rate and the applicability of non-U.S. taxes.
NON-U.S. TAXES. The Fund may be subject to non-U.S. withholding taxes or other non-U.S. taxes with respect to income (possibly including, in some cases, capital gain) received from sources within non-U.S. countries. So long as more than 50% by value of the total assets of the Fund (1) at the close of the taxable year, consists of stock or securities of non-U.S. issuers, or (2) at the close of each quarter, consists of interests in other regulated investment companies, the Fund may elect to treat any non-U.S. income taxes paid by it as paid directly by its shareholders.
If the Fund makes the election, each shareholder will be required to (i) include in gross income, even though not actually received, its pro rata share of the Fund’s non-U.S. income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) its pro rata share of the Fund’s income taxes. A non-U.S. tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the non-U.S. source income. For this purpose, each shareholder must treat as non-U.S. source gross income (i) its proportionate share of non-U.S. taxes paid by the Fund and (ii) the portion of any actual dividend paid by the Fund which represents income derived from non-U.S. sources; the gain from the sale of securities will generally be treated as U.S. source income and certain non-U.S. currency gains and losses likewise will be treated as derived from U.S. sources. This non-U.S. tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from the Fund will be treated as “passive” or “general” income for this purpose. The effect of this limitation may be to prevent shareholders from claiming as a credit the full amount of their pro rata share of the Fund’s non-U.S. income taxes. In addition, shareholders will not be eligible to claim a non-U.S. tax credit with respect to non-U.S. income taxes paid by the Fund unless certain holding period requirements are met at both the Fund and the shareholder levels. For purposes of foreign tax credits for U.S. shareholders of the Fund, foreign capital gains taxes may not produce associated foreign source income, limiting the availability of such credits for U.S. persons.

PGIM Global Total Return (USD Hedged) Fund 80

The Fund will make such an election only if it deems it to be in the best interest of its shareholders. A shareholder not subject to U.S. tax may prefer that this election not be made. The Fund will notify shareholders in writing each year if it makes the election and of the amount of non-U.S. income taxes, if any, to be passed through to the shareholders and the amount of non-U.S. taxes, if any, for which shareholders of the Fund will not be eligible to claim a non-U.S. tax credit because the holding period requirements (described above) have not been satisfied.
Shares of the Fund held by a non-U.S. shareholder at death will be considered situated within the United States and subject to the U.S. estate tax.
STATE AND LOCAL TAX MATTERS. Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxes. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and capital gains distributions from regulated investment companies and other items may differ from federal income tax rules. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.
CAPITAL LOSS CARRYFORWARDS. For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.
Capital Loss Carryforward	Capital Loss Carryforward Utilized
$1,794,000	$—
DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of each Fund in the PGIM Fund complex has adopted policies and procedures with respect to the disclosure of portfolio securities owned by each Fund and to authorize certain arrangements to make available information about portfolio holdings. These policies and procedures are designed to ensure that disclosures of the Fund’s portfolio holdings are made consistently with the antifraud provisions of the federal securities laws and the fiduciary duties of the Fund and the Fund's adviser. The policy is designed to ensure that disclosures of nonpublic portfolio holdings to selected third parties are made only when the Fund has legitimate business purposes for doing so and the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information.
The Board has authorized PGIM Investments, as the investment manager of the Fund, to administer these policies and procedures and to enter into confidentiality agreements on behalf of the Fund that provide that all information disclosed shall be treated as confidential and that the recipient will not trade on the nonpublic information. No material, non-public information, including but not limited to portfolio holdings, may be disseminated to third parties except in compliance with these policies and procedures.
The Custodian Bank (Bank of New York Mellon) is authorized to facilitate, under the supervision of PGIM Investments, the release of portfolio holdings.
Regulatory Filings. Portfolio holdings for the Fund will be made public at the time of quarterly public regulatory filings via Forms N-CSR and/or N-PORT unless noted otherwise herein.
Annual and semi-annual reports for the Fund are filed with the SEC on Form N-CSR and transmitted or made available to shareholders within 60 days after the end of the second and fourth fiscal quarters. Annual and semi-annual shareholder reports for the Fund may be accessed at the SEC’s website at www.sec.gov and at the website for the PGIM Funds (www.pgim.com/investments).
Portfolio holdings for the Fund are filed with the SEC on Form N-PORT. Form N-PORT is filed with the SEC quarterly, and the Fund's full portfolio holdings as of its first and third quarter ends of each fiscal quarter will be made publicly available 60 days after the end of each quarter on www.sec.gov.
Public Disclosures—Fund Holdings and Characteristics. The Fund may post on the PGIM Funds website a detailed list of its portfolio holdings and characteristics derived from the portfolio holdings as of the end of each calendar month approximately 15 days after the end of the month, unless noted otherwise herein.
Any portfolio holdings and characteristics information that is posted to the Fund’s website and third-party databases but not contained in regulatory filings may be distributed at or after posting to financial advisors, investment consultants, broker-dealers, registered investment advisers, plan sponsors, shareholders, plan participants, and third-party databases.

Public Disclosures—Other Time Periods. Where the Fund has recently commenced operations or adopted significant changes to its investment policies (a “repositioning”), it may make available in the manner described above the same portfolio holdings and characteristics information, but as of other relevant period-ends besides month-end, with such information made available and posted to the website approximately 15 days after the commencement of the Fund’s operations or the date of the repositioning (“Effective Date”), and any portfolio holdings or characteristics information may be distributed after posting to financial advisors, investment consultants, broker-dealers, registered investment advisers, plan sponsors, shareholders, plan participants, and third-party databases. The Fund may release this information until the first quarter-end or the first month-end following the Effective Date, as applicable.
Other than as set forth above, the release of holdings and characteristics information will normally occur 15 days after the end of the month: the release of holdings and characteristics information other than 15 days after the end of the month will be determined based on procedures approved by the Chief Compliance Officer. In addition, when authorized by the Chief Compliance Officer and another officer of the PGIM Funds, portfolio holdings information may be publicly disseminated more frequently or at different periods than as described above.
Public Disclosures—Non-Specific Information. The Fund and/or PGIM Investments may publicly distribute non-specific information about the Fund and/or summary information about the Fund at any time. Such information will not identify any specific portfolio holding, but may reflect, among other things, the quality or character of the Fund’s holdings.
Ongoing Nonpublic Disclosure Arrangements. The Fund has entered into ongoing arrangements to make available nonpublic information about its portfolio holdings, subject to the conditions, restrictions and requirements set forth below. Parties receiving this information may include intermediaries that distribute Fund shares, third-party providers of auditing, custody, proxy voting and other services for the Fund, rating and ranking organizations, and certain affiliated persons of the Fund, as described below. The procedures utilized to determine eligibility are set forth below:
All requests from third parties for portfolio holdings shall require the following steps:
◾
A request for release of portfolio holdings shall be prepared setting forth a legitimate business purpose for such release which shall specify the Fund(s), the terms of such release, and frequency (e.g., level of detail, staleness). Such request shall address whether there are any conflicts of interest between the Fund and the investment adviser, subadviser, principal underwriter or any affiliated person thereof and how such conflicts shall be dealt with to demonstrate that the disclosure is in the best interest of the shareholders of the Fund(s).
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The request shall be forwarded to PGIM Investments’ Product Development Group and to the Chief Compliance Officer or his delegate for review and approval.
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A confidentiality agreement in the form approved by the Fund officer must be executed by the recipient of the portfolio holdings.
◾
A Fund officer shall approve the release and the agreement. Copies of the release and agreement shall be sent to PGIM Investments’ Law Department.
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Written notification of the approval shall be sent by such officer to PGIM Investments’ Fund Administration Group to arrange the release of portfolio holdings.
◾
PGIM Investments’ Fund Administration Group shall arrange the release by the Custodian Bank.
Requests for disclosure to PGIM Investments or its employees shall follow the procedures noted above other than the execution of a confidentiality agreement.
Set forth below are the authorized ongoing arrangements as of the date of this SAI:
1. Traditional External Recipients/Vendors
◾
Full holdings on a daily basis to Institutional Shareholder Services (“ISS”), Broadridge and Glass, Lewis & Co. (proxy voting administrator/agents) at the end of each day;
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Full holdings on a daily basis to ISS (securities class action claims administrator) at the end of each day;
◾
Full holdings on a daily basis to the Fund's subadviser(s), Custodian Bank, sub-custodian (if any) and accounting agents (which includes the Custodian Bank and any other accounting agent that may be appointed) at the end of each day. When the Fund has more than one subadviser, each subadviser receives holdings information only with respect to the “sleeve” or segment of the Fund for which the subadviser has responsibility;
◾
Full holdings to the Fund's independent registered public accounting firm as soon as practicable following the Fund's fiscal year-end or on an as-needed basis;
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Full holdings to the Fund’s counsel on an as-needed basis;
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Full holdings to counsel of the Fund’s independent board members on an as-needed basis;
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Full holdings to financial printers as soon as practicable following the end of the Fund's quarterly, semi-annual and annual period-ends; and
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Full holdings to the Fund’s securities lending agent on a daily basis.

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2. Analytical Service Providers
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Fund trades on a quarterly basis to Abel/Noser Corp. (an agency-only broker and transaction cost analysis company) as soon as practicable following the Fund's fiscal quarter-end;
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Full holdings on a daily basis to FactSet Research Systems Inc. (investment research provider) at the end of each day;
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Full holdings on a quarterly basis to Frank Russell Company (investment research provider) when made available;
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Full holdings on a monthly basis to Fidelity Advisors (wrap program provider) approximately five days after the end of each month (PGIM Jennison Growth Fund and certain other selected PGIM Funds only);
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Full holdings on a daily basis to Bloomberg BVAL, ICE, S&P Global, Refinitiv and J.P. Morgan Pricing Direct (securities valuation);
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Full holdings on a monthly basis to FX Transparency (foreign exchange/transaction analysis) when made available;
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Full holdings on a daily basis to ICE/Innocap, formerly known as Hedgemark, (liquidity calculations); and
◾
Full holdings to Innocap (VaR calculations) on a daily basis (for funds that are full derivatives users pursuant to Rule 18f-4 under the 1940 Act).
In each case, the information disclosed must be for a legitimate business purpose and is subject to a confidentiality agreement intended to prohibit the recipient from trading on or further disseminating such information (except for legitimate business purposes).
In addition, certain authorized employees of PGIM Investments receive portfolio holdings information on a quarterly, monthly or daily basis or upon request, in order to perform their business functions. All PGIM Investments employees are subject to the requirements of the personal securities trading policy of Prudential, which prohibits employees from trading on or further disseminating confidential information, including portfolio holdings information.
Also, affiliated shareholders may, subject to execution of a non-disclosure agreement, receive current portfolio holdings for the sole purpose of enabling the Fund to effect the payment of the redemption price to such shareholder in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with the rules of the SEC and procedures adopted by the Board. For more information regarding the payment of the redemption price by a distribution in kind of securities from the investment portfolio of the Fund, see “Purchase, Redemption and Pricing of Fund Shares—Redemption in Kind” in the SAI.
In addition, the Fund provides an industry trade group, subject to a confidentiality agreement, with data from the Fund's N-PORT filing with the SEC on a quarterly basis. Such data is aggregated with other industry participants and made anonymous for the purposes of research strictly for public policy and advocacy efforts for investment companies, the markets and investors.
PGIM Investments’ Law and Compliance Departments shall review the arrangements with each recipient on an annual basis. The Board shall, on a quarterly basis be advised of any revisions to the list of recipients of portfolio holdings and the reason for such disclosure. These policies and procedures will be reviewed for adequacy and effectiveness in connection with the Fund's compliance program under Rule 38a-1 under the 1940 Act.
A listing of the parties who will receive portfolio holdings pursuant to these procedures is maintained by PGIM Investments Compliance.
There can be no assurance that the policies and procedures on portfolio holdings information will protect the Fund from the potential misuse of such information by individuals or entities that come into possession of the information.
PROXY VOTING
The Board has delegated to the Manager the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. The Manager is authorized by the Fund to delegate, in whole or in part, its proxy voting authority to the subadviser(s) or third party vendors consistent with the policies set forth below. The proxy voting process shall remain subject to the supervision of the Board, including any committee thereof established for that purpose.
The Manager and the Board view the proxy voting process as a component of the investment process and, as such, seek to ensure that all proxy proposals are voted with the primary goal of seeking the optimal benefit for the Fund. Consistent with this goal, the Board views the proxy voting process as a means to encourage strong corporate governance practices and ethical conduct by corporate management. The Manager and the Board maintain a policy of seeking to protect the best interests of the Fund should a proxy issue potentially implicate a conflict of interest between the Fund and the Manager or its affiliates.
The Manager delegates to the Fund's subadviser(s) the responsibility for voting proxies. The subadviser is expected to identify and seek to obtain the optimal benefit for the Fund, and to adopt written policies that meet certain minimum standards, including that the policies be reasonably designed to protect the best interests of the Fund and delineate procedures to be followed when a proxy vote presents a conflict between the interests of the Fund and the interests of the subadviser or its affiliates. The Manager and the Board expect that the subadviser will notify the Manager and Board at least annually of any such conflicts identified and confirm how the issue was resolved. In addition, the Manager expects that the subadviser will deliver to the Manager, or its appointed vendor, information required for filing the Form N-PX with the SEC. Information regarding how the Fund voted proxies relating to its portfolio securities during the most recent twelve-month period ending June 30 is available without charge on the Fund's website at www.pgim.com/investments and on the SEC's website at www.sec.gov.
A summary of the proxy voting policies of the subadviser(s) is set forth in its respective Appendix to this SAI.
CODES OF ETHICS
The Board has adopted a Code of Ethics. In addition, the Manager, subadviser(s) and Distributor have each adopted a Code of Ethics. The Codes of Ethics apply to access persons (generally, persons who have access to information about the Fund's investment program) and permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be purchased or held by the Fund. However, the protective provisions of the Codes of Ethics prohibit certain investments and limit such personnel from making investments during periods when the Fund is making such investments. The Codes of Ethics are on public file with, and are available from, the SEC.
APPENDIX I: PROXY VOTING POLICIES OF THE SUBADVISER
PGIM, INC.
The policy of each of PGIM’s asset management units is to vote proxies in the best interests of their respective clients based on the clients’ priorities. Client interests are placed ahead of any potential interest of PGIM or its asset management units.
Because the various asset management units manage distinct classes of assets with differing management styles, some units will consider each proxy on its individual merits while other units may adopt a pre‐determined set of voting guidelines. The specific voting approach of each unit is noted below.
Relevant members of management and regulatory personnel oversee the proxy voting process and monitor potential conflicts of interest. In addition, should the need arise, senior members of management, as advised by Compliance and Law, are authorized to address any proxy matter involving an actual or apparent conflict of interest that cannot be resolved at the level of an individual asset management business unit.
VOTING APPROACH OF PGIM ASSET MANAGEMENT UNITS
PGIM Fixed Income. PGIM Fixed Income’s policy is to vote proxies in the best interests of its clients. In the case of pooled accounts, the policy is to vote proxies in the best interests of the pooled account. The proxy voting policy contains detailed voting guidelines on a wide variety of issues commonly voted upon by shareholders. These guidelines reflect PGIM Fixed Income’s judgment of how to further the best interests of its clients through the shareholder or debt-holder voting process.
PGIM Fixed Income invests primarily in debt securities, thus there are few traditional proxies voted by it. PGIM Fixed Income generally votes with management on routine matters such as the appointment of accountants or the election of directors. From time to time, ballot issues arise that are not addressed by the policy or circumstances may suggest a vote not in accordance with the established guidelines. In these cases, voting decisions are made on a case-by-case basis by the applicable portfolio manager taking into consideration the potential economic impact of the proposal. Not all ballots are received by PGIM Fixed Income in advance of voting deadlines, but when ballots are received in a timely fashion, PGIM Fixed Income strives to meet its voting obligations. It cannot, however, guarantee that every proxy will be voted prior to its deadline.
With respect to non-U.S. holdings, PGIM Fixed Income takes into account additional restrictions in some countries that might impair its ability to trade those securities or have other potentially adverse economic consequences. PGIM Fixed Income generally votes non-U.S. securities on a best efforts basis if it determines that voting is in the best interests of its clients. Occasionally, a conflict of interest may arise in connection with proxy voting. For example, the issuer of the securities being voted may also be a client of PGIM Fixed Income. When PGIM Fixed Income identifies an actual or potential material conflict of interest between the firm and its clients with respect to proxy voting, the matter is presented to senior management who will resolve such issue in consultation with the compliance and legal departments. Proxy voting is reviewed by the trade management oversight committee. Any client may obtain a copy of PGIM Fixed Income’s proxy voting policy, guidelines and procedures, as well as the proxy voting records for that client’s securities, by contacting the account management representative responsible for the client’s account.
PGIM Real Estate. PGIM Real Estate is a business unit of PGIM. PGIM Real Estate's proxy voting policy contains detailed voting guidelines on a wide variety of issues commonly voted upon by shareholders. These guidelines reflect PGIM Real Estate's judgment of how to further the best long-range economic interest of our clients (i.e., the mutual interest of clients in seeing the appreciation in value of a common investment over time) through the shareholder voting process. PGIM Real Estate’s policy is generally to vote proxies on social or political issues on a case by case basis. Additionally, where issues are not addressed by our policy, or when circumstances

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suggest a vote not in accordance with our established guidelines, voting decisions are made on a case-by-case basis taking into consideration the potential economic impact of the proposal. With respect to international holdings, we take into account additional restrictions in some countries that might impair our ability to trade those securities or have other potentially adverse economic consequences, and generally vote foreign securities on a best efforts basis in accordance with the recommendations of the issuer's management if we determine that voting is in the best economic interest of our clients.
PGIM Real Estate utilizes the services of a third party proxy voting facilitator, and upon receipt of proxies will direct the voting facilitator to vote in a manner consistent with PGIM Real Estate's established proxy voting guidelines described above (assuming timely receipt of proxy materials from issuers and custodians). In accordance with its obligations under the Advisers Act, PGIM Real Estate provides full disclosure of its proxy voting policy, guidelines and procedures to its clients upon their request, and will also provide to any client, upon request, the proxy voting records for that client's securities.

APPENDIX II: DESCRIPTIONS OF SECURITY RATINGS
MOODY’S INVESTORS SERVICE, INC. (“MOODY’S”)
Long Term Ratings
Aaa: Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B: Obligations rated B are considered speculative and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.
Short-Term Ratings
P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Short-Term Municipal Ratings
MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
S&P Global Ratings (“S&P”)
Long-Term Issue Credit Ratings
AAA: An obligation rated AAA has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

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A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitment on the obligation.
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, they may be outweighed by large uncertainties or major exposure to adverse conditions.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment. The CC rating is used when a default has not yet occurred but S&P expects default to be a virtual certainty, regardless of the anticipated time to default.
C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed exchange offer.
Plus (+) or Minus (–): Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Short-Term Issue Credit Ratings
A-1: A short-term obligation rated 'A-1' is rated in the highest category by S&P Global Ratings. The obligor's capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments on these obligations is extremely strong.
A-2: A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitments on the obligation is satisfactory.
A-3: A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor's capacity to meet its financial commitments on the obligation.
B: A short-term obligation rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitments.
C: A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.

D: A short-term obligation rated 'D' is in default or in breach of an imputed promise. For non-hybrid capital instruments, the 'D' rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to 'D' if it is subject to a distressed exchange offer.
Notes Ratings
An S&P notes rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a notes rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.
◾ Amortization schedule-the longer the final maturity relative to other maturities the more likely it will be treated as a note.
◾ Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
Note rating symbols are as follows:
SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3: Speculative capacity to pay principal and interest.
D: D is assigned upon failure to pay the note when due, completion of a distressed exchange offer, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
FITCH RATINGS LTD.
International Long-Term Credit Ratings
AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality. AA ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High Credit Quality. A ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good Credit Quality. BBB ratings indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative. BB ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B: Highly Speculative. B ratings indicate that material default risk is present.
CCC: Substantial Credit Risk. CCC ratings indicate that substantial credit risk is present.
CC: Very High Levels of Credit Risk. CC ratings indicate very high levels of credit risk.
C: Exceptionally High Levels of Credit Risk. C indicates a default or default-like process has begun, or the issuer is in standstill.

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International Short-Term Credit Ratings
F1: Highest Short-Term Credit Quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2: Good Short-Term Credit Quality. Good intrinsic capacity for timely payment of financial commitments.
F3: Fair Short-Term Credit Quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative Short-Term Credit Quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High Short-Term Default Risk. Default is a real possibility.
D: Default. Indicates the default of a short-term obligation.
Plus (+) or Minus (–): The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to AAA ratings and ratings below CCC. For the short-term rating category of F1, a “+” may be appended.

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PART C
OTHER INFORMATION
Item 28. Exhibits.
(a)(1) Amended and Restated Articles of Incorporation, incorporated by reference to Registration Statement on form N-1A filed on or about November 3, 1995 (File No. 33-36943).
(2) Articles of Amendment for name change dated February 3, 2010, incorporated by reference to Registrant’s Post-Effective Amendment No. 20 to its Registration Statement on Form N-1A filed on February 9, 2011 (File No. 33-63943).
(3) Articles Supplementary, incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed on January 31, 2012 (File No. 33-63943).
(4) Articles Supplementary dated September 13, 2017. Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A filed on September 25, 2017 (file No. 33-63943).
(5) Articles of Amendment dated September 13, 2017. Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 to its Registration Statement on Form N-1A filed on September 25, 2017 (file No. 33-63943).
(6) Articles Supplementary dated December 19, 2017. Incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A filed on December 27, 2017 (file No. 33-63943)
(7) Articles of Amendment dated May 14, 2018 for fund name changes and share class name change effective June 11, 2018. Incorporated by Reference to Registrant’s Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A filed on December 27, 2018 (file No. 33-63943)
(8) Articles Supplementary dated May 14, 2021. Incorporated by reference to Registrant’s Post-Effective Amendment No. 55 to its Registration Statement on Form N-1A filed on December 29, 2022 (file No. 33-63943).
(b)(1) By-Laws, as amended through November 16, 2004, incorporated by Registrant’s Post-Effective Amendment No. 7 to its Registration Statement on Form N-1A filed on December 23, 2004 (File No. 33-63943).
(c) Instruments defining rights of shareholders, incorporated by reference to Registration Statement on Form N-1A on or about November 3, 1995 (File No. 33-36943).
(d)(1) Amended and Restated Management Agreement between the Registrant and Prudential Investments LLC (now known as PGIM Investments LLC) dated July 3, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A filed on March 1, 2004 (file No. 33-63943).
(2) Amendment to Management Agreement between the Registrant and Prudential Investments LLC (now known as PGIM Investments LLC) dated October 1, 2016. Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A filed on January 31, 2017 (file No. 33-63943).
(3) Amended and Restated Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and Prudential Investment Management, Inc. (now known as PGIM, Inc.) dated July 3, 2003, incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A filed on March 1, 2004 (file No. 33-63943).
(4) Amendment to Subadvisory Agreement between Prudential Investments LLC (now known as PGIM Investments LLC) and PGIM, Inc. dated October 1, 2016. Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to its Registration Statement on Form N-1A filed on January 31, 2017 (file No. 33-63943).

(5) Sub-Subadvisory Agreement dated March 9, 2015 between Prudential Investment Management, Inc. and Pramerica Investment Management Limited (now known as PGIM Limited), incorporated by reference to Registrant’s Post-Effective Amendment No. 32 to its Registration Statement on Form N-1A filed on December 23, 2015 (file No. 33-63943).
(6) Management Agreement between the Registrant and PGIM Investments LLC relating to Prudential Global Total Return (USD Hedged) Fund (now known as PGIM Global Total Return (USD Hedged) Fund). Incorporated by reference to Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A filed on December 12, 2017 (file No. 33-63943).
(7) Subadvisory Agreement between PGIM Investments LLC and PGIM, Inc. relating to Prudential Global Total Return (USD Hedged) Fund. Incorporated by reference to Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A filed on December 12, 2017 (file No. 33-63943).
(8) Expense Cap for PGIM Global Total Return (USD Hedged) Fund. Filed herewith.
(9) Expense Cap for PGIM Global Total Return Fund. Filed herewith.
(10) Management fee waiver for certain PGIM Fixed Income Funds including the Registrant's PGIM Global Total Return (USD Hedged) Fund and PGIM Global Total Return Fund. Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 88 to the registrant statement for Prudential Investment Portfolios, Inc. 14 on Form N-1A filed via Edgar on April 28, 2021 (File No. 002-82976).
(11) PGIM Fixed Income Subadvisory fee waiver for certain PGIM Fixed Income Funds, including the Registrant’s PGIM Global Total Return (USD Hedged) Fund and PGIM Global Total Return Fund. Incorporated. Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 88 to the Registration Statement for Prudential Investment Portfolios, Inc. 14 on Form N-1A filed via Edgar on April 28, 2021 (File No. 002-82976).
(12) PGIM Limited Subadvisory fee waiver for certain PGIM Fixed Income Funds, including the Registrant’s PGIM Global Total Return (USD Hedged) Fund and PGIM Global Total Return Fund. Incorporated. Incorporated by reference to Exhibit (d)(2)(d) to Post-Effective Amendment No.63 to the Registration Statement on Form N-1A (File No. 33-55441) filed via EDGAR on February 14, 2022.
(e)(1) Second Amended and Restated Distribution Agreement between Prudential Investments Mutual Funds and the Target Mutual Funds (now known as PGIM Funds), and Prudential Investment Management Services LLC (PIMS) dated September 22, 2016. Incorporated by reference to Prudential Investment Portfolios 5. Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A (File No. 811-09439) filed via EDGAR on September 23, 2016.
(2) Form of Selected Dealer Agreement, incorporated by Reference to Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A filed on or about December 31, 1998 (File No. 33-63943).
(f) Not Applicable.
(g)(1) Custody Agreement dated November 7, 2022 between the Registrant and The Bank of New York (BNY), incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (File No. 33-63943) filed via EDGAR on April 3, 2006.
(2) Amendment dated December 2, 2019 to Custodian Agreement between the Registrant and BNY, dated July 1, 2005. Incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 5, filed via EDGAR on December 13, 2019 (File No. 333-82621).
(3)(a) Amendment dated September 16, 2021 to Custodian Agreement between the Registrant and BNY. Incorporated by reference to Exhibit (g)(11) to Post-Effective Amendment No. 102 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 3, filed via EDGAR on September 27, 2021 (File No. 333-95849).

(3)(b) Amendment dated December 1, 2022, to Custodian Agreement between the Registrant and BNY. Incorporated by reference to Exhibit (g)(2)(b) to Post-Effective Amendment No. 187 to the Registration Statement on Form N-1A for Advanced Series Trust, filed via EDGAR on December 19, 2022 (File No. 33-24962).
(4)(a) Accounting and Services Agreement among the Registrant and BNY Mellon Investment Servicing (US) Inc. for the various portfolios of the Registrant. Incorporated by reference to Advanced Series Trust’s Post-Effective Amendment No. 136 to Registration Statement, which Amendment was filed via EDGAR on July 7, 2015.
(4)(b) Addition of Prudential Global Total Return (USD Hedged) Fund to the Accounting Services Agreement among the Registrant and The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc. f/k/a PFPC Inc.). Incorporated by reference to Advanced Series Trust’s Post-Effective Amendment No. 154 to the Registration Statement on Form N-1A (File No. 033-24962) filed via EDGAR on December 8, 2017.
(5) Fund Administration and Accounting Agreement dated February 3, 2006, among the Registrant and The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc. f/k/a PFPC Inc.). Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 14, filed via EDGAR on April 27, 2022 (File No. 811-03712)
(6) Amendment dated April 22, 2022, to the Fund Administration and Accounting Services Agreement, dated February 3, 2006, among the Registrant and The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc. f/k/a PFPC Inc.). Incorporated by reference to Exhibit (g)(6) to Post-Effective Amendment No. 89 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 14, filed via EDGAR on April 27, 2022 (File No. 811-03712)
(7) Amendment dated December 1, 2022, to the Fund Administration and Accounting Services Agreement, dated February 3, 2006, among the Registrant and The Bank of New York Mellon (as assigned from BNY Mellon Investment Servicing (US) Inc. f/k/a PFPC Inc.). Incorporated by reference to Exhibit (g)(3)(m) to Post-Effective Amendment No. 187 to the Registration Statement on Form N-1A for Advanced Series Trust, filed via EDGAR on December 19, 2022 (File No. 33-24962).
(h)(1) Amended and Restated Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc., dated May 29, 2007. Incorporated by reference to the Dryden Municipal Bond Fund Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A filed via EDGAR on June 29, 2007 (File No. 33-10649).
(2) Amendment dated December 1, 2022, to Amended and Restated Transfer Agency and Service Agreement dated May 29, 2007. Incorporated by reference to Exhibit (h)(1)(b) to Post-Effective amendment No. 187 to the Registration Statement on Form N-1A for Advanced Series Trust, filed via EDGAR on December 19, 2022 (File No. 33-24962).
(i)(1) Opinion and Consent of Counsel, incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A filed February 28, 2002 (file No. 33-63943).
(2) Opinion and Consent of Counsel relating to Class Q shares (now known as Class R6 shares) for Prudential Global Total Return Fund (now known as PGIM Global Total Return Fund), incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A filed on January 31, 2012 (File No. 33-63943).
(3) Opinion and Consent of Venable LLP relating to the legality of shares for Prudential Global Total Return (USD Hedged) Fund. Incorporated by reference to Registrant’s Post-Effective Amendment No. 40 to its Registration Statement on Form N-1A filed on December 12, 2017 (file No. 33-63943).
(4) Opinion and Consent of Venable LLP as to the legality of the securities (Class R2 shares and Class R4 shares) of Prudential Global Total Return Fund being registered. Incorporated by reference to Registrant’s Post-Effective Amendment No. 42 to its Registration Statement on Form N-1A filed on December 27, 2017 (file No. 33-63943)

(j) Consent of independent registered public accounting firm. Filed herewith.
(k) Not Applicable.
(l) Not Applicable.
(m)(1) Amended and Restated Distribution and Service Plan for Class A shares. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 12 (File No. 333-42705) filed via EDGAR on June 19, 2018.
(2) Amended and Restated Distribution and Service Plan for Class C shares. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 12 (File No. 333-42705) filed via EDGAR on June 19, 2018.
(3) Rule 12b-1 Distribution Plan for Class R2 Shares. Incorporated by reference to Exhibit (m)(7) to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 5, filed via EDGAR on December 13, 2019 (File No. 333-82621).
(4) Shareholder Services Plan for Class R1, Class R2, Class R3 and Class R4 shares. Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A for the Prudential Day One Funds (File No. 333-82621) filed via EDGAR on September 22, 2016.
(n) Amended and Restated Rule 18f-3 Plan. Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 83 to the Registration Statement on Form N-1A for Prudential Sector Funds, Inc., filed via EDGAR on January 29, 2021 (File No. 002-72097).
(o) Power of Attorney dated December 6, 2023.
(p)(1) Code of Ethics of Registrant. Filed as an exhibit to PGIM ETF Trust Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A (file No. 333-222469), which was filed via EDGAR on October 29, 2020, and is incorporated herein by reference.
(2) Investment Adviser Code of Ethics and Personal Securities Trading Policy of Prudential, including the Manager, Distributor, and PGIM Fixed Income, dated May 2023. Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 65 to the Registration Statement on Form N-1A for Prudential Investment Portfolios 6, filed via EDGAR on October 27, 2023 (File No. 002-91215).
Item 29. Persons Controlled by or under Common Control with the Registrant.
None.
Item 30. Indemnification.
Subject to Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and by the Maryland General Corporation Law (the MGCL), and pursuant to Article VI of the Registrant’s charter and Article V of the Registrant’s Bylaws, the Registrant shall indemnify, including by advancement of expenses, present and former officers and directors (and persons who serve or served certain other entities at the Registrant’s request) to the fullest extent required or authorized, and in the manner permitted, by applicable federal and state law. The Registrant shall indemnify other employees and agents to the extent authorized by the Registrant’s Board of Directors and permitted by law. Section 2-418 of the MGCL permits indemnification of directors, officers, employees and agents who are made a party to any proceeding by reason of their service in such capacity unless it is established that (i) the act or omission of such person was material to the matter and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (ii) such person actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, such person had reasonable cause to believe that the act or omission was unlawful. The MGCL generally does not permit indemnification in respect of any proceeding by or in the right of the Registrant in which a person is found liable to the Registrant or, except in limited circumstances, for proceedings brought against the Registrant. A Maryland corporation may be required to reimburse officers and directors for reasonable expenses incurred in the successful defense of a proceeding to which such director or officer is a party by reason of his or her service in such capacity.
Pursuant to Article VI of the Registrant’s charter, directors and officers of the Registrant shall not be liable to the Registrant or its stockholders for monetary damages for breach of fiduciary duty as officers or directors to the extent permitted by law (including the MGCL and the 1940 Act). Under Maryland law, such limitation on liability will not apply to: (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action.
As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement), in certain cases the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence in the performance of its duties, willful misfeasance or reckless disregard of duties.
In so far as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.
The Registrant maintains an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.
Section 9 of the Management Agreement and Section 4 of each Subadvisory Agreement limit the liability of PGIM Investments LLC and PGIM, Inc., respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements. Section 9 of the Management Agreement also holds PI liable for losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.
The Registrant hereby undertakes that it will apply the indemnification provisions of its Charter and By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.
Item 31. Business and other Connections of the Investment Adviser.
PGIM Investments LLC (“PGIM Investments”)
See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.
The business profession, vocation or employment of a substantial nature engaged in by the officers and directors of PGIM Investments during the past two years are listed in Schedules A and D of Form ADV of PGIM Investments as currently on file with the Commission (File No. 801-31104), the text of which is hereby incorporated by reference.
PGIM, Inc. (“PGIM”)

See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI constituting Part B of this Registration Statement.
The profession, vocation or employment of a substantial nature engaged in by the officers and directors of PGIM, Inc. during the past two years are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-22808), as most recently amended, the text of which is hereby incorporated by reference.
PGIM Limited
See the Prospectus constituting Part A of this Post-Effective Amendment to the Registration Statement and “Management and Advisory Arrangements” in the SAI.
The business, profession, vocation or employment of a substantial nature engaged in by the officers and directors of PGIM Limited during the past two years is included in its Form ADV as currently on file with the Commission (File No. 801-73882), the relevant text of which is incorporated herein by reference.
Item 32. Principal Underwriters.
(a) Prudential Investment Management Services LLC (PIMS) is distributor for PGIM ETF Trust, Prudential Government Money Market Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 2, Prudential Investment Portfolios 3, Prudential Investment Portfolios Inc. 14, Prudential Investment Portfolios 4, Prudential Investment Portfolios 5, Prudential Investment Portfolios 6, Prudential National Muni Fund, Inc., Prudential Jennison Blend Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investment Portfolios 7, Prudential Investment Portfolios 8, Prudential Jennison Small Company Fund, Inc., Prudential Investment Portfolios 9, Prudential World Fund, Inc., Prudential Investment Portfolios, Inc. 10, Prudential Jennison Natural Resources Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Investment Portfolios 12, Prudential Investment Portfolios, Inc. 15, Prudential Investment Portfolios 16, Prudential Investment Portfolios, Inc. 17, Prudential Investment Portfolios 18, Prudential Sector Funds, Inc. Prudential Short-Term Corporate Bond Fund, Inc., The Target Portfolio Trust, and The Prudential Series Fund.
PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract GI-2, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.
(b) The following table sets forth information regarding certain officers of PIMS. As a limited liability company, PIMS has no directors.
Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Andre T. Carrier (2)	President	N/A
Scott E. Benjamin (2)	Vice President	Board Member and Vice President
H. Soo Lee (1)	Senior Vice President, Chief Legal Officer and Secretary	N/A
John N. Christolini (3)	Senior Vice President and Chief Compliance Officer	N/A
Karen Leibowitz (1)	Senior Vice President and Chief Administrative Officer	N/A
Robert Smit (4)	Senior Vice President, Controller and Chief Financial Officer	N/A
Hansjerg Schlenker (2)	Senior Vice President and Chief Operations Officer	N/A
Peter Puzio (3)	Senior Vice President	N/A
Kevin Chaillet (3)	Treasurer	N/A

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Kelly Florio (4)	Vice President and Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer
Principal Business Addresses:
(1)
213 Washington Street, Newark, NJ 07102
(2)
655 Broad Street, Newark, NJ 07102
(3)
280 Trumbull Street, Hartford, CT 06103
(4)
751 Broad Street, Newark NJ, 07102
(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.
Item 33. Location of Accounts and Records.
All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of BNY Mellon, 240 Greenwich Street, New York, New York 10286, PGIM, Inc., 655 Broad Street, Newark, New Jersey 07102, the Registrant, 655 Broad Street, Newark, New Jersey 07102, and Prudential Mutual Fund Services LLC (PMFS), 655 Broad Street, Newark, New Jersey 07102.
Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d) and (f) will be kept at 655 Broad Street, Newark, New Jersey 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY and PMFS.
Item 34. Management Services.
Other than as set forth under the captions “How the Fund is Managed-Manager” and “How the Fund is Managed-Distributor” in the Prospectus and the caption “Management and Advisory Arrangements” in the SAI, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.
Item 35. Undertakings.
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 22nd day of December, 2023.
Prudential Global Total Return Fund, Inc.
*
Stuart S. Parker, President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
* Ellen S. Alberding	Director
* Kevin J. Bannon	Director
* Scott E. Benjamin	Director
* Linda W. Bynoe	Director
* Barry H. Evans	Director
* Keith F. Hartstein	Director
* Laurie Simon Hodrick	Director
* Stuart S. Parker	Director and President, Principal Executive Officer
* Brian K. Reid	Director
* Grace C. Torres	Director
* Christian J. Kelly	Chief Financial Officer (Principal Financial Officer)
* Russ Shupak	Treasurer and Principal Accounting Officer
*By: /s/ Patrick McGuinness Patrick McGuinness	Attorney-in-Fact	December 22, 2022

POWER OF ATTORNEY
for the PGIM Open End Fund Complex
The undersigned, directors/trustees and/or officers of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Melissa Gonzalez, Patrick McGuinness, Debra Rubano, George Hoyt and Devan Goolsby or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A or Form N-2, as applicable, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any subsequent Registration Statement of such registered investment company pursuant to Rule 462(b) of the Securities Act of 1933, as amended, as applicable, and any and all supplements or other instruments in connection therewith on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.
This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Laurie Simon Hodrick Laurie Simon Hodrick
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ Christian J. Kelly Christian J. Kelly
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ Stuart S. Parker Stuart S. Parker
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Brian K. Reid Brian K. Reid
/s/ Barry H. Evans Barry H. Evans	/s/ Russ Shupak Russ Shupak
/s/ Keith F. Hartstein Keith F. Hartstein	/s/ Grace C. Torres Grace C. Torres

Dated: December 6, 2023

APPENDIX A
Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
PGIM ETF Trust
PGIM Global High Yield Fund, Inc.
PGIM High Yield Bond Fund, Inc
PGIM Short Duration High Yield Opportunities Fund
Ms. Alberding does not serve as a Trustee of the PGIM Short Duration High Yield Opportunities Fund.
Ms. Bynoe and Ms. Hodrick do not serve as Directors of PGIM High Yield Bond Fund, Inc. and PGIM Global High Yield Fund, Inc. or as Trustees of PGIM Short Duration High Yield Opportunities Fund.

Prudential Global Total Return Fund, Inc.
Exhibit Index
Item 28 Exhibit No.	Description
(d)(8)	Expense Cap for PGIM Global Total Return (USD Hedged) Fund.
(d)(9)	Expense Cap for PGIM Global Total Return Fund.
(j)	Consent of independent registered public accounting firm.